UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI New ways
    New answers.(R)




--------------------------------------------------------------------------------


SEI Institutional Managed Trust
--------------------------------------------------------------------------------

Semi-Annual Report as of March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

Large Cap Diversified Alpha Fund

Tax-Managed Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Real Estate Fund

Core Fixed Income Fund

High Yield Bond Fund

TABLE OF CONTENTS




-------------------------------------------------------------------------------
Statements of Net Assets/Schedule of Investments                              1
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                         129
-------------------------------------------------------------------------------
Statements of Operations                                                    130
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         132
-------------------------------------------------------------------------------
Financial Highlights                                                        136
-------------------------------------------------------------------------------
Notes to Financial Statements                                               138
-------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                 149
-------------------------------------------------------------------------------
Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements                                 151
-------------------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DIVERSIFIED ALPHA FUND

March 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS#:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

19.8%  Financials
14.6%  Information Technology
11.2%  Health Care
11.0%  Consumer Discretionary
8.4%   Asset-Backed Securities
6.9%   Industrials
6.4%   Energy
5.6%   Consumer Staples
4.8%   Short-Term Investments
3.8%   U.S. Government Mortgage-Backed Obligations
2.3%   Materials
2.1%   Utilities
1.9%   Telecommunication Services
1.0%   U.S. Government Agency Obligations
0.2%   U.S. Treasury Obligations

#Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 85.0%
CONSUMER DISCRETIONARY -- 12.2%
   Abercrombie & Fitch, Cl A (D)                       20,414   $         1,190
   Advance Auto Parts*                                  8,595               358
   Aeropostale*                                        13,600               410
   Amazon.com*                                         33,054             1,207
   American Eagle Outfitters                           43,289             1,293
   AnnTaylor Stores*                                   23,600               868
   Apollo Group, Cl A*                                 56,894             2,988
   Applebee's International                            23,789               584
   Autonation*                                          5,245               113
   Autozone*                                            2,083               208
   Barnes & Noble                                         492                23
   Beazer Homes USA (D)                                 8,300               545
   Bed Bath & Beyond*                                   2,841               109
   Belo, Cl A                                           7,004               139
   Best Buy                                             4,500               252
   Black & Decker                                      14,763             1,283
   Boyd Gaming                                          4,800               240
   Brinker International                               12,363               522
   Brunswick                                           31,254             1,215
   Building Material Holding                            4,300               153
   Cablevision Systems, Cl A*                          35,973               960
   Career Education*                                   34,262             1,293
   CBS, Cl B                                           27,983               671
   Centex                                               1,041                65
   Cheesecake Factory*                                  1,942                73
   Chico's FAS*                                        20,683               841
   Circuit City Stores                                  1,600                39
   Claire's Stores                                     35,500             1,289
   Clear Channel Communications                         5,380               156
   Coach*                                              54,219             1,875
   Comcast, Cl A*                                      39,085             1,022
   Corinthian Colleges*                                 1,700                24
   Darden Restaurants*                                 67,032             2,750
   DIRECTV Group*                                     145,765             2,391
   Discovery Holding, Cl A*                             1,710                26

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Dollar General                                      10,467   $           185
   Dollar Tree Stores*                                 20,700               573
   Dow Jones                                            2,100                83
   DR Horton (D)                                       13,800               458
   E.W. Scripps, Cl A                                   8,571               383
   EchoStar Communications, Cl A*                      53,969             1,612
   Education Management*                               22,100               919
   Expedia*                                            19,813               402
   Federated Department Stores                          3,912               286
   Ford Motor (D)                                      55,700               443
   Fortune Brands (D)                                  29,198             2,354
   Gannett                                             23,746             1,423
   Gap                                                  1,909                36
   Gentex                                                 694                12
   Genuine Parts                                       15,263               669
   Getty Images*                                        2,462               184
   Gildan Activewear*                                  12,800               608
   Goodyear Tire & Rubber*                              2,139                31
   GTECH Holdings                                      10,763               366
   H&R Block (D)                                      121,962             2,640
   Harley-Davidson                                     34,333             1,781
   Harman International Industries                     11,684             1,298
   Harrah's Entertainment                               3,910               305
   Harte-Hanks                                          2,777                76
   Hasbro                                              23,496               496
   Hilton Hotels                                        1,724                44
   Home Depot (D)                                     181,793             7,690
   IAC/InterActive*                                    11,909               351
   International Game Technology                      125,521             4,421
   Interpublic Group*                                   3,168                30
   J.C. Penney                                         36,520             2,206
   John Wiley & Sons, Cl A                              4,888               185
   Johnson Controls                                     6,777               515
   Jones Apparel Group (D)                             29,644             1,049
   KB Home                                             13,550               880
   Knight Ridder                                        2,350               149
   Kohl's*                                              5,156               273
   Lamar Advertising, Cl A*                             3,335               175
   Lennar, Cl A                                        11,918               720
   Liberty Global, Cl A*                               16,404               336
   Liberty Media, Cl A*                                38,916               320
   Liz Claiborne                                       23,700               971
   Lowe's (D)                                          19,021             1,226
   Marriott International, Cl A (D)                    39,169             2,687
   Mattel                                              49,269               893
   McDonald's                                          26,542               912
   McGraw-Hill (D)                                     27,348             1,576
   Men's Wearhouse                                      5,705               205
   Meredith                                             2,600               145
   MGM Mirage*                                        104,324             4,495
   Michaels Stores                                        488                18
   Newell Rubbermaid                                   21,802               549
   News, Cl A*                                         31,877               529
   Nike, Cl B                                           8,162               695


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006          1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Nordstrom (D)                                       25,863   $         1,013
   NTL*                                                   349                10
   NVR*                                                 1,188               878
   O'Reilly Automotive*                                 3,974               145
   Office Depot*                                       16,598               618
   OfficeMax                                              174                 5
   Omnicom Group (D)                                    7,524               626
   Outback Steakhouse                                   1,774                78
   Pacific Sunwear of California*                       4,800               106
   Panera Bread, Cl A*                                  1,530               115
   Petsmart                                             8,700               245
   Pixar*                                               1,830               117
   Polo Ralph Lauren                                    4,600               279
   Pulte Homes                                          3,616               139
   R.H. Donnelley*                                      1,115                65
   Ross Stores                                            643                19
   Ryland Group                                           347                24
   Saks*                                                3,589                69
   Sears Holdings*                                      1,909               252
   Select Comfort*                                     21,033               832
   ServiceMaster                                        8,281               109
   Shaw Communications, Cl B (D)*                      43,600             1,043
   Sherwin-Williams                                    26,680             1,319
   Snap-On                                              5,165               197
   Standard-Pacific                                     3,221               108
   Stanley Works                                          515                26
   Staples                                            222,874             5,688
   Starbucks*                                          44,159             1,662
   Starwood Hotels & Resorts Worldwide                  2,603               176
   Station Casinos                                      1,094                87
   Steven Madden                                        2,700                96
   Target                                              48,126             2,503
   Tempur-Pedic International*                         22,200               314
   Tiffany                                              6,000               225
   Timberland, Cl A*                                    4,165               143
   Time Warner (D)                                     53,367               896
   TJX                                                    195                 5
   Toll Brothers*                                       2,672                93
   Tribune                                              3,177                87
   Univision Communications, Cl A (D)*                 55,808             1,924
   VF (D)                                              52,729             3,000
   Viacom, Cl B*                                        3,384               131
   Walt Disney*                                         1,171                33
   Washington Post, Cl B                                   74                57
   Weight Watchers International*                      54,071             2,779
   Wendy's International                                1,897               118
   Whirlpool                                            3,794               347
   Williams-Sonoma*                                     2,400               102
   XM Satellite Radio Holdings, Cl A*                 155,000             3,452
   Yum! Brands                                         26,955             1,317
                                                                ----------------
                                                                        112,715
                                                                ----------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.1%
   Albertson's                                          3,600   $            92
   Altria Group                                        20,852             1,478
   Anheuser-Busch                                      27,224             1,164
   Archer-Daniels-Midland (D)                          84,998             2,860
   Brown-Forman, Cl B                                   4,712               363
   Campbell Soup                                        3,471               112
   Chiquita Brands International                       19,900               334
   Church & Dwight                                      2,906               107
   Clorox (D)                                          35,287             2,112
   Coca-Cola (D)                                      108,105             4,526
   Coca-Cola Enterprises                               48,799               993
   Colgate-Palmolive                                    9,612               549
   Costco Wholesale                                     2,509               136
   CVS                                                  8,501               254
   Dean Foods*                                         11,621               451
   Del Monte Foods                                      6,248                74
   Energizer Holdings*                                 16,873               894
   Estee Lauder, Cl A                                  13,100               487
   General Mills                                       10,700               542
   Hershey                                              6,286               328
   HJ Heinz                                               174                 7
   Hormel Foods                                         4,727               160
   JM Smucker                                           2,686               107
   Kellogg                                              7,375               325
   Kimberly-Clark (D)                                  32,209             1,862
   Kraft Foods, Cl A                                    2,220                67
   Kroger (D)*                                         91,621             1,865
   Loews - Carolina Group                               8,093               383
   McCormick                                            1,653                56
   Pepsi Bottling Group (D)                            63,998             1,945
   PepsiAmericas                                        6,635               162
   PepsiCo                                             37,547             2,170
   Pilgrim's Pride                                     41,504               899
   Procter & Gamble                                   130,649             7,528
   Reynolds American                                   19,295             2,036
   Safeway                                             91,314             2,294
   Smithfield Foods*                                    2,554                75
   Supervalu (D)                                       34,635             1,067
   Sysco                                                7,955               255
   Tyson Foods, Cl A                                   62,237               855
   UST                                                    860                36
   Wal-Mart Stores (D)                                172,888             8,167
   Walgreen                                           126,019             5,435
   Whole Foods Market                                  12,614               838
   WM Wrigley Jr                                        9,683               620
                                                                ----------------
                                                                         57,070
                                                                ----------------
ENERGY -- 7.1%
   Amerada Hess                                         2,915               415
   Anadarko Petroleum (D)                              19,398             1,959
   Apache                                               1,043                68
   Arch Coal                                            4,430               336


--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Baker Hughes                                         5,030   $           344
   BJ Services                                         24,518               848
   Burlington Resources                                 9,158               842
   Chesapeake Energy                                    8,556               269
   Chevron                                             79,903             4,632
   ConocoPhillips                                      64,767             4,090
   Consol Energy                                       14,392             1,067
   Cooper Cameron*                                      7,388               326
   Denbury Resources*                                   1,000                32
   Devon Energy (D)                                    51,023             3,121
   Diamond Offshore Drilling                            2,398               215
   Dresser-Rand Group*                                  4,443               110
   EOG Resources                                        8,254               594
   EnCana                                              25,900             1,210
   Exxon Mobil (D)                                    355,064            21,609
   FMC Technologies*                                    3,100               159
   Forest Oil*                                          1,518                57
   Grant Prideco*                                       5,168               221
   Halliburton                                         14,457             1,056
   Harvest Natural Resources*                           4,420                43
   Helmerich & Payne                                   15,504             1,083
   Hercules Offshore*                                   1,000                34
   Kerr-McGee                                           4,086               390
   Kinder Morgan                                        4,665               429
   Marathon Oil (D)                                    50,604             3,855
   Massey Energy                                        1,553                56
   Murphy Oil                                           1,456                73
   Nabors Industries*                                   4,882               350
   National Oilwell Varco*                              3,324               213
   Newfield Exploration*                                2,800               117
   Noble Energy                                           800                35
   Occidental Petroleum (D)                            44,123             4,088
   Oil States International*                           10,200               376
   Patterson-UTI Energy                                 9,110               291
   Peabody Energy                                         688                35
   Petro-Canada (D)                                    26,100             1,242
   Pioneer Natural Resources                            1,830                81
   Pogo Producing                                       2,454               123
   Schlumberger                                         6,738               853
   Smith International                                  2,074                81
   Southwestern Energy*                                 3,200               103
   St. Mary Land & Exploration                         21,500               878
   Sunoco (D)                                          18,863             1,463
   Talisman Energy (D)                                 20,100             1,069
   Tesoro                                                 947                65
   Tidewater                                           39,442             2,178
   Unit (D)*                                           30,694             1,711
   Valero Energy                                       13,686               818
   Western Gas Resources                                6,203               299
   XTO Energy                                           2,433               106
                                                                ----------------
                                                                         66,118
                                                                ----------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

FINANCIALS -- 16.1%
   A.G. Edwards                                         5,354   $           267
   Affiliated Managers Group*                             468                50
   Aflac                                               14,416               651
   Alleghany*                                             306                89
   Allied Capital                                       3,992               122
   Allstate (D)                                        50,132             2,612
   American Capital Strategies                          8,206               289
   American Express                                     8,815               463
   American Financial Group                            16,876               702
   American International Group                        26,850             1,775
   AmeriCredit*                                        17,000               522
   Ameriprise Financial                                 5,788               261
   AmSouth Bancorp                                     17,295               468
   Annaly Mortgage Management+                          5,600                68
   Anthracite Capital+                                  2,004                22
   AON                                                 21,185               879
   Apartment Investment &
      Management, Cl A                                    341                16
   Archstone-Smith Trust                                1,730                84
   Arden Realty+                                        2,347               106
   Arthur J Gallagher                                     520                14
   Ashford Hospitality Trust+                           7,119                88
   Associated Banc-Corp                                   694                24
   Assurant (D)                                        28,786             1,418
   Astoria Financial                                    1,735                54
   AvalonBay Communities+                               2,147               234
   Bank of America (D)                                213,089             9,704
   Bank of Hawaii                                       1,041                55
   Bank of New York                                     2,500                90
   BB&T                                                 5,139               201
   Bear Stearns                                         5,972               828
   BlackRock, Cl A                                        347                49
   Boston Properties                                    1,856               173
   BRE Properties, Cl A+                                3,100               174
   Brown & Brown                                        7,188               239
   Camden Property Trust+                                 974                70
   Capital Lease Funding+                               1,800                20
   Capital One Financial                                8,395               676
   CapitalSource+                                       8,632               215
   CarrAmerica Realty+                                  4,100               183
   CB Richard Ellis Group, Cl A (D)*                   13,900             1,122
   CBL & Associates Properties+                         1,350                57
   Charles Schwab                                      19,681               339
   Chicago Mercantile Exchange
      Holdings                                         11,574             5,179
   Chubb                                                2,709               259
   CIT Group (D)                                       54,607             2,923
   Citigroup (D)                                      235,975            11,145
   City National                                          194                15
   CNA Financial*                                       3,600               115
   Colonial BancGroup                                   6,200               155
   Comerica (D)                                        31,145             1,805
   Commerce Bancorp                                     6,587               241


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006          3

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Commerce Bancshares                                  4,920   $           254
   Compass Bancshares                                     174                 9
   Conseco*                                             6,265               155
   Countrywide Financial                                2,214                81
   Crescent Real Estate Equities+                      26,687               562
   Cullen/Frost Bankers                                 2,000               107
   Developers Diversified Realty+                         347                19
   Downey Financial                                     4,860               327
   Duke Realty+                                         1,200                46
   E*Trade Financial*                                   1,400                38
   Equity Office Properties Trust                       4,250               143
   Equity Residential                                   6,141               287
   Erie Indemnity, Cl A                                   694                37
   Essex Property Trust+                                1,800               196
   Fannie Mae                                           1,047                54
   Federal Realty Investment Trust+                     2,509               189
   Federated Investors, Cl B                            7,395               289
   Fidelity National Financial                          6,901               245
   Fieldstone Investment+                               5,100                60
   Fifth Third Bancorp                                    900                35
   First American (D)                                  65,621             2,570
   First Horizon National                               1,321                55
   FirstMerit                                           1,600                39
   Forest City Enterprises, Cl A                        4,830               228
   Franklin Resources                                  11,581             1,091
   Freddie Mac                                          7,635               466
   Fulton Financial                                     2,256                39
   General Growth Properties+                           3,157               154
   Golden West Financial                                1,397                95
   Goldman Sachs Group (D)                             38,779             6,087
   Greenhill                                              700                46
   Hanover Insurance Group                             10,874               570
   Hartford Financial Services Group                   28,049             2,259
   HCC Insurance Holdings                               9,751               339
   Health Care+                                           868                33
   Hospitality Properties Trust+                        4,187               183
   Host Marriott+                                      23,999               514
   HRPT Properties Trust+                               4,878                57
   Huntington Bancshares                                1,100                27
   IndyMac Bancorp                                      5,188               212
   International Bancshares                             2,735                79
   JPMorgan Chase (D)                                 195,683             8,148
   Keycorp (D)                                         31,778             1,169
   Kimco Realty                                           835                34
   LandAmerica Financial Group                          1,000                68
   Legg Mason                                           6,195               776
   Lehman Brothers Holdings (D)                        40,619             5,871
   Leucadia National                                    2,100               125
   Lincoln National                                     1,974               108
   Loews                                               40,436             4,092
   M&T Bank                                             3,424               391
   Macerich+                                            1,009                75
   Markel*                                                194                65
   Marsh & McLennan                                    19,297               567

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Marshall & Ilsley                                    2,435   $           106
   Mellon Financial (D)                                28,000               997
   Mercantile Bankshares                                5,216               201
   Mercury General                                      1,200                66
   Merrill Lynch (D)                                   55,508             4,372
   Metlife (D)                                        107,283             5,189
   MGIC Investment                                      8,553               570
   Moody's                                             72,118             5,154
   Morgan Stanley (D)                                  64,688             4,064
   National City (D)                                   42,202             1,473
   New York Community Bancorp                           7,960               139
   North Fork Bancorporation                            1,675                48
   Northern Trust                                       4,462               234
   Old Republic International                           5,100               111
   Pan Pacific Retail Properties+                       1,777               126
   Peoples Bank                                         4,147               136
   Philadelphia Consolidated Holding*                  10,211               349
   Plum Creek Timber                                      521                19
   PMI Group (D)                                       24,700             1,134
   PNC Financial Services Group                        32,338             2,177
   Principal Financial Group (D)                       26,970             1,316
   Progressive                                          8,176               852
   Prologis                                               635                34
   Protective Life                                        347                17
   Prudential Financial                                 5,000               379
   Public Storage                                         347                28
   Radian Group (D)                                    20,777             1,252
   Ramco-Gershenson Properties+                         3,700               112
   Rayonier+                                            5,700               260
   Regency Centers+                                     1,083                73
   Regions Financial                                    4,254               150
   Safeco                                              11,689               587
   Shurgard Storage Centers, Cl A+                      4,141               276
   Simon Property Group                                26,938             2,267
   Sky Financial Group                                  5,442               144
   SL Green Realty+                                       520                53
   SLM                                                  7,024               365
   Sovereign Bancorp                                    2,083                46
   St. Joe                                              1,215                76
   St. Paul Travelers (D)                             147,629             6,169
   State Street                                         3,630               219
   Strategic Hotels & Resorts+                          1,160                27
   SunTrust Banks                                      13,770             1,002
   Synovus Financial                                    4,259               115
   T Rowe Price Group                                   2,777               217
   TCF Financial                                        4,200               108
   TD Ameritrade Holding*                               9,091               190
   TD Banknorth                                        10,206               300
   Thornburg Mortgage+                                 19,896               538
   Torchmark                                            4,071               232
   Transatlantic Holdings                                 430                25
   Trizec Properties+                                     174                 4
   UnionBanCal (D)                                     16,500             1,158
   United Dominion Realty Trust+                        1,724                49


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   UnumProvident                                        4,550   $            93
   US Bancorp (D)                                     187,782             5,727
   Vornado Realty Trust                                 1,162               112
   Wachovia (D)                                        88,312             4,950
   Washington Mutual                                    3,453               147
   Wells Fargo (D)                                     70,606             4,510
   Whitney Holding                                        174                 6
   Wilmington Trust                                     2,883               125
   WR Berkley (D)                                      24,780             1,439
   Zions Bancorporation                                 2,015               167
                                                                ----------------
                                                                        149,656
                                                                ----------------
HEALTH CARE -- 12.5%
   Abbott Laboratories                                 52,498             2,230
   Advanced Medical Optics*                               700                33
   Aetna (D)                                           34,876             1,714
   Affymetrix*                                          2,533                83
   Allergan                                            54,774             5,943
   AmerisourceBergen (D)                               86,682             4,184
   Amgen (D)*                                          56,639             4,120
   Applera - Applied Biosystems Group                   3,124                85
   Barr Pharmaceuticals*                                5,830               367
   Bausch & Lomb                                        8,424               537
   Baxter International                                40,406             1,568
   Becton Dickinson                                    18,748             1,154
   Biogen Idec*                                        15,378               724
   Boston Scientific*                                  29,847               688
   Bristol-Myers Squibb                                16,667               410
   C.R. Bard                                           18,920             1,283
   Cardinal Health (D)                                 89,275             6,653
   Caremark Rx*                                         5,886               289
   Celgene*                                            12,006               531
   Cephalon*                                              297                18
   Cerner*                                              1,988                94
   Charles River Laboratories
      International*                                      868                43
   Chemed                                                 702                42
   Chiron*                                             10,197               467
   Cigna                                               13,864             1,811
   CNS                                                    244                 5
   Community Health Systems*                            1,886                68
   Covance*                                             2,512               148
   Coventry Health Care*                                3,662               198
   Dade Behring Holdings (D)                           25,115               897
   DaVita*                                              2,310               139
   Dentsply International                               7,700               448
   Digene*                                              4,838               189
   Edwards Lifesciences*                               13,163               573
   Eli Lilly                                           18,989             1,050
   Emdeon*                                              8,200                89
   Endo Pharmaceuticals Holdings*                       5,456               179
   Express Scripts*                                     6,750               593
   Fisher Scientific International*                    21,727             1,479

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Forest Laboratories*                                11,822   $           528
   Genentech*                                         103,150             8,717
   Genzyme*                                             2,093               141
   Gilead Sciences*                                     6,000               373
   Guidant                                              5,632               440
   HCA                                                 19,763               905
   Health Management Associates, Cl A                   6,457               139
   Health Net*                                         74,062             3,764
   Henry Schein*                                       30,353             1,453
   Hillenbrand Industries                               1,004                55
   Hospira*                                            10,512               415
   Humana*                                              9,905               521
   Idexx Laboratories*                                 14,977             1,293
   ImClone Systems*                                     5,800               197
   IMS Health                                           2,950                76
   Invitrogen*                                          2,533               178
   Johnson & Johnson (D)                              226,946            13,440
   Kindred Healthcare*                                  2,800                70
   Kinetic Concepts*                                    1,900                78
   King Pharmaceuticals (D)*                           91,098             1,571
   Laboratory of America Holdings*                      9,975               583
   LifePoint Hospitals*                                 1,445                45
   Lincare Holdings*                                    5,442               212
   Manor Care                                           1,283                57
   McKesson (D)                                        80,801             4,212
   Medco Health Solutions*                             35,332             2,022
   Medimmune*                                          13,041               477
   Medtronic                                           22,692             1,152
   Merck                                               58,436             2,059
   Millennium Pharmaceuticals*                         10,400               105
   Millipore*                                           4,762               348
   Molecular Devices*                                   1,300                43
   Mylan Laboratories                                  43,892             1,027
   Neurocrine Biosciences*                             12,700               820
   Omnicare                                            10,936               601
   Palomar Medical Technologies*                       11,433               382
   PDL BioPharma*                                       8,142               267
   Pfizer (D)                                         281,017             7,003
   Pharmaceutical Product Development                   5,418               187
   PolyMedica                                           5,500               233
   Quest Diagnostics                                   22,561             1,157
   Resmed*                                              6,812               300
   Respironics*                                         7,886               307
   Schering-Plough                                     20,196               383
   Sepracor*                                            1,568                77
   St. Jude Medical*                                    9,339               383
   Stryker                                             12,002               532
   Techne*                                              7,286               438
   Thermo Electron*                                     1,594                59
   Triad Hospitals*                                       665                28
   Trizetto Group*                                      6,400               113
   UnitedHealth Group                                  99,672             5,568
   Universal Health Services, Cl B                      2,739               139


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006          5

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Varian*                                                600   $            25
   Varian Medical Systems*                              2,883               162
   VCA Antech*                                          8,500               242
   Ventana Medical Systems*                               500                21
   Waters*                                             23,863             1,030
   Watson Pharmaceuticals*                             10,413               299
   WellPoint*                                           8,845               685
   West Pharmaceutical Services                           349                12
   Wyeth                                               37,556             1,822
   Zimmer Holdings*                                    65,965             4,459
                                                                ----------------
                                                                        115,556
                                                                ----------------
INDUSTRIALS -- 7.7%
   3M                                                  20,373             1,542
   Adesa                                                5,110               137
   Alexander & Baldwin                                  2,665               127
   Alliant Techsystems*                                   521                40
   American Power Conversion                            5,908               137
   American Standard                                      359                15
   Ametek                                                 903                41
   AMR*                                                54,414             1,472
   Applied Industrial Technologies                      1,400                62
   Aramark, Cl B                                       23,658               699
   Armor Holdings*                                      7,431               433
   Avery Dennison                                       2,430               142
   Boeing                                              18,443             1,437
   Brink's                                              3,195               162
   Burlington Northern Santa Fe (D)                    23,228             1,936
   Carlisle                                               409                33
   Caterpillar                                         18,507             1,329
   Cendant                                              3,300                57
   CH Robinson Worldwide                                7,483               367
   ChoicePoint*                                         2,574               115
   CNF (D)                                             20,340             1,016
   Corporate Executive Board                            9,821               991
   CSX                                                  2,871               172
   Cummins (D)                                         14,100             1,482
   Danaher                                              2,845               181
   Deere                                                2,853               226
   Deluxe                                              54,537             1,427
   Dover                                                4,500               219
   Dun & Bradstreet*                                      174                13
   Eaton                                               23,975             1,749
   Emerson Electric                                     9,678               809
   Equifax                                             11,557               430
   Expeditors International Washington                 61,774             5,337
   Fastenal                                             5,174               245
   FedEx                                               11,800             1,333
   Fluor                                                2,591               222
   General Dynamics                                    11,832               757
   General Electric                                   216,138             7,517
   Goodrich                                             1,047                46
   Harsco                                               6,400               529

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Herman Miller                                       15,534   $           503
   HNI                                                  3,583               211
   Honeywell International                              6,174               264
   Ingersoll-Rand, Cl A                                47,454             1,983
   ITT Industries                                       9,918               558
   Jacobs Engineering Group*                            3,233               280
   JB Hunt Transport Services                          79,347             1,709
   JetBlue Airways*                                    16,600               178
   L-3 Communications Holdings                            174                15
   Laidlaw International (D)                           38,600             1,050
   Lockheed Martin (D)                                 54,638             4,105
   Manpower                                               600                34
   Monster Worldwide*                                     800                40
   MSC Industrial Direct, Cl A                            800                43
   NCI Building Systems*                                1,500                90
   Norfolk Southern                                        77                 4
   Northrop Grumman (D)                                39,383             2,689
   Oshkosh Truck                                        8,948               557
   Paccar                                              16,843             1,187
   Pall                                                 2,256                70
   Pentair                                              1,183                48
   Pitney Bowes                                         5,122               220
   Precision Castparts                                  5,380               320
   Raytheon                                            16,812               771
   Republic Services                                    2,603               111
   Robert Half International                            8,600               332
   Rockwell Automation                                 12,553               903
   Rockwell Collins                                     2,954               166
   Roper Industries                                     3,638               177
   RR Donnelley & Sons                                  9,165               300
   Ryder System                                        18,005               806
   Southwest Airlines                                   8,788               158
   SPX                                                    694                37
   Stericycle*                                          4,235               286
   Teleflex                                             3,121               224
   Terex*                                              27,538             2,182
   Thomas & Betts*                                     14,549               748
   Union Pacific (D)                                   28,033             2,617
   United Parcel Service, Cl B                         72,859             5,784
   United Technologies                                 28,804             1,670
   USG*                                                 7,409               704
   WW Grainger                                         26,921             2,029
                                                                ----------------
                                                                         71,147
                                                                ----------------
INFORMATION TECHNOLOGY -- 16.2%
   Activision*                                          2,544                35
   ADC Telecommunications*                              4,674               120
   Adobe Systems*                                       3,900               136
   Affiliated Computer Services, Cl A*                 33,304             1,987
   Agere Systems*                                     100,103             1,506
   Agilent Technologies*                               22,182               833
   Akamai Technologies*                                20,286               667
   Alliance Data Systems*                               3,300               154


--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Altera*                                             15,518   $           320
   Amdocs*                                             22,900               826
   Amphenol, Cl A                                       2,524               132
   Analog Devices                                      15,262               584
   Andrew*                                              3,992                49
   Apple Computer*                                     23,388             1,467
   Applied Materials*                                  87,195             1,527
   Arrow Electronics*                                  66,523             2,147
   Atmel*                                             147,700               697
   Autodesk                                            15,062               580
   Automatic Data Processing                            6,901               315
   Avaya*                                               6,174                70
   Avnet*                                              98,988             2,512
   Black Box                                              755                36
   BMC Software*                                       12,695               275
   Broadcom, Cl A*                                      8,458               365
   CA                                                     867                24
   Cadence Design Systems*                              8,082               149
   CDW                                                  2,277               134
   Ceridian*                                           13,300               339
   Checkfree*                                           1,215                61
   Cisco Systems (D)*                                 277,103             6,005
   Citrix Systems*                                      5,815               220
   Cognizant Technology Solutions, Cl A*                  139                 8
   Computer Sciences (D)*                              10,537               585
   Comverse Technology*                                   694                16
   Convergys*                                          52,481               956
   Corning*                                             9,168               247
   Cree*                                                1,045                34
   Cymer*                                                 946                43
   Dell*                                               44,693             1,330
   DST Systems*                                         4,021               233
   eBay*                                              129,100             5,043
   Electronic Arts*                                     1,041                57
   Electronic Data Systems                             26,280               705
   EMC*                                                64,806               883
   Emulex*                                              1,688                29
   Fair Isaac (D)                                      27,427             1,087
   Fidelity National Information Services               5,674               230
   First Data                                         120,656             5,649
   Fiserv (D)*                                         52,614             2,239
   Freescale Semiconductor, Cl B*                      61,657             1,712
   Global Payments (D)                                 13,865               735
   Google, Cl A*                                        8,300             3,237
   Harris                                               9,523               450
   Hewlett-Packard (D)                                235,142             7,736
   Hyperion Solutions*                                    520                17
   Ingram Micro, Cl A*                                123,488             2,470
   Intel (D)                                          373,609             7,229
   International Business Machines (D)                 85,375             7,041
   Intersil, Cl A                                      10,982               318
   Intuit*                                            125,572             6,679

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Iron Mountain*                                      10,694   $           436
   Jabil Circuit*                                       8,177               350
   Juniper Networks*                                      174                 3
   Kla-Tencor                                           2,341               113
   Lam Research (D)*                                   31,092             1,337
   Lexmark International, Cl A*                           615                28
   Linear Technology                                    7,389               259
   Maxim Integrated Products                            1,909                71
   McAfee*                                              1,041                25
   MEMC Electronic Materials*                           5,774               213
   Mettler Toledo International*                        1,562                94
   Micrel*                                              9,418               140
   Microchip Technology                                 1,147                42
   Micron Technology*                                  14,100               208
   Microsoft (D)                                      578,103            15,730
   MicroStrategy, Cl A*                                 1,322               139
   Molex                                                2,200                73
   Motorola                                           152,038             3,483
   National Semiconductor                              72,047             2,006
   NAVTEQ*                                             75,000             3,799
   NCR*                                                   404                17
   Netlogic Microsystems*                               1,571                65
   Network Appliance*                                   1,965                71
   Novellus Systems*                                    4,003                96
   Nvidia*                                             17,193               984
   Oracle*                                            141,278             1,934
   Parametric Technology*                              19,500               318
   Paychex                                            105,541             4,397
   QLogic*                                             41,508               803
   Qualcomm (D)                                       206,829            10,468
   Red Hat*                                            10,542               295
   Reynolds & Reynolds, Cl A                            5,900               168
   Sabre Holdings, Cl A                                23,047               542
   Salesforce.com*                                      4,297               156
   SanDisk*                                            80,194             4,613
   Seagate Technology                                 120,000             3,160
   Sybase*                                              6,367               134
   Symantec*                                           14,556               245
   Synaptics*                                          11,800               260
   Synopsys*                                           26,986               603
   Tech Data (D)*                                      76,051             2,807
   Teradyne*                                            7,651               119
   Texas Instruments (D)                              153,798             4,994
   Trimble Navigation*                                  2,083                94
   Vishay Intertechnology*                                694                10
   Western Digital*                                    57,850             1,124
   Xerox*                                              43,440               660
   Xilinx                                              29,801               759
   Yahoo!*                                             14,849               479
   Zebra Technologies, Cl A*                              800                36
   Zoran*                                               2,800                61
                                                                ----------------
                                                                        150,291
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006          7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 2.6%
   Agrium (D)                                          39,700   $         1,003
   Airgas                                                 900                35
   Allegheny Technologies                                 600                37
   Ashland                                              1,577               112
   Ball                                                44,380             1,945
   Cabot                                                3,400               115
   Celanese, Ser A                                     20,546               431
   Cleveland-Cliffs                                     3,700               322
   Crown Holdings*                                     22,000               390
   Cytec Industries                                       700                42
   Dow Chemical                                        24,056               977
   Eagle Materials                                     25,879             1,650
   Ecolab                                               6,998               267
   Engelhard                                              800                32
   Florida Rock Industries (D)                         11,600               652
   Freeport-McMoRan Copper & Gold,
      Cl B                                             16,273               973
   Hercules*                                           15,734               217
   Huntsman*                                           29,064               561
   IPSCO (D)                                              200                21
   Lafarge North America                                5,161               433
   Lubrizol                                             6,559               281
   Martin Marietta Materials (D)                       17,528             1,876
   MeadWestvaco                                         1,388                38
   Monsanto                                             2,006               170
   Mosaic*                                             16,000               230
   Newmont Mining                                      19,760             1,025
   Nucor (D)                                           13,100             1,373
   Phelps Dodge                                        14,900             1,200
   Praxair                                             81,915             4,518
   Quanex                                                 300                20
   Reliance Steel & Aluminum                            3,300               310
   Scotts Miracle-Gro, Cl A                             4,518               207
   Sealed Air*                                          3,009               174
   Sigma-Aldrich                                          347                23
   Sonoco Products                                      2,777                94
   Temple-Inland                                        3,471               155
   Tronox, Cl B                                           824                14
   Valspar                                             15,500               432
   Vulcan Materials                                    14,230             1,233
   Weyerhaeuser                                         1,215                88
                                                                ----------------
                                                                         23,676
                                                                ----------------
TELECOMMUNICATION SERVICES -- 2.1%
   Alltel                                              12,113               784
   American Tower, Cl A*                                4,859               147
   AT&T                                                99,246             2,684
   BCE                                                 28,500               686
   BellSouth                                           36,727             1,273
   Cbeyond Communications*                              2,000                35
   CenturyTel                                           4,894               191
   Citizens Communications                             59,111               784

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Crown Castle International*                          5,115   $           145
   Nextel Partners, Cl A*                               4,442               126
   NII Holdings*                                        2,424               143
   Premiere Global Services*                            4,900                39
   Qwest Communications International*                145,007               986
   Sprint Nextel                                      255,478             6,602
   Telephone & Data Systems                            11,082               437
   US Cellular*                                         9,190               546
   Verizon Communications (D)                         122,745             4,181
                                                                ----------------
                                                                         19,789
                                                                ----------------
UTILITIES -- 2.4%
   AGL Resources                                        3,333               120
   Allegheny Energy*                                      521                18
   Alliant Energy                                      33,608             1,058
   Ameren                                               3,818               190
   American Electric Power                             25,143               855
   Aqua America                                        12,176               339
   Centerpoint Energy                                  49,387               589
   Cinergy                                              2,603               118
   CMS Energy*                                         21,320               276
   Consolidated Edison                                  3,992               174
   Constellation Energy Group                           2,335               128
   Dominion Resources                                  10,061               694
   DPL                                                    651                18
   DTE Energy                                          13,272               532
   Duke Energy                                         14,306               417
   Edison International (D)                           113,655             4,680
   Energy East                                          2,159                52
   Entergy                                                809                56
   Equitable Resources                                 11,521               421
   Exelon                                               4,674               247
   FirstEnergy (D)                                     32,265             1,578
   FPL Group                                            2,745               110
   Great Plains Energy                                  4,039               114
   KeySpan                                                135                 5
   MDU Resources Group                                  9,347               313
   National Fuel Gas                                    3,800               124
   NiSource                                               174                 4
   Northeast Utilities                                  2,000                39
   NRG Energy*                                         11,700               529
   NSTAR                                                4,921               141
   OGE Energy                                           1,474                43
   Oneok                                                4,204               136
   Pepco Holdings                                       3,392                77
   PG&E                                                38,236             1,487
   Pinnacle West Capital                                1,600                63
   PPL                                                  1,562                46
   Public Service Enterprise Group                     11,405               730
   Puget Energy                                         1,624                34
   Questar                                              7,471               523
   SCANA                                                7,939               312
   Sempra Energy                                       13,025               605


--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Southern                                             5,727   $           188
   Southern Union*                                     11,000               273
   TECO Energy                                          4,148                67
   TXU (D)                                             55,945             2,504
   UGI                                                  5,834               123
   Wisconsin Energy                                    11,094               444
   WPS Resources                                        3,645               179
   Xcel Energy                                          3,471                63
                                                                ----------------
                                                                         21,836
                                                                ----------------
Total Common Stock
   (Cost $769,700) ($ Thousands)                                        787,854
                                                                ----------------
ASSET-BACKED SECURITIES -- 9.3%
MORTGAGE RELATED SECURITIES -- 9.3%
   ABSC NIMS Trust, Ser 2005-HE6,
      Cl A1 (E)
           5.050%, 08/27/35                   $           285               282
   ACE Securities, Ser 2003-OP1,
      Cl M1 (C)
           5.518%, 12/25/33                               500               503
   ACE Securities, Ser 2005-HE3,
      Cl A2A (C)
           4.918%, 05/25/35                             1,020             1,021
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
           5.518%, 01/25/34                               250               250
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (C)
           5.294%, 06/25/45                             4,240             4,201
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
           5.718%, 03/25/33                               427               430
   Ameriquest Mortgage Securities,
      Ser 2004-FR1, Cl A4
           3.243%, 05/25/34                             1,126             1,115
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
           5.508%, 03/25/34                               400               403
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
           4.370%, 06/25/35                             1,000               984
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
           5.900%, 07/26/35                               142               142
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1 (C)
           5.499%, 09/15/33                               600               605
   Bear Stearns Asset-Backed Securities,
      Ser 2005-AQ2N, Cl A1 (E)
           5.500%, 09/25/35                               106               105

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (E)
           5.500%, 11/25/35                   $           597   $           593
   Bear Stearns Asset-Backed Securities,
     Ser 2006-PC1N, Cl A1 (E)
           5.500%, 12/25/35                               246               245
   Centex Home Equity, Ser 2001-B, Cl A4
           6.410%, 02/25/30                             1,171             1,167
   Centex Home Equity, Ser 2004-B,
      Cl AF3 (G)
           3.030%, 05/25/28                               444               438
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
           3.340%, 05/25/26                             1,000               983
   Conseco Finance, Ser 2001-C, Cl A4
           6.190%, 03/15/30                             2,396             2,403
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
           6.818%, 01/25/36                               375               358
   Countrywide Asset-Backed Certificates,
      Ser 2004-9, Cl AF3
           3.854%, 10/25/30                             1,249             1,242
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8 (C)
           6.268%, 11/25/35                               250               252
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
           5.549%, 04/25/36                             1,600             1,598
   Countrywide Home Equity Loan Trust,
      Ser 2006-D, Cl 2A (C)
           4.976%, 03/15/36                             2,700             2,700
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
           5.116%, 11/25/34                               585               577
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
           5.638%, 04/25/46                               285               285
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
           5.688%, 04/25/46                               195               195
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
           5.868%, 04/25/46                               275               276
   FBR Securitization Trust, Ser 2005-4,
      Cl M12 (C)
           6.818%, 10/25/35                               174               169
   FBR Securitization Trust, Ser 2005-5,
      Cl M12 (C)
           7.068%, 11/25/35                               143               141
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF4, Cl 2A3 (C)
           5.038%, 05/25/35                             1,400             1,401


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006          9

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   First Franklin Mortgage Loan,
      Ser 2005-FF6, Cl N1 (E)
           4.500%, 03/25/36                   $           210   $           206
   First Franklin Mortgage Loan,
      Ser 2005-FFH4, Cl N1 (E)
           5.682%, 12/25/35                               209               207
   GE-WMC Mortgage Securities NIM Trust,
      Ser 2005-2A, Cl N1 (E)
           5.500%, 01/25/36                               407               406
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (C)
           5.033%, 11/25/36                             3,900             3,900
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2
           2.880%, 10/25/33                             1,614             1,589
   GSAA Home Equity Trust,
      Ser 2006-3N, Cl N1 (E)
           5.750%, 03/25/36                               170               170
   Goldman Sachs Mortgage Securities,
      Ser 2006-GG6, Cl AM
           5.622%, 04/10/38                             3,800             3,789
   Greenpoint Mortgage Funding Trust,
      Ser 2005-AR5, Cl M6 (C)
           5.918%, 11/25/45                               380               374
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
           5.856%, 04/20/36                               380               380
   Home Equity Asset Trust, Ser 2005-4,
      Cl 2A1 (C)
           4.908%, 10/25/35                               287               287
   Home Equity Asset Trust,
      Ser 2005-7N, Cl A (E)
           6.500%, 02/27/36                               887               878
   Home Equity Asset Trust,
      Ser 2005-9N, Cla A (E)
           6.500%, 05/27/36                               365               364
   Home Equity Asset Trust, Ser 2006-1,
      Cl 43
           0.000%, 05/27/36                               220               220
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
           6.568%, 04/25/46                               240               239
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (C)
           6.568%, 04/25/46                               200               167
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
           5.529%, 05/25/46                               165               165
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
           5.818%, 11/25/35                               600               599
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
           6.568%, 11/25/35                               725               686

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
           6.068%, 12/25/35                   $           150   $           152
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
           6.568%, 12/25/35                               325               300
   Lehman XS Trust, Ser 2005-9N, Cl M4
           6.218%, 02/25/36                               225               229
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
           5.968%, 02/25/46                               240               242
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
           5.780%, 04/25/46                               160               160
   Long Beach Asset Holdings,
      Ser 2006-WL2, Cl N1 (E)
           6.750%, 12/25/45                                19                19
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
           5.148%, 01/25/36                             1,179             1,182
   Master Asset-Backed Securities NIM Trust,
      Ser 2006-CI13, Cl N1 (E)
           7.000%, 12/25/35                               694               694
   Master Asset-Backed Securities NIM Trust,
      Ser 2006-CI14, Cl N1 (E)
           6.000%, 07/26/35                               478               476
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (C)
           5.968%, 11/25/32                               400               402
   Merrill Lynch Mortgage Investors,
      Ser 2004-WM4N, Cl N2 (E)
           4.500%, 04/25/35                               666               603
   Merrill Lynch Mortgage Investors,
      Ser 2005-FM1N, Cl N1 (E)
           4.500%, 05/25/36                               288               286
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
           5.357%, 02/25/36                             2,500             2,495
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
           5.498%, 10/25/33                               610               612
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
           6.868%, 11/25/32                               700               704
   Morgan Stanley Dean Witter Capital I,
      Ser NC10, Cl M2 (C)
           6.618%, 10/25/33                               300               303
   New Century Home Equity Loan Trust,
      Ser 2003-b, Cl M1 (C)
           5.468%, 09/25/33                               650               656
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3
           4.450%, 08/25/34                             1,200             1,191


--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Option One Mortgage Loan Trust,
      Ser 2003-4, Cl M2 (C)
           6.468%, 07/25/33                   $           205   $           207
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (E)
           7.318%, 01/25/36                               100                85
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
           7.318%, 01/25/36                               190               152
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
           5.424%, 12/25/36                             2,964             2,948
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (E)
           5.500%, 10/25/36                               158               158
   Park Place Securities NIM Trust,
      Ser 2004-WHQ1, Cl D (E)
           7.384%, 09/25/34                               278               279
   Residential Accredit Loans,
      Ser 2005-QO4, Cl M2 (C)
           6.018%, 12/25/45                               260               262
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
           5.218%, 02/25/46                               599               599
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4 (C)
           5.543%, 04/25/46                               250               250
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5 (C)
           5.603%, 04/25/46                               250               250
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AI4
           4.332%, 04/25/31                               545               543
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI3
           3.680%, 09/25/27                               104               104
   Residential Asset Securities,
      Ser 2003-KS7, Cl AI3
           3.372%, 11/25/28                               393               393
   Residential Asset Securities,
      Ser KS9, Cl AI3
           3.250%, 12/25/28                             1,897             1,877
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (G)
           5.059%, 02/25/36                             1,750             1,750
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (G)
           5.109%, 02/25/36                             1,000             1,000
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
           5.078%, 01/25/36                             3,891             3,897

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Sail NIM Notes, Ser 2005-11A, Cl A (E)
           7.500%, 01/27/36                   $           537   $           534
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
           7.000%, 03/27/36                               350               350
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (E)
           5.000%, 05/25/35                               538               536
   Soundview NIM Trust, Ser 2005-OPT4,
      Cl N1 (E)
           5.682%, 12/25/35                               151               151
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
           7.318%, 05/25/35                               250               213
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4 (C)
           5.768%, 02/25/36                               191               191
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5 (C)
           5.868%, 02/25/36                               121               121
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
           3.962%, 02/25/35                               990               981
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (C) (E)
           7.318%, 03/25/35                               350               351
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (E)
           4.500%, 03/25/37                             6,000             5,929
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX (E)
          20.000%, 03/25/37                               324               100
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX
           0.000%, 04/25/36                               776               200
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (E)
           4.500%, 04/25/36                             6,000             5,933
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (E)
           4.500%, 02/25/37                             2,635             2,614
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12
           3.450%, 06/25/19                             2,900             2,861
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
           7.818%, 03/25/33                               300               300
                                                                ----------------
Total Asset-Backed Securities
   (Cost $86,630) ($ Thousands)                                          86,515
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         11

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (B) -- 5.7%
FINANCIALS -- 5.7%
   AIG Funding
           4.683%, 04/10/06                   $         6,000   $         5,993
   BMW US Capital
           4.822%, 04/03/06                             6,000             5,997
   General Electric Capital
           4.693%, 04/11/06                             6,000             5,992
   Goldman Sachs
           4.785%, 04/04/06                             6,000             5,998
   Household Finance
           4.689%, 04/06/06                             6,000             5,996
   LaSalle Bank
           4.746%, 04/06/06                             6,000             5,996
   Prudential Finance
           4.689%, 04/06/06                             6,000             5,996
   Socnam
           4.659%, 04/13/06                             6,000             5,991
   UBS Finance
           4.668%, 04/03/06                             5,000             4,999
                                                                ----------------
Total Commercial Paper
   (Cost $52,959) ($ Thousands)                                          52,958
                                                                ----------------

CASH EQUIVALENT -- 5.3%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%** ++                            49,197,432            49,197
                                                                ----------------
Total Cash Equivalent
   (Cost $49,197) ($ Thousands)                                          49,197
                                                                ----------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 4.2%
   FHLMC (C)
           5.589%, 10/01/35                               964               967
   FHLMC TBA
           5.500%, 04/15/35                             3,500             3,417
   FNMA (C)
           5.547%, 01/01/36                               975               977
   FNMA TBA
           5.500%, 04/30/35                             9,000             8,783
           5.000%, 04/30/20                            23,500            22,905
   GNMA (C)
           4.500%, 08/20/34                             1,014             1,013
           4.000%, 02/20/35                               584               584
           4.000%, 01/20/36                               498               490
                                                                ----------------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $39,309) ($ Thousands)                              39,136
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                    ($ Thousands)/Contracts/Shares     ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FHLMC STRIP, Ser 232, IO
           5.000%, 08/01/35                   $         1,435   $           368
   FHLMC STRIP, Ser 233, Cl 12, IO
           5.000%, 09/15/35                             1,255               301
   FNMA (A) (F)
           4.657%, 12/01/06                             8,000             7,730
           4.631%, 09/27/06                               500               488
   FNMA STRIP, Ser 359, Cl 6, IO
           5.000%, 11/01/35                               469               119
   FNMA STRIP, Ser 360, Cl 2, IO
           5.000%, 08/01/35                             3,178               816
                                                                ----------------
Total U.S. Government Agency Obligations
   (Cost $9,709) ($ Thousands)                                            9,822
                                                                ----------------

U.S. TREASURY OBLIGATION (B) -- 0.2%
   U.S. Treasury Bills
           4.281%, 05/25/06                             2,210             2,196
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $2,196) ($ Thousands)                                            2,196
                                                                ----------------

CORPORATE OBLIGATIONS (E) -- 0.1%
FINANCIALS -- 0.1%
   Shinsei Finance Cayman
           6.418%, 01/29/49                               400               394
   Washington Mutual Preferred Funding
           6.534%, 03/15/49                               400               387
                                                                ----------------
Total Corporate Obligations
   (Cost $800) ($ Thousands)                                                781
                                                                ----------------

PURCHASED OPTIONS -- 0.0%
   December 2006 1-Year Euro
      Mid-CRV Future Call,
      Expires 12/16/06, Strike Price $95*                  98                53
                                                                ----------------
Total Purchased Options
   (Cost $76) ($ Thousands)                                                  53
                                                                ----------------
Total Investments -- 110.9%
   (Cost $1,010,576) ($ Thousands)                                    1,028,512
                                                                ----------------

COMMON STOCK SOLD SHORT -- (6.2)%
CONSUMER DISCRETIONARY -- (1.4)%
   Amazon.com*                                        (20,500)             (748)
   Cooper Tire & Rubber                               (23,266)             (334)
   Dreamworks Animation SKG*                          (37,446)             (990)
   Gentex                                             (94,458)           (1,649)


--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Interpublic Group                                  (96,700)  $          (924)
   Las Vegas Sands*                                    (3,798)             (215)
   Lee Enterprises                                     (9,518)             (317)
   New York Times, Cl A                               (35,266)             (893)
   OfficeMax                                          (37,547)           (1,133)
   Sirius Satellite Radio*                           (152,808)             (776)
   Tiffany                                            (27,736)           (1,041)
   Urban Outfitters*                                  (27,100)             (665)
   Weight Watchers International                       (9,100)             (468)
   XM Satellite Radio, Cl A*                         (130,680)           (2,910)
                                                                ----------------
                                                                        (13,063)
                                                                ----------------
CONSUMER STAPLES -- (0.1)%
   WM Wrigley Jr                                      (15,473)             (990)
                                                                ----------------
ENERGY -- (1.1)%
   Cameco                                             (32,300)           (1,163)
   Cheniere Energy*                                   (22,800)             (925)
   Enbridge                                           (32,100)             (927)
   FMC Technologies*                                  (12,500)             (640)
   Forest Oil*                                         (6,627)             (246)
   Kinder Morgan                                      (44,162)           (4,062)
   Massey Energy                                      (13,900)             (501)
   Overseas Shipholding Group                         (14,770)             (708)
   Plains Exploration& Production*                     (5,637)             (218)
   Quicksilver Resources*                             (27,500)           (1,063)
                                                                ----------------
                                                                        (10,453)
                                                                ----------------
FINANCIALS -- (1.2)%
   AMBAC Financial Group                              (18,886)           (1,503)
   Chicago Mercantile Exchange
      Holdings                                         (2,655)           (1,188)
   Commerce Bancorp                                   (27,700)           (1,015)
   Hudson City Bancorp                               (199,913)           (2,657)
   New Century Financial+                              (7,112)             (327)
   New York Community Bancorp                         (17,082)             (299)
   PartnerRe                                           (7,900)             (491)
   St Joe                                             (31,577)           (1,984)
   Xl Capital, Cl A                                   (20,416)           (1,309)
                                                                ----------------
                                                                        (10,773)
                                                                ----------------
HEALTH CARE -- (0.5)%

   Affymetrix*                                        (23,600)             (777)
   American Pharmceutical Partners*                   (11,639)             (332)
   ImClone Systems*                                   (37,273)           (1,268)
   OSI Pharmaceuticals*                               (14,160)             (455)
   Patterson*                                         (27,200)             (957)
   Pharmaceutical Product Development                 (10,146)             (351)
   Sepracor*                                           (8,300)             (405)
                                                                ----------------
                                                                         (4,545)
                                                                ----------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- (0.6)%
   Alexander & Baldwin                                (16,100)  $          (768)
   Chicago Bridge & Iron-
      New York Shares                                 (17,200)             (413)
   Covanta Holdings*                                  (56,900)             (949)
   Foster Wheeler*                                    (10,900)             (516)
   Jetblue Airways*                                   (79,085)             (848)
   Joy Global                                            (149)               (9)
   Pall                                               (47,137)           (1,470)
   UTI Worldwide                                      (28,500)             (901)
                                                                ----------------
                                                                         (5,874)
                                                                ----------------
INFORMATION TECHNOLOGY -- (1.0)%
   Activision*                                        (62,700)             (865)
   Akamai Technologies*                               (21,000)             (691)
   Diebold                                            (12,900)             (530)
   F5 Networks*                                       (14,226)           (1,031)
   International Rectifier*                           (24,900)           (1,032)
   Kla-Tencor                                          (9,072)             (439)
   Linear Technology                                  (25,420)             (892)
   Novellus Systems*                                  (22,936)             (550)
   Paychex                                            (14,956)             (623)
   PMC - Sierra*                                      (43,930)             (540)
   Rambus*                                            (15,600)             (614)
   Red Hat*                                            (5,601)             (157)
   Salesforce.com*                                     (6,815)             (248)
   SanDisk*                                            (3,229)             (186)
   Teradyne*                                          (28,500)             (442)
                                                                ----------------
                                                                         (8,840)
                                                                ----------------
MATERIALS -- (0.2)%
   Air Products & Chemicals                            (7,609)             (511)
   Cabot                                              (10,606)             (360)
   Cytec Industries                                   (12,330)             (739)
                                                                ----------------
                                                                         (1,610)
                                                                ----------------
UTILITIES -- (0.1)%
   Aqua America                                       (32,143)             (894)
   Pinnacle West Capital                               (6,682)             (261)
   Reliant Energy*                                    (16,919)             (179)
                                                                ----------------
                                                                         (1,334)
                                                                ----------------
Total Common Stock Sold Short
   (Proceeds $(57,546) ($ Thousands)                                    (57,482)
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         13

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DIVERSIFIED ALPHA FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Contracts     ($ Thousands)
--------------------------------------------------------------------------------

WRITTEN OPTIONS -- 0.0%
   December 2006 Euro 2-Year
      Mid-CRV Future Call,
      Expires 12/15/06, Strike Price $95*                 (98)  $           (45)
                                                                ----------------
Total Written Options
   (Premium Received $(69)) ($ Thousands)                                   (45)
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (4.7)%
Payable for Investment Securities Purchased                             (46,140)
Investment Advisory Fees Payable                                           (301)
Administration Fees Payable                                                (269)
Shareholder Servicing Fees Payable                                         (148)
Payable for Fund Shares Redeemed                                            (47)
Other Assets and Liabilities, Net                                         3,303
                                                                ----------------
Total Other Assets and Liabilities                                      (43,602)
                                                                ----------------
Net Assets -- 100.0%                                            $       927,383
                                                                ================

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $       905,462
Undistributed net investment income                                         162
Accumulated net realized gain on investments,
   option contracts, futures contracts, swap
   contracts and foreign currency                                         2,312
Net unrealized appreciation on investments,
   securities sold short and option contracts                            18,024
Net unrealized appreciation on total return swaps                           113
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                          5
Net unrealized appreciation on futures contracts                          1,305
                                                                ----------------
Net Assets                                                      $       927,383
                                                                ================

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($927,383,107 / 90,510,214 shares)                                    $10.25
                                                                         =======

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
        TYPE OF                     NUMBER OF       EXPIRATION   (DEPRECIATION)
        CONTRACT                    CONTRACTS          DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Composite Index                453          June 2006          $ 920
S&P 500 Composite Index                138          June 2006            367
U.S. 5-Year Note (CBT)                 (24)         June 2006             14
U.S. T-Bond (CBT)                       18          June 2006            (68)
U.S. 10-Year Note                      (28)         June 2006             11
U.S. 2-Year Note (CBT)                  (7)         July 2006              5
90-Day Euro$                           (24)         March 2010             9
90-Day Euro$                           (13)         March 2011             3
90-Day Euro$                           (25)         March 2007             9
90-Day Euro$                           (25)         March 2008             8
90 Day Euro$                           (25)         March 2009             8
90-Day Euro$                           (24)         June 2010              9
90-Day Euro$                            75          June 2006            (66)
90-Day Euro$                           (25)         June 2007              9
90-Day Euro$                           (25)         June 2008              8
90-Day Euro$                           (25)         June 2009              8
90-Day Euro$                           (24)       September 2010          10
90-Day Euro$                           (25)       September 2006           6
90-Day Euro$                           (25)       September 2007           8
90-Day Euro$                           (25)       September 2008           8
90-Day Euro$                           (25)       September 2009           8
90-Day Euro$                           (24)       December 2010           10
90-Day Euro$                            67        December 2006          (24)
90-Day Euro$                           (25)       December 2007            8
90-Day Euro$                           (25)       December 2008            8
90-Day Euro$                           (25)       December 2009            9
                                                                       ------
                                                                       $1,305
                                                                       ======

Swaps -- At March 31, 2006, the following Total Return Swap agreements were outstanding: (See Note 2 in Notes to Financial Statements)

-----------------------------------------------------------------------------------
                                                          NOTIONAL   NET UNREALIZED
                                            EXPIRATION     AMOUNT     APPRECIATION
DESCRIPTION                                    DATE     ($ THOUSANDS) ($ THOUSANDS)
-----------------------------------------------------------------------------------
 The Fund receives payment on the monthly
    reset spread from Banc of America -
    CMBS BBB Index plus 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment
    period.
    (Counter Party: Bank of America)         06/30/06     $  4,000        $   55

 The Fund receives payment on the monthly
    reset spread from Banc of America -
    CMBS AAA10Yr Index plus 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment.
    (Counter Party: Bank of America)         07/31/06       35,000            31

 The Fund receives payment on the monthly
    reset spread from Lehman Brothers -
    CMBS AAA 8.5+Index less 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment
    period.
    (Counter Party: Goldman Sachs)           07/01/06       15,000            27
--------------------------------------------------------------------------------
                                                                          $  113
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of March 31, 2006.

+     Real Estate Investment Trust

++    Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(D) All or a portion of this security is held as collateral for securities sold short.

(E) Securities sold within the terms of private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(F) Zero-coupon security. The rate reported is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specific date.

CBT -- Chicago Board of Trade

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

NIM -- Net Interest Margin

Ser -- Series

STRIP -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         15

STATEMENT OF NET ASSETS (Unaudited)

TAX-MANAGED LARGE CAP FUND

March 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

25.3%   Financials
16.0%   Information Technology
11.4%   Consumer Discretionary
11.0%   Health Care
9.0%    Energy
7.0%    Industrials
6.8%    Consumer Staples
4.2%    Short-Term Investments
3.2%    Telecommunication Services
2.6%    Materials
2.5%    Utilities
0.9%    Asset-Backed Securities
0.1%    U.S. Treasury Obligations
0.0%    Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.9%
CONSUMER DISCRETIONARY -- 12.5%
   Abercrombie & Fitch, Cl A                           22,100   $         1,288
   Amazon.com (B)*                                      7,700               281
   American Eagle Outfitters                           31,100               929
   American Greetings, Cl A (B)                         5,000               108
   Apollo Group, Cl A (B)*                            201,645            10,588
   Autonation (B)*                                     18,800               405
   Autoliv                                             56,200             3,180
   Autozone*                                            3,200               319
   Barnes & Noble                                      22,100             1,022
   Beazer Homes USA                                    10,600               696
   Bed Bath & Beyond*                                  69,091             2,653
   Belo, Cl A                                           1,100                22
   Best Buy (B)                                        15,375               860
   Big Lots (B)*                                        6,400                89
   Black & Decker                                       1,500               130
   Borders Group                                       39,400               995
   BorgWarner                                          24,500             1,471
   Brinker International                                3,100               131
   Brunswick                                            2,700               105
   Cablevision Systems, Cl A*                          19,800               529
   Career Education*                                    4,727               178
   Carmax*                                              4,080               133
   Carnival                                            98,199             4,652
   Cavco Industries*                                      260                13
   CBRL Group                                           5,000               220
   CBS, Cl B                                           63,269             1,517
   CEC Entertainment*                                   3,000               101
   Centex                                              15,600               967
   Cheesecake Factory (B)*                              2,250                84
   CKX*                                                14,000               183
   Claire's Stores                                     23,700               861
   Clear Channel Communications                         9,100               264
   Coach*                                               7,200               249
   Comcast, Cl A*                                     216,683             5,668
   Comcast, Special Cl A*                               9,400               246

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Cumulus Media, Cl A*                                 4,800   $            54
   Dana (B)                                            48,000                73
   Darden Restaurants*                                 57,100             2,343
   DeVry*                                               2,042                47
   Dick's Sporting Goods*                               3,000               119
   Dillard's, Cl A                                      4,800               125
   DIRECTV Group*                                      29,965               491
   Discovery Holding, Cl A (B)*                         9,560               143
   Dolby Laboratories, Cl A*                            9,200               192
   Dollar General                                       6,800               120
   Dollar Tree Stores*                                  6,300               174
   Dow Jones (B)                                          900                35
   DR Horton                                           15,533               516
   DreamWorks Animation SKG, Cl A*                     11,200               296
   Eastman Kodak (B)                                   58,500             1,664
   EchoStar Communications, Cl A*                      10,700               320
   Education Management*                                1,400                58
   Ethan Allen Interiors (B)                           30,500             1,282
   Expedia*                                             6,870               139
   Federated Department Stores                         36,492             2,664
   Foot Locker                                         10,700               256
   Ford Motor                                         366,800             2,920
   Fortune Brands                                      72,382             5,836
   Furniture Brands International                       1,800                44
   GameStop, Cl A (B)*                                  2,900               137
   GameStop, Cl B*                                        722                31
   Gannett                                             60,100             3,601
   Gap                                                 25,900               484
   Gentex                                               9,000               157
   Genuine Parts                                        9,900               434
   Goodyear Tire & Rubber (B)*                         58,400               846
   H&R Block                                           13,600               294
   Harley-Davidson                                     12,500               649
   Harrah's Entertainment                              78,869             6,149
   Hasbro                                              46,600               983
   Hearst-Argyle Television                             1,400                33
   Hilton Hotels                                       16,500               420
   Home Depot                                         107,600             4,552
   IAC/InterActive (B)*                                 6,870               203
   International Game Technology                      412,400            14,525
   Interpublic Group (B)*                              20,600               197
   ITT Educational Services (B)*                        1,200                77
   J.C. Penney                                         54,700             3,304
   Johnson Controls                                    26,000             1,974
   Jones Apparel Group                                 21,100               746
   KB Home (B)                                         10,400               676
   Knight Ridder                                        2,400               152
   Kohl's (B)*                                         71,080             3,768
   Lamar Advertising, Cl A (B)*                        70,439             3,707
   Lear (B)                                            20,100               356
   Leggett & Platt (B)                                 68,800             1,677
   Lennar, Cl A (B)                                    20,200             1,220
   Lennar, Cl B                                           520                29
   Liberty Global, Cl A*                                4,780                98


--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Liberty Global, Ser C (B)*                           4,780   $            94
   Liberty Media, Cl A*                               196,200             1,611
   Limited Brands (B)                                  63,100             1,543
   Live Nation                                          7,720               153
   Liz Claiborne                                        3,400               139
   Lowe's                                             157,717            10,163
   Marriott International, Cl A                        90,584             6,214
   Mattel                                             108,500             1,967
   Maytag                                              46,700               996
   McClatchy, Cl A (B)                                  1,900                93
   McDonald's                                         430,862            14,804
   McGraw-Hill                                        273,061            15,734
   MGM Mirage (B)*                                    278,270            11,991
   Mohawk Industries*                                   1,900               153
   Newell Rubbermaid                                    3,800                96
   News, Cl A*                                         86,088             1,430
   Nike, Cl B                                          64,063             5,452
   Nordstrom                                            9,800               384
   NVR*                                                 1,000               739
   O'Reilly Automotive (B)*                             3,600               132
   Office Depot (B)*                                   35,900             1,337
   OfficeMax                                            1,200                36
   Omnicom Group                                       35,617             2,965
   Outback Steakhouse                                   2,800               123
   Petsmart                                             3,400                96
   Pulte Homes                                         20,000               768
   Regal Entertainment Group, Cl A (B)                  7,100               134
   Ross Stores                                          5,200               152
   Ruby Tuesday                                         2,600                83
   Saks (B)*                                           29,950               578
   Sears Holdings*                                      5,381               709
   ServiceMaster (B)                                   14,400               189
   Shaw Communications, Cl B*                          42,300             1,011
   Sherwin-Williams                                    45,100             2,230
   Sirius Satellite Radio (B)*                         33,514               170
   Snap-On                                              3,900               149
   Stanley Works (B)                                   24,700             1,251
   Staples                                            731,050            18,656
   Starbucks*                                          40,600             1,528
   Starwood Hotels & Resorts Worldwide                  6,300               427
   Target (B)                                         106,900             5,560
   Tempur-Pedic International (B)*                      7,100               101
   Tiffany (B)                                          2,600                98
   Time Warner                                      1,104,367            18,542
   TJX                                                 24,000               596
   Tribune (B)                                         36,900             1,012
   Univision Communications, Cl A*                    307,431            10,597
   VF                                                  48,700             2,771
   Viacom, Cl B*                                      175,601             6,813
   Walt Disney (B)*                                   176,400             4,920
   Washington Post, Cl B                                  200               155
   Weight Watchers International*                     175,825             9,037
   Wendy's International                               18,600             1,154
   Whirlpool                                           22,000             2,012

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Williams-Sonoma (B)*                                 4,000   $           170
   Wynn Resorts (B)*                                    2,200               169
   XM Satellite Radio Holdings,
      Cl A (B)*                                       507,900            11,311
   Yum! Brands                                          9,600               469
                                                                ----------------
                                                                        294,494
                                                                ----------------
CONSUMER STAPLES -- 7.4%
   Albertson's                                         61,100             1,568
   Altria Group                                       219,500            15,554
   Anheuser-Busch                                      32,200             1,377
   Archer-Daniels-Midland                              41,457             1,395
   Avon Products (B)                                   22,400               698
   BJ's Wholesale Club (B)*                            16,900               532
   Brown-Forman, Cl B                                   2,400               185
   Campbell Soup                                       83,300             2,699
   Clorox                                               7,900               473
   Coca-Cola                                          149,401             6,255
   Coca-Cola Enterprises                                9,500               193
   Colgate-Palmolive                                  110,872             6,331
   ConAgra Foods (B)                                   32,100               689
   Constellation Brands, Cl A*                          6,000               150
   Costco Wholesale                                    53,869             2,918
   CVS                                                 29,800               890
   Dean Foods*                                         42,021             1,632
   Del Monte Foods                                    121,900             1,446
   Energizer Holdings (B)*                             17,400               922
   Estee Lauder, Cl A                                 117,987             4,388
   General Mills                                       55,200             2,798
   Hershey (B)                                         86,190             4,502
   HJ Heinz                                             3,500               133
   Hormel Foods                                         4,000               135
   Kellogg                                             12,500               550
   Kimberly-Clark                                      37,100             2,144
   Kraft Foods, Cl A                                    6,700               203
   Kroger*                                            117,100             2,384
   Loews - Carolina Group                               5,300               251
   McCormick                                            4,200               142
   Molson Coors Brewing, Cl B                          10,900               748
   Pepsi Bottling Group (B)                            33,200             1,009
   PepsiAmericas                                       38,200               934
   PepsiCo                                            376,287            21,746
   Procter & Gamble                                   515,436            29,699
   Reynolds American (B)                               64,400             6,794
   Safeway                                             40,634             1,021
   Sara Lee                                            34,800               622
   Smithfield Foods*                                    2,700                79
   Supervalu (B)                                       79,200             2,441
   Sysco (B)                                           26,900               862
   TreeHouse Foods*                                       564                15
   Tyson Foods, Cl A                                   54,645               751
   UST                                                 10,000               416
   Wal-Mart Stores                                    451,720            21,339
   Walgreen (B)                                       383,900            16,558


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         17

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Whole Foods Market                                   5,000   $           332
   WM Wrigley Jr. (B)                                  89,386             5,721
                                                                ----------------
                                                                        174,624
                                                                ----------------
ENERGY -- 10.0%
   Amerada Hess                                        12,200             1,737
   Anadarko Petroleum                                  45,600             4,606
   Apache                                              10,342               677
   Baker Hughes                                       182,670            12,495
   BJ Services                                          6,200               215
   Burlington Resources                                30,300             2,785
   Chesapeake Energy                                   78,010             2,450
   Chevron                                            357,407            20,719
   Cimarex Energy (B)*                                  2,285                99
   ConocoPhillips (B)                                 315,890            19,948
   Consol Energy                                        2,800               208
   Cooper Cameron*                                        900                40
   Cross Timbers Royalty Trust                            105                 5
   Devon Energy (B)                                   105,290             6,441
   El Paso (B)                                        147,400             1,776
   EnCana                                              51,900             2,425
   ENSCO International                                 12,200               628
   Exxon Mobil                                      1,173,282            71,406
   Forest Oil*                                          2,300                85
   GlobalSantaFe                                        9,400               571
   Grant Prideco*                                       9,100               390
   Halliburton                                        161,958            11,826
   Helmerich & Payne                                    4,300               300
   Kerr-McGee                                           6,500               621
   Kinder Morgan (B)                                    4,500               414
   Marathon Oil                                        97,267             7,409
   Mariner Energy*                                      1,861                38
   Massey Energy                                        3,000               108
   Murphy Oil                                          15,600               777
   Nabors Industries (B)*                               7,900               565
   National Oilwell Varco*                             10,430               669
   Newfield Exploration*                               10,200               427
   Noble Energy                                        20,400               896
   Occidental Petroleum                               105,700             9,793
   Patterson-UTI Energy                                14,000               447
   Peabody Energy                                       8,800               444
   Petro-Canada                                        27,000             1,285
   Pioneer Natural Resources                            9,900               438
   Pogo Producing                                       6,900               347
   Pride International*                                 9,000               281
   Rowan (B)*                                          11,200               492
   Schlumberger (B)                                   184,178            23,311
   Smith International (B)                             14,400               561
   Suncor Energy                                      133,594            10,289
   Sunoco                                              27,500             2,133
   Talisman Energy                                     27,000             1,436
   Teekay Shipping                                     32,800             1,216
   Tidewater                                            1,900               105
   Unit*                                                9,600               535

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Valero Energy                                       74,930   $         4,479
   Western Gas Resources                               19,000               917
   Williams                                            10,500               225
   XTO Energy                                          23,776             1,036
                                                                ----------------
                                                                        233,526
                                                                ----------------
FINANCIALS -- 21.4%
   21st Century Insurance Group                         9,000               142
   A.G. Edwards                                        20,000               997
   Affiliated Managers Group (B)*                       1,350               144
   Aflac                                               19,300               871
   Allstate                                           175,100             9,124
   AMB Property+                                        3,400               185
   AMBAC Financial Group                               33,900             2,698
   American Express                                   233,199            12,255
   American International Group                       361,923            23,920
   AmeriCredit (B)*                                     5,700               175
   Ameriprise Financial                                10,100               455
   AmerUs Group (B)                                     1,200                72
   AmSouth Bancorp                                    122,100             3,303
   AON                                                 40,700             1,689
   Archstone-Smith Trust                                9,100               444
   Arden Realty+                                        1,400                63
   Arthur J Gallagher                                   1,900                53
   Assurant                                             6,100               300
   Astoria Financial                                   78,900             2,443
   Axis Capital Holdings                               70,650             2,112
   Bank of America                                    951,625            43,337
   Bank of Hawaii                                       5,200               277
   Bank of New York                                    57,600             2,076
   BB&T                                                90,800             3,559
   Bear Stearns                                        25,800             3,578
   Boston Properties                                    3,200               298
   Brookfield Properties                               48,000             1,639
   Capital One Financial                                8,144               656
   CarrAmerica Realty+                                  3,400               152
   CB Richard Ellis Group, Cl A (B)*                   24,900             2,009
   Charles Schwab                                     550,793             9,479
   Chicago Mercantile Exchange
      Holdings (B)                                     33,200            14,857
   Chubb                                               45,200             4,314
   Cincinnati Financial                                44,004             1,851
   CIT Group                                           82,100             4,394
   Citigroup                                          954,762            45,093
   Citizens Banking                                     1,800                48
   Comerica                                            80,000             4,638
   Commerce Bancorp (B)                                29,200             1,070
   Compass Bancshares                                   4,000               202
   Countrywide Financial                               65,698             2,411
   Crescent Real Estate Equities+                       2,000                42
   Duke Realty+ (B)                                    11,100               421
   E*Trade Financial*                                   3,700               100
   Equity Office Properties Trust                      44,600             1,498
   Equity Residential (B)                              17,900               838


--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Erie Indemnity, Cl A                                 7,000   $           369
   Fannie Mae (B)                                      81,681             4,198
   Fidelity National Financial                          9,543               339
   Fidelity National Title Group, Cl A (B)             10,670               243
   First American                                      38,500             1,508
   First Horizon National (B)                          32,300             1,345
   FirstMerit                                           5,200               128
   Franklin Resources                                  12,800             1,206
   Freddie Mac                                        277,337            16,918
   General Growth Properties+ (B)                       3,500               171
   Genworth Financial, Cl A                            19,600               655
   Golden West Financial (B)                           63,281             4,297
   Goldman Sachs Group (B)                             40,700             6,388
   Greater Bay Bancorp                                  3,700               103
   Hanover Insurance Group                             15,400               807
   Hartford Financial Services Group                   65,000             5,236
   HCC Insurance Holdings                               3,000               104
   Highwoods Properties+ (B)                            1,500                51
   Host Marriott+                                      29,609               634
   Huntington Bancshares                              121,500             2,932
   Independence Community Bank                         11,800               492
   IndyMac Bancorp (B)                                 36,100             1,478
   Investment Technology Group (B)*                     2,400               120
   iStar Financial+ (B)                                 5,400               207
   Janus Capital Group (B)                             21,900               507
   Jefferson-Pilot (B)                                 22,300             1,247
   Jones Lang LaSalle                                  14,700             1,125
   JPMorgan Chase                                     746,520            31,085
   Keycorp                                            190,400             7,007
   Kimco Realty                                         3,200               130
   Legg Mason                                           9,300             1,166
   Lehman Brothers Holdings                            76,769            11,095
   Liberty Property Trust+                              3,300               156
   Lincoln National                                    50,100             2,735
   Loews                                               32,200             3,259
   M&T Bank (B)                                        25,900             2,956
   Macerich+ (B)                                        1,300                96
   Manulife Financial                                   9,245               580
   Mack-Cali Realty+                                    4,800               230
   Marsh & McLennan (B)                                14,707               432
   Marshall & Ilsley                                    9,200               401
   MBIA                                                28,100             1,690
   Mellon Financial                                    25,100               894
   Mercantile Bankshares                                1,950                75
   Merrill Lynch                                      248,500            19,572
   Metlife (B)                                         65,000             3,144
   MGIC Investment                                     29,200             1,946
   Mills+                                               2,222                62
   Moody's                                            287,231            20,526
   Morgan Stanley                                     232,900            14,631
   National City (B)                                  236,600             8,257
   Nationwide Financial Services, Cl A                 25,400             1,093
   Nelnet, Cl A*                                        6,400               267
   New York Community Bancorp                           4,474                78
   North Fork Bancorporation                           54,528             1,572

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Northern Trust (B)                                   5,700   $           299
   Nuveen Investments, Cl A                             2,400               116
   Old Republic International                          42,937               937
   Peoples Bank                                         4,500               147
   Phoenix                                             22,400               365
   Piper Jaffray*                                         732                40
   Plum Creek Timber                                    7,800               288
   PMI Group                                           53,800             2,471
   PNC Financial Services Group                        91,700             6,172
   Popular                                             31,000               644
   Principal Financial Group (B)                       91,800             4,480
   Progressive                                          7,800               813
   Prologis                                            13,854               741
   Protective Life                                      4,000               199
   Prudential Financial (B)                            68,700             5,208
   Public Storage                                       4,100               333
   Radian Group                                        32,300             1,946
   Raymond James Financial                              4,050               120
   Regency Centers+                                     1,700               114
   Regions Financial                                  128,779             4,529
   Reinsurance Group of America (B)                    28,000             1,324
   Safeco                                              58,100             2,917
   Simon Property Group (B)                             7,100               597
   SLM                                                 21,900             1,138
   Sovereign Bancorp                                   15,600               342
   St. Joe                                              2,900               182
   St. Paul Travelers                                 189,707             7,928
   State Street                                         4,510               273
   SunTrust Banks (B)                                  45,000             3,274
   SVB Financial Group (B)*                             3,100               164
   Synovus Financial                                    1,800                49
   T Rowe Price Group                                   5,000               391
   TCF Financial                                        4,400               113
   TD Ameritrade Holding*                               8,700               182
   TD Banknorth                                         2,254                66
   Toronto-Dominion Bank                                1,081                60
   Thornburg Mortgage+ (B)                              6,500               176
   Torchmark (B)                                        4,900               280
   UnionBanCal                                         25,100             1,761
   Unitrin                                              1,100                51
   UnumProvident (B)                                   52,200             1,069
   US Bancorp                                         456,561            13,925
   Vornado Realty Trust (B)                             3,000               288
   Wachovia (B)                                       343,292            19,242
   Waddell & Reed Financial, Cl A (B)                   7,800               180
   Washington Mutual (B)                              185,775             7,918
   Weingarten Realty Investors+                         1,400                57
   Wells Fargo                                        113,200             7,230
   Whitney Holding                                      2,400                85
   Willis Group Holdings                               50,287             1,723
   WR Berkley                                          23,300             1,353
   XL Capital, Cl A                                     8,200               526
   Zions Bancorporation                                 1,600               132
                                                                ----------------
                                                                        503,183
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         19

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 12.1%
   Abbott Laboratories                                 56,600   $         2,404
   Advanced Medical Optics*                             2,444               114
   Aetna                                               48,600             2,388
   Affymetrix*                                          3,200               105
   Alcon                                                3,800               396
   Allergan (B)                                       138,909            15,072
   American Pharmaceutical Partners*                    1,800                51
   AmerisourceBergen (B)                               81,576             3,938
   Amgen*                                             273,058            19,865
   AMN Healthcare Services*                             7,200               135
   Applera - Applied Biosystems Group                  42,800             1,162
   Barr Pharmaceuticals*                                3,300               208
   Bausch & Lomb                                        1,500                96
   Baxter International                                22,100               858
   Beckman Coulter (B)                                  1,200                65
   Becton Dickinson                                     7,900               486
   Biogen Idec*                                        10,440               492
   Biomet (B)*                                         10,050               357
   Boston Scientific (B)*                              34,400               793
   Bristol-Myers Squibb                               111,400             2,742
   C.R. Bard                                            3,800               258
   Cardinal Health                                     32,930             2,454
   Caremark Rx*                                       233,488            11,483
   Celgene (B)*                                         8,000               354
   Cigna                                               24,700             3,226
   Coventry Health Care*                                2,248               121
   Cytyc*                                               6,000               169
   Dade Behring Holdings                               27,800               993
   DaVita*                                              4,650               280
   Dentsply International                                 900                52
   Eli Lilly                                          202,874            11,219
   Emdeon*                                             20,600               222
   Express Scripts*                                     3,000               264
   Fisher Scientific International (B)*                73,803             5,022
   Forest Laboratories*                                13,600               607
   Genentech*                                         338,716            28,625
   Genzyme*                                             8,700               585
   Gilead Sciences*                                    24,000             1,493
   Guidant                                             13,700             1,069
   HCA                                                 40,600             1,859
   Health Management Associates, Cl A                  14,000               302
   Health Net*                                          3,200               163
   Hospira*                                             4,710               186
   Humana*                                              8,600               453
   ICOS*                                                2,300                51
   ImClone Systems (B)*                                 2,400                82
   IMS Health                                           3,944               102
   Invitrogen (B)*                                      2,700               189
   Johnson & Johnson                                  207,009            12,259
   King Pharmaceuticals*                              133,500             2,303
   Laboratory of America Holdings (B)*                  5,300               310
   Lincare Holdings (B)*                                3,500               136

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Manor Care                                           3,700   $           164
   McKesson                                            39,552             2,062
   Medco Health Solutions*                             86,639             4,957
   Medicis Pharmaceutical, Cl A                         2,000                65
   Medimmune*                                          74,560             2,727
   Medtronic                                          363,522            18,449
   Merck                                              442,535            15,590
   Millennium Pharmaceuticals*                          7,900                80
   Millipore*                                           1,400               102
   Mylan Laboratories                                 106,700             2,497
   Omnicare (B)                                         2,544               140
   Patterson (B)*                                       5,000               176
   PerkinElmer                                         23,900               561
   Pfizer                                           1,358,531            33,855
   Pharmaceutical Product Development                   8,600               298
   Quest Diagnostics                                    4,800               246
   Schering-Plough                                     52,462               996
   Sepracor*                                            1,700                83
   St. Jude Medical*                                   30,600             1,255
   STERIS                                               5,400               133
   Stryker                                            252,423            11,192
   Thermo Electron*                                     7,000               260
   UnitedHealth Group                                 341,892            19,098
   Universal Health Services, Cl B                     18,100               919
   Valeant Pharmaceuticals International               12,000               190
   Varian Medical Systems (B)*                          1,600                90
   Waters (B)*                                          5,800               250
   Watson Pharmaceuticals (B)*                         10,600               305
   WellPoint*                                          22,348             1,730
   Wyeth                                              211,225            10,249
   Zimmer Holdings*                                   258,671            17,486
                                                                ----------------
                                                                        284,823
                                                                ----------------
INDUSTRIALS -- 7.7%
   3M                                                 117,124             8,865
   ACCO Brands*                                           963                21
   AGCO*                                                1,800                37
   Allied Waste Industries (B)*                        13,709               168
   American Power Conversion                            7,400               171
   American Standard                                    7,200               309
   AMR (B)*                                            11,500               311
   Avery Dennison                                       2,400               140
   Boeing                                              42,203             3,289
   Brink's                                              1,300                66
   Burlington Northern Santa Fe                        55,300             4,608
   Caterpillar                                         28,600             2,054
   Cendant                                            146,100             2,535
   CH Robinson Worldwide                                6,400               314
   ChoicePoint*                                         2,600               116
   CNF                                                 18,500               924
   Continental Airlines, Cl B (B)*                      4,900               132
   Crane                                                1,700                70
   CSX                                                 59,400             3,552


--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Cummins (B)                                         24,500   $         2,575
   Danaher                                             10,200               648
   Deere                                               25,600             2,024
   Dover                                                6,100               296
   Dun & Bradstreet*                                    1,600               123
   Eaton                                               50,400             3,678
   Emerson Electric                                    15,000             1,254
   Equifax                                              7,600               283
   Expeditors International
      Washington (B)                                  193,400            16,708
   Fastenal                                             5,600               265
   FedEx                                               13,400             1,513
   Flowserve*                                          12,000               700
   Fluor                                                1,500               129
   GATX                                                 3,200               132
   General Dynamics                                    45,600             2,918
   General Electric                                   986,767            34,320
   Goodrich                                             7,900               345
   Harsco                                               2,300               190
   Herman Miller                                        1,900                62
   Honeywell International                            143,000             6,116
   Hubbell, Cl B                                       16,200               830
   Hudson Highland Group*                               1,500                28
   IKON Office Solutions                                5,300                76
   Illinois Tool Works                                 31,808             3,063
   ITT Industries                                       8,000               450
   Jacobs Engineering Group*                            1,040                90
   JetBlue Airways (B)*                                 9,900               106
   Laidlaw International                               64,000             1,741
   Lockheed Martin                                     56,000             4,207
   Manpower                                             2,200               126
   Masco (B)                                           73,900             2,401
   Monster Worldwide (B)*                              10,000               499
   MSC Industrial Direct, Cl A                          4,000               216
   Navistar International (B)*                         31,900               880
   Norfolk Southern                                    69,700             3,769
   Northrop Grumman                                   107,134             7,316
   Paccar                                               8,475               597
   Pall                                                 9,500               296
   Parker Hannifin                                     16,700             1,346
   Pentair (B)                                          4,800               196
   PHH*                                                 1,915                51
   Pitney Bowes                                         8,900               382
   Raytheon                                            80,700             3,699
   Republic Services                                    6,400               272
   Robert Half International                            5,800               224
   Rockwell Automation                                  6,000               432
   Rockwell Collins                                    18,300             1,031
   RR Donnelley & Sons                                 77,200             2,526
   Ryder System                                        19,800               887
   Shaw Group*                                          3,100                94
   SIRVA*                                              12,900               110
   Skywest                                              8,800               258

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Southwest Airlines                                  37,900   $           682
   SPX                                                 29,600             1,581
   Steelcase, Cl A                                      8,900               160
   Swift Transportation*                                2,900                63
   Textron                                             24,100             2,251
   Timken                                              27,500               887
   Union Pacific                                       13,500             1,260
   United Parcel Service, Cl B                        275,807            21,894
   United Rentals (B)*                                 43,200             1,490
   United Technologies                                111,012             6,435
   Viad                                                   850                29
   Waste Management                                    95,400             3,368
   West*                                                2,600               116
   WW Grainger                                          4,800               362
                                                                ----------------
                                                                        180,738
                                                                ----------------
INFORMATION TECHNOLOGY -- 17.6%
   3Com*                                               12,800                66
   Acxiom                                               2,400                62
   Adobe Systems*                                      30,012             1,048
   Advanced Micro Devices*                             12,900               428
   Advent Software*                                     2,800                80
   Affiliated Computer Services, Cl A*                  4,200               251
   Agilent Technologies*                               14,100               529
   Akamai Technologies (B)*                            12,800               421
   Altera (B)*                                         12,800               264
   Amkor Technology (B)*                               16,800               145
   Amphenol, Cl A                                       2,200               115
   Analog Devices                                      22,100               846
   Andrew (B)*                                         18,500               227
   Apple Computer*                                     25,600             1,606
   Applied Materials*                                  43,416               760
   Arrow Electronics (B)*                              53,900             1,739
   Autodesk                                             8,200               316
   Automatic Data Processing                           26,200             1,197
   Avaya*                                              15,100               171
   Avnet (B)*                                          62,000             1,574
   AVX (B)                                              9,900               175
   BEA Systems*                                        19,700               259
   BearingPoint (B)*                                   12,900               110
   BMC Software (B)*                                    8,900               193
   Broadcom, Cl A*                                     21,900               945
   CA                                                  24,600               669
   Cadence Design Systems (B)*                         14,800               274
   CDW (B)                                              3,590               211
   Ceridian*                                            2,963                75
   Checkfree (B)*                                       3,200               162
   Cisco Systems*                                     842,763            18,263
   Citrix Systems (B)*                                 28,500             1,080
   Cognizant Technology Solutions, Cl A*                4,456               265
   Computer Sciences*                                  44,200             2,455
   Compuware*                                           7,524                59


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         21

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Comverse Technology*                                21,100   $           496
   Convergys*                                         112,700             2,052
   Corning*                                            36,800               990
   Cree (B)*                                            1,800                59
   CSG Systems International*                           8,100               188
   Cypress Semiconductor*                              12,500               212
   Dell*                                              278,803             8,297
   Diebold                                              5,800               238
   DST Systems (B)*                                     1,700                98
   eBay (B)*                                          561,026            21,914
   Electronic Arts*                                   139,642             7,641
   Electronic Data Systems                             56,700             1,521
   EMC*                                               446,346             6,084
   Fair Isaac                                          25,750             1,020
   Fairchild Semiconductor
      International*                                    3,400                65
   Fidelity National Information Services               1,400                57
   First Data                                         668,726            31,310
   Fiserv*                                             25,950             1,104
   Flextronics International*                          16,800               174
   Freescale Semiconductor, Cl B*                      62,034             1,723
   Global Payments                                      4,000               212
   Google, Cl A*                                       63,675            24,833
   Harris                                               6,000               284
   Hewlett-Packard                                    810,638            26,670
   Ingram Micro, Cl A*                                 96,900             1,938
   Integrated Device Technology*                        9,200               137
   Intel                                              396,562             7,673
   International Business Machines                     95,697             7,892
   International Rectifier (B)*                         1,900                79
   Intersil, Cl A (B)                                   5,500               159
   Intuit*                                            273,047            14,523
   Iron Mountain*                                       6,300               257
   Jabil Circuit*                                       5,300               227
   Juniper Networks*                                   14,300               273
   Kemet*                                              12,000               114
   Kla-Tencor (B)                                       6,100               295
   Lam Research*                                        2,600               112
   Lexmark International, Cl A*                        55,500             2,519
   Linear Technology (B)                              194,081             6,808
   LSI Logic (B)*                                     106,512             1,231
   Lucent Technologies (B)*                           196,300               599
   Marvell Technology Group*                            7,900               427
   Maxim Integrated Products                          162,961             6,054
   McAfee (B)*                                         25,900               630
   Mettler Toledo International*                        2,300               139
   Microchip Technology                                 7,300               265
   Micron Technology (B)*                             105,900             1,559
   Microsoft                                        1,588,922            43,235
   MKS Instruments*                                     3,500                82
   Molex                                                1,400                46
   MoneyGram International                              3,400               104
   Motorola                                            94,500             2,165
   National Semiconductor                              29,200               813

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   NAVTEQ (B)*                                        225,225   $        11,408
   Network Appliance (B)*                              10,900               393
   Novell*                                              7,000                54
   Novellus Systems*                                   10,600               254
   Nvidia*                                             15,700               899
   Oracle*                                            280,883             3,845
   Paychex                                            492,700            20,526
   Perot Systems, Cl A*                                13,400               209
   PMC - Sierra*                                        6,600                81
   Polycom (B)*                                        11,200               243
   QLogic*                                              8,600               166
   Qualcomm                                           905,532            45,829
   Red Hat*                                             7,600               213
   Research In Motion*                                 89,090             7,562
   Reynolds & Reynolds, Cl A                            3,400                97
   Sabre Holdings, Cl A (B)                            49,600             1,167
   SanDisk (B)*                                       246,000            14,150
   Sanmina-SCI*                                        39,700               163
   Seagate Technology (B)                             375,000             9,874
   Semtech (B)*                                        11,500               206
   Silicon Laboratories*                                1,600                88
   Solectron*                                         133,300               533
   Sun Microsystems*                                  145,000               744
   Sybase (B)*                                         43,800               925
   Symantec*                                           38,727               652
   Symbol Technologies                                  7,600                80
   Synopsys*                                           47,777             1,068
   Tech Data*                                          16,886               623
   Tektronix                                            3,200               114
   Tellabs*                                            55,300               879
   Teradyne (B)*                                       18,800               292
   Texas Instruments                                   58,700             1,906
   VeriSign*                                           14,900               357
   Western Digital*                                    35,400               688
   Xerox (B)*                                         164,700             2,503
   Xilinx                                              22,000               560
   Yahoo! (B)*                                        269,553             8,696
   Zebra Technologies, Cl A*                              900                40
                                                                ----------------
                                                                        412,724
                                                                ----------------
MATERIALS -- 2.9%
   Agrium                                               4,500               114
   Air Products & Chemicals                             9,900               665
   Alcoa                                              132,000             4,034
   Allegheny Technologies                               5,710               349
   Ashland                                             17,700             1,258
   Ball                                                 1,400                61
   Bemis (B)                                           27,800               878
   Crown Holdings*                                      6,000               106
   Dow Chemical                                        85,056             3,453
   E.I. Du Pont de Nemours                            138,900             5,863
   Eagle Materials (B)                                 12,945               825
   Eagle Materials                                      1,161                74


--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Eastman Chemical                                    36,500   $         1,868
   Ecolab                                              11,200               428
   Engelhard                                            7,700               305
   Florida Rock Industries                              1,800               101
   Freeport-McMoRan Copper &
      Gold, Cl B                                        5,100               305
   Hercules*                                            6,500                90
   International Flavors & Fragrances                   6,200               213
   International Paper                                 15,900               550
   IPSCO                                                2,800               292
   Lafarge North America                                3,100               260
   Louisiana-Pacific (B)                               35,600               968
   Lubrizol                                            58,900             2,524
   Lyondell Chemical                                   28,200               561
   Martin Marietta Materials                           28,900             3,093
   MeadWestvaco                                        60,300             1,647
   Monsanto                                            12,438             1,054
   Newmont Mining                                      16,200               841
   Nucor                                               45,400             4,758
   OM Group*                                           20,900               481
   Pactiv*                                              8,000               196
   Phelps Dodge                                         1,800               145
   PPG Industries                                      87,700             5,556
   Praxair                                            253,440            13,977
   Quanex                                              20,500             1,366
   Rohm & Haas                                         21,000             1,026
   RPM International                                    3,000                54
   Sealed Air*                                         10,500               608
   Sigma-Aldrich                                        2,700               178
   Smurfit-Stone Container (B)*                        55,600               755
   Sonoco Products                                     18,600               630
   Steel Dynamics                                      15,100               857
   Temple-Inland                                        2,200                98
   Tronox, Cl B                                         1,311                22
   United States Steel (B)                              3,137               190
   Valspar                                             52,300             1,458
   Vulcan Materials                                     4,100               355
   Weyerhaeuser                                        39,514             2,862
                                                                ----------------
                                                                         68,352
                                                                ----------------
TELECOMMUNICATION SERVICES -- 3.5%
   Alltel                                              16,100             1,043
   American Tower, Cl A (B)*                          127,244             3,858
   AT&T                                               618,419            16,722
   BellSouth                                          306,700            10,627
   CenturyTel                                          68,000             2,660
   Citizens Communications                            171,100             2,271
   Crown Castle International (B)*                    213,112             6,042
   Qwest Communications International*                 52,061               354
   Sprint Nextel                                      696,291            17,992
   Telephone & Data Systems                             5,200               205


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Telephone & Data Systems, Special
      Shares (B)                                        5,200   $           196
   US Cellular*                                        11,000               653
   Verizon Communications                             580,443            19,770
                                                                ----------------
                                                                         82,393
                                                                ----------------
UTILITIES -- 2.8%
   AES*                                                 8,000               136
   Allegheny Energy*                                   12,800               433
   Alliant Energy (B)                                  71,600             2,253
   Ameren (B)                                           5,600               279
   American Electric Power (B)                        164,700             5,603
   Aqua America                                         2,666                74
   Centerpoint Energy (B)                              38,600               460
   Cinergy                                              4,800               218
   Consolidated Edison                                  9,400               409
   Constellation Energy Group                          33,800             1,849
   Dominion Resources                                  21,900             1,512
   DTE Energy (B)                                      86,340             3,461
   Duke Energy (B)                                    160,500             4,679
   Edison International                                47,100             1,940
   Energy East (B)                                     30,900               751
   Entergy                                             68,700             4,736
   Equitable Resources                                  1,800                66
   Exelon                                              67,000             3,544
   FirstEnergy                                        111,300             5,443
   FPL Group                                           18,600               747
   Great Plains Energy (B)                              7,100               200
   Idacorp                                              2,900                94
   KeySpan                                              2,000                82
   Nicor                                                4,700               186
   NiSource                                             6,500               131
   Northeast Utilities (B)                             24,200               473
   OGE Energy (B)                                       7,500               218
   Pepco Holdings (B)                                 126,200             2,876
   PG&E                                                36,000             1,400
   Pinnacle West Capital                               80,900             3,163
   PPL                                                  9,800               288
   Progress Energy (B)                                 59,000             2,595
   Public Service Enterprise Group                      5,100               327
   Puget Energy                                        11,900               252
   Questar                                              4,200               294
   Reliant Energy*                                      5,362                57
   Sempra Energy (B)                                   61,400             2,853
   Southern (B)                                        27,600               904
   TECO Energy                                         97,000             1,564
   TXU                                                 54,600             2,444
   Wisconsin Energy                                    69,000             2,759
   Xcel Energy                                        152,300             2,764
                                                                ----------------
                                                                         64,517
                                                                ----------------
Total Common Stock
   (Cost $1,841,068) ($ Thousands)                                    2,299,374
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         23

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Warrants
                                                -------------

WARRANTS -- 0.0%
   Lucent Technologies, Expires 12/10/07*               9,748   $             6
                                                                ----------------
Total Warrants
   (Cost $--) ($ Thousands)                                                   6
                                                                ----------------

CORPORATE OBLIGATIONS (C) -- 5.8%
FINANCIALS -- 5.8%
   Allstate Life Global Funding II
      MTN (E) (F)
           4.769%, 04/13/07                   $         1,747             1,747
   American General Finance (E) (F)
           4.779%, 04/13/07                             5,506             5,505
   American General Finance MTN, Ser F
           3.945%, 07/14/06                               380               387
   Bear Stearns, EXL (E)
           4.759%, 04/15/07                             6,759             6,759
   CIT Group MTN (E)
           4.750%, 05/12/06                             9,492             9,492
           4.617%, 04/19/06                               949               950
   Caterpillar Financial Services MTN,
      Ser F (E)
           4.680%, 07/10/06                             1,899             1,899
   Countrywide Financial MTN, Ser A (E)
           4.960%, 09/13/06                             7,024             7,024
           4.770%, 11/03/06                             3,987             3,987
   Dekabank (E) (F)
           4.614%, 02/16/07                             7,024             7,023
   Irish Life & Permanent MTN,
      Ser X (E) (F)
           4.808%, 04/21/07                             5,050             5,049
   Islandsbanki (E) (F)
           4.844%, 03/22/07                             3,227             3,227
           4.720%, 03/07/07                             5,695             5,695
   Jackson National Life Funding (E) (F)
           4.630%, 02/01/07                             8,353             8,353
   Kaupthing Bank MTN (E) (F)
           4.836%, 03/20/07                             9,492             9,492
   Landsbanki Islands (E) (F)
           4.829%, 03/16/07                             7,214             7,214
   Liberty Lighthouse US Capital
      MTN (E) (F)
           4.725%, 05/10/06                             3,797             3,794
   Morgan Stanley EXL (E)
           4.721%, 05/04/07                             1,329             1,329
   Morgan Stanley EXL, Ser S (E)
           4.634%, 05/03/07                             1,898             1,898
   Natexis Banques (E) (F)
           4.743%, 04/13/07                             3,702             3,701

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Nationwide Building Society (E) (F)
           4.991%, 04/28/07                   $         2,088   $         2,088
           4.700%, 04/05/07                             3,797             3,797
   Nordbank (E) (F)
           4.811%, 04/23/07                             6,455             6,453
   Northern Rock (E) (F)
           4.650%, 05/03/07                             3,911             3,911
   Pacific Life Global Funding (E) (F)
           4.740%, 04/13/07                             2,848             2,848
   Premium Asset Trust, Ser 2004-06
      (E) (F)
           4.857%, 06/30/06                             3,607             3,610
   Premium Asset Trust, Ser 2004-10
      (E) (F)
           4.759%, 03/15/07                             5,316             5,316
   SLM EXL, Ser S (E) (F)
           4.570%, 03/15/07                             4,177             4,177
   Sigma Finance MTN (F)
           4.680%, 11/09/06                             2,050             2,050
   Skandinav Enskilda Bank (E) (F)
           4.772%, 03/19/07                             4,177             4,176
   Witherspoon CDO Funding (E) (F)
           4.786%, 09/15/06                             2,658             2,658
                                                                ----------------
Total Corporate Obligations
   (Cost $135,608) ($ Thousands)                                        135,609
                                                                ----------------

CASH EQUIVALENTS -- 2.0%
   First Union Cash Management
      Program, 4.623% **                            4,826,552             4,827
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%** ++                            43,134,230            43,134
                                                                ----------------
Total Cash Equivalents
   (Cost $47,961) ($ Thousands)                                          47,961
                                                                ----------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 1.0%
MORTGAGE RELATED SECURITIES -- 1.0%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
           4.740%, 11/10/06                             1,898             1,898
   Commodore, Ser 2003-2A, Cl A1MM
           4.970%, 12/12/38                             1,747             1,747
   Duke Funding, Ser 2004-6B, Cl A1S1
           4.620%, 04/08/39                             2,848             2,848
   Harwood Street Funding II, Ser 2005-1A,
      Cl NOTE
           4.868%, 05/25/06                             3,797             3,797


--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
           4.920%, 11/18/38                   $         2,912   $         2,912
   Park Place Securities Trust,
      Ser 2004-MM1, Cl AM4
           4.858%, 02/25/35                             2,712             2,712
   RMAC, Ser 2004-NS3A, Cl A1
           4.720%, 03/12/25                               680               680
   Saturn Ventures II
           4.730%, 08/07/06                             3,543             3,543
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
           4.851%, 12/28/18                             2,452             2,452
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMMD
           4.930%, 06/15/06                               949               949
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMME
           4.930%, 09/15/06                               569               569
                                                                ----------------
Total Asset-Backed Securities
   (Cost $24,107) ($ Thousands)                                          24,107
                                                                ----------------

MASTER NOTES (C) -- 0.6%
   Bank of America
           4.945%, 04/03/06                             9,492             9,492
   Bear Stearns
           4.995%, 04/03/06                             4,556             4,556
                                                                ----------------
Total Master Notes
   (Cost $14,048) ($ Thousands)                                          14,048
                                                                ----------------

COMMERCIAL PAPER (C) (D) -- 0.6%
FINANCIALS -- 0.6%
   CPI Funding
           4.901%, 04/03/06                               774               773
   Eiffel Funding LLC
           4.867%, 04/27/06                               570               567
           4.767%, 04/28/06                             3,797             3,768
   Elysian Funding LLC
           4.706%, 04/10/06                             1,898             1,885
   Harbour Funding
           4.763%, 04/06/06                             2,823             2,817
   Harwood Funding
           4.881%, 04/03/06                               911               911
   Thornburg Mortgage Capital Resources
           4.781%, 04/19/06                             1,898             1,891
   Transamerica Securities
           4.841%, 04/03/06                               447               446
                                                                ----------------
Total Commercial Paper
   (Cost $13,058) ($ Thousands)                                          13,058
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

TIME DEPOSIT (C) -- 0.1%
   Societe Generale
           4.900%, 04/03/06                   $         3,797   $         3,797
                                                                ----------------
Total Time Deposit
   (Cost $3,797) ($ Thousands)                                            3,797
                                                                ----------------

CERTIFICATE OF DEPOSIT (C) (E) -- 0.1%
   US Trust of New York
           4.760%, 03/13/07                             1,519             1,519
                                                                ----------------
Total Certificate of Deposit
   (Cost $1,519) ($ Thousands)                                            1,519
                                                                ----------------

U.S. TREASURY OBLIGATIONS (A) -- 0.1%
   U.S. Treasury Bills
           4.272%, 05/25/06                             1,400             1,391
           4.180%, 06/15/06                               100                99
                                                                ----------------
Total U.S. Treasury Obligations
   (Cost $1,490) ($ Thousands)                                            1,490
                                                                ----------------

REPURCHASE AGREEMENTS (C) -- 1.9%
   Barclays
      4.790% dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $21,952,790
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $1,758,724-
      $4,512,995, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $22,382,944)                        21,944            21,944
   Lehman Brothers 4.750% dated 03/31/06,
      to be repurchased on 04/03/06,
      repurchase price $22,106,796
      (collateralized by various
      U.S. Government Obligations, ranging
      in par value $1,314- $2,390,
      4.500%-10.700%, 10/17/08-11/23/35;
      with total
      market value $22,539,980)               $        22,098            22,098
                                                                ----------------
Total Repurchase Agreements
   (Cost $44,042) ($ Thousands)                                          44,042
                                                                ----------------
Total Investments -- 110.1%
   (Cost $2,126,698) ($ Thousands)                                    2,585,011
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         25

STATEMENT OF NET ASSETS (Unaudited)

TAX-MANAGED LARGE CAP FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (10.1)%
Payable upon Return on Securities Loaned                        $      (236,180)
Payable for Investment Securities Purchased                              (5,420)
Payable for Fund Shares Redeemed                                         (2,297)
Administration Fees Payable                                                (692)
Investment Advisory Fees Payable                                           (607)
Shareholder Servicing Fees Payable                                         (397)
Other Assets and Liabilities, Net                                         8,642
                                                                ----------------
Total Other Assets and Liabilities                                     (236,951)
                                                                ----------------
Net Assets -- 100.0%                                            $     2,348,060
                                                                ================

NET ASSETS:
Paid-in-Capital
    (unlimited authorization -- no par value)                   $     2,334,734
Undistributed net investment income                                         384
Accumulated net realized loss on investments
   and futures contracts                                               (445,703)
Net unrealized appreciation on investments                              458,313
Net unrealized appreciation on futures contracts                            332
                                                                ----------------
Net Assets                                                      $     2,348,060
                                                                ================

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,342,847,713 / 187,557,951 shares)                                 $12.49
                                                                         =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class Y
   ($5,212,156 / 414,108 shares)                                         $12.59
                                                                         =======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                    UNREALIZED
          TYPE OF                   NUMBER OF       EXPIRATION     APPRECIATION
         CONTRACT                   CONTRACTS          DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                83           June 2006         $  219
S&P 400 Index E-MINI                   48           June 2006            113
                                                                      ------
                                                                      $  332
                                                                      ======

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of March 31, 2006.

+     Real Estate Investment Trust

++    Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $228,747 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $236,180 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

LARGE CAP VALUE FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

37.3%  Financials
13.3%  Energy
8.3%   Consumer Discretionary
7.3%   Health Care
6.5%   Industrials
5.1%   Information Technology
5.0%   Utilities
5.0%   Telecommunication Services
4.5%   Consumer Staples
3.6%   Materials
3.3%   Short-Term Investments
0.7%   Asset-Backed Securities
0.1%   U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%++
CONSUMER DISCRETIONARY -- 9.0%
   Abercrombie & Fitch, Cl A                           78,600   $         4,582
   AnnTaylor Stores*                                   15,700               578
   Autonation*                                         21,700               468
   Autoliv                                            251,100            14,207
   Barnes & Noble                                     117,400             5,430
   Beazer Homes USA                                    47,100             3,094
   Belo, Cl A                                          38,500               765
   Borders Group                                      192,800             4,866
   BorgWarner (B)                                     138,400             8,310
   CBS, Cl B                                          249,300             5,978
   Centex                                              54,650             3,388
   Circuit City Stores                                 18,100               443
   Claire's Stores                                    107,700             3,911
   Clear Channel Communications                        28,300               821
   Comcast, Cl A*                                     605,900            15,850
   Dana (B)                                           162,600               249
   Darden Restaurants*                                136,300             5,592
   DIRECTV Group*                                      21,600               354
   Discovery Holding, Cl A*                            18,700               280
   Eastman Kodak (B)                                  167,400             4,761
   Expedia*                                            59,600             1,208
   Federated Department Stores                         16,300             1,190
   Ford Motor                                       1,419,900            11,302
   Gannett (B)                                        179,100            10,732
   General Motors (B)                                 206,400             4,390
   Genuine Parts                                       63,700             2,792
   Goodyear Tire & Rubber (B)*                        280,400             4,060
   Harrah's Entertainment                              22,600             1,762
   Hasbro                                             225,900             4,766
   Home Depot                                         198,650             8,403
   IAC/InterActive*                                    35,000             1,031
   International Speedway, Cl A                         2,400               122
   Interpublic Group (B)*                             103,400               989
   J.C. Penney                                        168,400            10,173

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Johnson Controls                                    50,400   $         3,827
   Jones Apparel Group                                 73,000             2,582
   KB Home (B)                                         55,900             3,632
   Knight Ridder                                       14,300               904
   Lamar Advertising, Cl A*                             8,700               458
   Lear (B)                                            91,200             1,617
   Lennar, Cl A (B)                                    51,400             3,104
   Liberty Global, Cl A*                               59,100             1,210
   Liberty Media, Cl A*                               377,300             3,098
   Limited Brands (B)                                 267,900             6,553
   Lowe's (B)                                          42,100             2,713
   Mattel (B)                                         241,600             4,380
   Maytag (B)                                         138,500             2,954
   McDonald's                                         825,100            28,350
   McGraw-Hill                                        120,200             6,926
   Newell Rubbermaid                                   65,100             1,640
   News, Cl A*                                        115,200             1,913
   NTL*                                                 3,600               105
   NVR (B)*                                             2,000             1,478
   Office Depot*                                      264,000             9,831
   OfficeMax                                           20,302               613
   Polo Ralph Lauren                                   22,400             1,358
   Pulte Homes (B)                                    106,200             4,080
   Rent-A-Center*                                       2,100                54
   Saks*                                               23,400               452
   Sears Holdings*                                      3,100               409
   ServiceMaster                                       40,300               529
   Shaw Communications, Cl B*                         221,200             5,289
   Sherwin-Williams                                    87,700             4,336
   Snap-On                                             37,300             1,422
   Standard-Pacific                                    16,500               555
   Stanley Works (B)                                   62,000             3,141
   Starwood Hotels & Resorts Worldwide                 19,700             1,334
   Target (B)                                          39,900             2,075
   Tiffany                                             33,500             1,258
   Time Warner                                      2,379,400            39,950
   Tribune (B)                                        123,400             3,385
   Univision Communications, Cl A*                      6,800               234
   VF (B)                                             191,200            10,879
   Viacom, Cl B*                                      157,200             6,099
   Walt Disney (B)*                                   412,300            11,499
   Wendy's International                               40,500             2,513
   Whirlpool                                          102,000             9,330
                                                                ----------------
                                                                        344,916
                                                                ----------------
CONSUMER STAPLES -- 4.9%
   Albertson's                                        345,600             8,872
   Altria Group                                       668,900            47,398
   Anheuser-Busch                                       2,100                90
   Archer-Daniels-Midland                             199,100             6,700
   BJ's Wholesale Club*                                54,900             1,730
   Brown-Forman, Cl B                                   2,300               177
   Campbell Soup                                       23,200               752


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         27

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Clorox                                              25,300   $         1,514
   Coca-Cola                                          207,000             8,667
   Coca-Cola Enterprises                               93,100             1,894
   Colgate-Palmolive                                  122,700             7,006
   ConAgra Foods                                       43,000               923
   Constellation Brands, Cl A*                          4,200               105
   Costco Wholesale                                    13,300               720
   Dean Foods*                                        184,200             7,152
   Del Monte Foods                                    457,600             5,427
   Energizer Holdings (B)*                             48,800             2,586
   General Mills                                      155,600             7,886
   Hershey                                              2,100               110
   Hormel Foods                                        30,600             1,034
   JM Smucker                                          18,800               746
   Kellogg                                             23,700             1,044
   Kimberly-Clark                                      77,200             4,462
   Kraft Foods, Cl A                                    3,200                97
   Kroger (B)*                                        504,500            10,272
   Loews - Carolina Group                              20,900               988
   Molson Coors Brewing, Cl B                          75,400             5,174
   Pepsi Bottling Group                               139,000             4,224
   PepsiAmericas                                      186,900             4,570
   Procter & Gamble                                    42,800             2,466
   Reynolds American (B)                              177,600            18,737
   Safeway                                            274,427             6,894
   Smithfield Foods*                                   15,000               440
   Supervalu (B)                                      304,500             9,385
   Tyson Foods, Cl A                                  272,800             3,748
   Whole Foods Market                                  35,200             2,339
   WM Wrigley Jr. (B)                                  33,100             2,118
                                                                ----------------
                                                                        188,447
                                                                ----------------
ENERGY -- 14.3%
   Amerada Hess (B)                                   113,300            16,134
   Anadarko Petroleum (B)                             159,700            16,131
   Apache                                              11,700               766
   Arch Coal                                           26,400             2,005
   Burlington Resources                               188,100            17,288
   Chesapeake Energy                                   25,800               810
   Chevron                                          1,305,400            75,674
   ConocoPhillips (B)                                 809,700            51,133
   Consol Energy                                       14,300             1,061
   Cooper Cameron*                                     15,400               679
   Devon Energy (B)                                   389,900            23,850
   El Paso (B)                                        515,500             6,212
   EnCana                                              86,800             4,056
   ENSCO International                                 38,600             1,986
   Exxon Mobil                                      3,615,100           220,015
   Forest Oil*                                         15,100               561
   GlobalSantaFe                                       45,600             2,770
   Helmerich & Payne                                   12,000               838
   Kerr-McGee                                          31,500             3,008
   Kinder Morgan                                        2,400               221

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Marathon Oil                                       402,000   $        30,620
   Nabors Industries (B)*                              22,000             1,575
   National Oilwell Varco*                             21,100             1,353
   Newfield Exploration*                               19,600               821
   Noble Energy                                       108,500             4,765
   Occidental Petroleum                               246,600            22,848
   Pioneer Natural Resources                           12,900               571
   Pogo Producing                                      12,100               608
   Pride International*                               110,000             3,430
   Rowan*                                               3,600               158
   Sunoco                                             125,700             9,751
   Talisman Energy                                    126,700             6,738
   Tesoro                                               6,600               451
   Tidewater                                            4,000               221
   Unit*                                               42,500             2,369
   Valero Energy                                      330,800            19,775
   Western Gas Resources                                2,600               125
                                                                ----------------
                                                                        551,377
                                                                ----------------
FINANCIALS -- 35.4%
   A.G. Edwards                                       134,000             6,681
   ACE                                                 29,500             1,534
   Aflac                                              106,100             4,788
   Alleghany*                                           1,938               561
   Allied Capital                                      21,300               652
   Allstate                                           560,800            29,223
   AMB Property+                                        2,000               109
   AMBAC Financial Group                               94,100             7,490
   American Capital Strategies                         34,500             1,213
   American Financial Group                            12,000               499
   American International Group                       838,800            55,436
   AmeriCredit*                                         2,000                61
   AmerUs Group                                         1,000                60
   AmSouth Bancorp (B)                                279,700             7,566
   AON                                                219,800             9,124
   Apartment Investment &
      Management, Cl A                                  7,900               371
   Archstone-Smith Trust                               16,900               824
   Arden Realty+                                       18,200               821
   Arthur J Gallagher                                   3,900               108
   Assurant                                           111,600             5,496
   Astoria Financial (B)                              272,550             8,438
   AvalonBay Communities+                              16,700             1,822
   Axis Capital Holdings                              146,200             4,371
   Bank of America                                  2,789,671           127,042
   Bank of Hawaii                                      47,800             2,548
   Bank of New York                                   142,200             5,125
   BB&T (B)                                           311,200            12,199
   Bear Stearns                                        57,200             7,934
   Boston Properties                                    8,000               746
   BRE Properties, Cl A+                               22,000             1,232
   Brookfield Properties                              219,200             7,486
   Camden Property Trust+                               7,000               504


--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Capital One Financial                               17,700   $         1,425
   CarrAmerica Realty+                                 21,900               977
   CB Richard Ellis Group, Cl A*                       83,000             6,698
   CBL & Associates Properties+                         9,400               399
   Charles Schwab                                     294,400             5,067
   Chubb                                              177,400            16,931
   Cincinnati Financial                                 2,300                97
   CIT Group                                          226,600            12,128
   Citigroup                                        3,217,400           151,958
   City National                                        1,100                84
   Colonial BancGroup                                  39,700               993
   Comerica (B)                                       339,600            19,687
   Commerce Bancorp (B)                               103,700             3,801
   Commerce Bancshares                                 22,300             1,152
   Compass Bancshares                                   3,200               162
   Conseco*                                            28,800               715
   Countrywide Financial                              263,200             9,659
   Crescent Real Estate Equities+                       5,700               120
   Cullen/Frost Bankers                                14,700               790
   Developers Diversified Realty+                       1,400                77
   Duke Realty+                                         7,700               292
   E*Trade Financial*                                  20,000               540
   Equity Office Properties Trust                     184,400             6,192
   Equity Residential                                  31,800             1,488
   Erie Indemnity, Cl A                                10,900               574
   Essex Property Trust+                               11,900             1,294
   Fannie Mae (B)                                     325,700            16,741
   Federal Realty Investment Trust+                    11,600               872
   Federated Investors, Cl B                            4,500               176
   Fidelity National Financial                         58,800             2,089
   First American                                     251,800             9,860
   First Horizon National                              76,600             3,190
   FirstMerit                                           3,200                79
   Franklin Resources                                  24,700             2,328
   Freddie Mac                                        117,000             7,137
   Fulton Financial                                     9,000               155
   General Growth Properties+ (B)                      49,900             2,439
   Genworth Financial, Cl A                            83,600             2,795
   Golden West Financial                               87,300             5,928
   Goldman Sachs Group                                144,300            22,649
   Hanover Insurance Group                              7,700               404
   Hartford Financial Services Group                  306,500            24,689
   HCC Insurance Holdings                              35,000             1,218
   Health Care+                                         3,200               122
   Host Marriott+                                       8,400               180
   HRPT Properties Trust+                              20,700               243
   Huntington Bancshares                              148,500             3,583
   IndyMac Bancorp (B)                                217,900             8,919
   International Bancshares                            13,700               394
   Jefferson-Pilot (B)                                133,600             7,474
   JPMorgan Chase                                   2,306,728            96,052
   Keycorp (B)                                        585,700            21,554
   Kimco Realty                                         1,600                65
   Legg Mason (B)                                      37,050             4,643

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers Holdings                           185,400   $        26,796
   Leucadia National                                   14,800               883
   Lincoln National (B)                               227,400            12,414
   Loews                                              206,900            20,938
   M&T Bank                                            15,500             1,769
   Macerich+                                            6,800               503
   Markel*                                              1,300               439
   Marsh & McLennan                                    72,600             2,132
   Marshall & Ilsley                                    7,500               327
   MBIA                                               110,800             6,662
   Mellon Financial                                    28,800             1,025
   Mercantile Bankshares                               17,400               669
   Mercury General                                      7,300               401
   Merrill Lynch                                      706,200            55,620
   Metlife (B)                                        280,800            13,582
   MGIC Investment                                     95,200             6,343
   Morgan Stanley                                     551,300            34,633
   National City (B)                                  758,900            26,486
   Nationwide Financial Services, Cl A                122,300             5,261
   New York Community Bancorp                          36,700               643
   North Fork Bancorporation                          280,180             8,078
   Northern Trust                                      19,300             1,013
   Old Republic International                         199,237             4,347
   Pan Pacific Retail Properties+                      14,000               993
   Philadelphia Consolidated Holding*                   3,500               119
   PMI Group                                          175,400             8,054
   PNC Financial Services Group                       290,100            19,527
   Popular                                            111,000             2,304
   Principal Financial Group                          345,900            16,880
   Progressive                                         12,500             1,303
   Prologis                                             4,200               225
   Protective Life                                      3,000               149
   Prudential Financial (B)                           192,100            14,563
   Public Storage                                       1,500               122
   Radian Group                                       150,300             9,056
   Raymond James Financial                              7,550               223
   Rayonier+                                           31,700             1,445
   Regency Centers+                                     5,700               383
   Regions Financial (B)                              403,714            14,199
   Safeco                                             187,200             9,399
   Shurgard Storage Centers, Cl A+                     25,300             1,686
   Simon Property Group                                 9,800               825
   Sky Financial Group                                 24,800               657
   SL Green Realty+                                    12,000             1,218
   Sovereign Bancorp                                   56,800             1,244
   St. Paul Travelers                                 522,600            21,839
   State Street                                        17,900             1,082
   SunTrust Banks (B)                                 154,000            11,205
   TCF Financial                                        6,700               173
   TD Ameritrade Holding*                              70,100             1,463
   TD Banknorth                                         5,900               173
   Torchmark                                            3,100               177
   Transatlantic Holdings                               3,000               175
   Trizec Properties+                                   7,100               183


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         29

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   UnionBanCal                                        119,800   $         8,405
   United Dominion Realty Trust+                        5,100               146
   UnumProvident (B)                                  251,100             5,143
   US Bancorp                                       1,383,500            42,197
   Vornado Realty Trust                                 7,400               710
   Wachovia (B)                                     1,163,212            65,198
   Washington Mutual (B)                              699,400            29,808
   Webster Financial                                    1,200                58
   Wells Fargo                                        421,200            26,902
   Whitney Holding                                      5,200               184
   Wilmington Trust                                    10,100               438
   WR Berkley                                         126,100             7,321
   XL Capital, Cl A (B)                                28,700             1,840
   Zions Bancorporation                                14,200             1,175
                                                                ----------------
                                                                      1,362,875
                                                                ----------------
HEALTH CARE -- 7.8%
   Abbott Laboratories                                 30,100             1,278
   Aetna                                              143,700             7,061
   Alcon                                               16,700             1,741
   AmerisourceBergen                                  267,800            12,927
   Applera - Applied Biosystems Group                 173,700             4,714
   Bausch & Lomb                                        1,500                96
   Biogen Idec*                                         1,600                75
   Bristol-Myers Squibb                               311,300             7,661
   Cardinal Health                                    123,700             9,218
   Caremark Rx*                                       109,100             5,366
   Charles River Laboratories
      International*                                    4,500               221
   Chiron*                                              4,400               202
   Cigna                                               47,100             6,152
   Community Health Systems*                            4,600               166
   Dade Behring Holdings                              126,400             4,514
   Eli Lilly                                           91,300             5,049
   Emdeon*                                             20,600               222
   Fisher Scientific International*                     2,200               150
   Forest Laboratories*                                52,300             2,334
   Genentech*                                          29,000             2,451
   Gilead Sciences*                                    41,700             2,595
   HCA                                                120,000             5,495
   Health Net*                                         31,400             1,596
   Hillenbrand Industries                               6,000               330
   Hospira*                                            53,500             2,111
   Humana*                                              1,900               100
   Invitrogen*                                          5,800               407
   King Pharmaceuticals*                              592,600            10,222
   McKesson                                            50,600             2,638
   Medco Health Solutions*                             20,800             1,190
   Medimmune*                                          74,400             2,722
   Merck                                            1,409,500            49,657
   Millennium Pharmaceuticals*                         57,200               578
   Mylan Laboratories                                  70,400             1,647
   Omnicare                                            50,300             2,766

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Pfizer                                           4,623,500   $       115,218
   Sierra Health Services*                              3,500               142
   Tenet Healthcare*                                   97,700               721
   Thermo Electron*                                    14,000               519
   Triad Hospitals*                                     5,800               243
   UnitedHealth Group                                  74,900             4,184
   Universal Health Services, Cl B (B)                 88,000             4,470
   Watson Pharmaceuticals*                             71,500             2,055
   WellPoint*                                          34,100             2,640
   Wyeth                                              309,800            15,031
                                                                ----------------
                                                                        300,875
                                                                ----------------
INDUSTRIALS -- 7.0%
   Adesa                                               35,000               936
   Alexander & Baldwin                                 20,500               977
   Alliant Techsystems*                                 2,900               224
   Avery Dennison                                       5,200               304
   Brink's                                              1,600                81
   Burlington Northern Santa Fe                       235,300            19,608
   Cendant                                            446,200             7,742
   CNF                                                 80,900             4,040
   CSX                                                159,400             9,532
   Cummins (B)                                        109,200            11,477
   Deere                                               79,000             6,245
   Deluxe                                              27,200               712
   Dover                                               12,200               592
   Eaton (B)                                          155,600            11,354
   Emerson Electric                                    28,400             2,375
   Equifax                                             21,500               801
   General Dynamics                                   173,000            11,069
   General Electric                                 1,511,600            52,573
   Harsco                                              62,100             5,131
   Honeywell International                            188,000             8,041
   Hubbell, Cl B                                       60,900             3,122
   ITT Industries                                      10,200               573
   Jacobs Engineering Group*                            4,800               416
   L-3 Communications Holdings                          3,600               309
   Laidlaw International                               78,000             2,122
   Lockheed Martin                                    175,400            13,178
   Manpower                                             4,900               280
   Masco (B)                                          220,400             7,161
   Navistar International (B)*                        118,500             3,268
   Norfolk Southern                                    83,000             4,488
   Northrop Grumman (B)                               388,900            26,558
   Paccar                                              53,500             3,771
   Pentair                                              1,200                49
   Precision Castparts                                 16,600               986
   Raytheon                                           305,900            14,022
   Republic Services                                   28,800             1,224
   Rockwell Collins (B)                                47,000             2,648
   Roper Industries                                     1,100                53
   RR Donnelley & Sons                                144,200             4,718
   Ryder System                                        82,900             3,712


--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Southwest Airlines                                  45,000   $           810
   SPX                                                  3,400               182
   Swift Transportation (B)*                           94,000             2,043
   Teleflex                                            19,600             1,404
   Terex*                                               3,100               246
   Textron                                             79,700             7,443
   Union Pacific                                       20,500             1,914
   United Rentals (B)*                                 95,100             3,281
   USG*                                                 2,900               275
   Waste Management                                   127,300             4,494
   WW Grainger                                          8,300               625
                                                                ----------------
                                                                        269,189
                                                                ----------------
INFORMATION TECHNOLOGY -- 5.5%
   ADC Telecommunications (B)*                        122,700             3,140
   Advanced Micro Devices*                              4,600               153
   Affiliated Computer Services, Cl A*                    900                54
   Agilent Technologies*                               30,300             1,138
   Andrew*                                              6,400                79
   Arrow Electronics (B)*                             122,000             3,937
   Avnet (B)*                                         116,600             2,959
   BMC Software*                                       55,100             1,193
   Broadcom, Cl A*                                     53,100             2,292
   CA                                                   9,700               264
   Cadence Design Systems*                             11,900               220
   Ceridian*                                           50,500             1,285
   Checkfree*                                           4,600               232
   Cisco Systems*                                     161,400             3,498
   Computer Sciences*                                 160,700             8,927
   Convergys*                                         520,700             9,482
   eBay*                                               55,400             2,164
   Electronic Arts*                                    39,400             2,156
   Electronic Data Systems (B)                        224,400             6,021
   EMC*                                               182,400             2,486
   Fair Isaac                                         108,100             4,283
   Fiserv*                                             94,100             4,004
   Freescale Semiconductor, Cl B*                      63,000             1,750
   Google, Cl A*                                        6,000             2,340
   Hewlett-Packard                                  2,036,600            67,004
   Ingram Micro, Cl A*                                218,400             4,368
   Intel                                              334,900             6,480
   International Business Machines                    177,400            14,630
   Intersil, Cl A                                      36,800             1,064
   Lam Research*                                       85,700             3,685
   LSI Logic (B)*                                     223,900             2,588
   Marvell Technology Group (B)*                       36,800             1,991
   Mettler Toledo International*                        1,000                60
   Micron Technology*                                  51,300               755
   Microsoft                                          252,300             6,865
   Molex                                                9,400               312
   Motorola                                           148,100             3,393
   Qualcomm                                            39,800             2,014

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Reynolds & Reynolds, Cl A                           36,500   $         1,037
   Sabre Holdings, Cl A (B)                           248,000             5,835
   SanDisk*                                            16,100               926
   Sanmina-SCI*                                       249,400             1,023
   Solectron*                                         596,600             2,386
   Sybase (B)*                                        194,700             4,112
   Symantec*                                            5,200                88
   Synopsys*                                          201,000             4,492
   Tech Data*                                         158,601             5,854
   Tektronix                                            1,800                64
   Tellabs*                                            14,900               237
   Teradyne*                                            4,600                71
   Texas Instruments                                  129,300             4,198
   Western Digital*                                   149,200             2,899
                                                                ----------------
                                                                        212,488
                                                                ----------------
MATERIALS -- 3.8%
   Agrium                                             210,400             5,315
   Airgas                                               6,200               242
   Alcoa                                              169,300             5,174
   Ashland                                             11,400               810
   Bemis                                               75,900             2,397
   Cabot                                               16,700               568
   Cytec Industries                                     1,200                72
   Dow Chemical                                       286,600            11,636
   E.I. Du Pont de Nemours                            199,200             8,408
   Eagle Materials                                    112,700             7,186
   Eastman Chemical (B)                               182,900             9,361
   Engelhard                                            4,600               182
   International Paper                                 59,300             2,050
   IPSCO                                                7,800               812
   Lafarge North America                                9,100               764
   Lubrizol                                           265,600            11,381
   Lyondell Chemical                                  163,100             3,246
   Martin Marietta Materials                           83,300             8,916
   MeadWestvaco                                       188,200             5,140
   Monsanto                                            16,600             1,407
   Newmont Mining                                       3,300               171
   Nucor                                              185,900            19,481
   PPG Industries                                     200,800            12,721
   Praxair                                              4,100               226
   Rohm & Haas                                        213,200            10,419
   Scotts Miracle-Gro, Cl A                            25,900             1,185
   Sealed Air*                                         10,300               596
   Smurfit-Stone Container (B)*                        62,000               841
   Sonoco Products                                     72,200             2,445
   Temple-Inland                                       14,800               659
   Tronox, Cl B                                         6,352               108
   Valspar                                            174,500             4,863
   Vulcan Materials                                     9,600               832
   Weyerhaeuser                                       116,000             8,402
                                                                ----------------
                                                                        148,016
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         31

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.3%
   Alltel                                              38,500   $         2,493
   American Tower, Cl A*                               14,800               449
   AT&T                                             2,271,110            61,411
   BellSouth                                        1,202,200            41,656
   CenturyTel                                         269,100            10,527
   Citizens Communications                            122,500             1,625
   Crown Castle International*                        138,800             3,935
   Sprint Nextel                                      597,850            15,448
   Verizon Communications                           1,989,800            67,773
                                                                ----------------
                                                                        205,317
                                                                ----------------
UTILITIES -- 5.4%
   AGL Resources                                       23,900               862
   Allegheny Energy*                                    8,700               294
   Alliant Energy                                     302,800             9,529
   Ameren                                              18,900               942
   American Electric Power (B)                        427,600            14,547
   Aqua America                                        77,200             2,148
   Centerpoint Energy (B)                             155,700             1,858
   Cinergy                                             13,300               604
   CMS Energy*                                          7,300                95
   Consolidated Edison                                 22,600               983
   Constellation Energy Group                         211,700            11,582
   Dominion Resources                                  68,700             4,742
   DPL                                                 12,500               337
   DTE Energy (B)                                     221,600             8,884
   Duke Energy (B)                                    301,700             8,795
   Edison International                               195,800             8,063
   Energen                                              1,900                67
   Energy East                                        167,300             4,065
   Entergy                                            211,800            14,601
   Equitable Resources                                  8,100               296
   Exelon (B)                                         201,500            10,659
   FirstEnergy                                        315,400            15,423
   FPL Group                                           76,100             3,055
   Great Plains Energy                                 24,900               701
   MDU Resources Group                                 49,800             1,666
   National Fuel Gas                                   24,700               808
   Northeast Utilities (B)                            292,285             5,708
   NRG Energy*                                         46,900             2,121
   NSTAR                                               38,300             1,096
   OGE Energy                                          14,400               418
   Oneok                                               34,700             1,119
   Pepco Holdings                                     245,200             5,588
   PG&E                                               153,400             5,967
   Pinnacle West Capital (B)                          209,200             8,180
   PPL                                                 29,700               873
   Progress Energy (B)                                242,500            10,665
   Public Service Enterprise Group                     57,400             3,676
   Puget Energy                                         6,700               142
   Questar                                             42,800             2,998

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   SCANA                                              155,300   $         6,094
   Sempra Energy (B)                                  219,100            10,179
   Southern                                            39,600             1,298
   TECO Energy                                         37,600               606
   TXU                                                 71,400             3,196
   UGI                                                 46,100               971
   Westar Energy                                        2,500                52
   Wisconsin Energy                                    87,600             3,503
   WPS Resources                                       25,300             1,245
   Xcel Energy                                        393,700             7,146
                                                                ----------------
                                                                        208,447
                                                                ----------------
Total Common Stock
   (Cost $3,120,836) ($ Thousands)                                    3,791,947
                                                                ----------------

CORPORATE OBLIGATIONS (C) -- 4.2%
FINANCIALS -- 4.2%
   Allstate Life Global Funding II
      MTN (E) (F)
           4.769%, 04/13/07                   $         2,097             2,097
   American General Finance (E) (F)
           4.779%, 04/13/07                             6,610             6,609
   American General Finance MTN,
      Ser F
           3.945%, 07/14/06                               456               465
   Bear Stearns, EXL (E)
           4.759%, 04/15/07                             8,114             8,114
   CIT Group MTN (E)
           4.750%, 05/12/06                            11,396            11,396
           4.617%, 04/19/06                             1,140             1,141
   Caterpillar Financial Services MTN,
      Ser F (E)
           4.680%, 07/10/06                             2,279             2,279
   Countrywide Financial MTN,
      Ser A (E)
           4.960%, 09/13/06                             8,433             8,433
           4.770%, 11/03/06                             4,786             4,786
   Dekabank (E) (F)
           4.614%, 02/16/07                             8,433             8,431
   Irish Life & Permanent MTN,
      Ser X (E) (F)
           4.808%, 04/21/07                             6,063             6,061
   Islandsbanki (E) (F)
           4.844%, 03/22/07                             3,875             3,875
           4.720%, 03/07/07                             6,838             6,838
   Jackson National Life Funding (E) (F)
           4.630%, 02/01/07                            10,028            10,028
   Kaupthing Bank MTN (E) (F)
           4.836%, 03/20/07                            11,396            11,396
   Landsbanki Islands (E) (F)
           4.829%, 03/16/07                             8,661             8,661


--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Liberty Lighthouse US Capital
      MTN (E) (F)
           4.725%, 05/10/06                   $         4,558   $         4,555
   Morgan Stanley EXL (E)
           4.721%, 05/04/07                             1,595             1,595
   Morgan Stanley EXL, Ser S (E)
           4.634%, 05/03/07                             2,279             2,279
   Natexis Banques (E) (F)
           4.743%, 04/13/07                             4,444             4,443
   Nationwide Building Society (E) (F)
           4.991%, 04/28/07                             2,507             2,507
           4.700%, 04/05/07                             4,558             4,558
   Nordbank (E) (F)
           4.811%, 04/23/07                             7,749             7,748
   Northern Rock (E) (F)
           4.650%, 05/03/07                             4,695             4,695
   Pacific Life Global Funding (E) (F)
           4.740%, 04/13/07                             3,419             3,419
   Premium Asset Trust, Ser 2004-06
      (E) (F)
           4.857%, 06/30/06                             4,330             4,333
   Premium Asset Trust, Ser 2004-10
      (E) (F)
           4.759%, 03/15/07                             6,382             6,382
   SLM EXL, Ser S (E) (F)
           4.570%, 03/15/07                             5,014             5,014
   Sigma Finance MTN (F)
           4.680%, 11/09/06                             2,462             2,462
   Skandinav Enskilda Bank (E) (F)
           4.772%, 03/19/07                             5,014             5,014
   Witherspoon CDO Funding (E)
           4.786%, 09/15/06                             3,191             3,191
                                                                ----------------
Total Corporate Obligations
   (Cost $162,804) ($ Thousands)                                        162,805
                                                                ----------------

CASH EQUIVALENT -- 1.6%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%** ++                            61,625,753            61,626
                                                                ----------------
Total Cash Equivalent
   (Cost $61,626) ($ Thousands)                                          61,626
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.8%
MORTGAGE RELATED SECURITIES -- 0.8%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
           4.740%, 11/10/06                   $         2,279   $         2,279
   Commodore, Ser 2003-2A, Cl A1MM
           4.970%, 12/12/38                             2,097             2,097
   Duke Funding, Ser 2004-6B, Cl A1S1
           4.620%, 04/08/39                             3,419             3,419
   Harwood Street Funding II, Ser 2005-1A,
      Cl NOTE
           4.868%, 05/25/06                             4,558             4,558
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
           4.920%, 11/18/38                             3,496             3,496
   Park Place Securities Trust,
      Ser 2004-MM1, Cl AM4
           4.858%, 02/25/35                             3,256             3,256
   RMAC, Ser 2004-NS3A, Cl A1
           4.720%, 03/12/25                               816               816
   Saturn Ventures II
           4.730%, 08/07/06                             4,254             4,254
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
           4.851%, 12/28/18                             2,943             2,943
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMMD
           4.930%, 06/15/06                             1,140             1,140
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMME
           4.930%, 09/15/06                               684               684
                                                                ----------------
Total Asset-Backed Securities
   (Cost $28,942) ($ Thousands)                                          28,942
                                                                ----------------

MASTER NOTES (C) -- 0.4%
   Bank of America
           4.945%, 04/03/06                            11,396            11,396
   Bear Stearns
           4.995%, 04/03/06                             5,470             5,470
                                                                ----------------
Total Master Notes
   (Cost $16,866) ($ Thousands)                                          16,866
                                                                ----------------

COMMERCIAL PAPER (C) (D) -- 0.4%
FINANCIALS -- 0.4%
   CPI Funding
           4.901%, 04/03/06                               929               929
   Eiffel Funding LLC
           4.867%, 04/27/06                               684               681
           4.767%, 04/28/06                             4,558             4,523


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         33

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP VALUE FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Elysian Funding LLC
           4.706%, 04/10/06                   $         2,279   $         2,263
   Harbour Funding
           4.763%, 04/06/06                             3,389             3,382
   Harwood Funding
           4.881%, 04/03/06                             1,094             1,093
   Thornburg Mortgage Capital Resources
           4.781%, 04/19/06                             2,279             2,270
   Transamerica Securities
           4.841%, 04/03/06                               536               536
                                                                ----------------
Total Commercial Paper
   (Cost $15,677) ($ Thousands)                                          15,677
                                                                ----------------

TIME DEPOSIT (C) -- 0.1%
   Societe General
           4.900%, 04/03/06                             4,558             4,558
                                                                ----------------
Total Time Deposit
   (Cost $4,558) ($ Thousands)                                            4,558
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
           4.232%, 05/25/06                             3,180             3,159
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $3,161) ($ Thousands)                                            3,159
                                                                ----------------

CERTIFICATE OF DEPOSIT (C) (E) -- 0.0%
   US Trust of New York
           4.760%, 03/13/07                             1,823             1,823
                                                                ----------------
Total Certificate of Deposit
   (Cost $1,823) ($ Thousands)                                            1,823
                                                                ----------------

REPURCHASE AGREEMENTS (C) -- 1.4%
   Barclays
      4.790% dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $26,355,364
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,111,431-
      $5,418,064, 0.000%-5.900%,
      7/18/06-08/04/25; with total
      market value $26,871,784)                        26,345            26,345

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers
      4.750% dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $26,540,256
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $1,578-
      $2,869, 4.500%-10.700%,
      10/17/08-11/23/35; with total
      market value $27,060,313)               $        26,530   $        26,530
                                                                ----------------
Total Repurchase Agreements
   (Cost $52,875) ($ Thousands)                                          52,875
                                                                ----------------
Total Investments -- 107.4%
   (Cost $3,469,168) ($ Thousands)                                    4,140,278
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (7.4)%
Payable Upon Return on Securities Loaned                               (283,545)
Payable for Fund Shares Redeemed                                         (6,088)
Payable for Investment Securities Purchased                              (1,443)
Administration Fees Payable                                              (1,149)
Investment Advisory Fees Payable                                           (935)
Shareholder Servicing Fees Payable                                         (700)
Administration Servicing Fees Payable                                        (5)
Other Assets and Liabilities, Net                                         8,547
                                                                ----------------
Total Other Assets and Liabilities                                     (285,318)
                                                                ----------------
Net Assets -- 100.0%                                            $     3,854,960
                                                                ================

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $     2,973,983
Undistributed net investment income                                         841
Accumulated net realized gain on investments
   and futures contracts                                                208,136
Net unrealized appreciation on investments                              671,110
Net unrealized appreciation on futures contracts                            890
                                                                ----------------
Net Assets                                                      $     3,854,960
                                                                ================

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,827,239,835 / 171,985,555 shares)                                 $22.25
                                                                         =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($27,720,596 / 1,245,882 shares)                                      $22.25
                                                                         =======


--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                    UNREALIZED
        TYPE OF                  NUMBER OF        EXPIRATION       APPRECIATION
       CONTRACT                  CONTRACTS           DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index             186            June 2006           $890

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of March 31, 2006.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust

++    Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $275,294 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $283,545 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         35

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP GROWTH FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

25.4%  Information Technology
16.5%  Health Care
13.7%  Consumer Discretionary
13.2%  Financials
8.8%   Consumer Staples
7.9%   Industrials
5.2%   Energy
4.9%   Short-Term Investments
1.5%   Telecommunication Services
1.4%   Materials
1.2%   Asset-Backed Securities
0.2%   Utilities
0.1%   U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%++
CONSUMER DISCRETIONARY -- 15.5%
   Abercrombie & Fitch, Cl A                           28,432   $         1,658
   Advance Auto Parts*                                 75,073             3,126
   Aeropostale (B)*                                    55,500             1,674
   Amazon.com*                                         37,100             1,354
   American Eagle Outfitters                          167,303             4,996
   AnnTaylor Stores*                                   21,796               802
   Apollo Group, Cl A (B)*                            554,119            29,097
   Autozone*                                            4,269               426
   Beazer Homes USA                                     1,475                97
   Bed Bath & Beyond*                                 181,066             6,953
   Best Buy                                            36,900             2,064
   Boyd Gaming (B)                                     11,736               586
   Brinker International                               79,158             3,344
   Brunswick                                            2,670               104
   Building Material Holding                            6,900               246
   Cablevision Systems, Cl A*                          17,546               468
   Career Education (B)*                               86,247             3,254
   Carnival                                           207,850             9,846
   CBS, Cl B                                           71,945             1,725
   Centex                                               1,747               108
   Cheesecake Factory*                                  4,281               160
   Chico's FAS*                                        77,127             3,134
   Circuit City Stores                                 30,200               739
   Claire's Stores                                     49,400             1,794
   Clear Channel Communications                         6,823               198
   Coach*                                             159,687             5,522
   Comcast, Cl A (B)*                                  94,190             2,464
   Darden Restaurants*                                100,521             4,124
   DIRECTV Group*                                      66,100             1,084
   Dollar General                                     125,564             2,219
   Dollar Tree Stores (B)*                              9,289               257
   Dow Jones                                           19,000               747
   E.W. Scripps, Cl A                                  54,497             2,437
   Education Management*                                8,000               333
   Expedia*                                            92,985             1,885

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Fortune Brands                                     151,848   $        12,243
   Gap (B)                                             59,449             1,110
   Getty Images*                                       13,529             1,013
   GTECH Holdings                                      81,999             2,792
   Harley-Davidson (B)                                 91,931             4,769
   Harman International Industries                     47,643             5,295
   Harrah's Entertainment                             148,914            11,609
   Harte-Hanks                                          2,570                70
   Hilton Hotels                                       16,417               418
   Home Depot (B)                                     410,677            17,372
   IAC/InterActive*                                    60,267             1,776
   International Game Technology                    1,100,000            38,742
   ITT Educational Services*                            2,280               146
   J.C. Penney                                         97,634             5,898
   John Wiley & Sons, Cl A                             39,478             1,494
   Johnson Controls                                     4,100               311
   KB Home                                             18,631             1,211
   Kohl's (B)*                                        223,110            11,827
   Lamar Advertising, Cl A (B)*                       169,614             8,925
   Laureate Education*                                    273                15
   Liberty Global, Cl A*                              104,482             2,139
   Liberty Media, Cl A*                               240,374             1,973
   Lowe's                                             433,328            27,924
   Marriott International, Cl A                       226,234            15,520
   McDonald's                                         573,200            19,695
   McGraw-Hill                                        532,123            30,661
   Men's Wearhouse                                     14,900               535
   Meredith                                            24,900             1,389
   MGM Mirage (B)*                                    797,143            34,349
   Michaels Stores                                      8,930               336
   Newell Rubbermaid                                   27,036               681
   News, Cl A*                                          4,384                73
   Nike, Cl B (B)                                     176,100            14,986
   Nordstrom                                           33,950             1,330
   NVR*                                                   170               126
   O'Reilly Automotive*                                45,622             1,668
   Omnicom Group                                       99,264             8,264
   Outback Steakhouse                                   1,432                63
   Pacific Sunwear of California*                       6,100               135
   Panera Bread, Cl A*                                  8,296               624
   Petsmart (B)                                        88,400             2,488
   Pixar*                                               7,184               461
   Polaris Industries (B)                              11,364               620
   Polo Ralph Lauren                                   10,421               632
   R.H. Donnelley*                                      1,177                68
   Rent-A-Center (B)*                                  14,729               377
   Saks*                                                1,579                30
   Sears Holdings (B)*                                 15,326             2,027
   Select Comfort (B)*                                 25,275             1,000
   Sherwin-Williams                                    12,567               621
   Staples                                          1,926,195            49,156
   Starbucks*                                          84,700             3,188
   Starwood Hotels & Resorts Worldwide                  4,082               276


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Station Casinos                                      8,359   $           663
   Steven Madden                                        2,500                89
   Target (B)                                         233,989            12,170
   Tempur-Pedic International (B)*                     88,900             1,258
   Tiffany                                             40,200             1,509
   Timberland, Cl A*                                   17,642               604
   Time Warner                                        526,178             8,834
   Toll Brothers*                                      13,704               475
   Univision Communications, Cl A*                    727,388            25,073
   Viacom, Cl B*                                      241,873             9,385
   Weight Watchers International*                     526,716            27,073
   Wendy's International                               11,098               689
   Williams-Sonoma*                                    16,900               717
   XM Satellite Radio Holdings,
      Cl A (B)*                                     1,411,380            31,431
   Yum! Brands                                        133,154             6,506
                                                                ----------------
                                                                        575,952
                                                                ----------------
CONSUMER STAPLES -- 9.9%
   Alberto-Culver                                       3,800               168
   Altria Group                                       106,740             7,564
   Anheuser-Busch                                      90,252             3,860
   Brown-Forman, Cl B                                  35,242             2,713
   Campbell Soup                                       40,901             1,325
   Chiquita Brands International                       30,700               515
   Church & Dwight                                      4,865               180
   Coca-Cola                                          399,417            16,724
   Coca-Cola Enterprises                               20,108               409
   Colgate-Palmolive                                  300,167            17,140
   Costco Wholesale (B)                               137,200             7,431
   CVS                                                 24,030               718
   Energizer Holdings (B)*                             13,508               716
   Estee Lauder, Cl A                                 352,500            13,109
   General Mills                                        1,429                72
   Hershey (B)                                        141,439             7,387
   Kellogg                                              6,900               304
   Kimberly-Clark                                      40,402             2,335
   Kroger*                                              5,400               110
   Parlux Fragrances (B)*                               7,617               246
   Pepsi Bottling Group                               124,253             3,776
   PepsiCo                                          1,069,224            61,790
   Pilgrim's Pride (B)                                 13,398               290
   Procter & Gamble                                 1,561,721            89,986
   Sysco (B)                                           65,286             2,092
   Wal-Mart Stores                                  1,345,381            63,556
   Walgreen (B)                                     1,109,753            47,864
   Whole Foods Market                                  68,850             4,574
   WM Wrigley Jr. (B)                                 183,955            11,773
                                                                ----------------
                                                                        368,727
                                                                ----------------
ENERGY -- 5.9%
   Apache                                               1,202                79
   Arch Coal                                           19,533             1,483

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Baker Hughes (B)                                   459,423   $        31,424
   BJ Services (B)                                    187,999             6,505
   Chesapeake Energy                                  253,782             7,971
   Chevron                                             28,422             1,648
   ConocoPhillips                                     201,743            12,740
   Consol Energy                                       26,539             1,968
   Cooper Cameron*                                     50,252             2,215
   Denbury Resources*                                  14,026               444
   Devon Energy                                         4,918               301
   Diamond Offshore Drilling                            7,907               708
   EOG Resources                                       51,213             3,687
   FMC Technologies*                                   18,400               942
   Grant Prideco*                                      40,853             1,750
   Halliburton                                        414,994            30,303
   Helmerich & Payne                                   48,553             3,390
   Kinder Morgan                                       27,427             2,523
   Massey Energy                                        3,416               123
   Murphy Oil                                             677                34
   National Oilwell Varco*                             25,977             1,666
   Newfield Exploration*                               60,025             2,515
   Noble Energy                                         8,769               385
   Oil States International*                            3,500               129
   Parker Drilling*                                     8,400                78
   Patterson-UTI Energy                                71,617             2,289
   Peabody Energy                                      32,118             1,619
   Plains Exploration & Production*                     2,703               104
   Quicksilver Resources*                               1,904                74
   Rowan (B)*                                          38,334             1,685
   Schlumberger (B)                                   459,821            58,199
   Smith International                                  7,900               308
   Southwestern Energy*                                53,904             1,735
   Suncor Energy                                      287,700            22,159
   Sunoco                                              40,046             3,106
   Tesoro                                               6,081               416
   Tidewater (B)                                       76,838             4,244
   Unit*                                               59,050             3,292
   Valero Energy                                          186                11
   Western Gas Resources                               42,423             2,047
   Williams                                             7,696               165
   XTO Energy                                          17,709               772
                                                                ----------------
                                                                        217,236
                                                                ----------------
FINANCIALS -- 7.6%
   A.G. Edwards                                         1,400                70
   Affiliated Managers Group*                           1,070               114
   Aflac                                               58,634             2,646
   American Express                                   576,766            30,309
   American Financial Group                             2,180                91
   American International Group                       331,030            21,878
   AmeriCredit*                                         4,600               141
   Ameriprise Financial                                49,777             2,243
   BlackRock, Cl A                                      2,805               393
   Brown & Brown                                       43,100             1,431
   Capital One Financial (B)                           25,654             2,066


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         37

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   CB Richard Ellis Group, Cl A*                        5,658   $           457
   Charles Schwab                                   1,178,499            20,282
   Chicago Mercantile Exchange
      Holdings (B)                                    100,477            44,963
   Commerce Bancorp                                    17,042               625
   Federal Realty Investment Trust+                    10,594               797
   Federated Investors, Cl B                           46,100             1,800
   Forest City Enterprises, Cl A                       43,004             2,028
   Franklin Resources                                  33,412             3,149
   Freddie Mac                                        501,610            30,598
   General Growth Properties+                          30,994             1,515
   Golden West Financial (B)                           69,750             4,736
   Goldman Sachs Group (B)                             38,196             5,995
   Hanover Insurance Group                              1,058                56
   HCC Insurance Holdings                              39,308             1,368
   Hudson City Bancorp                                 13,900               185
   IndyMac Bancorp                                     17,183               703
   Keycorp                                             11,147               410
   LandAmerica Financial Group                          3,600               244
   Legg Mason                                          44,146             5,533
   Lehman Brothers Holdings                            10,250             1,481
   Loews                                                2,600               263
   Mellon Financial                                    17,700               630
   MGIC Investment                                        418                28
   Moody's                                            816,919            58,377
   Morgan Stanley                                      72,672             4,565
   Northern Trust (B)                                  46,673             2,450
   Nuveen Investments, Cl A                            11,365               547
   Peoples Bank                                        22,500               737
   Philadelphia Consolidated Holding*                  10,281               351
   Progressive                                         34,173             3,563
   Prudential Financial                                22,000             1,668
   Public Storage                                       4,401               358
   Radian Group (B)                                    11,721               706
   Simon Property Group                                 7,118               599
   SL Green Realty+                                     1,600               162
   SLM                                                 58,318             3,029
   St. Joe                                              2,940               185
   St. Paul Travelers                                  47,458             1,983
   State Street                                        12,550               758
   Synovus Financial                                    9,053               245
   T Rowe Price Group                                   1,512               118
   TCF Financial                                       34,900               899
   TD Ameritrade Holding*                              86,566             1,807
   Thornburg Mortgage+ (B)                              6,100               165
   US Bancorp                                         102,887             3,138
   Ventas+                                              5,700               189
   Wells Fargo                                         46,269             2,955
   Willis Group Holdings                              128,580             4,405
   WR Berkley                                          13,456               781
                                                                ----------------
                                                                        283,968
                                                                ----------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 18.6%
   Abbott Laboratories                                230,316   $         9,782
   Advanced Medical Optics*                             3,500               163
   Aetna                                               62,554             3,074
   Affymetrix*                                         12,539               413
   Allergan (B)                                       487,355            52,878
   Amgen*                                             744,547            54,166
   Barr Pharmaceuticals*                               44,081             2,776
   Bausch & Lomb                                       20,870             1,329
   Baxter International                               198,729             7,713
   Becton Dickinson                                    90,584             5,578
   Biogen Idec*                                        73,590             3,466
   Boston Scientific (B)*                             211,181             4,868
   Bristol-Myers Squibb                                30,152               742
   C.R. Bard                                           31,562             2,140
   Cardinal Health                                     62,888             4,686
   Caremark Rx*                                       518,864            25,518
   Celgene*                                           103,860             4,593
   Cerner*                                             26,150             1,241
   Chiron*                                             67,275             3,082
   Cigna                                               10,907             1,425
   Community Health Systems*                           16,362               591
   Covance*                                             8,556               503
   Coventry Health Care*                               30,789             1,662
   Cytyc*                                               4,800               135
   Dade Behring Holdings                               57,022             2,036
   DaVita*                                             11,151               671
   Dentsply International                              10,400               605
   Digene (B)*                                         10,678               417
   Edwards Lifesciences*                               14,008               609
   Eli Lilly                                          589,060            32,575
   Emdeon*                                             55,500               599
   Endo Pharmaceuticals Holdings*                      38,377             1,259
   Express Scripts*                                    57,440             5,049
   Fisher Scientific International (B)*               154,330            10,502
   Forest Laboratories*                                51,729             2,309
   Genentech (B)*                                   1,068,238            90,277
   Genzyme*                                            24,993             1,680
   Gilead Sciences*                                    47,384             2,948
   Guidant                                              6,235               487
   HCA                                                125,332             5,739
   Health Management Associates, Cl A                   6,765               146
   Health Net*                                        111,436             5,663
   Henry Schein*                                       17,966               860
   Hillenbrand Industries                               4,166               229
   Hospira*                                            68,215             2,692
   Humana*                                              6,672               351
   Idexx Laboratories*                                 21,894             1,891
   ImClone Systems*                                    23,100               786
   Invitrogen*                                          2,436               171
   Johnson & Johnson                                  859,714            50,912
   Kindred Healthcare (B)*                             19,200               483
   Kinetic Concepts*                                   23,300               959


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Laboratory of America Holdings (B)*                 46,404   $         2,714
   LifePoint Hospitals*                                 8,819               274
   Lincare Holdings*                                   37,690             1,468
   Manor Care                                           7,353               326
   Matria Healthcare*                                   2,000                76
   McKesson                                            91,712             4,781
   Medco Health Solutions*                            210,841            12,064
   Medimmune*                                         201,067             7,355
   Medtronic                                          969,154            49,185
   Merck                                              287,821            10,140
   Millennium Pharmaceuticals*                         83,300               842
   Millipore*                                          37,077             2,709
   Mylan Laboratories                                  40,196               941
   Neurocrine Biosciences (B)*                         10,700               691
   Neurometrix*                                         2,000                78
   Omnicare                                            29,499             1,622
   PDL BioPharma*                                      44,116             1,447
   Pfizer                                             259,700             6,472
   Pharmaceutical Product Development                  51,604             1,786
   PolyMedica                                           5,000               212
   Quest Diagnostics                                   33,605             1,724
   Resmed*                                             53,690             2,361
   Respironics*                                        60,770             2,365
   Schering-Plough                                    134,591             2,556
   Sepracor*                                            1,663                81
   Sierra Health Services*                                408                17
   St. Jude Medical*                                   79,386             3,255
   Stryker (B)                                        650,767            28,855
   Techne*                                             30,269             1,820
   Thermo Electron*                                    12,700               471
   Trizetto Group (B)*                                 17,700               311
   UnitedHealth Group                                 953,720            53,275
   Universal Health Services, Cl B                     27,048             1,374
   Varian Medical Systems*                              6,009               337
   VCA Antech*                                         80,328             2,288
   Ventana Medical Systems*                             3,900               163
   Waters (B)*                                         94,049             4,058
   WellPoint*                                          60,633             4,695
   Wyeth                                              413,528            20,064
   Zimmer Holdings (B)*                               617,470            41,741
                                                                ----------------
                                                                        692,423
                                                                ----------------
INDUSTRIALS -- 8.9%
   3M                                                 373,022            28,234
   Alliant Techsystems (B)*                            11,505               888
   American Power Conversion                           25,600               592
   American Standard                                      483                21
   Ametek                                               1,957                88
   AMR*                                                65,847             1,781
   Aramark, Cl B                                       23,204               685
   Boeing                                              62,916             4,903
   Brink's                                              5,200               264
   Caterpillar                                         38,672             2,777
   Cendant                                             97,042             1,684

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   CH Robinson Worldwide                               52,766   $         2,590
   ChoicePoint*                                        19,700               882
   CNF                                                 26,709             1,334
   Corporate Executive Board                           42,575             4,296
   Cummins                                             18,300             1,923
   Deere                                               25,477             2,014
   Dover                                               30,500             1,481
   Eaton                                               37,046             2,703
   Emerson Electric                                    56,254             4,704
   Equifax                                             72,952             2,717
   Expeditors International
      Washington (B)                                  584,500            50,495
   Fastenal (B)                                        90,936             4,305
   FedEx                                               18,020             2,035
   General Electric                                 2,065,844            71,850
   Goodrich                                            12,661               552
   Harsco                                               5,692               470
   Herman Miller                                       48,693             1,578
   HNI                                                 39,995             2,360
   Illinois Tool Works                                 98,254             9,463
   Ingersoll-Rand, Cl A                                82,179             3,434
   ITT Industries                                      44,556             2,505
   Jacobs Engineering Group*                           21,370             1,854
   JB Hunt Transport Services (B)                      30,000               646
   JetBlue Airways*                                   115,600             1,239
   Joy Global                                           4,108               245
   L-3 Communications Holdings                          1,700               146
   Landstar System                                      3,200               141
   Lockheed Martin                                     97,015             7,289
   Manpower                                             7,700               440
   Monster Worldwide*                                   9,800               489
   MSC Industrial Direct, Cl A                          9,200               497
   Navistar International (B)*                         21,864               603
   NCI Building Systems*                                1,100                66
   Northrop Grumman (B)                                38,248             2,612
   Oshkosh Truck                                          888                55
   Paccar (B)                                          64,567             4,551
   Pitney Bowes                                        26,949             1,157
   Precision Castparts                                 20,424             1,213
   Raytheon                                             3,200               147
   Robert Half International                           67,100             2,591
   Rockwell Automation                                 48,182             3,465
   Rockwell Collins                                    18,947             1,068
   Roper Industries                                    19,150               931
   Ryder System                                        13,114               587
   Southwest Airlines                                  67,800             1,220
   Spherion*                                            6,200                64
   Stericycle*                                         35,095             2,373
   Thomas & Betts*                                     10,272               528
   United Parcel Service, Cl B                        808,129            64,149
   United Technologies                                264,300            15,321
   WW Grainger                                          4,800               362
                                                                ----------------
                                                                        331,657
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         39

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 27.9%
   Activision*                                         12,414   $           171
   Adobe Systems*                                      61,126             2,134
   Adtran                                               7,145               187
   Advanced Micro Devices (B)*                         81,599             2,706
   Agere Systems*                                         596                 9
   Agilent Technologies*                               89,105             3,346
   Akamai Technologies*                                38,604             1,270
   Alliance Data Systems (B)*                          53,166             2,487
   Altera (B)*                                        111,900             2,310
   Amphenol, Cl A                                      17,361               906
   Analog Devices                                      51,500             1,972
   Apple Computer*                                     69,739             4,374
   Applied Materials*                                 470,705             8,242
   Autodesk                                            36,793             1,417
   Automatic Data Processing                           48,950             2,236
   Avaya*                                              28,300               320
   Avnet*                                              36,995               939
   BMC Software (B)*                                   87,732             1,900
   Broadcom, Cl A*                                     64,170             2,770
   CA                                                   2,419                66
   Cadence Design Systems (B)*                         64,955             1,201
   CDW (B)                                             22,072             1,299
   Ceridian*                                           57,408             1,461
   Checkfree (B)*                                      14,672               741
   Cisco Systems*                                   2,359,586            51,132
   Citrix Systems*                                     30,467             1,155
   Cognizant Technology Solutions,
      Cl A*                                               801                48
   Compuware*                                           1,861                15
   Comverse Technology*                                 1,047                25
   Corning*                                            92,225             2,482
   Dell*                                              891,426            26,529
   Digital Insight*                                    34,739             1,264
   DST Systems*                                        32,000             1,854
   eBay (B)*                                        1,488,500            58,141
   Electronic Arts*                                   260,569            14,258
   Electronic Data Systems                             14,100               378
   EMC*                                             1,386,402            18,897
   Emulex*                                              5,300                91
   Exar*                                                5,300                76
   Fair Isaac                                          51,170             2,027
   Fidelity National Information Services              35,400             1,435
   First Data                                       1,593,814            74,622
   Fiserv*                                            128,174             5,454
   Freescale Semiconductor, Cl B*                      88,822             2,467
   Global Payments                                     55,940             2,965
   Google, Cl A*                                      166,711            65,017
   Harris                                              43,827             2,073
   Hewlett-Packard                                    537,500            17,684
   Intel                                            1,369,317            26,496
   International Business Machines                    241,239            19,895

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Intersil, Cl A                                      58,182   $         1,683
   Intuit (B)*                                        731,150            38,890
   Iron Mountain*                                      88,708             3,614
   Jabil Circuit*                                      63,827             2,736
   Kla-Tencor                                           8,121               393
   Lam Research*                                       18,890               812
   Lexmark International, Cl A (B)*                    14,207               645
   Linear Technology (B)                              396,115            13,896
   Maxim Integrated Products (B)                      447,900            16,639
   McAfee*                                             13,997               340
   MEMC Electronic Materials*                          62,259             2,299
   Micrel (B)*                                         37,483               555
   Microchip Technology                                 9,100               330
   Micron Technology*                                  97,300             1,432
   Microsoft                                        4,893,858           133,162
   MicroStrategy, Cl A*                                 6,720               708
   Molex                                               19,500               647
   Motorola                                           497,451            11,397
   National Instruments                                 2,385                78
   National Semiconductor                             254,396             7,082
   NAVTEQ*                                            480,000            24,312
   Novellus Systems (B)*                               28,000               672
   Nvidia*                                             15,059               862
   Oracle*                                            501,765             6,869
   Paychex                                          1,472,397            61,340
   QLogic*                                            134,980             2,612
   Qualcomm                                         2,509,188           126,990
   RealNetworks*                                        8,300                68
   Red Hat*                                            74,703             2,090
   Research In Motion*                                225,760            19,162
   Reynolds & Reynolds, Cl A                            5,292               150
   Salesforce.com*                                     19,076               693
   SanDisk (B)*                                       692,824            39,851
   Seagate Technology (B)                           1,050,000            27,646
   Symantec*                                            8,600               145
   Synaptics (B)*                                      29,729               654
   Synopsys*                                           96,536             2,158
   Tech Data (B)*                                      64,954             2,397
   Tektronix                                            4,900               175
   Teradyne*                                           41,610               645
   Texas Instruments                                  402,715            13,076
   Trimble Navigation*                                  4,070               183
   United Online (B)                                   17,000               219
   Vignette*                                            4,100                60
   Websense (B)*                                       29,800               822
   Western Digital*                                   148,456             2,884
   Xerox (B)*                                         121,849             1,852
   Xilinx                                             138,200             3,519
   Yahoo! (B)*                                        507,584            16,375
   Zoran (B)*                                           3,100                68
                                                                ----------------
                                                                      1,036,831
                                                                ----------------


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 1.6%
   Allegheny Technologies                               5,800   $           355
   Ball (B)                                            46,007             2,016
   CF Industries Holdings*                              8,000               136
   Cleveland-Cliffs (B)                                 2,100               183
   Dow Chemical                                        99,553             4,042
   Eagle Materials (B)                                 19,870             1,267
   Florida Rock Industries                             20,581             1,157
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                         58,234             3,481
   Martin Marietta Materials                           41,173             4,407
   Monsanto                                            11,157               946
   Mosaic (B)*                                          8,000               115
   Phelps Dodge                                        48,000             3,865
   Praxair                                            661,583            36,486
   Quanex                                                 632                42
   Reliance Steel & Aluminum                            1,500               141
   Scotts Miracle-Gro, Cl A                             5,140               235
   Sealed Air*                                          6,350               367
   Vulcan Materials                                     8,824               765
                                                                ----------------
                                                                         60,006
                                                                ----------------
TELECOMMUNICATION SERVICES -- 1.6%
   Alltel                                               5,112               331
   American Tower, Cl A (B)*                          303,728             9,209
   Crown Castle International (B)*                    472,942            13,408
   Nextel Partners, Cl A*                              56,515             1,600
   NII Holdings*                                       28,770             1,697
   Sprint Nextel                                    1,350,000            34,884
                                                                ----------------
                                                                         61,129
                                                                ----------------
UTILITIES -- 0.3%
   AES*                                                16,060               274
   Aqua America                                        11,087               308
   Equitable Resources                                 73,917             2,699
   Questar                                             18,565             1,300
   Southern Union*                                      5,400               134
   TXU                                                117,728             5,270
                                                                ----------------
                                                                          9,985
                                                                ----------------
Total Common Stock
   (Cost $3,118,709) ($ Thousands)                                    3,637,914
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) -- 7.3%
FINANCIALS -- 7.3%
   Allstate Life Global Funding II
      MTN (E) (F)
           4.769%, 04/13/07                   $         3,495   $         3,495
   American General Finance (E) (F)
           4.779%, 04/13/07                            11,015            11,014
   American General Finance MTN, Ser F
           3.945%, 07/14/06                               759               775
   Bear Stearns, EXL (E)
           4.759%, 04/15/07                            13,522            13,522
   CIT Group MTN (E)
           4.750%, 05/12/06                            18,992            18,992
           4.617%, 04/19/06                             1,899             1,901
   Caterpillar Financial Services MTN,
      Ser F (E)
           4.680%, 07/10/06                             3,798             3,798
   Countrywide Financial MTN, Ser A (E)
           4.960%, 09/13/06                            14,054            14,054
   Countrywide Financial MTN, Ser A
      (E) (F)
           4.770%, 11/03/06                             7,977             7,976
   Dekabank (E) (F)
           4.614%, 02/16/07                            14,054            14,051
   Irish Life & Permanent MTN, Ser X
      (E) (F)
           4.808%, 04/21/07                            10,104            10,102
   Islandsbanki (E) (F)
           4.844%, 03/22/07                             6,457             6,457
           4.720%, 03/07/07                            11,395            11,395
   Jackson National Life Funding
           4.630%, 02/01/07                            16,713            16,713
   Kaupthing Bank MTN (E) (F)
           4.836%, 03/20/07                            18,992            18,992
   Landsbanki Islands (E) (F)
           4.829%, 03/16/07                            14,434            14,434
   Liberty Lighthouse US Capital MTN
      (E) (F)
           4.725%, 05/10/06                             7,597             7,592
   Morgan Stanley EXL (E)
           4.721%, 05/04/07                             2,659             2,659
   Morgan Stanley EXL, Ser S (E)
           4.634%, 05/03/07                             3,798             3,798
   Natexis Banques (E) (F)
           4.743%, 04/13/07                             7,407             7,405
   Nationwide Building Society (E) (F)
           4.991%, 04/28/07                             4,178             4,179
           4.700%, 04/05/07                             7,597             7,597
   Nordbank (E) (F)
           4.811%, 04/23/07                            12,915            12,912
   Northern Rock (E) (F)
           4.650%, 05/03/07                             7,825             7,825


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         41

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP GROWTH FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Pacific Life Global Funding (E) (F)
           4.740%, 04/13/07                   $         5,698   $         5,698
   Premium Asset Trust, Ser 2004-06
      (E) (F)
           4.857%, 06/30/06                             7,217             7,222
   Premium Asset Trust, Ser 2004-10
      (E) (F)
           4.759%, 03/15/07                            10,636            10,636
   SLM EXL, Ser S (E) (F)
           4.570%, 03/15/07                             8,356             8,356
   Sigma Finance MTN (F)
           4.680%, 11/09/06                             4,102             4,102
   Skandinav Enskilda Bank (E) (F)
           4.772%, 03/19/07                             8,357             8,356
   Witherspoon CDO Funding (E) (F)
           4.786%, 09/15/06                             5,318             5,318
                                                                ----------------
Total Corporate Obligations
   (Cost $271,326) ($ Thousands)                                        271,326
                                                                ----------------

CASH EQUIVALENTS -- 2.2%
   First Union Cash Management
      Program, 4.623% **                            5,001,892             5,002
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%** ++                            78,156,048            78,156
                                                                ----------------
Total Cash Equivalents
   (Cost $83,158) ($ Thousands)                                          83,158
                                                                ----------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 1.3%
MORTGAGE RELATED SECURITIES -- 1.3%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
           4.740%, 11/10/06                             3,798             3,798
   Commodore, Ser 2003-2A, Cl A1MM
           4.970%, 12/12/38                             3,495             3,495
   Duke Funding, Ser 2004-6B, Cl A1S1
           4.620%, 04/08/39                             5,698             5,698
   Harwood Street Funding II, Ser 2005-1A,
      Cl NOTE
           4.868%, 05/25/06                             7,597             7,597
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
           4.920%, 11/18/38                             5,827             5,827
   Park Place Securities Trust,
      Ser 2004-MM1, Cl AM4
           4.858%, 02/25/35                             5,426             5,426
   RMAC, Ser 2004-NS3A, Cl A1
           4.720%, 03/12/25                             1,360             1,360
   Saturn Ventures II
           4.730%, 08/07/06                             7,089             7,089

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
           4.851%, 12/28/18                   $         4,905   $         4,905
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMMD
           4.930%, 06/15/06                             1,899             1,899
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMME
           4.930%, 09/15/06                             1,140             1,140
                                                                ----------------
Total Asset-Backed Securities
   (Cost $48,234) ($ Thousands)                                          48,234
                                                                ----------------

MASTER NOTES (C) -- 0.8%
   Bank of America
           4.945%, 04/03/06                            18,992            18,992
   Bear Stearns
           4.995%, 04/03/06                             9,116             9,116
                                                                ----------------
Total Master Notes
   (Cost $28,108) ($ Thousands)                                          28,108
                                                                ----------------

CERTIFICATE OF DEPOSIT (C) (E) -- 0.1%
   US Trust of New York
           4.760%, 03/13/07                             3,039             3,039
                                                                ----------------
Total Certificate of Deposit
   (Cost $3,039) ($ Thousands)                                            3,039
                                                                ----------------

COMMERCIAL PAPER (C) (D) -- 0.7%
FINANCIALS -- 0.7%
   CPI Funding
           4.901%, 04/03/06                             1,548             1,547
   Eiffel Funding LLC
           4.867%, 04/27/06                             1,140             1,135
           4.767%, 04/28/06                             7,597             7,539
   Elysian Funding LLC
           4.706%, 04/10/06                             3,798             3,771
   Harbour Funding
           4.763%, 04/06/06                             5,648             5,636
   Harwood Funding
           4.881%, 04/03/06                             1,823             1,822
   Thornburg Mortgage Capital Resources
           4.781%, 04/19/06                             3,798             3,783
   Transamerica Securities
           4.841%, 04/03/06                               893               893
                                                                ----------------
Total Commercial Paper
   (Cost $26,126) ($ Thousands)                                          26,126
                                                                ----------------


--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

TIME DEPOSIT (C) -- 0.2%
   Societe Generale
           4.900%, 04/03/06                   $         7,597   $         7,597
                                                                ----------------
Total Time Deposit
   (Cost $7,597) ($ Thousands)                                            7,597
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
      4.340%, 05/25/06                                  4,170             4,143
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $4,140) ($ Thousands)                                            4,143
                                                                ----------------

REPURCHASE AGREEMENTS (C) -- 2.4%
   Barclays
      4.790%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $43,923,185
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $3,518,858-
      $9,029,610, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $44,783,838)                        43,906            43,906
   Lehman Brothers
      4.750%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $44,231,321
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,630-
      $4,782, 4.500%-10.700%,
      10/17/08-11/23/35; with total
      market value $45,098,035)                        44,214            44,214
                                                                ----------------
Total Repurchase Agreements
   (Cost $88,120) ($ Thousands)                                          88,120
                                                                ----------------
Total Investments -- 112.9%
   (Cost $3,678,557) ($ Thousands)                                    4,197,765
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (12.9)%
Payable Upon Return on Securities Loaned                               (472,550)
Payable for Investment Securities Purchased                             (11,699)
Payable for Fund Shares Redeemed                                         (4,903)
Administration Fees Payable                                              (1,101)
Investment Advisory Fees Payable                                         (1,080)
Shareholder Servicing Fees Payable                                         (539)
Administration Servicing Fees Payable                                        (5)
Other Assets and Liabilities, Net                                        12,905
                                                                ----------------
Total Other Assets and Liabilities                                     (478,972)
                                                                ----------------
Net Assets -- 100.0%                                            $     3,718,793
                                                                ================

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $     4,555,656
Undistributed net investment income                                         446
Accumulated net realized loss on investments
   and futures contracts                                             (1,357,550)
Net unrealized appreciation on investments                              519,208
Net unrealized appreciation on futures contracts                          1,033
                                                                ----------------
Net Assets                                                      $     3,718,793
                                                                ================
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,690,430,284 / 180,155,400 shares)                                 $20.48
                                                                         =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class
   ($28,362,996 / 1,398,089 shares)                                      $20.29
                                                                         =======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------

                                                                    UNREALIZED
        TYPE OF                 NUMBER OF       EXPIRATION         APPRECIATION
       CONTRACT                 CONTRACTS          DATE            ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index            216           June 2006            $1,033

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of March 31, 2006.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust

++    Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $458,743 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $472,550 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         43

STATEMENT OF NET ASSETS (Unaudited)

TAX-MANAGED SMALL CAP FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.1%  Financials
17.0%  Short-Term Investments
15.9%  Information Technology
10.5%  Consumer Discretionary
9.0%   Industrials
7.1%   Health Care
3.8%   Energy
3.1%   Materials
2.5%   Utilities
1.3%   Consumer Staples
0.6%   Telecommunication Services
0.1%   U.S. Treasury Obligation
0.0%   Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.2%
CONSUMER DISCRETIONARY -- 15.2%
   1-800-FLOWERS.COM, Cl A*                             8,200   $            58
   99 Cents Only Stores*                                2,500                34
   Aaron Rents                                          1,100                30
   Abercrombie & Fitch, Cl A                              600                35
   Advance Auto Parts*                                    750                31
   Advo                                                   800                26
   Aeropostale*                                         1,000                30
   America's Car-Mart (B)*                              1,400                30
   American Eagle Outfitters                            1,900                57
   American Greetings, Cl A (B)                        19,200               415
   AnnTaylor Stores (B)*                               17,150               631
   Applebee's International                               800                20
   Arctic Cat                                           3,100                75
   ArvinMeritor (B)                                    40,300               601
   Autonation*                                         13,100               282
   Autoliv (B)                                         17,900             1,013
   Bally Technologies (B)*                             23,000               391
   Bandag                                               5,600               234
   Barnes & Noble (B)                                  23,000             1,064
   Beazer Homes USA (B)                                 6,200               407
   Belo, Cl A                                          15,000               298
   Big 5 Sporting Goods                                 1,100                22
   Big Lots*                                            2,100                29
   Blue Nile (B)*                                         600                21
   Bob Evans Farms                                        800                24
   Borders Group                                       16,200               409
   BorgWarner (B)                                      16,600               997
   Bright Horizons Family Solutions (B)*               12,300               476
   Brunswick (B)                                       20,000               777
   Build-A-Bear Workshop (B)*                           9,800               300
   Cabela's, Cl A (B)*                                  2,400                49
   California Pizza Kitchen*                              800                26
   Carmax*                                              1,100                36
   Carter's (B)*                                       23,070             1,557
   Catalina Marketing                                   1,300                30

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Cato, Cl A                                          30,950   $           738
   CBRL Group                                          12,700               558
   CEC Entertainment*                                     900                30
   Charming Shoppes*                                    1,700                25
   Cheesecake Factory (B)*                             13,750               515
   Cherokee                                               900                36
   Circuit City Stores                                  9,900               242
   Citadel Broadcasting (B)                             1,600                18
   CKX (B)*                                            21,900               286
   Claire's Stores (B)                                  2,600                94
   Coach (B)*                                          28,300               979
   Coldwater Creek*                                     1,350                38
   Columbia Sportswear (B)*                             1,100                59
   Corinthian Colleges (B)*                            26,000               374
   CROCS (B)*                                          20,400               513
   CSK Auto*                                            1,600                22
   Dana (B)                                            61,100                93
   Dick's Sporting Goods (B)*                             800                32
   Domino's Pizza (B)                                  30,670               876
   DreamWorks Animation SKG, Cl A*                        900                24
   DSW, Cl A (B)*                                         500                16
   Education Management*                                1,100                46
   Ethan Allen Interiors (B)                              700                29
   Expedia*                                                 1                --
   Family Dollar Stores                                 1,100                29
   Finish Line, Cl A                                   12,600               207
   Fisher Communications*                                 600                27
   Foot Locker                                            900                21
   Four Seasons Hotels                                  6,500               330
   Fred's                                               1,700                23
   GameStop, Cl A (B)*                                  1,103                52
   Gaylord Entertainment*                              12,200               554
   Gentex                                               1,500                26
   Getty Images (B)*                                      500                37
   Golf Galaxy (B)*                                    16,400               358
   Goodyear Tire & Rubber (B)*                         39,800               576
   GTECH Holdings (B)                                   3,700               126
   Guitar Center*                                         500                24
   Gymboree*                                           18,200               474
   Handleman (B)                                       15,500               149
   Harman International Industries                      7,200               800
   Haverty Furniture                                    2,000                29
   Hibbett Sporting Goods (B)*                         18,000               594
   Hollinger International, Cl A                        2,700                23
   HOT Topic*                                           1,600                23
   Insight Enterprises*                                 1,400                31
   Interactive Data                                       900                21
   ITT Educational Services*                              700                45
   Jakks Pacific (B)*                                  16,800               449
   Jarden (B)*                                         27,900               917
   Jo-Ann Stores (B)*                                  20,900               281
   John Wiley & Sons, Cl A                                500                19
   Jones Apparel Group (B)                             35,622             1,260
   Kellwood                                             1,000                31


--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Kerzner International (B)*                           7,500   $           584
   Lamar Advertising, Cl A (B)*                         1,400                74
   Landry's Restaurants (B)                            18,800               664
   Leapfrog Enterprises (B)*                           14,600               155
   Levitt, Cl A                                         1,000                22
   Lodgenet Entertainment*                                800                12
   Lodgian*                                             1,100                15
   Lone Star Steakhouse & Saloon                       13,900               395
   Matthews International, Cl A                         1,000                38
   Maytag (B)                                           1,200                26
   McClatchy, Cl A (B)                                    500                24
   Media General, Cl A                                    600                28
   Meredith                                             1,700                95
   Meritage Homes*                                      7,500               412
   Mestek*                                              2,100                26
   Modine Manufacturing                                 1,000                29
   Mohawk Industries*                                   2,800               226
   Morningstar*                                         2,500               112
   Nautilus (B)                                        24,600               368
   NetFlix (B)*                                         1,100                32
   Nutri/System (B)*                                   10,785               513
   NVR (B)*                                             1,600             1,182
   O'Reilly Automotive*                                 1,600                58
   OfficeMax                                           17,900               540
   Orient-Express Hotels, Cl A                          8,400               330
   Outback Steakhouse                                   4,100               180
   Panera Bread, Cl A (B)*                              5,000               376
   Pantry (B)*                                         11,265               703
   PEP Boys - Manny Moe & Jack (B)                      3,500                53
   Petco Animal Supplies*                               2,200                52
   PF Chang's China Bistro (B)*                           800                39
   Phillips-Van Heusen                                 12,500               478
   Pier 1 Imports (B)                                  35,100               408
   Pinnacle Entertainment*                              1,700                48
   Pixar*                                              15,700             1,007
   Polaris Industries                                     300                16
   Polo Ralph Lauren                                   14,000               849
   ProQuest*                                           14,000               299
   Quiksilver (B)*                                    103,100             1,429
   RadioShack (B)                                      21,700               417
   Rare Hospitality International*                      1,000                35
   RC2*                                                 1,000                40
   Regal Entertainment Group, Cl A (B)                  1,300                24
   Regis (B)                                           12,300               424
   Rent-A-Center*                                       3,700                95
   Ross Stores                                            900                26
   Royal Caribbean Cruises (B)                          7,400               311
   Ruby Tuesday                                           800                26
   Ryland Group (B)                                     8,400               583
   Saga Communications, Cl A*                           2,900                28
   Saks (B)*                                           13,100               253
   Sauer-Danfoss                                          900                21
   Scholastic (B)*                                     12,100               324

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Scientific Games, Cl A*                                700   $            25
   SCP Pool                                               500                23
   Select Comfort (B)*                                    900                36
   Service International                                3,400                27
   ServiceMaster                                        2,000                26
   Sharper Image (B)*                                   2,300                29
   Skyline                                                600                25
   Snap-On                                              9,400               358
   Sonic (B)*                                          13,600               478
   Sonic Automotive                                    13,900               386
   Sotheby's Holdings, Cl A*                            1,300                38
   Sports Authority*                                    1,100                41
   Stage Stores                                         2,600                77
   Stamps.com*                                         12,880               454
   Stanley Works                                        5,600               284
   Station Casinos (B)                                  2,400               190
   Steinway Musical Instruments*                          400                13
   Strayer Education                                      200                20
   Stride Rite                                         38,900               563
   Superior Industries International (B)                1,100                21
   Technical Olympic USA (B)                           18,750               382
   Tempur-Pedic International (B)*                      2,300                33
   Tenneco*                                             8,800               191
   Thor Industries                                        600                32
   Tiffany                                              1,300                49
   Tim Hortons (B)*                                    12,100               321
   Tractor Supply*                                      2,600               172
   Triarc, Cl A (B)                                    15,400               281
   Triarc, Cl B                                         1,200                21
   Triple Crown Media*                                  4,400                26
   Under Armour, Cl A (B)*                             11,900               386
   Unifi*                                               6,900                23
   United Auto Group (B)                                  300                13
   Universal Technical Institute*                         900                27
   Urban Outfitters (B)*                               25,800               633
   Vail Resorts*                                        1,400                54
   Valassis Communications (B)*                        13,200               388
   VF                                                   5,000               284
   Visteon*                                            53,200               245
   Weight Watchers International*                      20,500             1,054
   Whirlpool (B)                                        8,500               777
   Williams-Sonoma (B)*                                12,100               513
   WPT Enterprises (B)*                                 3,800                28
   Wynn Resorts (B)*                                    8,000               615
   Yankee Candle                                        1,100                30
   Zale*                                                1,000                28
                                                                ----------------
                                                                         47,918
                                                                ----------------
CONSUMER STAPLES -- 1.8%
   American Italian Pasta, Cl A (B)                     6,300                39
   BJ's Wholesale Club (B)*                            24,200               763
   Boston Beer, Cl A*                                     800                21
   Casey's General Stores                                 900                21


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         45

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Central Garden & Pet*                                  900   $            48
   Church & Dwight (B)                                  4,600               170
   Dean Foods*                                          1,400                54
   Hain Celestial Group*                               22,900               600
   Lance                                                1,400                31
   Molson Coors Brewing, Cl B (B)                      13,400               919
   Nash Finch (B)                                      11,300               338
   NBTY*                                                1,200                27
   Nu Skin Enterprises, Cl A                            1,000                17
   Pathmark Stores (B)*                                20,600               215
   PepsiAmericas                                       30,100               736
   Pilgrim's Pride                                      8,000               173
   Ralcorp Holdings*                                    1,100                42
   Rite Aid (B)*                                        6,700                27
   Supervalu (B)                                       33,600             1,036
   Tyson Foods, Cl A                                    2,400                33
   United Natural Foods (B)*                            7,000               245
   Universal                                            6,300               232
   Vector Group (B)                                     1,050                20
   WD-40                                                  900                28
   Weis Markets                                           500                22
                                                                ----------------
                                                                          5,857
                                                                ----------------
ENERGY -- 5.5%
   Amerada Hess (B)                                     8,600             1,225
   Arch Coal                                              800                61
   Atwood Oceanics*                                       300                30
   Berry Petroleum, Cl A (B)                            9,310               637
   Bronco Drilling*                                     1,000                26
   CARBO Ceramics (B)                                   1,500                85
   CNX Gas (B)*                                         8,500               221
   Comstock Resources*                                  8,900               264
   Consol Energy                                          800                59
   Cooper Cameron (B)*                                 15,900               701
   Delta Petroleum (B)*                                 1,200                25
   Dril-Quip*                                           6,960               493
   ENSCO International                                  3,500               180
   EOG Resources                                          800                58
   EXCO Resources*                                     36,700               460
   FMC Technologies*                                    1,800                92
   Forest Oil (B)*                                      1,700                63
   Foundation Coal Holdings                             3,800               156
   General Maritime (B)                                   700                23
   Global Industries (B)*                              65,300               946
   Grant Prideco (B)*                                  15,200               651
   Grey Wolf (B)*                                       2,400                18
   Grupo TMM ADR, Cl A*                                28,500               140
   Gulf Island Fabrication                              1,900                45
   Gulfmark Offshore (B)*                               1,000                28
   Hanover Compressor (B)*                              1,700                32
   Harvest Natural Resources (B)*                       2,600                25
   Helix Energy Solutions Group (B)*                   17,800               675
   Hercules Offshore*                                     900                31

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Hornbeck Offshore Services*                         14,195   $           512
   Houston Exploration*                                10,200               538
   Hydril*                                                600                47
   Input/Output (B)*                                   27,000               262
   KFX (B)*                                             1,200                22
   Lone Star Technologies*                                500                28
   Mariner Energy*                                      1,374                28
   Massey Energy                                       15,547               561
   Maverick Tube (B)*                                  12,520               664
   Meridian Resource*                                   9,300                38
   National Oilwell Varco (B)*                          5,100               327
   Newpark Resources*                                   3,000                25
   NS Group*                                           15,100               695
   Occidental Petroleum                                 1,428               132
   Oceaneering International*                             500                29
   Oil States International*                              700                26
   Parker Drilling*                                     2,500                23
   Patterson-UTI Energy                                18,500               591
   Peabody Energy                                       2,400               121
   Petroleum Development*                                 800                36
   Plains Exploration & Production*                     1,600                62
   Pride International*                                   700                22
   Range Resources                                      2,200                60
   RPC                                                  2,250                51
   Southwestern Energy*                                 1,300                42
   Stone Energy*                                       12,100               534
   Superior Energy Services*                            1,100                30
   Swift Energy*                                       23,300               873
   Tesoro                                              19,100             1,305
   Tetra Technologies*                                    750                35
   Ultra Petroleum*                                     5,700               355
   Unit*                                                  400                22
   Universal Compression Holdings*                        500                25
   Veritas DGC*                                        12,900               586
   W-H Energy Services*                                   900                40
   Whiting Petroleum*                                  19,100               783
   World Fuel Services                                  8,735               353
                                                                ----------------
                                                                         17,333
                                                                ----------------
FINANCIALS -- 16.8%
   1st Source                                             400                12
   A.G. Edwards                                         2,700               135
   Accredited Home Lenders Holding (B)*                10,500               537
   Advance America Cash Advance Centers                 2,000                29
   Affiliated Managers Group (B)*                      30,230             3,223
   Agree Realty+                                        1,700                55
   Alexander's+*                                          100                29
   Alexandria Real Estate Equities+                       200                19
   Alfa                                                 1,200                21
   AllianceBernstein Holding LP                         2,500               166
   Allied Capital (B)                                     800                24
   AMB Property+                                        3,900               212


--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   AmCOMP*                                             35,900   $           344
   American Financial Group (B)                        22,200               924
   American Financial Realty Trust+                     2,000                23
   American Home Mortgage Investment+                     800                25
   American National Insurance                            500                56
   AmeriCredit (B)*                                    26,000               799
   AmerUs Group (B)                                    10,400               626
   Amvescap ADR (B)                                    19,500               368
   Annaly Mortgage Management+ (B)                      3,400                41
   Apartment Investment &
     Management, Cl A                                     300                14
   Arbor Realty Trust+                                    400                11
   Arden Realty+                                          500                23
   Arrow Financial                                        618                17
   Arthur J Gallagher                                   2,300                64
   Ashford Hospitality Trust+                           1,600                20
   Aspen Insurance Holdings                            18,400               454
   Astoria Financial (B)                               24,300               752
   Bancorpsouth (B)                                    23,200               557
   Bank Mutual                                          1,700                20
   Bank of Hawaii (B)                                   6,300               336
   Bear Stearns                                         7,000               971
   Bedford Property Investors+                          3,900               105
   BioMed Realty Trust+                                   800                24
   BKF Capital Group (B)                                1,900                25
   Brandywine Realty Trust+                               483                15
   BRE Properties, Cl A+                                  400                22
   Brookline Bancorp                                    1,200                19
   Calamos Asset Management, Cl A                      14,200               531
   Capital Lease Funding+                               2,500                28
   Capital One Financial                                1,210                97
   Capital Trust, Cl A+                                   500                16
   CapitalSource+ (B)                                  38,427               956
   Capitol Federal Financial (B)                          300                10
   CarrAmerica Realty+                                  3,300               147
   Cathay General Bancorp                                 500                19
   CB Richard Ellis Group, Cl A (B)*                    7,670               619
   Cbot Holdings, Cl A (B)*                             1,700               203
   Central Pacific Financial                            8,700               319
   Charter Financial                                      500                19
   Chemical Financial                                     900                29
   CIT Group                                            6,400               343
   Citizens Banking                                       900                24
   City National (B)                                   15,500             1,190
   Clifton Savings Bancorp                              9,700               104
   Colonial BancGroup                                  56,200             1,405
   Colonial Properties Trust+                             400                20
   Columbia Equity Trust+                               1,600                28
   Commerce Bancorp (B)                                   700                26
   Commerce Bancshares (B)                             13,792               713
   Commercial Net Lease Realty+                         1,200                28
   Community Banks                                        700                20
   Compass Bancshares                                   9,400               476

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   CompuCredit (B)*                                     3,000   $           110
   Corporate Office Properties Trust+                     700                32
   Cousins Properties+                                  4,100               137
   Crescent Real Estate Equities+                       1,000                21
   Cullen/Frost Bankers                                 6,400               344
   Delphi Financial Group, Cl A                           400                21
   DiamondRock Hospitality+                             1,600                22
   Doral Financial                                      2,500                29
   Downey Financial (B)                                   500                34
   Duke Realty+                                           600                23
   E*Trade Financial*                                 101,715             2,744
   East West Bancorp                                   11,100               428
   EastGroup Properties+                                  400                19
   Eaton Vance                                         13,700               375
   Education Realty Trust+                              1,800                28
   Endurance Specialty Holdings                        11,200               365
   Entertainment Properties Trust+                        600                25
   Equity Lifestyle Properties+                           400                20
   Equity One+                                          1,400                34
   EuroBancshares*                                      2,200                26
   Extra Space Storage+ (B)                             1,900                33
   Federal Agricultural Mortgage, Cl C (B)             17,000               500
   Federal Realty Investment Trust+                       300                23
   Financial Institutions                               2,200                42
   First American (B)                                  18,100               709
   First Busey                                            900                19
   First Commonwealth Financial                         1,400                21
   First Financial Bancorp                                600                10
   First Financial Bankshares                             700                27
   First Industrial Realty Trust+ (B)                     900                38
   First Marblehead (B)                                 1,300                56
   First Midwest Bancorp                                7,300               267
   First Niagara Financial Group                       21,500               315
   First Potomac Realty Trust+                            800                23
   FNB                                                    400                14
   Friedman Billings Ramsey Group, Cl A+ (B)           16,500               155
   Fulton Financial (B)                                 9,000               155
   Getty Realty+                                        2,300                67
   Glacier Bancorp                                        300                 9
   Glenborough Realty Trust+                            1,500                33
   Glimcher Realty Trust+ (B)                           1,100                31
   Global Signal+                                         200                10
   Gold Banc                                            6,000               110
   Government Properties Trust+ (B)                     2,900                28
   Gramercy Capital+                                    1,000                25
   Hancock Holding                                        500                23
   Hanover Insurance Group (B)                         29,500             1,546
   Harleysville Group                                     400                12
   Health Care Property Investors+                      2,600                74
   Heritage Property Investment Trust                   1,000                40
   Hersha Hospitality Trust+                            2,800                27


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         47

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Highland Hospitality+                                1,800   $            23
   Highwoods Properties+                                  600                20
   HomeBanc+                                            3,200                28
   Hospitality Properties Trust+                          400                17
   Host Marriott+ (B)                                  23,000               492
   Hudson City Bancorp (B)                              5,600                74
   Huntington Bancshares (B)                           33,000               796
   IndyMac Bancorp                                      2,600               106
   Inland Real Estate+                                  2,200                36
   Innkeepers USA Trust+                                1,500                25
   International Bancshares                             4,100               118
   Investors Financial Services (B)                     4,300               202
   Irwin Financial (B)                                  3,600                70
   Janus Capital Group                                  1,300                30
   Jefferies Group                                      7,600               445
   JER Investors Trust+                                 6,400               106
   Kansas City Life Insurance                             500                26
   Kilroy Realty+                                         400                31
   Knight Capital Group, Cl A*                          2,300                32
   Lakeland Bancorp                                     1,155                18
   LandAmerica Financial Group (B)                     13,800               936
   LaSalle Hotel Properties+                              700                29
   Lazard, Cl A (B)                                     7,400               327
   Leucadia National                                      500                30
   Luminent Mortgage Capital+ (B)                       3,800                31
   Macerich+                                              200                15
   MAF Bancorp                                            600                26
   Maguire Properties+                                    600                22
   Max Re Capital                                       2,000                48
   Mercantile Bankshares                                7,200               277
   MFA Mortgage Investments+                            4,000                25
   MGIC Investment (B)                                  5,700               380
   Mid-America Apartment Communities+                   1,300                71
   Mid-State Bancshares                                   900                26
   Nara Bancorp                                           900                16
   Nasdaq Stock Market (B)*                            17,405               697
   National Financial Partners                         10,400               588
   National Health Investors+                             900                23
   National Health Realty+                              3,500                70
   National Penn Bancshares                             1,200                26
   Nationwide Financial Services, Cl A                 19,500               839
   Nationwide Health Properties+                        1,200                26
   NBC Capital                                            700                16
   New Plan Excel Realty Trust+                           400                10
   Newcastle Investment+                                1,000                24
   NorthStar Realty Finance+                           10,300               113
   Northwest Bancorp                                    1,100                27
   Nuveen Investments, Cl A (B)                        19,100               920
   OceanFirst Financial                                   800                20
   Old National Bancorp (B)                            15,500               335
   Old Republic International                          31,875               695
   One Liberty Properties+                              1,500                30
   optionsXpress Holdings (B)                           1,200                35

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Park National                                          200   $            21
   PartnerRe (B)                                        5,400               335
   Piper Jaffray*                                       7,300               401
   Placer Sierra Bancshares                             2,400                68
   Platinum Underwriters Holdings                      11,200               326
   Popular (B)                                         26,900               558
   Post Properties+                                       600                27
   ProAssurance (B)*                                   19,785             1,029
   PS Business Parks+                                   1,400                78
   Radian Group                                        17,400             1,048
   RAIT Investment Trust+                                 500                14
   Ramco-Gershenson Properties+                         1,000                30
   Rayonier+                                           12,600               574
   Reckson Associates Realty+                           9,500               435
   S&T Bancorp                                            800                29
   Saul Centers+                                          900                39
   Seacoast Banking of Florida                            900                26
   Shurgard Storage Centers, Cl A+                      1,200                80
   South Financial Group                                  400                10
   Sovereign Bancorp                                    6,200               136
   Sovran Self Storage+                                   500                28
   Spirit Finance+                                      2,200                27
   Stancorp Financial Group                             8,800               476
   Sterling Financial, Washington Shares               17,700               513
   Stewart Information Services                        10,500               494
   Strategic Hotels & Resorts+                         24,100               561
   Sun Communities+                                     1,200                42
   Sunstone Hotel Investors+                            5,300               154
   SVB Financial Group (B)*                            21,900             1,162
   Tanger Factory Outlet Centers+                         900                31
   TCF Financial                                       35,300               909
   TD Banknorth (B)                                     5,495               161
   Texas Regional Bancshares, Cl A                        330                10
   Toronto-Dominion Bank (B)                            1,294                72
   Town & Country Trust+ (B)                            1,000                41
   Triad Guaranty*                                        600                28
   Trizec Properties+                                     400                10
   Trustco Bank                                         3,800                46
   Trustmark                                           10,100               320
   Trustreet Properties+                               17,400               264
   U-Store-It Trust+                                    6,100               123
   UCBH Holdings                                        1,000                19
   Umpqua Holdings                                      9,700               276
   UnionBanCal                                         14,300             1,003
   United Bankshares                                   13,100               501
   United Community Banks                                 700                20
   United Dominion Realty Trust+                          700                20
   Universal Health Realty Income Trust+                  300                11
   UnumProvident (B)                                   56,900             1,165
   Urstadt Biddle Properties, Cl A+                     1,500                27
   Valley National Bancorp                              4,400               113
   Ventas+                                              1,400                46
   Virginia Financial Group                               500                20


--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Waddell & Reed Financial, Cl A                       1,000   $            23
   Washington Federal                                   1,800                44
   Washington Mutual                                    2,762               118
   Washington Real Estate Investment Trust+             1,600                58
   Webster Financial (B)                                3,200               155
   Weingarten Realty Investors+                           500                20
   Westamerica Bancorporation                           4,900               254
   Westfield Financial                                    800                20
   Whitney Holding                                      1,200                43
   Wilmington Trust                                     1,900                82
   Wilshire Bancorp                                       700                13
   Wintrust Financial                                   9,200               535
   WR Berkley                                             500                29
   Zenith National Insurance                            4,300               207
   Zions Bancorporation                                 3,550               294
                                                                ----------------
                                                                         53,066
                                                                ----------------
HEALTH CARE -- 10.4%
   Abaxis*                                              1,600                36
   Abgenix*                                             4,600               103
   Accelrys*                                           33,100               241
   Adolor*                                              1,700                40
   Affymetrix*                                         10,700               352
   Align Technology (B)*                                3,800                35
   Alkermes*                                            1,300                29
   Allergan                                               140                15
   Alpharma, Cl A                                      23,100               620
   American Medical Systems Holdings (B)*               6,000               135
   Amylin Pharmaceuticals (B)*                          2,400               117
   Anadys Pharmaceuticals*                             27,500               443
   Analogic                                               500                33
   Andrx*                                               1,500                36
   Applera - Applied Biosystems Group                   3,700               100
   Applera - Celera Genomics Group (B)*                32,100               375
   Apria Healthcare Group*                              1,300                30
   Arrow International                                    600                20
   Atherogenics (B)*                                    1,500                24
   AVANIR Pharmaceuticals, Cl A (B)*                      950                14
   Barr Pharmaceuticals*                               15,500               976
   Bausch & Lomb                                        4,400               280
   Beckman Coulter                                      7,000               382
   Bentley Pharmaceuticals (B)*                         2,500                33
   Bruker BioSciences*                                  4,400                24
   Cambrex (B)                                         18,200               356
   Centene*                                             1,000                29
   Cephalon (B)*                                       26,900             1,621
   Cerner (B)*                                            400                19
   Chemed (B)                                          11,580               687
   Community Health Systems (B)*                       13,100               474
   Conmed*                                              1,300                25

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Cooper (B)                                           4,000   $           216
   Covance*                                               500                29
   Cubist Pharmaceuticals (B)*                         60,120             1,381
   CV Therapeutics (B)*                                32,000               707
   Cytyc*                                               1,500                42
   Dade Behring Holdings (B)                           23,935               855
   DaVita*                                              6,600               397
   Dendreon (B)*                                       73,200               345
   Dentsply International                               8,000               465
   Depomed (B)*                                        43,500               284
   Dionex*                                                500                31
   Diversa*                                            10,400                95
   DJ Orthopedics*                                      3,700               147
   Edwards Lifesciences*                                3,400               148
   Emdeon*                                              2,700                29
   Encysive Pharmaceuticals (B)*                       15,100                74
   Endo Pharmaceuticals Holdings*                      27,500               902
   Enzon Pharmaceuticals*                               2,600                21
   eResearch Technology (B)*                           33,600               483
   ev3 (B)*                                             2,095                37
   Exelixis*                                            2,800                34
   Express Scripts*                                     5,800               510
   First Horizon Pharmaceutical (B)*                   30,100               759
   Fisher Scientific International (B)*                13,900               946
   Flamel Technologies ADR (B)*                         7,800               165
   Gen-Probe*                                             700                39
   Genesis HealthCare*                                  7,000               308
   Health Net (B)*                                      5,300               269
   Healthways (B)*                                      3,500               178
   Henry Schein*                                          300                14
   Hillenbrand Industries                                 600                33
   Humana*                                                300                16
   ICOS (B)*                                              800                18
   Idexx Laboratories*                                    500                43
   ImClone Systems (B)*                                   700                24
   Immucor (B)*                                        15,650               449
   Integra LifeSciences Holdings*                         600                25
   Intermagnetics General (B)*                         20,958               525
   Intuitive Surgical*                                    500                59
   Invacare                                               800                25
   Invitrogen (B)*                                      8,500               596
   Kinetic Concepts*                                    9,500               391
   King Pharmaceuticals*                               22,600               390
   KV Pharmaceutical, Cl A*                             1,400                34
   LifePoint Hospitals*                                   800                25
   Ligand Pharmaceuticals, Cl B (B)*                    5,500                71
   Lincare Holdings*                                      800                31
   Magellan Health Services (B)*                       11,100               449
   Manor Care                                             900                40
   Martek Biosciences (B)*                              1,000                33
   Medarex (B)*                                        89,800             1,187
   Medicines*                                           1,500                31
   Medicis Pharmaceutical, Cl A (B)                       800                26


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         49

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Metabasis Therapeutics*                              5,299   $            48
   MGI Pharma (B)*                                     30,700               537
   Millennium Pharmaceuticals*                          3,700                37
   Millipore*                                             300                22
   Mylan Laboratories                                   1,100                26
   Myriad Genetics (B)*                                18,400               480
   Nastech Pharmaceutical (B)*                         38,900               700
   Nektar Therapeutics (B)*                             1,600                33
   Neurocrine Biosciences*                                700                45
   NPS Pharmaceuticals*                                 4,100                35
   Nuvelo (B)*                                          2,300                41
   Odyssey HealthCare*                                  1,800                31
   Omnicare                                             4,100               225
   Onyx Pharmaceuticals (B)*                              900                24
   OSI Pharmaceuticals (B)*                             1,318                42
   Owens & Minor                                          700                23
   Par Pharmaceutical (B)*                                800                23
   Parexel International (B)*                          11,200               296
   PDL BioPharma (B)*                                  37,585             1,233
   PerkinElmer                                          2,800                66
   Perrigo                                              1,300                21
   Pharmaceutical Product Development                     800                28
   Pharmacopeia Drug Discovery (B)*                    15,950                95
   PRA International*                                     600                15
   PSS World Medical*                                   1,400                27
   Psychiatric Solutions (B)*                          20,930               693
   Resmed*                                                600                26
   Respironics*                                           700                27
   Rigel Pharmaceuticals (B)*                          26,800               308
   Stereotaxis (B)*                                     1,900                24
   SurModics (B)*                                         325                11
   Sybron Dental Specialties (B)*                      21,500               887
   Syneron Medical (B)*                                   200                 6
   Tanox (B)*                                           1,400                27
   Techne (B)*                                          6,690               402
   Telik (B)*                                          51,000               987
   Thermo Electron*                                       800                30
   Thoratec*                                            1,100                21
   Triad Hospitals*                                     6,600               277
   Trimeris (B)*                                        7,800               105
   United Surgical Partners International (B)*          3,850               136
   United Therapeutics*                                 4,700               311
   Universal Health Services, Cl B (B)                 22,600             1,148
   Valeant Pharmaceuticals International                1,500                24
   Varian*                                                700                29
   Varian Medical Systems (B)*                         10,515               591
   VCA Antech*                                            800                23
   Vertex Pharmaceuticals*                              1,100                40
   ViaCell*                                             4,900                27
   Vital Signs                                          2,200               121
   Vnus Medical Technologies*                           3,600                27
   Watson Pharmaceuticals*                              2,200                63

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Wright Medical Group*                                1,200   $            24
   Zoll Medical*                                          900                24
                                                                ----------------
                                                                         32,707
                                                                ----------------
INDUSTRIALS -- 13.0%
   Aaon*                                                1,000                24
   Actuant, Cl A                                        6,700               410
   Adesa (B)                                           14,500               388
   Administaff (B)                                     10,300               560
   Advisory Board*                                        400                22
   Airtran Holdings*                                    1,800                33
   Alaska Air Group*                                   14,500               514
   Albany International, Cl A                          17,600               670
   Alexander & Baldwin                                    400                19
   Alliant Techsystems*                                   300                23
   Allied Waste Industries (B)*                        28,800               353
   Ametek                                                 500                22
   AMR (B)*                                             2,200                60
   Angelica                                             1,400                29
   AO Smith                                            10,300               544
   Applied Industrial Technologies                        700                31
   Applied Signal Technology                            1,500                30
   Arkansas Best (B)                                    7,800               305
   Armor Holdings*                                        400                23
   Baldor Electric                                      1,300                44
   Banta (B)                                           22,700             1,180
   BE Aerospace (B)*                                   25,905               651
   Briggs & Stratton (B)                                8,900               315
   Brink's (B)                                         28,300             1,437
   Casella Waste Systems, Cl A*                         1,500                21
   ChoicePoint*                                         1,000                45
   CNH Global (B)                                      14,500               374
   Compx International                                  5,100                82
   Continental Airlines, Cl B (B)*                     24,975               672
   Corporate Executive Board                              500                50
   CoStar Group*                                          400                21
   Covenant Transport, Cl A*                            1,500                22
   Crane                                                  100                 4
   Cubic                                                7,400               177
   Cummins                                             11,600             1,219
   Curtiss-Wright                                         400                26
   Deluxe                                               1,100                29
   Dollar Thrifty Automotive Group*                     1,200                54
   Donaldson                                              600                20
   DRS Technologies                                       236                13
   Dun & Bradstreet*                                      500                38
   EGL (B)*                                               900                40
   ElkCorp                                                800                27
   Energy Conversion Devices (B)*                       3,600               177
   Equifax                                                700                26
   ESCO Technologies*                                   1,800                91
   Fastenal                                             1,200                57
   Federal Signal                                       1,500                28


--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Flowserve (B)*                                       9,200   $           537
   Forward Air                                          1,200                45
   Franklin Electric                                      700                38
   G&K Services                                           700                30
   Gardner Denver*                                     11,155               727
   GATX (B)                                            18,500               764
   Goodrich                                            28,000             1,221
   Gorman-Rupp                                            800                20
   Graco                                                  500                23
   GrafTech International*                              5,400                33
   Granite Construction                                 5,600               273
   Harsco                                              12,500             1,033
   Herman Miller                                       21,800               707
   Hexcel*                                              9,600               211
   Hubbell, Cl B                                          600                31
   Huron Consulting Group*                              8,500               257
   IDEX                                                 5,400               282
   Insituform Technologies, Cl A*                       1,500                40
   Jacuzzi Brands (B)*                                 35,800               352
   JB Hunt Transport Services (B)                      16,800               362
   JetBlue Airways (B)*                                 1,950                21
   John H. Harland                                      4,500               177
   Joy Global (B)                                      27,046             1,617
   Kansas City Southern (B)*                           17,300               427
   Kirby*                                                 400                27
   Knoll                                               25,600               546
   Labor Ready*                                         1,900                46
   Laidlaw International (B)                            8,700               237
   Landstar System                                        600                26
   Lennox International (B)                            34,070             1,017
   Lincoln Electric Holdings                              500                27
   MAIR Holdings (B)*                                   5,300                25
   Manitowoc (B)                                        4,100               374
   Manpower                                               900                51
   McDermott International (B)*                        12,015               654
   McGrath Rentcorp                                     1,200                36
   Milacron (B)*                                       54,160                87
   Monster Worldwide (B)*                               1,700                85
   Moog, Cl A*                                          2,300                82
   MSC Industrial Direct, Cl A (B)                     12,800               691
   Mueller Industries                                  24,300               867
   Navigant Consulting*                                 1,100                23
   Navistar International (B)*                         38,900             1,073
   Nordson                                                800                40
   Old Dominion Freight Line*                           1,050                28
   Orbital Sciences (B)*                                7,700               122
   Oshkosh Truck (B)                                    9,400               585
   Pacer International                                    800                26
   Pall (B)                                            28,800               898
   PAM Transportation Services*                         1,500                37
   PHH*                                                 1,200                32
   Quanta Services (B)*                                 9,800               157
   Regal-Beloit (B)                                    13,600               575

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Resources Connection (B)*                           16,200   $           404
   Robbins & Myers                                      5,300               114
   Robert Half International                            1,900                73
   RR Donnelley & Sons (B)                              4,300               141
   Ryder System (B)                                    31,400             1,406
   School Specialty*                                      700                24
   Shaw Group*                                            800                24
   SIRVA*                                               3,300                28
   Skywest                                              1,000                29
   SPX                                                  8,000               427
   Standard Register                                    1,000                15
   Stericycle*                                            500                34
   Tecumseh Products, Cl A (B)                         15,900               390
   Teledyne Technologies (B)*                          10,900               388
   Tennant                                                500                26
   Tetra Tech*                                          1,300                25
   Thomas & Betts (B)*                                 17,400               894
   Timken                                              15,200               491
   Toro                                                 1,400                67
   United Rentals (B)*                                 25,500               880
   Universal Forest Products (B)                       15,600               990
   USG (B)*                                             6,800               646
   UTI Worldwide (B)                                   33,465             1,057
   Vicor                                                1,400                28
   Wabtec (B)                                          19,955               651
   Walter Industries (B)                               25,200             1,679
   Washington Group International*                     14,000               803
   Waste Industries USA                                 1,800                39
   Watson Wyatt Holdings                                1,300                42
   Williams Scotsman International*                    20,700               519
   Woodward Governor                                      600                20
                                                                ----------------
                                                                         41,056
                                                                ----------------

INFORMATION TECHNOLOGY -- 22.6%
   24/7 Real Media*                                    38,500               403
   3Com*                                               31,900               163
   Activision*                                         42,033               580
   Acxiom                                               1,100                28
   Adaptec*                                             5,800                32
   ADC Telecommunications (B)*                         14,700               376
   Adobe Systems*                                         966                34
   Adtran (B)                                           2,700                71
   Advanced Digital Information*                        2,300                20
   Advent Software*                                     3,700               105
   Aeroflex*                                            2,100                29
   Agere Systems*                                       9,150               138
   Akamai Technologies (B)*                            22,000               724
   Alliance Semiconductor (B)*                         23,800                66
   Altera*                                             78,700             1,624
   Amdocs (B)*                                         36,600             1,320
   AMIS Holdings*                                      32,300               293
   Amphenol, Cl A                                       9,000               470
   Andrew*                                              2,200                27


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         51

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Ansys (B)*                                           2,100   $           114
   aQuantive (B)*                                      42,600             1,003
   Ariba*                                               2,900                28
   Arris Group (B)*                                    25,900               356
   Arrow Electronics*                                   1,000                32
   Atheros Communications (B)*                          2,200                58
   Atmel*                                               5,200                25
   ATMI*                                                  800                24
   Autodesk                                             1,000                39
   Avanex (B)*                                         71,000               231
   Avaya (B)*                                         149,600             1,690
   Avid Technology (B)*                                 9,000               391
   Avnet*                                              13,100               332
   Avocent*                                            11,600               368
   AVX                                                  4,600                81
   Axcelis Technologies*                                5,300                31
   BEA Systems*                                         3,400                45
   BearingPoint (B)*                                   37,800               321
   Bel Fuse, Cl B                                         600                21
   BISYS Group*                                        14,800               200
   Black Box                                            6,700               322
   BMC Software*                                       30,400               658
   Brightpoint*                                        14,625               454
   Brocade Communications Systems (B)*                 66,800               446
   Brooks Automation (B)*                              69,000               983
   Cabot Microelectronics (B)*                          1,000                37
   Cadence Design Systems (B)*                          2,600                48
   Ceridian*                                            4,500               115
   Check Point Software Technologies*                     900                18
   Checkfree (B)*                                       8,600               434
   Ciena*                                               6,400                33
   Citrix Systems (B)*                                  2,300                87
   CNET Networks (B)*                                  52,300               743
   Cogent*                                             19,800               363
   Cognex                                                 900                27
   Cognizant Technology Solutions, Cl A (B)*            3,700               220
   Cognos*                                              9,700               377
   Coherent*                                              400                14
   Cohu                                                   900                19
   CommScope (B)*                                      24,185               690
   Compuware*                                           4,600                36
   Convergys*                                          22,500               410
   Cree (B)*                                           43,500             1,427
   CSG Systems International (B)*                      24,400               568
   Cymer (B)*                                           8,700               395
   Cypress Semiconductor (B)*                           3,500                59
   Diebold                                                800                33
   Digital Insight (B)*                                16,375               596
   Digital River (B)*                                     800                35
   Digitas*                                             5,800                84
   Ditech Communications*                               3,800                40
   DST Systems*                                           800                46

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Dycom Industries*                                    3,700   $            79
   Earthlink (B)*                                      83,800               800
   Echelon*                                             2,600                25
   eFunds*                                              1,000                26
   Electro Scientific Industries*                       1,000                22
   Electronics for Imaging*                            12,600               352
   Emulex*                                                800                14
   Equinix*                                               500                32
   Extreme Networks*                                    4,200                21
   F5 Networks (B)*                                     8,900               645
   Factset Research Systems                             3,300               146
   Fairchild Semiconductor International (B)*          28,700               547
   FEI (B)*                                            11,400               226
   Fidelity National Information Services (B)             900                36
   Filenet*                                               700                19
   Flextronics International*                          83,300               862
   Flir Systems (B)*                                    8,700               247
   Formfactor*                                            700                28
   Forrester Research*                                    900                20
   Foundry Networks (B)*                               13,700               249
   Gartner*                                             2,600                36
   Global Payments (B)                                    800                42
   Greenfield Online (B)*                               4,400                26
   Harris                                                 800                38
   Homestore*                                           4,800                31
   Hutchinson Technology (B)*                          12,400               374
   Hyperion Solutions*                                  8,250               269
   Identix*                                            29,700               236
   Imation                                                500                21
   InFocus (B)*                                        30,900               147
   Informatica (B)*                                    45,600               709
   Infospace*                                           1,100                31
   Ingram Micro, Cl A*                                 39,700               794
   Interdigital Communications*                         1,000                25
   Intermec*                                              700                21
   Intersil, Cl A (B)                                  30,400               879
   Intervideo*                                          2,200                24
   Ipass*                                              19,200               154
   iPayment*                                              500                21
   Iron Mountain*                                         800                33
   Ixia*                                               28,900               412
   Jack Henry & Associates                              9,000               206
   JDS Uniphase*                                        8,700                36
   Kanbay International*                                1,600                24
   Keane*                                               2,400                38
   Kemet*                                               2,900                27
   Keynote Systems*                                    29,800               341
   Kronos*                                                400                15
   Lam Research (B)*                                    1,600                69
   Lattice Semiconductor (B)*                         195,000             1,299
   Lawson Software (B)*                                 3,400                26
   Leadis Technology*                                   4,500                26


--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   LSI Logic (B)*                                      99,100   $         1,146
   Macrovision*                                         1,200                27
   Magma Design Automation*                             2,700                23
   Manhattan Associates (B)*                           10,600               233
   Mantech International, Cl A*                           900                30
   MAXIMUS                                                500                18
   Maxtor (B)*                                        147,500             1,410
   MEMC Electronic Materials*                           1,700                63
   Mentor Graphics*                                    31,200               345
   Methode Electronics                                 33,500               365
   Mettler Toledo International*                          400                24
   Micrel*                                              2,100                31
   Microsemi (B)*                                      47,955             1,396
   MicroStrategy, Cl A*                                   300                32
   MoneyGram International                              1,000                31
   Motive (B)*                                         11,200                44
   MPS Group*                                           1,700                26
   Multi-Fineline Electronix (B)*                      14,095               824
   National Instruments                                 1,300                42
   NAVTEQ (B)*                                          4,400               223
   NCR*                                                15,000               627
   Ness Technologies*                                   2,600                33
   Netlogic Microsystems (B)*                          19,030               784
   Newport*                                             1,300                25
   NIC*                                                 3,700                23
   Novell*                                              4,200                32
   Novellus Systems*                                   13,100               314
   O2Micro International ADR*                          35,700               379
   Omnivision Technologies (B)*                           200                 6
   ON Semiconductor*                                    4,000                29
   Openwave Systems (B)*                               41,800               902
   Opsware*                                             3,500                30
   Orckit Communications*                               5,100               112
   Palm (B)*                                            1,200                28
   Parametric Technology (B)*                          22,880               374
   Paxar*                                               1,300                25
   Pericom Semiconductor*                               2,100                21
   Perot Systems, Cl A (B)*                            35,200               548
   Pixelworks (B)*                                     98,100               488
   Plantronics                                         20,300               719
   Plexus*                                              1,200                45
   PMC - Sierra*                                       29,000               356
   Polycom (B)*                                       165,300             3,584
   Power Integrations*                                    800                20
   PowerDsine*                                         11,600                80
   Powerwave Technologies (B)*                         48,960               660
   Progress Software*                                     600                17
   QLogic*                                              1,800                35
   Quantum (B)*                                       103,200               386
   Quest Software*                                      1,300                22
   Rackable Systems*                                   11,000               581
   RADWARE (B)*                                         7,800               138
   Rambus (B)*                                          1,900                75

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   RealNetworks (B)*                                    3,700   $            31
   Red Hat (B)*                                        14,300               400
   Redback Networks (B)*                                4,900               106
   Reynolds & Reynolds, Cl A                           10,900               310
   RF Micro Devices (B)*                              164,000             1,419
   Rofin-Sinar Technologies*                              500                27
   RSA Security (B)*                                   32,000               574
   S1*                                                  3,900                20
   Sabre Holdings, Cl A                                15,700               369
   SafeNet*                                             1,000                26
   Salesforce.com (B)*                                 28,105             1,021
   Sanmina-SCI*                                         6,800                28
   Sapient*                                             3,700                28
   Seachange International (B)*                        26,900               209
   Semtech*                                             2,100                38
   Satyam Computer Services ADR (B)*                   11,100               486
   Silicon Image*                                       2,600                27
   Silicon Laboratories*                                  700                38
   Sirf Technology Holdings (B)*                       18,700               662
   Skyworks Solutions (B)*                            176,900             1,201
   Solectron (B)*                                     262,300             1,049
   Sonic Solutions*                                    24,000               435
   Startek                                              5,200               123
   Supertex (B)*                                          900                34
   Sybase (B)*                                         13,200               279
   Sycamore Networks*                                  11,300                53
   Symbol Technologies                                  2,000                21
   Synopsys*                                           41,800               934
   Syntel                                               2,100                40
   Tech Data*                                           1,900                70
   Technitrol                                           1,200                29
   Tekelec (B)*                                        51,600               714
   Tektronix                                              800                29
   Tellabs*                                            36,300               577
   Teradyne (B)*                                       66,000             1,024
   Tessera Technologies*                                  900                29
   THQ (B)*                                            31,800               823
   TIBCO Software (B)*                                118,100               987
   Transaction Systems Architects*                        700                22
   Trident Microsystems (B)*                           22,500               654
   Trimble Navigation*                                    700                32
   Triquint Semiconductor*                              5,800                29
   Ultratech (B)*                                      10,400               255
   Unica*                                              35,100               407
   Unisys (B)*                                         76,600               528
   United Online                                       28,100               361
   Utstarcom (B)*                                      32,300               203
   Valueclick (B)*                                     26,665               451
   Varian Semiconductor Equipment Associates*             750                21
   Veeco Instruments*                                   1,600                37
   VeriFone Holdings*                                  15,990               484
   Viasat*                                                900                26


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         53

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Vishay Intertechnology*                              2,000   $            28
   WatchGuard Technologies*                            21,500               110
   Wavecom ADR*                                        10,000               138
   Websense*                                              800                22
   Western Digital (B)*                                56,300             1,094
   Wind River Systems (B)*                             81,400             1,013
   Witness Systems*                                    12,200               310
   Zebra Technologies, Cl A*                            1,600                72
   Zoran (B)*                                          14,000               306
                                                                ----------------
                                                                         71,240
                                                                ----------------
MATERIALS -- 4.5%
   Airgas                                                 800                31
   Albemarle                                            2,400               109
   Allegheny Technologies (B)                          14,100               863
   Aptargroup (B)                                       4,900               271
   Ball                                                16,900               741
   Bowater                                              6,000               178
   Calgon Carbon (B)                                    6,500                40
   Caraustar Industries*                                2,500                26
   Carpenter Technology                                   900                85
   Coeur d'Alene Mines (B)*                             5,200                34
   Commercial Metals                                      700                37
   Constar International (B)*                          16,800                56
   Crown Holdings*                                     20,000               355
   Cytec Industries (B)                                17,100             1,026
   Deltic Timber                                          500                30
   Eastman Chemical (B)                                 8,500               435
   Engelhard                                              600                24
   Ferro                                                1,300                26
   FMC (B)*                                            16,400             1,016
   Georgia Gulf                                           900                23
   Glatfelter                                           1,500                28
   Greif, Cl A                                            400                27
   H.B. Fuller                                            800                41
   Headwaters (B)*                                      1,300                52
   Hercules (B)*                                       44,000               607
   International Flavors & Fragrances                     500                17
   Lafarge North America                                  900                76
   Louisiana-Pacific                                   12,000               326
   Lubrizol                                            14,300               613
   MacDermid                                              900                29
   Martin Marietta Materials (B)                        6,040               646
   MeadWestvaco (B)                                    14,800               404
   Metal Management                                       700                22
   Mosaic (B)*                                          6,500                93
   Neenah Paper                                           800                26
   NN                                                   2,200                28
   Owens-Illinois*                                     40,600               705
   Packaging of America                                 6,600               148
   PolyOne*                                            37,100               346
   Quanex                                              12,750               850
   Reliance Steel & Aluminum (B)                        7,550               709
   Rinker Group ADR (B)                                 1,200                84

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Rock-Tenn, Cl A                                     31,200   $           468
   Royal Gold (B)                                         900                33
   Schnitzer Steel Industries, Cl A                       300                13
   Schweitzer-Mauduit International                     1,300                31
   Sealed Air*                                            600                35
   Sensient Technologies                                1,100                20
   Sigma-Aldrich (B)                                    2,900               191
   Silgan Holdings                                        800                32
   Smurfit-Stone Container*                            26,700               362
   Steel Dynamics                                       6,900               391
   Stillwater Mining*                                   4,800                79
   Symyx Technologies*                                 19,900               552
   Terra Industries (B)*                               11,800                83
   United States Steel (B)                             12,600               765
   Valhi                                                1,400                25
   Wausau Paper                                         2,100                30
                                                                ----------------
                                                                         14,393
                                                                ----------------

TELECOMMUNICATION SERVICES -- 0.8%
   Alaska Communications Systems
     Group                                              2,300                28
   Alltel                                                 431                28
   American Tower, Cl A*                                5,615               170
   Arbinet-thexchange*                                  4,100                30
   Broadwing (B)*                                       4,200                62
   CenturyTel (B)                                      19,200               751
   Commonwealth Telephone Enterprises                     900                31
   Crown Castle International*                          2,700                77
   CT Communications                                    2,000                27
   General Communication, Cl A*                         1,800                22
   Golden Telecom (B)                                     600                18
   IDT, Cl B*                                           2,100                23
   Iowa Telecommunications Services                     1,600                30
   Nextel Partners, Cl A*                               3,800               108
   NII Holdings*                                          800                47
   North Pittsburgh Systems                             1,200                28
   Price Communications*                                3,800                67
   SBA Communications, Cl A*                           28,530               668
   SureWest Communications                                900                22
   Ubiquitel*                                          23,300               235
   USA Mobility*                                          900                26
   Valor Communications Group                           2,200                29
                                                                ----------------
                                                                          2,527
                                                                ----------------

UTILITIES -- 3.6%
   AGL Resources                                        9,400               339
   Allegheny Energy (B)*                                1,200                41
   Allete (B)                                           6,900               322
   Avista (B)                                          26,200               541
   Black Hills                                          6,100               207
   California Water Service Group                         600                27
   Cascade Natural Gas                                  4,900                97
   Centerpoint Energy (B)                              25,300               302


--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   CH Energy Group                                        300   $            14
   Cleco                                               14,800               330
   CMS Energy (B)*                                     61,100               791
   Connecticut Water Service                            1,100                29
   Constellation Energy Group                           7,700               421
   DPL                                                  2,300                62
   Duquesne Light Holdings                              2,300                38
   Dynegy, Cl A*                                        4,200                20
   El Paso Electric                                     2,000                38
   Empire District Electric (B)                         1,100                24
   Energen (B)                                         14,100               494
   EnergySouth                                            800                25
   Equitable Resources                                  7,200               263
   ITC Holdings (B)                                    12,000               315
   Laclede Group                                          800                28
   MDU Resources Group (B)                             27,450               918
   MGE Energy                                             300                10
   Middlesex Water                                      1,600                30
   New Jersey Resources                                   900                41
   Nicor (B)                                            7,200               285
   Northeast Utilities (B)                              4,000                78
   Northwest Natural Gas                                1,000                36
   NorthWestern (B)                                    14,100               439
   NRG Energy*                                          6,600               298
   Ormat Technologies (B)                               2,600                99
   Otter Tail                                             800                23
   Peoples Energy (B)                                     600                21
   Pepco Holdings                                         500                11
   Pinnacle West Capital                               14,800               579
   PNM Resources                                       19,100               466
   PPL                                                 18,200               535
   Puget Energy                                        16,000               339
   Reliant Energy*                                      8,300                88
   Sempra Energy (B)                                   15,100               702
   South Jersey Industries                                800                22
   Southern Union (B)*                                  9,500               236
   Southwest Gas                                        1,000                28
   Southwest Water                                      1,575                25
   TECO Energy                                         32,000               516
   UGI                                                 34,500               727
   UIL Holdings                                           500                26
   Vectren                                                700                18
   Wisconsin Energy                                     4,100               164
                                                                ----------------
                                                                         11,528
                                                                ----------------
Total Common Stock
   (Cost $227,769) ($ Thousands)                                        297,625
                                                                ----------------

                                                    Number of
                                                      Warants
                                                   ----------
WARRANT -- 0.0%
   Washington Mutual (D)*                             100,700                17
                                                                ----------------

Total Warrant
   (Cost $25) ($ Thousands)                                                  17
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 19.1%
FINANCIALS -- 19.1%

   ASAP Funding
        4.794%, 05/16/06                      $         1,000   $           994
   Bavaria TRR
        4.814%, 04/20/06                                3,285             3,277
        4.749%, 04/04/06                                1,500             1,499
   Brahms Funding
        4.779%, 04/06/06                                4,000             3,997
   Clipper Receivables
        4.797%, 04/26/06                                1,000               997
        4.787%, 04/24/06                                4,500             4,486
   Crown Point Capital LLC
        4.804%, 04/04/06                                4,500             4,498
   Fairway Finance Company LLC
        4.790%, 04/27/06                                4,500             4,485
   Falcon Asset Securitization
        4.771%, 04/17/06                                1,100             1,098
   Giro Funding US
        4.797%, 04/27/06                                3,500             3,488
   Harwood
        4.815%, 04/21/06                                4,000             3,989
   Jupiter Securitization
        4.791%, 05/02/06                                5,000             4,979
   Kitty Hawk Funding
        4.787%, 04/24/06                                4,500             4,486
   Klio Funding
        4.797%, 04/18/06                                4,000             3,991
   Mica Funding
        4.653%, 04/03/06                                5,000             4,999
   Shefield Receivables
        4.776%, 04/07/06                                2,500             2,498
   Stratford Receivables
        4.681%, 04/12/06                                2,000             1,997
   Thames Asset Global
        4.784%, 04/03/06                                4,500             4,499
                                                                ----------------
Total Commercial Paper
   (Cost $60,257) ($ Thousands)                                          60,257
                                                                ----------------

CASH EQUIVALENTS -- 6.9%
   Barclays Global Investors Funds,
     Prime Money Market Fund,
     4.793% ** (C)                                    100,000               100
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.560%** ++                             18,170,593            18,171
   The Reserve Funds,
     Primary Fund, Cl 8,
     4.793% ** (C)                                  3,562,586             3,563
                                                                ----------------
Total Cash Equivalents
   (Cost $21,834) ($ Thousands)                                          21,834
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         55

STATEMENT OF NET ASSETS (Unaudited)

TAX-MANAGED SMALL CAP FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) (F) (G) -- 6.3%
FINANCIALS -- 6.3%
   Harrier Finance Funding MTN
        4.830%, 04/27/06                      $         3,000   $         3,000
   K2 MTN
        4.830%, 05/10/06                                3,000             3,000
   Liberty Lighthouse US Capital MTN
        4.541%, 03/01/07                                5,000             4,999
   Links Finance MTN
        4.830%, 04/28/06                                3,000             3,000
   Theta MTN
        4.835%, 05/05/06                                3,000             3,000
   Whistlejacket Capital Funding MTN
        4.835%, 05/15/06                                3,000             3,000
                                                                ----------------
Total Corporate Obligations
   (Cost $19,999) ($ Thousands)                                          19,999
                                                                ----------------

ASSET-BACKED SECURITIES (C) (F) (G) -- 0.5%
   Park Place Securities Trust,
     Ser 2004-MM1, Cl AM2
        4.858%, 02/25/35                                1,521             1,521
                                                                ----------------
Total Asset-Backed Securities
   (Cost $1,521) ($ Thousands)                                            1,521
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
        4.306%, 05/25/06                                  625               621
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $621) ($ Thousands)                                                621
                                                                ----------------

REPURCHASE AGREEMENTS (C) -- 17.7%
   Bank of America
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $11,004,400
     (collateralized by a U.S.
     Government Obligation, par
     value $11,782,509, 5.500%,
     09/01/19; with total market
     value $11,220,000)                                11,000            11,000

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Barclays Capital
     4.780%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $12,004,780
     (collateralized by a U.S.
     Government Obligation, par
     value $12,274,000, 3.000%,
     11/22/06; with total market
     value $12,240,983)                       $        12,000   $        12,000
   Deutsche Bank Securities
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $13,005,200
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,143,000-
     $12,091,000, 4.000%-11.750%,
     09/02/08-11/15/14; with total
     market value $13,261,066)                         13,000            13,000
   Goldman Sachs
     4.850%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $11,004,446
     (collateralized by a U.S.
     Government Obligation,
     par value $12,319,305, 4.500%,
     05/01/10; with total market
     value $11,200,001)                                11,000            11,000
   Merrill Lynch
     4.820%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $9,003,615
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,029,711-
     $3,000,000, 3.254%-5.078%,
     09/01/32-01/01/36; with total
     market value $9,180,786)                           9,000             9,000
                                                                ----------------
Total Repurchase Agreements
   (Cost $56,000) ($ Thousands)                                          56,000
                                                                ----------------
Total Investments -- 144.9%
   (Cost $388,026) ($ Thousands)                                        457,874
                                                                ----------------


--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (44.9)%
Payable Upon Return on Securities Loaned                        $      (141,440)
Payable for Investment Securities Purchased                              (1,442)
Payable for Fund Shares Redeemed                                           (284)
Investment Advisory Fees Payable                                           (135)
Administration Fees Payable                                                 (92)
Shareholder Servicing Fees Payable                                          (65)
Other Assets and Liabilities, Net                                         1,538
                                                                ----------------
Total Other Assets and Liabilities                                     (141,920)
                                                                ----------------
Net Assets -- 100.0%                                            $       315,954
                                                                ================

NET ASSETS:
Paid-in-Capital
    (unlimited authorization -- no par value)                   $       230,671
Undistributed net investment income                                           8
Accumulated net realized gain on investments
   and futures contracts                                                 14,526
Net unrealized appreciation on investments                               69,848
Net unrealized appreciation on futures contracts                            901
                                                                ----------------
Net Assets                                                      $       315,954
                                                                ================

Net Asset Value, Offering and Redemption
   Price Per Share - Class A
   ($315,953,542 / 22,557,975 shares)                                    $14.01
                                                                         =======


Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                  UNREALIZED
      TYPE OF            NUMBER OF     EXPIRATION                APPRECIATION
      CONTRACT           CONTRACTS        DATE                   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index          122        June 2006                    $590
S&P 400 Index E-MINI        101        June 2006                     311
                                                                    ----
                                                                    $901
                                                                    ====

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $138,237 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $141,440 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         57

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP VALUE FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

33.7% Financials
12.8% Consumer Discretionary
12.6% Industrials
11.6% Information Technology
8.3%  Short-Term Investments
4.6%  Health Care
4.2%  Energy
4.2%  Materials
2.5%  Utilities
2.4%  Asset-Backed Securities
2.3%  Consumer Staples
0.4%  Telecommunication Services
0.3%  Exchange Traded Funds
0.1%  U.S. Treasury Obligation
0.0%  Warrant

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.9%
CONSUMER DISCRETIONARY -- 16.7%
   1-800 Contacts (B)*                                 70,800   $           952
   1-800-FLOWERS.COM, Cl A*                            66,500               472
   Advo                                               151,055             4,834
   Aftermarket Technology*                             89,676             2,028
   Alderwoods Group*                                   48,600               870
   American Axle & Manufacturing Holdings (B)         129,750             2,223
   American Greetings, Cl A (B)                        76,260             1,649
   Applebee's International                            44,410             1,090
   Arctic Cat                                         100,900             2,428
   ArvinMeritor (B)                                   376,500             5,614
   Bally Technologies (B)*                            224,822             3,820
   Bandag                                              11,300               473
   Belo, Cl A (B)                                      56,820             1,130
   Bluegreen*                                          72,600               960
   Brinker International                               27,370             1,156
   Brown Shoe                                          29,000             1,522
   Building Material Holding (B)                       66,400             2,366
   Catalina Marketing                                  18,200               420
   Cato, Cl A                                          69,000             1,646
   CBRL Group                                          60,800             2,670
   Childrens Place Retail Stores (B)*                  28,200             1,633
   Cooper Tire & Rubber                                86,540             1,241
   Corinthian Colleges (B)*                           199,500             2,873
   Cost Plus (B)*                                      28,300               484
   Courier                                             26,243             1,164
   CSK Auto*                                          179,290             2,487
   Dana (B)                                           482,700               738
   Emmis Communications, Cl A*                         19,300               309
   Ethan Allen Interiors (B)                          102,100             4,290
   Finish Line, Cl A (B)                               61,200             1,007
   Foot Locker                                         69,956             1,671

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Furniture Brands International (B)                 212,100   $         5,199
   Gaylord Entertainment (B)*                          77,300             3,508
   Genesco*                                            20,000               778
   Group 1 Automotive*                                 36,800             1,749
   Handleman (B)                                       51,600               495
   Interface, Cl A*                                   106,570             1,472
   Jack in the Box (B)*                                23,300             1,014
   Jakks Pacific (B)*                                 107,600             2,877
   Jarden (B)*                                        115,150             3,783
   Jo-Ann Stores (B)*                                 168,300             2,265
   Journal Communications, Cl A                        47,000               583
   K2 (B)*                                             41,400               520
   Kellwood (B)                                       144,500             4,536
   Kerzner International (B)*                          26,500             2,062
   Kimball International, Cl B                         35,700               537
   La-Z-Boy (B)                                        98,700             1,678
   Landry's Restaurants (B)                            86,700             3,063
   Leapfrog Enterprises (B)*                          154,300             1,639
   Libbey                                              27,200               193
   Lithia Motors, Cl A                                 14,900               517
   Lone Star Steakhouse & Saloon                      101,400             2,882
   M/I Homes                                            2,300               108
   Marvel Entertainment (B)*                          130,800             2,632
   MDC Holdings (B)                                    16,380             1,053
   Men's Wearhouse                                     31,004             1,114
   Mikohn Gaming*                                      98,300               941
   Modine Manufacturing                                21,300               628
   Movie Gallery (B)                                  263,700               796
   Noble International                                 12,300               208
   OfficeMax                                           97,400             2,939
   Orient-Express Hotels, Cl A (B)                     32,600             1,279
   PEP Boys - Manny Moe & Jack (B)                     73,400             1,109
   Petco Animal Supplies*                             135,900             3,203
   Phillips-Van Heusen                                 51,100             1,952
   Pier 1 Imports (B)                                 284,600             3,304
   ProQuest*                                          198,600             4,248
   Quiksilver (B)*                                    195,500             2,710
   RadioShack (B)                                     164,700             3,167
   RC2*                                                45,000             1,791
   Regal Entertainment Group, Cl A (B)                100,400             1,888
   Regis (B)                                          107,260             3,698
   Rent-A-Center (B)*                                 167,100             4,276
   Russell                                             55,330               764
   Ryan's Restaurant Group*                           158,300             2,295
   Ryland Group (B)                                    19,800             1,374
   Saks (B)*                                           35,900               693
   Sauer-Danfoss                                        5,100               117
   Scholastic*                                         84,100             2,250
   Sinclair Broadcast Group, Cl A                      63,200               515
   Sonic Automotive                                   142,600             3,959
   Sports Authority (B)*                               27,300             1,007
   Stage Stores (B)                                    51,750             1,540
   Starwood Hotels & Resorts Worldwide                138,100             9,353
   Steinway Musical Instruments*                        4,700               151


--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Stewart Enterprises, Cl A (B)                      127,100   $           726
   Superior Industries International (B)              163,100             3,158
   Tenneco*                                            74,700             1,620
   Too (B)*                                            41,790             1,435
   Trans World Entertainment*                          58,300               325
   Triarc, Cl A                                        39,100               713
   Tupperware Brands                                   47,200               972
   Unifirst                                            49,487             1,644
   United Auto Group (B)                               33,900             1,458
   Vail Resorts (B)*                                   37,500             1,433
   Valassis Communications (B)*                       195,460             5,741
   Visteon (B)*                                       429,700             1,977
   WCI Communities (B)*                                68,600             1,908
   William Lyon Homes (B)*                              6,700               641
   World Wrestling Entertainment                      113,400             1,916
   Zale (B)*                                          209,000             5,858
                                                                ----------------
                                                                        196,157
                                                                ----------------
CONSUMER STAPLES -- 3.0%
   BJ's Wholesale Club (B)*                           115,000             3,624
   Casey's General Stores                              67,927             1,553
   Chattem*                                            34,400             1,295
   Chiquita Brands International                       75,200             1,261
   Corn Products International                         72,190             2,135
   Delta & Pine Land (B)                               68,300             2,060
   Gold Kist (B)*                                     153,600             1,941
   Hain Celestial Group*                              109,700             2,873
   JM Smucker                                          27,375             1,087
   Lancaster Colony                                    30,300             1,273
   Longs Drug Stores                                   32,400             1,499
   Molson Coors Brewing, Cl B                          63,700             4,371
   Pathmark Stores*                                   134,200             1,404
   Premium Standard Farms                              25,900               455
   Ralcorp Holdings*                                   26,223               998
   Ruddick                                             36,700               892
   Sanderson Farms (B)                                138,000             3,091
   Spartan Stores*                                     86,600             1,104
   Universal                                           26,300               967
   Weis Markets                                        24,500             1,092
                                                                ----------------
                                                                         34,975
                                                                ----------------
ENERGY -- 5.6%
   Atlas America (B)*                                  32,610             1,559
   Berry Petroleum, Cl A                               31,500             2,156
   Bristow Group*                                       7,900               244
   Cabot Oil & Gas (B)                                 41,600             1,994
   Callon Petroleum*                                   32,500               683
   Cimarex Energy (B)*                                111,300             4,815
   Comstock Resources (B)*                             62,900             1,868
   Energy Partners (B)*                                27,200               641
   Forest Oil*                                         25,850               961
   Global Industries*                                 196,700             2,850
   Goodrich Petroleum (B)*                             34,501               932

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Grupo TMM ADR, Cl A*                               195,600   $           962
   Harvest Natural Resources (B)*                      69,500               676
   Hercules Offshore*                                  11,600               395
   Holly                                               28,100             2,083
   Houston Exploration (B)*                            32,000             1,686
   Input/Output (B)*                                  174,400             1,693
   Lone Star Technologies*                             54,600             3,025
   Mariner Energy*                                     61,920             1,270
   Massey Energy (B)                                   75,100             2,709
   National Oilwell Varco*                             24,300             1,558
   Penn Virginia                                       14,100             1,001
   Plains Exploration & Production*                   114,119             4,410
   Rosetta Resources*                                  90,000             1,616
   St. Mary Land & Exploration (B)                    127,400             5,202
   Stone Energy*                                      106,900             4,717
   Superior Energy Services (B)*                       46,500             1,246
   Swift Energy (B)*                                   96,950             3,632
   Tesoro                                              11,500               786
   Transmontaigne*                                     67,600               663
   Veritas DGC (B)*                                    30,300             1,375
   W&T Offshore (B)                                    44,900             1,810
   W-H Energy Services*                                60,840             2,707
   Whiting Petroleum*                                  27,808             1,140
                                                                ----------------
                                                                         65,065
                                                                ----------------
FINANCIALS -- 24.7%
   Acadia Realty Trust+                                58,700             1,382
   ACE Cash Express*                                    5,600               139
   Advanta, Cl B                                       21,800               804
   AMB Property+                                       46,800             2,540
   American Equity Investment
     Life Holding (B)                                 104,751             1,502
   AmericanWest Bancorp*                               12,000               318
   AmerUs Group (B)                                    24,900             1,500
   Anchor Bancorp Wisconsin                            26,600               806
   Annaly Mortgage Management+                        148,100             1,798
   Anthracite Capital+                                 66,300               728
   Arbor Realty Trust+ (B)                             88,370             2,385
   Archstone-Smith Trust (B)                          116,700             5,691
   Ashford Hospitality Trust+                          52,700               653
   Aspen Insurance Holdings (B)                       115,200             2,841
   Assured Guaranty                                    75,700             1,892
   AvalonBay Communities+                              36,800             4,015
   Bancfirst                                           14,200               619
   Bancorpsouth (B)                                   109,860             2,638
   Bank Mutual                                        149,890             1,775
   BankAtlantic Bancorp, Cl A (B)                     139,500             2,007
   Boston Private Financial Holdings (B)               54,600             1,845
   Boston Properties                                   72,300             6,742
   Boykin Lodging+*                                     2,500                28
   Brandywine Realty Trust+                            16,500               524
   Capital Lease Funding+                              23,800               264
   Capital of the West (B)                              4,000               147
   Capital Southwest (B)                               18,900             1,805


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         59

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Capital Trust, Cl A+                                12,700   $           395
   Capitol Bancorp                                     15,300               715
   Cardinal Financial                                  89,350             1,209
   Cathay General Bancorp (B)                          61,200             2,304
   CB Richard Ellis Group, Cl A*                       16,000             1,291
   CentraCore Properties Trust+                        10,300               258
   Central Pacific Financial                           44,200             1,623
   Chemical Financial                                  30,400               982
   Citizens Banking                                    32,400               870
   City Bank                                            2,000                93
   City Holding                                        13,800               508
   Clark                                               21,400               253
   CNA Surety*                                         18,600               311
   Colonial Properties Trust+ (B)                      23,800             1,193
   Columbia Banking System                             17,300               579
   Commerce Group                                      23,600             1,247
   Commercial Net Lease Realty+                        44,400             1,035
   Community Bank System (B)                           23,400               523
   Community Trust Bancorp                              7,290               247
   CompuCredit*                                        45,500             1,675
   Corus Bankshares (B)                                48,400             2,877
   Cousins Properties+ (B)                             32,500             1,086
   Crescent Real Estate Equities+ (B)                  39,200               826
   Delphi Financial Group, Cl A                        35,800             1,848
   DiamondRock Hospitality+                            71,900               993
   Digital Realty Trust+                               32,400               913
   Direct General (B)                                  23,500               400
   Eagle Hospitality Properties Trust+                 99,400             1,002
   Education Realty Trust+ (B)                        110,480             1,690
   Entertainment Properties Trust+                     22,500               945
   Equity Inns+                                        99,300             1,609
   Equity One+                                         81,850             2,010
   Equity Residential                                 121,500             5,685
   FBL Financial Group, Cl A                           16,900               582
   Federal Agricultural Mortgage, Cl C                 40,400             1,189
   FelCor Lodging Trust+ (B)                          149,500             3,154
   First American                                      87,500             3,426
   First Community Bancorp (B)                         24,600             1,418
   First Financial Bancorp                            107,965             1,797
   First Financial Bankshares                           7,300               280
   First Industrial Realty Trust+                      66,800             2,852
   First Merchants                                     20,100               533
   First Midwest Bancorp                               59,800             2,187
   FirstFed Financial (B)*                             25,300             1,513
   FirstMerit (B)                                      70,088             1,728
   Flagstar Bancorp                                    40,900               618
   Flushing Financial                                  30,600               534
   Fpic Insurance Group (B)*                           25,800               975
   Frontier Financial                                   9,700               320
   GAMCO Investors, Cl A                               41,400             1,654
   General Growth Properties+ (B)                     175,870             8,595
   Gramercy Capital+                                   25,500               636
   Greater Bay Bancorp (B)                             97,200             2,696
   Hancock Holding (B)                                 62,330             2,900

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Hanmi Financial                                     62,700   $         1,132
   Hanover Insurance Group                             74,600             3,911
   Harleysville Group                                   6,900               205
   Heritage Commerce*                                   8,100               202
   Heritage Property Investment Trust                   6,000               238
   Highland Hospitality+                               23,000               292
   Hilb Rogal & Hobbs (B)                             166,700             6,871
   HomeBanc+ (B)                                      165,800             1,457
   Horace Mann Educators                               63,240             1,189
   Host Marriott+                                     365,400             7,820
   HRPT Properties Trust+ (B)                          99,500             1,168
   Hub International*                                  70,600             1,978
   Independent Bank                                     5,659               161
   Innkeepers USA Trust+                              182,418             3,092
   IPC Holdings (B)                                    42,600             1,195
   Irwin Financial                                     31,000               599
   iStar Financial+ (B)                                38,400             1,470
   ITLA Capital*                                        7,500               362
   Jones Lang LaSalle                                   8,300               635
   Kimco Realty                                       226,800             9,217
   Lakeland Financial                                   2,100                98
   LandAmerica Financial Group                         11,000               746
   LaSalle Hotel Properties+                           28,100             1,152
   Liberty Property Trust+                             36,800             1,735
   LTC Properties+                                     38,300               891
   Macerich+ (B)                                       26,200             1,937
   MAF Bancorp                                         21,400               937
   MainSource Financial Group                           9,485               179
   Max Re Capital                                      13,300               317
   Mercantile Bank                                      5,015               196
   MeriStar Hospitality+*                             118,100             1,226
   Mid-State Bancshares                                14,800               436
   National Financial Partners                         51,200             2,894
   National Health Investors+                          25,400               645
   Navigators Group*                                    9,400               466
   NBT Bancorp                                         58,200             1,353
   Novastar Financial+ (B)                             12,200               408
   Ocwen Financial (B)*                                31,600               323
   Odyssey Re Holdings (B)                             30,600               664
   Old National Bancorp                                26,100               565
   Omega Healthcare Investors+                         40,700               571
   Pacific Capital Bancorp                             14,666               496
   Pennsylvania Real Estate
     Investment Trust+ (B)                             40,200             1,769
   PFF Bancorp                                         35,250             1,188
   Phoenix                                             74,400             1,213
   Pico Holdings (B)*                                  77,700             2,556
   Piper Jaffray (B)*                                  74,000             4,070
   Placer Sierra Bancshares                            11,700               334
   Platinum Underwriters Holdings                     127,713             3,716
   PMI Group                                           32,700             1,502
   Premierwest Bancorp                                  8,000               148
   Presidential Life                                   32,900               836
   ProAssurance*                                       40,540             2,108


--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Prologis                                            52,500   $         2,809
   Prosperity Bancshares                               27,800               840
   Provident Bankshares                                25,200               919
   Provident Financial Holdings                         5,100               166
   PS Business Parks+                                  27,800             1,555
   Public Storage                                      36,600             2,973
   Quanta Capital Holdings*                            87,539               263
   R & G Financial, Cl B                               35,000               443
   Rainier Pacific Financial Group                     38,181               618
   RAIT Investment Trust+                              30,600               864
   Regency Centers+ (B)                                57,600             3,870
   RenaissanceRe Holdings                              41,300             1,801
   Republic Bancorp                                    87,500             1,053
   Safety Insurance Group                               4,000               183
   Saul Centers+ (B)                                   23,600             1,036
   Selective Insurance Group                           34,800             1,844
   Senior Housing Properties Trust+ (B)                23,400               424
   Signature Bank (B)*                                 66,330             2,162
   Simmons First National, Cl A                         4,800               143
   Simon Property Group (B)                           106,900             8,995
   SL Green Realty+                                     8,354               848
   Southwest Bancorp                                   10,800               240
   Sterling Financial,
     Pennsylvania Shares                               12,325               269
   Sterling Financial,
     Washington Shares                                127,300             3,692
   Stewart Information Services                       163,900             7,716
   Sunstone Hotel Investors+                           20,200               585
   Taylor Capital Group                                51,900             2,034
   Thomas Properties Group                             59,200               806
   TierOne                                             15,100               513
   Tompkins Trustco                                     3,080               148
   Trico Bancshares                                     6,800               193
   Trustmark                                           52,900             1,674
   Trustreet Properties+                               69,600             1,057
   UMB Financial                                       36,840             2,587
   Umpqua Holdings                                     70,700             2,015
   United Bankshares                                   15,000               574
   Ventas+                                            148,300             4,921
   Virginia Financial Group                             3,300               132
   Vornado Realty Trust (B)                            50,500             4,848
   Washington Federal                                  29,370               711
   WesBanco                                            22,900               751
   West Coast Bancorp                                   8,400               235
   Westamerica Bancorporation (B)                      23,200             1,205
   Winston Hotels+                                    101,270             1,151
   Wintrust Financial (B)                              43,900             2,554
   WR Berkley                                          42,425             2,463
   WSFS Financial                                       9,500               597
   Zenith National Insurance (B)                      109,850             5,287
                                                                ----------------
                                                                        289,806
                                                                ----------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 6.0%
   Accelrys*                                          305,000   $         2,217
   Albany Molecular Research*                          37,600               382
   Alpharma, Cl A (B)                                 152,100             4,079
   America Service Group*                              47,300               616
   American Dental Partners*                            5,300                72
   AMN Healthcare Services*                           189,000             3,538
   Analogic                                            21,600             1,430
   Andrx*                                             102,700             2,438
   Applera - Celera Genomics Group*                   216,000             2,525
   Bio-Rad Laboratories, Cl A*                         12,500               779
   Caliper Life Sciences (B)*                          21,600               138
   Cambrex (B)                                        127,900             2,499
   CNS                                                 35,407               763
   Community Health Systems*                           63,600             2,299
   Conmed*                                            171,900             3,292
   Cooper                                              32,100             1,734
   Cross Country Healthcare*                          100,900             1,954
   Datascope                                           14,300               566
   Diversa*                                            24,300               221
   DJ Orthopedics*                                     99,300             3,948
   Enzon Pharmaceuticals*                              58,100               471
   Flamel Technologies ADR (B)*                        37,400               791
   Genesis HealthCare*                                 30,000             1,318
   Greatbatch (B)*                                     74,100             1,624
   HealthTronics (B)*                                  86,500               715
   Kindred Healthcare (B)*                             19,400               488
   Magellan Health Services (B)*                       69,900             2,829
   Medical Staffing Network
     Holdings (B)*                                    169,300               882
   Myriad Genetics (B)*                               100,100             2,612
   National Dentex*                                    74,004             1,719
   Orthofix International*                             23,731               945
   Owens & Minor                                       40,622             1,331
   Parexel International*                              91,651             2,423
   Per-Se Technologies (B)*                           104,300             2,781
   Perrigo                                             16,700               272
   Pharmacopeia Drug Discovery*                       133,750               793
   PolyMedica                                          56,300             2,385
   PRA International*                                  15,300               379
   Regeneron Pharmaceuticals*                           3,100                52
   RehabCare Group*                                     7,122               134
   Res-Care*                                           69,801             1,283
   Sybron Dental Specialties (B)*                     110,200             4,545
   Triad Hospitals*                                    21,910               918
   Universal Health Services, Cl B                     26,900             1,366
   Valeant Pharmaceuticals
     International (B)                                 35,500               563
   Varian*                                             12,400               511
   Vertex Pharmaceuticals (B)*                         21,700               794
                                                                ----------------
                                                                         70,414
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         61

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.5%
   ABX Air*                                            98,600   $           671
   Accuride*                                           60,600               697
   Actuant, Cl A                                       18,900             1,157
   Acuity Brands                                      101,290             4,052
   Adesa                                               92,800             2,481
   AGCO (B)*                                           22,500               467
   Alaska Air Group (B)*                               56,600             2,006
   Albany International, Cl A (B)                      84,000             3,200
   Amerco*                                             15,600             1,544
   American Commercial Lines (B)*                      86,900             4,102
   American Railcar Industries*                        75,500             2,648
   AO Smith                                            82,400             4,351
   Applied Industrial Technologies                     12,750               569
   Arkansas Best (B)                                   37,700             1,475
   Banta (B)                                           95,360             4,957
   BlueLinx Holdings                                   31,100               498
   Briggs & Stratton (B)                               56,450             1,997
   Brink's                                            112,800             5,726
   Builders FirstSource*                               61,200             1,390
   CDI                                                 36,500             1,050
   CIRCOR International                                47,860             1,397
   Consolidated Graphics*                              16,100               839
   Copart*                                             54,300             1,490
   CPI Aerostructures*                                 10,990                87
   CNH Global                                          57,960             1,494
   Crane                                               10,900               447
   Cubic                                               59,600             1,427
   DiamondCluster International*                      198,100             2,120
   EnPro Industries*                                   27,200               933
   Esterline Technologies*                             14,900               637
   Federal Signal (B)                                  83,640             1,547
   Flanders*                                           83,487               975
   Flowserve (B)*                                      50,700             2,958
   Freightcar America*                                 23,100             1,469
   GATX                                               109,800             4,534
   General Cable*                                      24,600               746
   Genlyte Group*                                      10,300               702
   Geo Group*                                          19,700               657
   Global Power Equipment Group (B)*                  145,400               560
   Griffon (B)*                                        89,800             2,231
   H&E Equipment Services*                             82,900             2,414
   Harsco                                              14,900             1,231
   Hexcel (B)*                                         38,738               851
   IKON Office Solutions                               96,300             1,372
   Insituform Technologies, Cl A (B)*                  33,161               882
   Jacuzzi Brands*                                    179,700             1,766
   John H. Harland                                     63,600             2,499
   K&F Industries Holdings*                            56,000               930
   Kadant*                                             91,094             2,068
   Kansas City Southern (B)*                          169,270             4,181
   Kaydon (B)                                         142,196             5,739
   Kennametal                                           9,500               581
   Korn/Ferry International*                           78,400             1,599

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Lennox International                               174,300   $         5,205
   Mesa Air Group*                                     58,800               673
   Milacron*                                          440,135               709
   Mueller Industries (B)                              74,600             2,662
   Navistar International (B)*                        214,600             5,919
   NCO Group*                                          19,200               456
   Orbital Sciences (B)*                               82,600             1,307
   Pall (B)                                           179,600             5,602
   PAM Transportation Services*                         8,900               219
   PHH*                                                62,900             1,679
   Regal-Beloit                                        23,000               972
   Robbins & Myers                                     92,120             1,990
   Ryder System                                       111,400             4,988
   School Specialty (B)*                               51,670             1,783
   SCS Transportation*                                 17,700               515
   Simpson Manufacturing                               72,200             3,126
   SIRVA*                                              59,200               505
   Skywest                                             85,700             2,508
   Sourcecorp*                                         31,300               755
   Spherion*                                           58,400               607
   Superior Essex*                                     73,800             1,877
   Sypris Solutions                                     5,900                56
   Tecumseh Products, Cl A                            128,900             3,163
   Teledyne Technologies*                              99,653             3,548
   TeleTech Holdings*                                  71,700               797
   Tetra Tech*                                        228,470             4,361
   Thomas & Betts*                                     83,100             4,270
   UAP Holding*                                        12,800               275
   United Rentals (B)*                                 33,000             1,138
   United Stationers (B)*                              40,600             2,156
   Universal Forest Products                           72,000             4,571
   US Xpress Enterprises, Cl A*                        12,700               247
   USA Truck*                                          19,800               487
   Valmont Industries                                   6,200               261
   Volt Information Sciences*                           7,000               214
   Walter Industries (B)                               94,800             6,316
   Washington Group International*                     69,000             3,960
   Waste Connections (B)*                              45,900             1,827
   Watson Wyatt Holdings                              315,690            10,285
   WESCO International (B)*                            22,150             1,506
   Woodward Governor                                   42,000             1,396
   Xerium Technologies*                                26,100               245
   YRC Worldwide (B)*                                   3,695               141
                                                                ----------------
                                                                        193,678
                                                                ----------------
INFORMATION TECHNOLOGY -- 15.2%
   Actel (B)*                                          80,000             1,275
   Actuate*                                            41,800               178
   Advanced Digital Information*                      287,200             2,522
   Advanced Energy Industries*                          9,500               134
   Aeroflex*                                          204,710             2,811
   Agilysys                                           112,300             1,691
   Alliance Semiconductor*                            326,000               903
   Altiris (B)*                                       101,500             2,234


--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   AMIS Holdings*                                      44,300   $           401
   Amkor Technology (B)*                              119,900             1,036
   Arris Group*                                       210,034             2,890
   Asyst Technologies*                                 58,800               612
   Atari (B)*                                         124,300                80
   Avanex (B)*                                        575,700             1,877
   Avnet (B)*                                          80,210             2,036
   Avocent (B)*                                        39,439             1,252
   BearingPoint (B)*                                  306,000             2,598
   Bel Fuse, Cl B                                      11,300               396
   Belden CDT (B)                                     196,000             5,337
   BISYS Group*                                       148,674             2,004
   Black Box                                           35,600             1,711
   Borland Software*                                  154,200               833
   Brocade Communications Systems*                    696,800             4,655
   CACI International, Cl A (B)*                       18,800             1,236
   Ciber*                                             198,600             1,267
   Coherent*                                           90,602             3,181
   CommScope*                                          48,700             1,390
   Conexant Systems (B)*                               96,200               332
   CSG Systems International*                         239,200             5,564
   Cymer*                                              33,400             1,518
   Dycom Industries (B)*                               60,200             1,279
   Earthlink (B)*                                     648,300             6,191
   Electronics for Imaging*                            46,600             1,303
   Emulex*                                            147,000             2,512
   Fairchild Semiconductor
     International*                                   179,200             3,417
   Filenet (B)*                                        42,900             1,159
   Flir Systems (B)*                                   56,600             1,608
   Foundry Networks (B)*                               69,500             1,262
   Global Imaging Systems*                             27,300             1,037
   Hutchinson Technology (B)*                          18,000               543
   Hyperion Solutions*                                 26,450               862
   Imation                                             56,500             2,424
   InFocus*                                           250,700             1,191
   Infospace (B)*                                      21,700               606
   Intergraph*                                         30,000             1,250
   Internet Security Systems (B)*                      18,000               432
   Intervideo*                                         23,200               252
   Ipass*                                              21,600               173
   Keane*                                             187,100             2,947
   Keynote Systems*                                   178,200             2,039
   Komag (B)*                                          66,100             3,146
   Kulicke & Soffa Industries*                         32,100               306
   Lawson Software (B)*                               390,400             2,994
   LeCroy*                                             66,800             1,045
   Littelfuse (B)*                                     37,965             1,296
   LTX (B)*                                           268,600             1,450
   Magma Design Automation*                           127,600             1,104
   Manhattan Associates*                               94,800             2,086
   Mattson Technology*                                 68,600               823
   Maxtor*                                            263,200             2,516
   McData, Cl A (B)*                                  127,600               589

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Methode Electronics                                 98,200   $         1,069
   Mettler Toledo International*                       37,990             2,292
   MTS Systems                                         61,070             2,555
   Multi-Fineline Electronix (B)*                      12,500               731
   Open Text*                                          63,000             1,035
   Orbotech*                                           50,600             1,246
   Orckit Communications*                              41,100               903
   Parametric Technology*                             138,944             2,269
   Paxar*                                              96,147             1,882
   Perot Systems, Cl A*                                93,744             1,459
   Photronics (B)*                                     98,900             1,855
   Plexus*                                             37,600             1,413
   PMC - Sierra (B)*                                  114,300             1,405
   Polycom*                                            81,800             1,773
   PowerDsine*                                         93,700               647
   Progress Software*                                  39,400             1,146
   Quantum (B)*                                     1,243,500             4,651
   RADWARE*                                            48,200               850
   Richardson Electronics                             104,438               982
   RSA Security (B)*                                  222,600             3,993
   Rudolph Technologies*                               60,200             1,026
   SafeNet*                                             5,900               156
   Seachange International*                           218,200             1,695
   Skyworks Solutions*                                610,600             4,146
   Solectron (B)*                                   1,016,400             4,066
   SSA Global Technologies*                            17,800               285
   Startek                                             29,700               700
   Sybase (B)*                                         95,567             2,018
   Synopsys*                                           70,160             1,568
   Technitrol                                          15,500               372
   Tekelec (B)*                                       142,100             1,965
   THQ (B)*                                            40,145             1,039
   TIBCO Software (B)*                                587,900             4,915
   Ultratech (B)*                                      84,300             2,064
   Unisys (B)*                                        620,400             4,275
   United Online (B)                                  298,800             3,843
   Utstarcom (B)*                                     261,300             1,644
   WatchGuard Technologies*                           118,300               603
   Wavecom ADR*                                        68,900               954
   webMethods*                                        133,700             1,126
   Zoran (B)*                                          66,000             1,444
                                                                ----------------
                                                                        177,856
                                                                ----------------
MATERIALS -- 5.4%
   Albemarle                                           65,200             2,957
   Aptargroup                                          74,570             4,120
   Arch Chemicals                                      64,517             1,961
   Bemis (B)                                           37,523             1,185
   Buckeye Technologies*                               81,100               734
   Century Aluminum (B)*                               30,100             1,278
   Commercial Metals                                   54,800             2,931
   Constar International*                             143,500               478
   Crown Holdings*                                     74,200             1,316
   Cytec Industries (B)                               101,100             6,067


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         63

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   FMC*                                                22,960   $         1,423
   Greif, Cl A                                         36,800             2,518
   H.B. Fuller                                         16,900               868
   Hercules (B)*                                      267,600             3,693
   Innospec                                            20,400               523
   Koppers Holdings                                    25,100               493
   MacDermid                                           63,000             2,026
   Metal Management                                    62,900             1,991
   Neenah Paper (B)                                    54,505             1,785
   NewMarket*                                          46,860             2,230
   NN                                                   9,400               121
   Olin (B)                                           169,930             3,648
   OM Group*                                           65,900             1,516
   Quanex (B)                                          77,700             5,177
   Reliance Steel & Aluminum                           14,600             1,371
   Rock-Tenn, Cl A                                     38,900               583
   Ryerson (B)                                         38,300             1,025
   Schnitzer Steel Industries, Cl A                    51,800             2,220
   Schweitzer-Mauduit International                    53,550             1,285
   Silgan Holdings                                     54,600             2,193
   Steel Dynamics                                      32,900             1,866
   Texas Industries (B)                                 9,800               593
   Tronox, Cl A (B)                                    79,900             1,355
   Wellman                                             68,200               434
                                                                ----------------
                                                                         63,964
                                                                ----------------
TELECOMMUNICATION SERVICES -- 0.5%
   Centennial Communications*                         105,100               770
   Commonwealth Telephone
     Enterprises                                       33,530             1,155
   Golden Telecom (B)                                  28,300               851
   IDT*                                                58,500               640
   IDT, Cl B (B)*                                      59,600               660
   SureWest Communications                              2,600                63
   Talk America Holdings*                              43,500               371
   USA Mobility*                                       51,500             1,467
   Valor Communications Group                          28,700               378
                                                                ----------------
                                                                          6,355
                                                                ----------------
UTILITIES -- 3.3%
   AGL Resources                                       59,150             2,132
   Allete (B)                                          38,100             1,775
   Avista (B)                                          63,300             1,307
   Black Hills (B)                                     48,600             1,652
   Cascade Natural Gas                                 49,900               983
   Centerpoint Energy (B)                             138,600             1,654
   Cleco (B)                                           30,900               690
   CMS Energy (B)*                                    175,800             2,277
   El Paso Electric                                   174,000             3,313
   Empire District Electric (B)                        39,460               877
   Idacorp (B)                                         56,370             1,833
   ITC Holdings (B)                                    56,000             1,470
   Laclede Group                                       30,000             1,033

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey Resources (B)                            29,800   $         1,348
   Nicor                                                8,200               324
   NorthWestern                                        44,700             1,392
   Oneok (B)                                           16,900               545
   Ormat Technologies                                  21,400               815
   PNM Resources                                      109,500             2,672
   SEMCO Energy (B)*                                  165,100               915
   Southern Union*                                     76,800             1,907
   UIL Holdings (B)                                    24,200             1,267
   Unisource Energy                                    44,400             1,354
   Westar Energy                                      121,039             2,519
   WGL Holdings (B)                                    33,394             1,016
   Wisconsin Energy                                    27,511             1,100
                                                                ----------------
                                                                         38,170
                                                                ----------------
Total Common Stock
   (Cost $904,857) ($ Thousands)                                      1,136,440
                                                                ----------------
EXCHANGE TRADED FUNDS -- 0.5%
   iShares Russell 2000 Index Fund (B)                 67,430             5,124
   iShares S&P SmallCap 600/BARRA
     Value Index Fund                                   3,580               261
                                                                ----------------
Total Exchange Traded Funds
   (Cost $4,435) ($ Thousands)                                            5,385
                                                                ----------------

                                                    Number of
                                                     Warrants
                                                   ----------
WARRANT -- 0.0%
   Washington Mutual (D)*                             383,342                65
                                                                ----------------
Total Warrant
   (Cost $55) ($ Thousands)                                                  65
                                                                ----------------

CORPORATE OBLIGATIONS (C) -- 17.5%
FINANCIALS -- 17.5%
   Allstate Life Global Funding II
     MTN (F) (G)
        4.769%, 04/13/07                      $         2,649             2,649
   American General Finance (F) (G)
        4.779%, 04/13/07                                8,349             8,348
   American General Finance MTN, Ser F
        3.945%, 07/14/06                                  576               587
   Bear Stearns, EXL (F)
        4.759%, 04/15/07                               10,249            10,249
   CIT Group MTN (F)
        4.750%, 05/12/06                               14,394            14,394
        4.617%, 04/19/06                                1,439             1,441
   Caterpillar Financial Services MTN,
     Ser F (F)
        4.680%, 07/10/06                                2,879             2,879
   Countrywide Financial MTN, Ser A (F)
        4.960%, 09/13/06                               10,652            10,652
        4.770%, 11/03/06                                6,046             6,045


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Dekabank (F) (G)
        4.614%, 02/16/07                      $        10,652   $        10,650
   Irish Life & Permanent MTN,
     Ser X (F) (G)
        4.808%, 04/21/07                                7,658             7,656
   Islandsbanki (F) (G)
        4.844%, 03/22/07                                4,894             4,894
        4.720%, 03/07/07                                8,637             8,637
   Jackson National Life Funding (F) (G)
        4.630%, 02/01/07                               12,667            12,667
   Kaupthing Bank MTN (F) (G)
        4.836%, 03/20/07                               14,394            14,394
   Landsbanki Islands (F) (G)
        4.829%, 03/16/07                               10,940            10,940
   Liberty Lighthouse US Capital
     MTN (F) (G)
        4.725%, 05/10/06                                5,758             5,754
   Morgan Stanley EXL (F)
        4.721%, 05/04/07                                2,015             2,015
   Morgan Stanley EXL, Ser S (F)
        4.634%, 05/03/07                                2,879             2,879
   Natexis Banques (F) (G)
        4.743%, 04/13/07                                5,614             5,613
   Nationwide Building Society (F) (G)
        4.991%, 04/28/07                                3,167             3,167
        4.700%, 04/05/07                                5,758             5,758
   Nordbank (F) (G)
        4.811%, 04/23/07                                9,788             9,786
   Northern Rock (F) (G)
        4.650%, 05/03/07                                5,931             5,931
   Pacific Life Global Funding (F) (G)
        4.740%, 04/13/07                                4,318             4,318
   Premium Asset Trust,
     Ser 2004-06 (F) (G)
        4.857%, 06/30/06                                5,470             5,474
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
        4.759%, 03/15/07                                8,061             8,061
   SLM EXL, Ser S (F) (G)
        4.570%, 03/15/07                                6,334             6,334
   Sigma Finance MTN (G)
        4.680%, 11/09/06                                3,109             3,109
   Skandinav Enskilda Bank (F) (G)
        4.772%, 03/19/07                                6,334             6,333
   Witherspoon CDO Funding (F) (G)
        4.786%, 09/15/06                                4,030             4,030
                                                                ----------------
Total Corporate Obligations
   (Cost $205,644) ($ Thousands)                                        205,644
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (F) (G) -- 3.1%
MORTGAGE RELATED SECURITIES -- 3.1%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
        4.740%, 11/10/06                      $         2,879   $         2,879
   Commodore, Ser 2003-2A, Cl A1MM
        4.970%, 12/12/38                                2,649             2,649
   Duke Funding, Ser 2004-6B, Cl A1S1
        4.620%, 04/08/39                                4,318             4,318
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        4.868%, 05/25/06                                5,758             5,758
   Orchid Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        4.920%, 11/18/38                                4,416             4,416
   Park Place Securities Trust,
     Ser 2004-MM1, Cl AM4
        4.858%, 02/25/35                                4,113             4,113
   RMAC, Ser 2004-NS3A, Cl A1
        4.720%, 03/12/25                                1,031             1,031
   Saturn Ventures II
        4.730%, 08/07/06                                5,373             5,373
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
        4.851%, 12/28/18                                3,718             3,718
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
        4.930%, 06/15/06                                1,439             1,439
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
        4.930%, 09/15/06                                  864               864
                                                                ----------------
Total Asset-Backed Securities
   (Cost $36,558) ($ Thousands)                                          36,558
                                                                ----------------

CASH EQUIVALENTS -- 2.8%
   First Union Cash Management
     Program, 4.623%**                              1,783,246             1,783
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.560%**++                              31,561,696            31,562
                                                                ----------------
Total Cash Equivalents
   (Cost $33,345) ($ Thousands)                                          33,345
                                                                ----------------

MASTER NOTES (C) -- 1.8%
   Bank of America
        4.945%, 04/03/06                               14,395            14,395
   Bear Stearns
        4.995%, 04/03/06                                6,909             6,909
                                                                ----------------
Total Master Notes
   (Cost $21,304) ($ Thousands)                                          21,304
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         65

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP VALUE FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 1.7%
FINANCIALS -- 1.7%
   CPI Funding
        4.901%, 04/03/06                      $         1,173   $         1,173
   Eiffel Funding LLC
        4.867%, 04/27/06                                  864               860
        4.767%, 04/28/06                                5,758             5,714
   Elysian Funding LLC
        4.706%, 04/10/06                                2,879             2,858
   Harbour Funding
        4.763%, 04/06/06                                4,281             4,272
   Harwood Funding
        4.881%, 04/03/06                                1,382             1,381
   Thornburg Mortgage Capital Resources
        4.781%, 04/19/06                                2,879             2,867
   Transamerica Securities
        4.841%, 04/03/06                                  677               677
                                                                ----------------
Total Commercial Paper
   (Cost $19,802) ($ Thousands)                                          19,802
                                                                ----------------

TIME DEPOSIT (C) -- 0.5%
   Societe Generale
        4.900%, 04/03/06                                5,758             5,758
                                                                ----------------
Total Time Deposit
   (Cost $5,758) ($ Thousands)                                            5,758
                                                                ----------------

CERTIFICATE OF DEPOSIT (C) (F) -- 0.2%
   US Trust of New York
        4.760%, 03/13/07                                2,303             2,303
                                                                ----------------
Total Certificate of Deposit
   (Cost $2,303) ($ Thousands)                                            2,303
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
        4.225%, 05/25/06                                  715               710
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $711) ($ Thousands)                                                710
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 5.7%
   Barclays
     4.790%, dated 03/31/06, to be
     repurchased on 04/03/06, repurchase
     price $33,290,278 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $2,667,015-
     $6,843,725, 0.000%-5.900%,
     07/18/06-08/04/25; with total
     market value $33,942,584)                $        33,277   $        33,277
   Lehman Brothers 4.750%,
     dated 03/31/06, to be
     repurchased on 04/03/06, repurchase
     price $33,523,821 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $1,993-
     $3,624, 4.500%-10.700%,
     10/17/08-11/23/35; with total
     market value $34,180,721)                         33,510            33,510
                                                                ----------------
Total Repurchase Agreements
   (Cost $66,787) ($ Thousands)                                          66,787
                                                                ----------------
Total Investments -- 130.8%
   (Cost $1,301,559) ($ Thousands)                                    1,534,101
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (30.8)%
Payable Upon Return on Securities Loaned                               (358,155)
Payable for Investment Securities Purchased                             (10,634)
Payable for Fund Shares Redeemed                                         (1,239)
Investment Advisory Fees Payable                                           (631)
Administration Fees Payable                                                (340)
Shareholder Servicing Fees Payable                                         (202)
Administration Servicing Fees Payable                                        (3)
Other Assets and Liabilities, Net                                        10,256
                                                                ----------------
Total Other Assets and Liabilities                                     (360,948)
                                                                ----------------
Net Assets -- 100.0%                                            $     1,173,153
                                                                ================
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $       882,609
Distribution in excess of net investment income                            (984)
Accumulated net realized gain on investments
   and futures contracts                                                 57,855
Net unrealized appreciation on investments                              232,542
Net unrealized appreciation on futures contracts                          1,131
                                                                ----------------
Net Assets                                                      $     1,173,153
                                                                ================


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,158,621,718 / 53,691,381 shares)                                  $21.58
                                                                         =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($14,531,570 / 675,485 shares)                                        $21.51
                                                                         =======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                UNREALIZED
     TYPE OF           NUMBER OF         EXPIRATION            APPRECIATION
     CONTRACT          CONTRACTS            DATE               ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index        227            June 2006                $ 1,131

  *   Non-income producing security.

 **   Rate shown is the 7-day Effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $345,276 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $358,155 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(G) Securities sold within the terms of private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         67

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP GROWTH FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

38.9% Information Technology
12.5% Health Care
10.9% Consumer Discretionary
8.6%  Short-Term Investments
8.2%  Industrials
7.7%  Financials
6.3%  Energy
2.8%  Asset-Backed Securities
2.4%  Materials
0.9%  Consumer Staples
0.7%  Telecommunication Services
0.1%  U.S. Treasury Obligation
0.0%  Utilities
0.0%  Warrant

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.8%++
CONSUMER DISCRETIONARY -- 14.9%
   Ameristar Casinos                                   36,400   $           939
   Arbitron (B)                                         7,400               250
   Audible (B)*                                       213,900             2,248
   Bally Technologies*                                 75,900             1,290
   BJ's Restaurants*                                   85,800             2,317
   Blount International*                               88,200             1,421
   Blue Nile (B)*                                      31,900             1,123
   Bluegreen*                                          96,300             1,273
   Bright Horizons Family Solutions (B)*               16,612               643
   Buffalo Wild Wings (B)*                              7,374               307
   Build-A-Bear Workshop (B)*                          23,700               726
   Building Material Holding (B)                       80,000             2,851
   Carter's*                                           54,100             3,651
   Catalina Marketing                                  92,700             2,141
   Champion Enterprises (B)*                          143,879             2,152
   Charming Shoppes*                                  164,200             2,442
   Cheesecake Factory (B)*                             64,300             2,408
   Childrens Place Retail Stores (B)*                  11,700               677
   Coach*                                             137,000             4,737
   Corinthian Colleges (B)*                           218,500             3,146
   Cosi*                                               91,989             1,011
   CROCS (B)*                                         108,200             2,721
   CSK Auto*                                          227,200             3,151
   Ctrip.com International ADR*                        26,200             2,167
   Dick's Sporting Goods (B)*                          27,500             1,091
   Domino's Pizza                                     109,830             3,136
   Dover Downs Gaming & Entertainment                  21,100               459
   Eddie Bauer Holdings*                              251,500             3,018
   Escala Group (B)*                                   94,700             2,480
   Fleetwood Enterprises (B)*                          48,900               546
   Focus Media Holding ADR*                            17,226             1,000
   FTD Group*                                          17,300               168
   Gaiam, Cl A*                                        25,100               404

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   GameStop, Cl A (B)*                                 59,900   $         2,824
   Genesco (B)*                                        83,700             3,255
   Gildan Activewear*                                  48,000             2,281
   Golf Galaxy*                                        68,500             1,497
   Gray Television                                    340,000             2,856
   Group 1 Automotive*                                 58,300             2,772
   GSI Commerce (B)*                                  143,548             2,440
   Guess? (B)*                                         16,200               634
   Guitar Center*                                      55,200             2,633
   Gymboree (B)*                                       89,000             2,318
   Hibbett Sporting Goods (B)*                        202,009             6,664
   HOT Topic (B)*                                     265,950             3,856
   iRobot (B)*                                         28,600               795
   Jack in the Box (B)*                                49,700             2,162
   Jackson Hewitt Tax Service                          32,800             1,036
   Jakks Pacific (B)*                                  70,900             1,896
   Laureate Education*                                 20,400             1,089
   Life Time Fitness (B)*                              16,286               763
   Lin TV, Cl A*                                      230,500             2,075
   LKQ*                                                46,474               967
   Maidenform Brands*                                  24,000               264
   Marvel Entertainment (B)*                          161,250             3,244
   McCormick & Schmick's Seafood
     Restaurants*                                     121,100             3,084
   Meritage Homes*                                     41,400             2,275
   Monarch Casino & Resort*                            29,800               846
   Morgans Hotel Group (B)*                           121,600             2,147
   NetFlix (B)*                                       122,000             3,537
   Nutri/System (B)*                                   92,863             4,413
   Outdoor Channel Holdings*                          132,200             1,347
   Pacific Sunwear of California*                      11,600               257
   Pantry (B)*                                         89,705             5,597
   Petco Animal Supplies*                              21,800               514
   Phillips-Van Heusen                                 24,700               944
   Priceline.com (B)*                                  92,400             2,295
   ProQuest*                                           36,800               787
   Quiksilver (B)*                                    417,500             5,787
   RCN (B)*                                            82,500             2,137
   Reader's Digest Association (B)                    124,600             1,838
   Red Robin Gourmet Burgers (B)*                      61,379             2,897
   Regis (B)                                           83,100             2,865
   Ruby Tuesday (B)                                    47,900             1,537
   Sauer-Danfoss                                       14,900               342
   Sinclair Broadcast Group, Cl A                     138,900             1,132
   Sonic (B)*                                          72,400             2,543
   Stamps.com (B)*                                     70,000             2,468
   Standard-Pacific (B)                                47,000             1,580
   Strayer Education (B)                               23,300             2,383
   Sunterra*                                           55,000               785
   Thor Industries (B)                                 23,200             1,238
   Timberland, Cl A (B)*                               58,300             1,996
   Too*                                                79,600             2,734
   Tractor Supply (B)*                                 32,600             2,163
   Tupperware Brands                                   28,600               589


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Under Armour, Cl A (B)*                             59,900   $         1,941
   Urban Outfitters (B)*                              112,600             2,763
   Value Line                                          20,800               770
   VistaPrint*                                         55,237             1,649
   Volcom*                                             21,800               775
   Yankee Candle                                      164,200             4,494
                                                                ----------------
                                                                        183,864
                                                                ----------------

CONSUMER STAPLES -- 1.2%
   Chattem (B)*                                        48,500             1,826
   Gold Kist (B)*                                     198,900             2,514
   Lance                                               62,300             1,402
   Longs Drug Stores (B)                               36,500             1,689
   NBTY*                                              150,700             3,394
   Parlux Fragrances (B)*                              27,700               893
   Premium Standard Farms                             150,100             2,634
   Spartan Stores*                                     48,900               624
                                                                ---------------
                                                                         14,976
                                                                ----------------

ENERGY -- 8.1%
   Alon USA Energy                                     97,200             2,393
   Arlington Tankers                                   92,500             2,127
   Atwood Oceanics*                                    16,300             1,646
   Basic Energy Services*                             174,600             5,203
   Berry Petroleum, Cl A                               36,725             2,514
   Bronco Drilling (B)*                               112,700             2,964
   Cabot Oil & Gas                                     43,600             2,090
   Denbury Resources*                                  89,352             2,830
   Dresser-Rand Group*                                 32,900               818
   Dril-Quip (B)*                                      29,680             2,103
   Encore Acquisition*                                 86,000             2,666
   Energy Partners (B)*                               110,500             2,606
   EXCO Resources*                                     34,900               437
   Helix Energy Solutions Group (B)*                  149,900             5,681
   Hercules Offshore*                                 159,000             5,408
   Hornbeck Offshore Services*                         63,160             2,278
   Hydril (B)*                                         71,715             5,590
   Input/Output (B)*                                  223,300             2,168
   KCS Energy*                                         90,200             2,345
   KFX (B)*                                           127,000             2,311
   Maritrans                                           79,500             1,942
   Maverick Tube (B)*                                  58,545             3,102
   Natural Gas Services Group*                         31,400               561
   Penn Virginia                                       32,600             2,315
   Petroleum Development*                              46,000             2,087
   Rentech (B)*                                       637,000             2,771
   SEACOR Holdings*                                    26,500             2,099
   St. Mary Land & Exploration (B)                     35,600             1,454
   Stone Energy*                                       62,500             2,758
   Superior Energy Services*                          113,800             3,049
   Syntroleum (B)*                                    218,900             1,810
   Tetra Technologies*                                 66,076             3,108
   Todco, Cl A                                         22,400               883

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Union Drilling*                                    204,300   $         2,987
   Vaalco Energy*                                      54,400               364
   W&T Offshore (B)                                    55,100             2,221
   W-H Energy Services*                               109,300             4,863
   Western Refining*                                  145,800             3,152
   World Fuel Services                                 54,785             2,216
                                                                ----------------
                                                                         99,920
                                                                ----------------

FINANCIALS -- 9.9%
   Acadia Realty Trust+                               112,000             2,638
   Advance America Cash Advance
     Centers (B)                                       84,100             1,209
   Affiliated Managers Group (B)*                      36,715             3,914
   American Equity Investment Life
     Holding (B)                                      129,700             1,860
   American Home Mortgage
     Investment+ (B)                                   81,700             2,550
   Amerisafe*                                         118,500             1,422
   Asset Acceptance Capital*                           41,900               816
   Asta Funding                                        19,500               649
   Bank of the Ozarks (B)                               9,500               347
   Boston Private Financial Holdings (B)               72,350             2,445
   Brookline Bancorp                                   94,000             1,456
   Calamos Asset Management, Cl A (B)                  71,200             2,663
   Capital of the West (B)                              4,500               165
   Cascade Bancorp                                     29,850               882
   Center Financial                                    52,400             1,270
   Cohen & Steers                                       1,600                39
   Community Bancorp*                                   6,100               189
   CompuCredit (B)*                                    55,100             2,028
   Corus Bankshares (B)                                61,900             3,679
   Delphi Financial Group, Cl A                        72,750             3,756
   DiamondRock Hospitality+                           185,900             2,568
   Digital Realty Trust+                               22,000               620
   Education Realty Trust+                            162,900             2,492
   Encore Capital Group (B)*                          111,600             1,646
   First Cash Financial Services*                     142,300             2,845
   First Regional Bancorp*                              5,200               463
   First Republic Bank                                 63,700             2,409
   FirstFed Financial (B)*                             32,600             1,950
   Glacier Bancorp (B)                                 20,212               628
   Greenhill (B)                                       31,600             2,089
   Hanmi Financial                                     53,400               964
   HCC Insurance Holdings                              84,400             2,937
   Highbury Financial*                                123,000               819
   Housevalues (B)*                                    55,100               454
   IntercontinentalExchange (B)*                       38,500             2,658
   Investment Technology Group (B)*                    66,690             3,321
   Jones Lang LaSalle                                   5,900               452
   Kansas City Life Insurance                          29,900             1,532
   KNBT Bancorp                                       115,500             1,888
   Medical Properties Trust+                          232,000             2,505
   MFA Mortgage Investments+ (B)                      275,000             1,746
   Midwest Banc Holdings (B)                           82,600             2,143


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         69

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Nara Bancorp                                        55,000   $           965
   Nasdaq Stock Market (B)*                            68,000             2,723
   NorthStar Realty Finance+                          101,800             1,115
   Old Second Bancorp                                   6,700               220
   optionsXpress Holdings (B)                          79,500             2,312
   PFF Bancorp                                         90,660             3,056
   Placer Sierra Bancshares                            48,400             1,382
   Platinum Underwriters Holdings                      74,860             2,178
   Portfolio Recovery Associates (B)*                  69,900             3,273
   Preferred Bank                                       7,400               374
   Premierwest Bancorp                                  5,900               109
   ProAssurance*                                       47,525             2,471
   RAIT Investment Trust+                              51,600             1,457
   Saxon Capital+                                     167,800             1,752
   SeaBright Insurance Holdings*                       29,900               521
   Signature Bank (B)*                                 80,700             2,630
   Strategic Hotels & Resorts+                        112,200             2,612
   SVB Financial Group (B)*                           128,400             6,812
   TAC Acquisition*                                   386,000             2,625
   TAL International Group*                           116,000             2,797
   Thomas Weisel Partners Group*                       72,700             1,592
   TradeStation Group*                                 64,300               889
   UCBH Holdings                                       15,500               293
   United PanAm Financial*                             42,900             1,326
   Wilshire Bancorp                                    39,100               727
   World Acceptance*                                   16,400               449
   Zenith National Insurance                           46,750             2,250
                                                                ----------------
                                                                        122,016
                                                                ----------------

HEALTH CARE -- 17.2%
   Adolor*                                             12,900               307
   Advanced Medical Optics*                             5,400               252
   Align Technology (B)*                              186,900             1,714
   Alkermes (B)*                                      164,309             3,623
   Alliance Imaging*                                  328,500             2,116
   Allion Healthcare*                                  83,600             1,134
   Alpharma, Cl A                                     115,000             3,084
   American Dental Partners*                           16,400               221
   Amsurg (B)*                                         85,000             1,929
   Amylin Pharmaceuticals (B)*                         38,153             1,868
   Anadys Pharmaceuticals*                            156,200             2,516
   Applera - Celera Genomics Group*                   254,300             2,973
   Arena Pharmaceuticals (B)*                          93,900             1,700
   Ariad Pharmaceuticals (B)*                         356,900             2,348
   Array Biopharma*                                   255,300             2,333
   Arthrocare (B)*                                     14,300               684
   Aspect Medical Systems*                             20,494               562
   AtriCure*                                           34,200               274
   Bio-Rad Laboratories, Cl A (B)*                     39,800             2,481
   BioScrip*                                          157,400             1,135
   Biosite (B)*                                        50,500             2,622
   Candela*                                            32,200               695
   Cantel Medical*                                     14,900               244
   Caraco Pharmaceutical Laboratories*                 33,700               438
   Cardiome Pharma*                                    43,500               552

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Cell Genesys (B)*                                  343,300   $         2,740
   Centene (B)*                                        96,200             2,806
   Cephalon (B)*                                      138,200             8,327
   Chemed                                              54,630             3,242
   China Medical Technologies ADR (B)*31,644              956
   Coley Pharmaceutical Group (B)*                     25,800               391
   Combinatorx (B)*                                    56,000               666
   Conceptus (B)*                                     121,300             1,590
   Conor Medsystems*                                   58,300             1,714
   Cubist Pharmaceuticals (B)*                        332,300             7,633
   Cutera*                                             17,800               483
   CV Therapeutics (B)*                               240,000             5,299
   Cyberonics (B)*                                    124,200             3,201
   Cynosure*                                           59,900             1,108
   Dade Behring Holdings                               55,615             1,986
   deCODE genetics (B)*                                78,400               680
   Depomed (B)*                                        82,600               539
   Digene (B)*                                        123,345             4,823
   Discovery Laboratories (B)*                         55,139               404
   DJ Orthopedics*                                     15,000               596
   Encore Medical*                                     80,900               414
   Encysive Pharmaceuticals (B)*                      520,600             2,546
   Endo Pharmaceuticals Holdings*                     105,300             3,455
   Enzon Pharmaceuticals*                              77,900               631
   Exelixis (B)*                                      319,321             3,835
   Five Star Quality Care*                             31,100               339
   Genesis HealthCare*                                 21,300               936
   Greatbatch*                                        107,700             2,360
   HealthTronics*                                      93,200               771
   Human Genome Sciences (B)*                         203,500             2,212
   Idenix Pharmaceuticals (B)*                         13,600               185
   Illumina*                                            4,200               100
   Immucor*                                            69,400             1,991
   Incyte (B)*                                        409,300             2,464
   Intermagnetics General (B)*                        143,583             3,597
   IRIS International (B)*                             35,209               550
   Ista Pharmaceuticals (B)*                          135,300               859
   Keryx Biopharmaceuticals (B)*                      120,900             2,310
   KV Pharmaceutical, Cl A (B)*                        22,800               550
   Kyphon (B)*                                         41,400             1,540
   Lifecell (B)*                                       44,900             1,012
   Luminex*                                            20,100               299
   Martek Biosciences (B)*                             27,400               900
   Medarex (B)*                                       538,800             7,123
   Medcath*                                           123,500             2,361
   Medicis Pharmaceutical, Cl A                        29,500               962
   Mentor                                              38,400             1,740
   MGI Pharma (B)*                                    142,100             2,487
   Micrus Endovascular*                               114,900             1,625
   Molecular Devices*                                  46,100             1,529
   Myogen*                                             18,200               659
   Myriad Genetics (B)*                                94,785             2,473
   Nastech Pharmaceutical (B)*                        189,700             3,415
   Nektar Therapeutics (B)*                           149,700             3,051


--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Neopharm (B)*                                       27,600   $           231
   Neurocrine Biosciences (B)*                         26,256             1,695
   Neurometrix*                                        11,500               448
   NuVasive*                                           53,600             1,010
   NxStage Medical (B)*                                41,200               529
   Odyssey HealthCare*                                102,900             1,771
   Onyx Pharmaceuticals*                               22,000               578
   OraSure Technologies (B)*                          337,100             3,472
   Orchid Cellmark*                                    92,900               533
   Pain Therapeutics (B)*                             119,100             1,295
   PainCare Holdings (B)*                             403,200               770
   Palomar Medical Technologies*                       35,900             1,201
   Panacos Pharmaceuticals (B)*                       116,900               884
   Par Pharmaceutical (B)*                             41,600             1,172
   PDL BioPharma (B)*                                 162,625             5,334
   Pediatrix Medical Group*                             3,600               369
   Phase Forward*                                      65,200               726
   PolyMedica                                          67,200             2,847
   PRA International*                                  26,900               667
   PSS World Medical (B)*                             128,500             2,479
   Psychiatric Solutions (B)*                          76,340             2,529
   Renovis (B)*                                        12,100               258
   Rigel Pharmaceuticals*                             132,300             1,520
   Rotech Healthcare*                                  62,300               904
   Salix Pharmaceuticals*                              24,500               404
   Senomyx (B)*                                        37,000               609
   SeraCare Life Sciences (B)*                         17,400                63
   Somanetics (B)*                                     17,200               380
   SurModics (B)*                                      77,800             2,751
   Symmetry Medical*                                   55,600             1,179
   Syneron Medical*                                    37,500             1,095
   Taro Pharmaceuticals Industries*                   108,200             1,508
   Techne*                                             31,260             1,880
   Telik*                                             265,400             5,138
   Tercica (B)*                                       141,900               951
   Third Wave Technologies*                           179,100               561
   Thoratec (B)*                                       97,320             1,875
   Transgenomic (B)*                                  390,200               312
   Trizetto Group (B)*                                107,200             1,886
   U.S. Physical Therapy*                              20,100               344
   United Therapeutics (B)*                            62,500             4,142
   Vasogen*                                           156,800               331
   Ventiv Health (B)*                                  78,665             2,613
   Viropharma*                                         43,700               555
   Vital Signs                                          5,900               324
   West Pharmaceutical Services                        26,700               927
                                                                ----------------
                                                                        211,320
                                                                ----------------

INDUSTRIALS -- 11.1%

   Aaon*                                                9,500               227
   ABX Air (B)*                                       115,900               789
   Active Power (B)*                                  109,500               546
   Administaff                                         48,585             2,641
   Advisory Board*                                     65,963             3,679
   AGCO (B)*                                          151,000             3,132

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Amerco*                                             15,600   $         1,544
   American Commercial Lines (B)*                      36,700             1,732
   American Reprographics*                            105,001             3,643
   American Science & Engineering (B)*                  8,900               831
   Apogee Enterprises (B)                              48,100               812
   Applied Industrial Technologies                     17,200               767
   Aries Maritime Transport                           152,500             2,130
   Armor Holdings (B)*                                 41,100             2,396
   Aviall*                                             28,181             1,073
   BE Aerospace (B)*                                  121,200             3,045
   Beacon Roofing Supply (B)*                          15,099               614
   Builders FirstSource*                               69,900             1,587
   Ceradyne*                                            5,350               267
   Clean Harbors (B)*                                  10,800               320
   Columbus McKinnon*                                  13,800               372
   Comfort Systems USA                                 28,400               383
   Consolidated Graphics*                              36,700             1,913
   Continental Airlines, Cl B (B)*                    134,600             3,621
   CoStar Group*                                       17,862               927
   CRA International (B)*                              18,500               911
   EDO (B)                                             42,300             1,305
   ESCO Technologies (B)*                              49,100             2,487
   ExpressJet Holdings*                                60,800               452
   Freightcar America*                                 40,500             2,576
   Gardner Denver*                                     60,970             3,975
   Genlyte Group*                                       7,797               531
   GrafTech International*                            410,300             2,503
   Grubb & Ellis Realty Advisors*                     340,500             2,196
   Grupo Aeroportuario del Sureste ADR                 66,500             2,220
   H&E Equipment Services*                             67,400             1,963
   Herman Miller                                       99,900             3,238
   Hexcel*                                             99,100             2,177
   HUB Group, Cl A (B)*                                88,960             4,055
   IHS, Cl A*                                          39,200             1,072
   Insteel Industries                                  31,000             1,760
   JLG Industries (B)                                  33,000             1,016
   John H. Harland                                     22,100               869
   Kenexa*                                             62,058             1,908
   Knight Transportation (B)                           95,325             1,883
   Knoll                                              176,965             3,773
   Labor Ready*                                        51,400             1,231
   Lamson And Sessions Company (B)*                   159,165             4,430
   Lennox International                               175,530             5,241
   Lincoln Electric Holdings                           57,100             3,083
   McGrath Rentcorp                                    17,200               517
   Mine Safety Appliances (B)                          50,500             2,121
   MTC Technologies*                                   17,100               479
   Navigant Consulting (B)*                            69,900             1,492
   NCI Building Systems (B)*                          127,550             7,624
   Nordson                                             15,000               748
   Resources Connection (B)*                           70,500             1,756
   Ritchie Bros. Auctioneers                           38,000             1,881
   Simpson Manufacturing                               82,100             3,555


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         71

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Skywest                                             32,600   $           954
   Sun Hydraulics                                      31,900               682
   Sypris Solutions                                    77,045               727
   TeleTech Holdings*                                  81,300               903
   Terex*                                              30,800             2,441
   UAP Holding*                                        28,200               606
   United Industrial (B)                               34,400             2,096
   United Rentals (B)*                                 86,200             2,974
   Universal Truckload Services*                       95,500             2,392
   USA Truck*                                          46,800             1,152
   Wabtec                                              74,100             2,416
   Waste Connections (B)*                              24,800               987
   WESCO International (B)*                            30,000             2,040
   World Air Holdings*                                  3,900                38
                                                                ----------------
                                                                        136,427
                                                                ----------------

INFORMATION TECHNOLOGY -- 29.6%
   Adaptec*                                           405,100             2,240
   Adtran                                              24,300               636
   Advanced Energy Industries (B)*                    141,800             2,004
   Advent Software*                                    88,600             2,518
   Aeroflex*                                           50,500               693
   Akamai Technologies (B)*                           116,100             3,819
   Altera (B)*                                        395,800             8,169
   Amkor Technology (B)*                               64,500               557
   Ansoft*                                              5,100               213
   aQuantive (B)*                                     263,023             6,192
   Arris Group*                                        62,300               857
   Art Technology Group (B)*                          267,845               860
   Aspen Technology (B)*                               51,924               657
   Asyst Technologies (B)*                            202,800             2,111
   ATMI*                                               40,390             1,220
   Avid Technology (B)*                                38,400             1,669
   BISYS Group*                                        81,500             1,099
   Blackbaud                                          127,094             2,693
   Blackboard*                                         19,174               545
   Blue Coat Systems*                                  15,300               333
   Brightpoint (B)*                                    68,065             2,114
   Brooks Automation (B)*                             354,200             5,044
   CNET Networks (B)*                                  76,910             1,093
   Cogent (B)*                                         40,000               734
   Cognex (B)                                          38,192             1,132
   CommScope*                                         119,930             3,424
   Covansys*                                           20,000               344
   Credence Systems (B)*                              760,340             5,581
   Cree (B)*                                          184,800             6,063
   CSG Systems International*                         157,600             3,666
   Cymer (B)*                                         135,100             6,139
   Daktronics                                          17,700               646
   DealerTrack Holdings*                               12,300               262
   Digimarc*                                          359,800             2,688
   Digital Insight*                                   103,555             3,769
   Digital River (B)*                                  10,900               475
   Digitas*                                            85,500             1,231

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Diodes (B)*                                         93,343   $         3,874
   Dot Hill Systems*                                  262,000             1,860
   Eagle Test Systems (B)*                             52,300               805
   Earthlink (B)*                                     170,400             1,627
   eCollege.com (B)*                                   54,300             1,023
   EFJ*                                               136,300             1,471
   Emulex (B)*                                        150,500             2,572
   Equinix (B)*                                        12,439               799
   Euronet Worldwide (B)*                             112,000             4,237
   F5 Networks (B)*                                    39,100             2,834
   Factset Research Systems (B)                        45,700             2,027
   Flir Systems (B)*                                   40,687             1,156
   Genesis Microchip (B)*                             114,600             1,953
   Harmonic*                                           92,500               589
   Heartland Payment Systems (B)*                      52,100             1,290
   Homestore*                                         694,700             4,557
   Hutchinson Technology (B)*                         152,100             4,589
   i2 Technologies (B)*                                16,500               284
   Imation                                             46,500             1,995
   Immersion*                                         575,200             4,993
   Informatica (B)*                                   255,600             3,975
   Infospace (B)*                                     109,600             3,063
   infoUSA                                             54,500               707
   Interdigital Communications*                        32,000               785
   Intergraph*                                          7,800               325
   International DisplayWorks (B)*                    226,550             1,484
   International Rectifier (B)*                        26,300             1,090
   Internet Security Systems (B)*                      55,600             1,333
   InterVoice*                                         28,000               241
   Iomega*                                            375,500             1,232
   Itron (B)*                                          79,000             4,728
   Ixia*                                              140,700             2,006
   IXYS*                                               33,700               311
   j2 Global Communications (B)*                       12,900               606
   Jupitermedia (B)*                                  144,400             2,596
   Knot*                                               35,100               635
   Komag (B)*                                          92,800             4,417
   Kronos (B)*                                         15,700               587
   Kulicke & Soffa Industries*                         41,200               393
   Lattice Semiconductor (B)*                       1,177,800             7,844
   Leadis Technology*                                 241,100             1,369
   Lionbridge Technologies*                           198,900             1,573
   Liquidity Services*                                 55,779               683
   LoJack (B)*                                         54,500             1,307
   Marchex, Cl B (B)*                                 235,000             5,052
   Mastec*                                             52,200               740
   Mattson Technology*                                 33,000               396
   MAXIMUS                                             52,000             1,871
   Maxtor*                                            392,300             3,750
   Mentor Graphics (B)*                               153,100             1,692
   Metrologoc Instruments*                             20,300               470
   Micrel (B)*                                         93,600             1,387
   Micros Systems (B)*                                 28,750             1,324
   Microsemi (B)*                                     234,563             6,828


--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   MicroStrategy, Cl A*                                29,700   $         3,127
   MIPS Technologies*                                  31,900               238
   MTS Systems                                         30,400             1,272
   Multi-Fineline Electronix (B)*                      73,115             4,276
   Neoware (B)*                                        47,190             1,398
   Net 1 UEPS Technologies*                            36,700             1,039
   Netgear*                                            17,500               333
   Netlogic Microsystems (B)*                          89,010             3,668
   Nuance Communications (B)*                         344,000             4,063
   O2Micro International ADR*                         173,800             1,847
   Omnivision Technologies (B)*                       141,500             4,273
   ON Semiconductor (B)*                              327,300             2,376
   Online Resources*                                  122,600             1,594
   Openwave Systems (B)*                               73,200             1,580
   Opsware (B)*                                        88,200               756
   OSI Systems (B)*                                   129,500             2,736
   PAR Technology*                                     35,400               628
   Parametric Technology*                              56,800               928
   Parkervision (B)*                                  223,000             2,433
   Perot Systems, Cl A (B)*                           111,800             1,740
   Photronics*                                         20,400               383
   Pixelworks*                                        561,050             2,788
   Plantronics (B)                                     99,200             3,515
   Plexus (B)*                                         48,900             1,837
   PLX Technology*                                    333,199             4,182
   Polycom (B)*                                       681,800            14,781
   Portalplayer (B)*                                   58,100             1,292
   Powerwave Technologies (B)*                        194,300             2,621
   Presstek (B)*                                       99,200             1,180
   Quality Systems (B)                                 84,222             2,788
   Rackable Systems*                                   44,100             2,331
   RealNetworks (B)*                                  255,700             2,109
   Reynolds & Reynolds, Cl A                           69,000             1,960
   RF Micro Devices (B)*                              795,000             6,877
   RightNow Technologies (B)*                          63,897             1,014
   Rudolph Technologies*                              109,800             1,872
   Seachange International*                           227,500             1,768
   Secure Computing (B)*                              237,100             2,736
   Semtech (B)*                                       104,800             1,875
   Silicon Laboratories (B)*                           21,200             1,165
   Sirf Technology Holdings (B)*                      148,066             5,243
   Skyworks Solutions*                                646,500             4,390
   Solectron*                                         714,100             2,856
   Sonic Solutions (B)*                                41,800               757
   Spatialight (B)*                                   393,900             1,394
   Spatialight (D) (G)*                               100,000               319
   SSA Global Technologies*                            39,400               632
   Standard Microsystems*                              28,700               746
   STATS ChipPAC ADR (B)*                             198,282             1,557
   Stratasys (B)*                                      40,573             1,196
   Symmetricom (B)*                                   201,100             1,719
   Synaptics (B)*                                      43,200               950
   Synenco Energy*                                     31,600               660
   Taleo, Cl A*                                        66,200               864

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Tekelec (B)*                                       159,700   $         2,209
   Tessera Technologies (B)*                           97,051             3,113
   THQ (B)*                                           191,672             4,962
   TIBCO Software*                                    237,900             1,989
   TNS*                                                14,700               311
   Trident Microsystems (B)*                          129,480             3,763
   Triquint Semiconductor (B)*                        976,900             4,806
   Ultra Clean Holdings*                              178,700             1,340
   United Online                                      185,600             2,387
   Universal Display (B)*                              16,200               233
   Valueclick (B)*                                    159,295             2,695
   Vasco Data Security International (B)*              49,900               408
   VeriFone Holdings*                                 188,545             5,711
   WebEx Communications (B)*                           37,800             1,273
   Websense (B)*                                       48,600             1,340
   Website Pros (B)*                                   65,900               926
   Wind River Systems (B)*                            412,800             5,139
   Witness Systems*                                    59,200             1,504
   Wright Express (B)*                                113,500             3,184
                                                                ----------------
                                                                        364,780
                                                                ----------------
MATERIALS -- 2.7%
   ADA-ES (B)*                                         23,400               565
   AK Steel Holding*                                   84,500             1,267
   Carpenter Technology (B)                            28,100             2,656
   Cleveland-Cliffs (B)                                23,700             2,065
   Eagle Materials (B)                                 37,800             2,410
   Greif, Cl A                                          4,600               315
   Headwaters (B)*                                     45,200             1,798
   Olin                                                78,600             1,688
   Quanex                                              50,800             3,385
   Reliance Steel & Aluminum                           54,405             5,110
   Schnitzer Steel Industries, Cl A                    78,200             3,351
   Silgan Holdings                                     10,400               418
   Steel Dynamics                                      46,200             2,621
   Symyx Technologies (B)*                             98,900             2,743
   Wheeling-Pittsburgh (B)*                           129,400             2,376
                                                                ----------------
                                                                         32,768
                                                                ----------------
TELECOMMUNICATION SERVICES -- 1.1%
   Centennial Communications*                          89,900               659
   Fairpoint Communications                           272,000             3,759
   Premiere Global Services*                          143,600             1,156
   SBA Communications, Cl A*                          228,925             5,359
   Syniverse Holdings*                                 76,200             1,204
   Time Warner Telecom, Cl A*                          40,910               735
                                                                ----------------
                                                                         12,872
                                                                ----------------

UTILITIES -- 0.0%

   New Jersey Resources                                 9,800               444
                                                                ----------------
Total Common Stock
   (Cost $1,026,033) ($ Thousands)                                    1,179,387
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         73

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN STOCK -- 1.9%
CANADA -- 1.9%
   Canaccord Capital                                  218,700   $         3,899
   Dundee Real Estate Investment Trust                 69,500             1,656
   Dundee Wealth Management                           196,991             1,948
   First Quantum Minerals                             105,000             4,320
   Grande Cache Coal*                                 467,000             1,057
   OPTI Canada*                                        94,500             3,586
   Railpower Technologies*                            430,600             1,661
   Sherritt International                             222,600             2,032
   Synenco Energy, Cl A*                              138,100             2,883
   Synenco Energy (D) (G)*                             37,852               632
                                                                ----------------
Total Foreign Stock
   (Cost $18,351) ($ Thousands)                                          23,674
                                                                ----------------

                                                    Number of
                                                     Warrants
                                                   ----------
WARRANT -- 0.0%
   Parkervision (D) (G)*                               17,500                86
                                                                ----------------
Total Warrant
   (Cost $37) ($ Thousands)                                                  86
                                                                ----------------

CORPORATE OBLIGATIONS (C) -- 21.5%
FINANCIALS -- 21.5%
   Allstate Life Global Funding II
     MTN (F) (H)
        4.769%, 04/13/07                      $         3,401             3,401
   American General Finance (F) (H)
        4.779%, 04/13/07                               10,720            10,719
   American General Finance MTN, Ser F
        3.945%, 07/14/06                                  739               754
   Bear Stearns, EXL (F)
        4.759%, 04/15/07                               13,160            13,160
   CIT Group MTN (F)
        4.750%, 05/12/06                               18,483            18,483
        4.617%, 04/19/06                                1,848             1,850
   Caterpillar Financial Services MTN,
     Ser F (F)
        4.680%, 07/10/06                                3,697             3,697
   Countrywide Financial MTN, Ser A (F)
        4.960%, 09/13/06                               13,677            13,677
        4.770%, 11/03/06                                7,763             7,762
   Dekabank (F) (H)
        4.614%, 02/16/07                               13,677            13,675

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Irish Life & Permanent MTN,
     Ser X (F) (H)
        4.808%, 04/21/07                      $         9,833   $         9,831
   Islandsbanki (F) (H)
        4.844%, 03/22/07                                6,284             6,284
        4.720%, 03/07/07                               11,090            11,090
   Jackson National Life Funding (F) (H)
        4.630%, 02/01/07                               16,265            16,265
   Kaupthing Bank MTN (F) (H)
        4.836%, 03/20/07                               18,483            18,483
   Landsbanki Islands (F) (H)
        4.829%, 03/16/07                               14,047            14,047
   Liberty Lighthouse US Capital
     MTN (F) (H)
        4.725%, 05/10/06                                7,393             7,388
   Morgan Stanley EXL (F)
        4.721%, 05/04/07                                2,588             2,588
   Morgan Stanley EXL, Ser S (F)
        4.634%, 05/03/07                                3,697             3,696
   Natexis Banques (F) (H)
        4.743%, 04/13/07                                7,208             7,207
   Nationwide Building Society (F) (H)
        4.991%, 04/28/07                                4,066             4,067
        4.700%, 04/05/07                                7,393             7,393
   Nordbank (F) (H)
        4.811%, 04/23/07                               12,568            12,566
   Northern Rock (F) (H)
        4.650%, 05/03/07                                7,615             7,615
   Pacific Life Global Funding (F) (H)
        4.740%, 04/13/07                                5,545             5,545
   Premium Asset Trust,
     Ser 2004-06 (F) (H)
        4.857%, 06/30/06                                7,024             7,028
   Premium Asset Trust,
     Ser 2004-10 (F) (H)
        4.759%, 03/15/07                               10,350            10,350
   SLM EXL, Ser S (F) (H)
        4.570%, 03/15/07                                8,132             8,132
   Sigma Finance MTN (H)
        4.680%, 11/09/06                                3,992             3,992
   Skandinav Enskilda Bank (F) (H)
        4.772%, 03/19/07                                8,133             8,132
   Witherspoon CDO Funding (F) (H)
        4.786%, 09/15/06                                5,175             5,175
                                                                ----------------
Total Corporate Obligations
   (Cost $264,052) ($ Thousands)                                        264,052
                                                                ----------------


--------------------------------------------------------------------------------
74         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (F) (H) -- 3.8%
MORTGAGE RELATED SECURITIES -- 3.8%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
        4.740%, 11/10/06                      $         3,697   $         3,697
   Commodore, Ser 2003-2A, Cl A1MM
        4.970%, 12/12/38                                3,401             3,401
   Duke Funding, Ser 2004-6B, Cl A1S1
        4.620%, 04/08/39                                5,545             5,545
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        4.868%, 05/25/06                                7,393             7,393
   Orchid Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        4.920%, 11/18/38                                5,671             5,671
   Park Place Securities Trust,
     Ser 2004-MM1, Cl AM4
        4.858%, 02/25/35                                5,281             5,281
   RMAC, Ser 2004-NS3A, Cl A1
        4.720%, 03/12/25                                1,323             1,323
   Saturn Ventures II
        4.730%, 08/07/06                                6,899             6,899
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
        4.851%, 12/28/18                                4,774             4,774
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
        4.930%, 06/15/06                                1,848             1,848
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
        4.930%, 09/15/06                                1,109             1,109
                                                                ----------------
Total Asset-Backed Securities
   (Cost $46,941) ($ Thousands)                                          46,941
                                                                ----------------

MASTER NOTES (C) -- 2.2%
   Bank of America
        4.945%, 04/03/06                               18,483            18,483
   Bear Stearns
        4.995%, 04/03/06                                8,872             8,872
                                                                ----------------
Total Master Notes
   (Cost $27,355) ($ Thousands)                                          27,355
                                                                ----------------

CASH EQUIVALENTS -- 2.0%
   First Union Cash Management
     Program, 4.623%**                              2,567,102             2,567
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.560%**++                              22,011,787            22,012
                                                                ----------------
Total Cash Equivalents
   (Cost $24,579) ($ Thousands)                                          24,579
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 2.1%
FINANCIALS -- 2.1%
   CPI Funding
        4.901%, 04/03/06                      $         1,507   $         1,506
   Eiffel Funding LLC
        4.867%, 04/27/06                                1,109             1,104
        4.767%, 04/28/06                                7,393             7,336
   Elysian Funding LLC
        4.706%, 04/10/06                                3,697             3,670
   Harbour Funding
        4.763%, 04/06/06                                5,496             5,485
   Harwood Funding
        4.881%, 04/03/06                                1,774             1,774
   Thornburg Mortgage Capital Resources
        4.781%, 04/19/06                                3,697             3,682
   Transamerica Securities
        4.841%, 04/03/06                                  869               869
                                                                ----------------
Total Commercial Paper
   (Cost $25,426) ($ Thousands)                                          25,426
                                                                ----------------

TIME DEPOSIT (C) -- 0.6%
   Societe Generale
        4.900%, 04/03/06                                7,393             7,393
                                                                ----------------
Total Time Deposit
   (Cost $7,393) ($ Thousands)                                            7,393
                                                                ----------------

CERTIFICATE OF DEPOSIT (C) (F) -- 0.2%
   US Trust of New York
        4.760%, 03/13/07                                2,957             2,957
                                                                ----------------
Total Certificate of Deposit
   (Cost $2,957) ($ Thousands)                                            2,957
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
        4.203%, 05/25/06                                2,290             2,275
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $2,276) ($ Thousands)                                            2,275
                                                                ----------------

REPURCHASE AGREEMENTS (C) -- 7.0%
   Barclays
     4.790%, dated 03/31/06, to be
     repurchased on 04/03/06, repurchase
     price $42,745,708 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $3,424,526-
     $8,787,547, 0.000%-5.900%,
     07/18/06-08/04/25; with total
     market value $43,583,288)                         42,729            42,729


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         75

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP GROWTH FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     4.750% dated 03/31/06, to be
     repurchased on 04/03/06, repurchase
     price $43,045,583 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $2,559-
     $4,645, 4.500%-10.700%,
     10/17/08-11/23/35; with total
     market value $43,889,063)                $        43,028   $        43,028
                                                                ----------------
Total Repurchase Agreements
   (Cost $85,757) ($ Thousands)                                          85,757
                                                                ----------------
Total Investments -- 137.3%
   (Cost $1,531,157) ($ Thousands)                                    1,689,882
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (37.3)%
Payable Upon Return on Securities Loaned                               (459,882)
Payable for Investment Securities Purchased                              (8,547)
Payable for Fund Shares Redeemed                                         (1,662)
Investment Advisory Fees Payable                                           (656)
Administration Fees Payable                                                (357)
Shareholder Servicing Fees Payable                                         (145)
Administration Servicing Fees Payable                                        (2)
Other Assets and Liabilities, Net                                        12,594
                                                                ----------------
Total Other Assets & Liabilities                                       (458,657)
                                                                ----------------
Net Assets -- 100.0%                                            $     1,231,225
                                                                ================

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $     1,110,583
Accumulated net investment loss                                          (2,605)
Accumulated net realized loss on investments
   and futures contracts                                                (36,865)
Net unrealized appreciation on investments                              158,725
Net unrealized appreciation on futures contracts                          1,387
                                                                ----------------
Net Assets                                                      $     1,231,225
                                                                ================

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,218,037,324 / 58,779,858 shares)                                  $20.72
                                                                         =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($13,187,160 / 644,072 shares)                                        $20.47
                                                                         =======

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                 UNREALIZED
     TYPE OF           NUMBER OF     EXPIRATION                 APPRECIATION
     CONTRACT          CONTRACTS        DATE                   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index        278         June 2006                   $ 1,387

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

 ++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $444,626 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $459,882 ($ Thousands).

(D) Securities considered restricted and securities are fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2006 was $1,037 ($ Thousands) and represented 0.08% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(G) Securities considered illiquid. The total value of such securities as of March 31, 2006 was $1,037 ($Thousands) and represents 0.08% of Net Assets.

(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

MID-CAP FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

26.9% Financials
15.8% Information Technology
9.3%  Consumer Discretionary
8.6%  Health Care
8.6%  Industrials
7.8%  Materials
7.6%  Short-Term Investments
4.9%  Utilities
4.2%  Energy
4.0%  Consumer Staples
1.9%  Asset-Backed Securities
0.3%  Telecommunication Services
0.1%  U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.2%
CONSUMER DISCRETIONARY -- 11.3%
   Abercrombie & Fitch, Cl A                            3,000   $           175
   American Eagle Outfitters                            4,900               146
   AnnTaylor Stores*                                    6,400               235
   Autoliv                                              2,000               113
   Barnes & Noble                                      39,800             1,841
   Brinker International                               13,700               579
   Brunswick                                            2,200                86
   Darden Restaurants*                                 24,300               997
   Dollar General                                      33,800               597
   Dollar Tree Stores (B)*                              3,700               102
   Eastman Kodak (B)                                   13,900               395
   EchoStar Communications, Cl A*                      31,500               941
   Goodyear Tire & Rubber (B)*                         97,200             1,408
   International Game Technology                        1,500                53
   J.C. Penney                                         16,800             1,015
   Men's Wearhouse                                      2,300                83
   Meredith                                               900                50
   Nordstrom                                            4,500               176
   NVR (B)*                                               300               222
   Penn National Gaming (B)*                           41,400             1,746
   Rent-A-Center (B)*                                  13,250               339
   TRW Automotive Holdings*                            13,100               305
   Whirlpool                                           14,800             1,354
                                                                ----------------
                                                                         12,958
                                                                ----------------

CONSUMER STAPLES -- 4.9%
   Archer-Daniels-Midland                              22,500               757
   Del Monte Foods                                     25,000               297
   Energizer Holdings (B)*                             11,200               594
   Kroger (B)*                                        101,300             2,062
   Loews - Carolina Group                              25,100             1,187
   Pepsi Bottling Group                                10,400               316

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Pilgrim's Pride (B)                                 12,800   $           277
   Supervalu (B)                                        2,400                74
                                                                ----------------
                                                                          5,564
                                                                ----------------

ENERGY -- 5.1%
   Chesapeake Energy                                    6,400               201
   Kerr-McGee                                          10,700             1,022
   Patterson-UTI Energy                                31,000               991
   Pioneer Natural Resources                           13,000               575
   Plains Exploration & Production*                    26,600             1,028
   Sunoco                                              11,400               884
   Tidewater (B)                                        3,900               215
   Unit*                                               17,300               965
                                                                ----------------
                                                                          5,881
                                                                ----------------

FINANCIALS -- 18.4%
   A.G. Edwards                                        12,500               623
   American Financial Group                            13,700               570
   Assurant                                             6,400               315
   Bank of Hawaii                                      18,500               986
   Camden Property Trust+                               3,000               216
   CBL & Associates Properties+                        28,800             1,223
   City National                                       15,400             1,183
   Comerica                                            10,600               614
   Conseco*                                             6,300               156
   Crescent Real Estate Equities+                         800                17
   E*Trade Financial*                                   4,600               124
   East West Bancorp (B)                               20,800               802
   Federated Investors, Cl B                           42,400             1,656
   First American                                      15,100               591
   Genworth Financial, Cl A                            18,100               605
   HCC Insurance Holdings                              28,350               987
   Hospitality Properties Trust+ (B)                   39,700             1,734
   HRPT Properties Trust+                              34,000               399
   Kimco Realty                                        12,300               500
   Nationwide Financial Services, Cl A                 40,000             1,721
   Nuveen Investments, Cl A                            26,400             1,271
   Philadelphia Consolidated Holding*                  12,800               437
   Public Storage                                      10,900               885
   SL Green Realty+                                     8,300               842
   Stancorp Financial Group                             9,900               536
   Synovus Financial                                   21,800               591
   UnionBanCal                                         17,200             1,207
   WR Berkley                                           2,900               168
                                                                ----------------
                                                                         20,959
                                                                ----------------

HEALTH CARE -- 10.6%
   AmerisourceBergen                                   18,600               898
   Applera - Applied Biosystems Group                  13,200               358
   Barr Pharmaceuticals (B)*                            2,300               145
   Bausch & Lomb                                       21,600             1,376


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         77

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Celgene (B)*                                         4,000   $           177
   Cephalon (B)*                                        4,200               253
   Community Health Systems*                           18,700               676
   Dade Behring Holdings                               31,600             1,128
   Invitrogen (B)*                                      4,500               316
   Kinetic Concepts*                                   18,800               774
   King Pharmaceuticals*                               56,100               968
   Kos Pharmaceuticals (B)*                             3,100               148
   Lincare Holdings (B)*                               24,500               954
   McKesson                                            24,200             1,262
   Medimmune*                                           7,100               260
   Millipore*                                           4,400               321
   PDL BioPharma (B)*                                  10,500               344
   Techne (B)*                                          4,800               289
   Universal Health Services, Cl B (B)                 28,000             1,422
                                                                ----------------
                                                                         12,069
                                                                ----------------

INDUSTRIALS -- 10.5%
   American Standard                                   13,400               574
   CSX                                                  9,200               550
   Cummins (B)                                         17,800             1,871
   Eaton                                                6,500               474
   Equifax                                              8,200               305
   Herman Miller                                       15,100               490
   JB Hunt Transport Services (B)                      17,900               386
   Laidlaw International                               62,800             1,708
   Norfolk Southern                                     7,800               422
   Parker Hannifin                                      3,400               274
   Republic Services                                   19,700               838
   Rockwell Automation (B)                              4,200               302
   RR Donnelley & Sons                                  5,100               167
   Ryder System                                         8,800               394
   Teleflex (B)                                        21,000             1,504
   USG (B)*                                            18,000             1,709
                                                                ----------------
                                                                         11,968
                                                                ----------------

INFORMATION TECHNOLOGY -- 19.4%
   Advanced Micro Devices*                              1,400                46
   Agilent Technologies*                                5,700               214
   Amphenol, Cl A                                       9,800               511
   Arrow Electronics*                                  48,400             1,562
   BMC Software (B)*                                   73,300             1,588
   Cadence Design Systems (B)*                         25,900               479
   Ceridian*                                           38,200               972
   Computer Sciences*                                  27,100             1,505
   Electronic Data Systems (B)                         18,100               486
   Fair Isaac                                          34,900             1,383
   Freescale Semiconductor, Cl B*                      37,000             1,027
   Global Payments                                     23,200             1,230
   Harris                                              30,200             1,428

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Intuit*                                              3,400   $           181
   Jabil Circuit*                                      20,900               896
   Lam Research (B)*                                   18,900               813
   Lexmark International, Cl A (B)*                    11,500               522
   MEMC Electronic Materials (B)*                      10,700               395
   Mettler Toledo International*                       16,100               972
   Micron Technology (B)*                              41,100               605
   National Semiconductor                              52,500             1,462
   Nvidia (B)*                                         12,000               687
   VeriSign*                                           16,100               386
   Western Digital*                                    91,200             1,772
   Xerox (B)*                                          67,000             1,018
                                                                ----------------
                                                                         22,140
                                                                ----------------
MATERIALS -- 9.6%
   Crown Holdings*                                     27,400               486
   Eastman Chemical                                    10,300               527
   Florida Rock Industries                              5,600               315
   FMC*                                                13,500               837
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                         28,000             1,673
   Huntsman*                                            7,400               143
   Lubrizol                                            17,600               754
   Lyondell Chemical                                   24,000               478
   Martin Marietta Materials                           17,900             1,916
   Nucor                                                6,500               681
   Phelps Dodge                                        25,800             2,078
   Temple-Inland (B)                                   22,500             1,002
   Tronox, Cl B                                         2,158                37
                                                                ----------------
                                                                         10,927
                                                                ----------------
TELECOMMUNICATION SERVICES -- 0.4%
   CenturyTel                                          12,400               485
                                                                ----------------
UTILITIES -- 6.0%
   AES*                                                47,900               817
   American Electric Power (B)                         52,800             1,796
   Centerpoint Energy (B)                              48,300               576
   Edison International                                 2,200                91
   National Fuel Gas                                   38,400             1,256
   Pepco Holdings (B)                                  23,000               524
   PG&E                                                 7,600               296
   PPL                                                 14,000               412
   Sempra Energy                                       13,224               614
   Wisconsin Energy                                    11,400               456
                                                                ----------------
                                                                          6,838
                                                                ----------------
   Total Common Stock
      (Cost $94,891) ($ Thousands)                                      109,789
                                                                ----------------


--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) -- 13.2%
FINANCIALS -- 13.2%
   Allstate Life Global Funding II
      MTN (E) (F)
          4.769%, 04/13/07                    $           194   $           194
   American General Finance (E) (F)
          4.779%, 04/13/07                                611               611
   American General Finance MTN, Ser F
          3.945%, 07/14/06                                 42                43
   Bear Stearns, EXL (E)
          4.759%, 04/15/07                                750               750
   CIT Group MTN (E)
          4.750%, 05/12/06                              1,053             1,053
          4.617%, 04/19/06                                105               105
   Caterpillar Financial Services MTN,
      Ser F (E)
          4.680%, 07/10/06                                211               211
   Countrywide Financial MTN, Ser A (E)
          4.960%, 09/13/06                                779               779
          4.770%, 11/03/06                                442               442
   Dekabank (E) (F)
          4.614%, 02/16/07                                779               779
   Irish Life & Permanent MTN,
      Ser X (E) (F)
          4.808%, 04/21/07                                560               560
   Islandsbanki (E) (F)
          4.844%, 03/22/07                                358               358
          4.720%, 03/07/07                                632               632
   Jackson National Life Funding (E) (F)
          4.630%, 02/01/07                                927               927
   Kaupthing Bank MTN (E) (F)
          4.836%, 03/20/07                              1,053             1,053
   Landsbanki Islands (E) (F)
          4.829%, 03/16/07                                800               800
   Liberty Lighthouse US Capital
      MTN (E) (F)
          4.725%, 05/10/06                                421               421
   Morgan Stanley EXL (E)
          4.721%, 05/04/07                                147               147
   Morgan Stanley EXL, Ser S (E)
          4.634%, 05/03/07                                211               211
   Natexis Banques (E) (F)
          4.743%, 04/13/07                                411               410
   Nationwide Building Society (E) (F)
          4.991%, 04/28/07                                232               232
          4.700%, 04/05/07                                421               421
   Nordbank (E) (F)
          4.811%, 04/23/07                                716               716
   Northern Rock (E) (F)
          4.650%, 05/03/07                                434               434
   Pacific Life Global Funding (E) (F)
          4.740%, 04/13/07                                316               316
   Premium Asset Trust, Ser 2004-06 (E) (F)
          4.857%, 06/30/06                                400               400

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

Premium Asset Trust, Ser 2004-10 (E) (F)
       4.759%, 03/15/07                       $           590   $           590
SLM EXL, Ser S (E) (F)
       4.570%, 03/15/07                                   463               463
Sigma Finance MTN (F)
       4.680%, 11/09/06                                   227               227
Skandinav Enskilda Bank (E) (F)
       4.772%, 03/19/07                                   463               463
Witherspoon CDO Funding (E) (F)
       4.786%, 09/15/06                                   295               295
                                                                ----------------
Total Corporate Obligations
   (Cost $15,043) ($ Thousands)                                          15,043
                                                                ----------------
CASH EQUIVALENT -- 3.2%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%**++                              3,705,045             3,705
                                                                ----------------
Total Cash Equivalent
   (Cost $3,705) ($ Thousands)                                            3,705
                                                                ----------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 2.3%
MORTGAGE RELATED SECURITIES -- 2.3%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
          4.740%, 11/10/06                                211               211
   Commodore, Ser 2003-2A, Cl A1MM
          4.970%, 12/12/38                                194               194
   Duke Funding, Ser 2004-6B, Cl A1S1
          4.620%, 04/08/39                                316               316
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
          4.868%, 05/25/06                                421               421
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
          4.920%, 11/18/38                                323               323
   Park Place Securities Trust,
      Ser 2004-MM1, Cl AM4
          4.858%, 02/25/35                                301               301
   RMAC, Ser 2004-NS3A, Cl A1
          4.720%, 03/12/25                                 75                75
   Saturn Ventures II
          4.730%, 08/07/06                                393               393
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
          4.851%, 12/28/18                                272               272
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD
          4.930%, 06/15/06                                105               105
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME
          4.930%, 09/15/06                                 63                63
                                                                ----------------
Total Asset-Backed Securities
   (Cost $2,674) ($ Thousands)                                            2,674
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         79

STATEMENT OF NET ASSETS (Unaudited)

MID-CAP FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

MASTER NOTES (C) -- 1.4%
   Bank of America
          4.945%, 04/03/06                    $         1,053   $         1,053
   Bear Stearns
          4.995%, 04/03/06                                505               505
                                                                ----------------
Total Master Notes
   (Cost $1,558) ($ Thousands)                                            1,558
                                                                ----------------

COMMERCIAL PAPER (C) (D) -- 1.3%
FINANCIALS -- 1.3%
   CPI Funding
          4.901%, 04/03/06                                 86                86
   Eiffel Funding LLC
          4.867%, 04/27/06                                 63                63
          4.767%, 04/28/06                                421               418
   Elysian Funding LLC
          4.706%, 04/10/06                                211               209
   Harbour Funding
          4.763%, 04/06/06                                313               312
   Harwood Funding
          4.881%, 04/03/06                                101               101
   Thornburg Mortgage Capital Resources
          4.781%, 04/19/06                                211               210
   Transamerica Securities
          4.841%, 04/03/06                                 50                50
                                                                ----------------
Total Commercial Paper
   (Cost $1,449) ($ Thousands)                                            1,449
                                                                ----------------
TIME DEPOSIT (C) -- 0.4%
   Societe Generale
          4.900%, 04/03/06                                421               421
                                                                ----------------
Total Time Deposit
   (Cost $421) ($ Thousands)                                                421
                                                                ----------------
CERTIFICATE OF DEPOSIT (C) (E) -- 0.2%
   US Trust of New York
          4.760%, 03/13/07                                168               168
                                                                ----------------
Total Certificate of Deposit
   (Cost $168) ($ Thousands)                                                168
                                                                ----------------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
          4.180%, 06/15/06                                200               198
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $198) ($ Thousands)                                                198
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 4.2%
   Barclays
      4.790%, dated 03/31/06, to be
      repurchased on 04/03/06, repurchase
      price $2,435,162 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $195,090-
      $500,614, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $2,482,878)                $         2,434   $         2,434
   Lehman Brothers
      4.750%, dated 03/31/06, to be
      repurchased on 04/03/06, repurchase
      price $2,452,246 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $146-$265,
      4.500%-10.700%, 10/17/08-
      11/23/35; with total market
      value $2,500,298)                                 2,451             2,451
                                                                ----------------
Total Repurchase Agreements
   (Cost $4,885) ($ Thousands)                                            4,885
                                                                ----------------
Total Investments -- 122.6%
   (Cost $124,992) ($ Thousands)                                        139,890
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (22.6)%
Payable Upon Return on Securities Loaned                                (26,199)
Payable for Fund Shares Redeemed                                            (86)
Investment Advisory Fees Payable                                            (36)
Administration Fees Payable                                                 (32)
Shareholder Servicing Fees Payable                                          (23)
Other Assets and Liabilities, Net                                           620
                                                                ----------------
Total Other Assets and Liabilities                                      (25,756)
                                                                ----------------
Net Assets -- 100.0%                                            $       114,134
                                                                ================

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $        94,664
Undistributed net investment income                                          32
Accumulated net realized gain on investments
   and futures contracts                                                  4,452
Net unrealized appreciation on investments                               14,898
Net unrealized appreciation on futures contracts                             88
                                                                ----------------
Net Assets                                                      $       114,134
                                                                ================


--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($114,134,477 / 5,458,417 shares)                                     $20.91
                                                                         =======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                  UNREALIZED
      TYPE OF                  NUMBER OF        EXPIRATION       APPRECIATION
      CONTRACT                 CONTRACTS           DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI               47            June 2006            $88

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $25,369 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $26,199 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         81

STATEMENT OF NET ASSETS (Unaudited)

U.S. MANAGED VOLATILITY FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

18.4% Financials
16.1% Health Care
11.8% Consumer Staples
11.0% Utilities
8.3%  Industrials
8.2%  Consumer Discretionary
7.5%  Information Technology
5.5%  Energy
4.8%  Short-Term Investment
4.1%  Materials
4.1%  Telecommunication Services
0.2%  U.S. Treasury Obligation

#Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.2%
CONSUMER DISCRETIONARY -- 8.2%
   Autoliv                                             15,900   $           900
   Belo, Cl A                                          16,100               320
   Choice Hotels International                         18,800               861
   Dillard's, Cl A                                     16,000               417
   DIRECTV Group*                                      50,300               825
   Fortune Brands                                      34,421             2,775
   Gildan Activewear*                                  10,700               508
   GTECH Holdings                                      19,100               650
   Harte-Hanks                                         28,900               790
   Hearst-Argyle Television                            74,392             1,738
   International Speedway, Cl A                         7,300               372
   ITT Educational Services*                           11,600               743
   John Wiley & Sons, Cl A                             16,800               636
   McClatchy, Cl A                                      4,400               215
   NTL*                                                18,034               525
   Pacific Sunwear of California*                      24,700               547
   Panera Bread, Cl A*                                  8,400               631
   Polaris Industries                                  13,300               726
   R.H. Donnelley*                                      5,149               300
   Shaw Communications, Cl B*                          37,000               885
   TRW Automotive Holdings*                            36,600               853
   Valassis Communications*                            12,800               376
   VF                                                  33,468             1,904
   Weight Watchers International*                       8,200               421
   Yum! Brands                                          1,900                93
                                                                ----------------
                                                                         19,011
                                                                ----------------

CONSUMER STAPLES -- 11.7%
   Anheuser-Busch                                      20,800               890
   Brown-Forman, Cl B                                  19,338             1,488
   Campbell Soup                                       28,750               932
   Church & Dwight                                     23,700               875
   Clorox                                              22,846             1,367
   Dean Foods*                                         92,480             3,591
   General Mills                                       20,300             1,029

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Hershey                                             17,500   $           914
   HJ Heinz                                             4,900               186
   Hormel Foods                                       107,964             3,649
   JM Smucker                                           8,585               341
   Kellogg                                             81,425             3,586
   McCormick                                           15,000               508
   Pepsi Bottling Group                                50,646             1,539
   PepsiAmericas                                      109,835             2,686
   PepsiCo                                              7,720               446
   Pilgrim's Pride                                     17,900               388
   Supervalu                                            2,800                86
   Sysco                                               76,663             2,457
   TreeHouse Foods*                                    10,406               276
                                                                ----------------
                                                                         27,234
                                                                ----------------
ENERGY -- 5.5%
   Cameco                                              25,800               929
   Enbridge                                            28,900               834
   Exxon Mobil                                         61,560             3,747
   Helmerich & Payne                                    6,300               440
   Imperial Oil Limited                                 9,600             1,032
   Nexen                                               12,600               693
   Petro-Canada                                        21,600             1,028
   Plains Exploration & Production*                    23,900               923
   Quicksilver Resources*                              15,900               615
   Suncor Energy                                        6,700               516
   Sunoco                                               4,000               310
   Transcanada                                         31,400               908
   Western Gas Resources                               15,400               743
                                                                ----------------
                                                                         12,718
                                                                ----------------
FINANCIALS -- 18.3%
   Alleghany*                                           2,040               591
   Allied Capital                                      29,067               889
   American Financial Group                            29,556             1,230
   Bancorpsouth                                         6,100               146
   BlackRock, Cl A                                      7,300             1,022
   BOK Financial                                       20,994               998
   Brookfield Properties                               28,400               970
   Cincinnati Financial                                17,000               715
   CNA Financial*                                      10,472               333
   Commerce Bancshares                                 48,453             2,504
   Commerce Group                                      28,981             1,531
   Crescent Real Estate Equities+                      70,107             1,477
   East West Bancorp                                   16,300               628
   Federated Investors, Cl B                           18,700               730
   Fidelity National Title Group, Cl A                 15,898               362
   Fulton Financial                                    44,000               757
   Hospitality Properties Trust+                       15,405               673
   International Bancshares                            39,499             1,135
   iStar Financial+                                    10,045               384
   Leucadia National                                   12,237               730
   Liberty Property Trust+                             17,483               824
   Loews                                               28,862             2,921


--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Markel*                                              8,118   $         2,741
   Mercury General                                     22,407             1,230
   Nuveen Investments, Cl A                            15,000               722
   Pan Pacific Retail Properties+                       5,295               375
   Peoples Bank                                        12,634               414
   Philadelphia Consolidated Holding*                  26,643               910
   PMI Group                                           20,200               928
   Popular                                             44,300               920
   Reinsurance Group of America                        37,612             1,779
   RenaissanceRe Holdings                              10,100               441
   Safeco                                              52,537             2,638
   Simon Property Group                                 3,631               305
   Stancorp Financial Group                            13,800               747
   Student Loan                                         4,745             1,106
   Synovus Financial                                    7,800               211
   Torchmark                                           19,242             1,099
   Valley National Bancorp                             30,000               769
   Wachovia                                             5,278               296
   Washington Federal                                  58,992             1,428
   Webster Financial                                   19,937               966
   Whitney Holding                                     24,600               872
                                                                ----------------
                                                                         42,447
                                                                ----------------
HEALTH CARE -- 15.9%
   Alcon                                                7,300               761
   American Pharmaceutical Partners*                    8,500               242
   AmerisourceBergen                                   48,806             2,356
   Barr Pharmaceuticals*                               12,200               768
   Cardinal Health                                     37,872             2,822
   Celgene*                                            11,600               513
   Dade Behring Holdings                               26,696               953
   Dentsply International                              28,504             1,658
   Edwards Lifesciences*                               36,869             1,604
   Endo Pharmaceuticals Holdings*                      24,300               797
   Express Scripts*                                     5,070               446
   Health Net*                                          5,992               305
   Henry Schein*                                       58,312             2,791
   Hillenbrand Industries                              60,744             3,340
   Hologic*                                            15,200               841
   Idexx Laboratories*                                 23,793             2,055
   Invitrogen*                                          4,200               295
   Johnson & Johnson                                   46,240             2,738
   King Pharmaceuticals*                               42,300               730
   Laboratory of America Holdings*                     13,000               760
   Manor Care                                           9,168               407
   McKesson                                            68,270             3,559
   Medco Health Solutions*                              4,619               264
   Merck                                                6,900               243
   Patterson*                                          22,100               778
   Quest Diagnostics                                    4,200               215
   Respironics*                                        46,382             1,805
   Techne*                                             13,100               788
   Triad Hospitals*                                    20,600               863

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   VCA Antech*                                         15,600   $           444
   Zimmer Holdings*                                    12,500               845
                                                                ----------------
                                                                         36,986
                                                                ----------------
INDUSTRIALS -- 8.2%
   Alexander & Baldwin                                  8,700               415
   Alliant Techsystems*                                 8,800               679
   CH Robinson Worldwide                               20,200               992
   Chicago Bridge & Iron                               16,300               391
   Dun & Bradstreet*                                    4,708               361
   GATX                                                12,500               516
   Harsco                                              11,000               909
   JetBlue Airways*                                    49,500               531
   Laidlaw International                               32,600               887
   Landstar System                                     15,200               671
   Lockheed Martin                                      7,368               553
   Northrop Grumman                                    38,109             2,602
   Pitney Bowes                                        65,386             2,807
   Republic Services                                   58,062             2,468
   Robert Half International                            3,600               139
   Stericycle*                                         28,233             1,909
   Teleflex                                             4,184               300
   Union Pacific                                        8,400               784
   UTI Worldwide                                       25,500               806
   Waste Management                                     9,025               318
                                                                ----------------
                                                                         19,038
                                                                ----------------
INFORMATION TECHNOLOGY -- 7.4%
   Adtran                                              20,900               547
   Affiliated Computer Services, Cl A*                 14,400               859
   ATI Technologies*                                   24,500               421
   Cognizant Technology Solutions, Cl A*                9,600               571
   Fair Isaac                                          21,100               836
   Fairchild Semiconductor International*              18,200               347
   Flir Systems*                                       16,200               460
   Harris                                              10,200               483
   Hewitt Associates, Cl A*                             7,500               223
   Ingram Micro, Cl A*                                 98,047             1,961
   Lexmark International, Cl A*                        16,600               753
   Qualcomm                                            12,000               607
   Reynolds & Reynolds, Cl A                           97,808             2,778
   Silicon Laboratories*                               17,800               978
   Sybase*                                             24,300               513
   Tech Data*                                          74,784             2,760
   Tektronix                                           25,700               918
   Total System Services                               20,700               413
   Zebra Technologies, Cl A*                           16,700               747
                                                                ----------------
                                                                         17,175
                                                                ----------------
MATERIALS -- 4.0%
   Agrium                                              30,900               781
   Ball                                                 4,100               180
   Bemis                                               25,500               805
   Eagle Materials                                     14,100               899


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         83

STATEMENT OF NET ASSETS (Unaudited)

U.S. MANAGED VOLATILITY FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Freeport-McMoRan Copper & Gold,
      Cl B                                              5,800   $           347
   Martin Marietta Materials                            8,400               899
   Methanex                                            11,400               234
   Newmont Mining                                       9,759               506
   Nova Chemicals                                      12,900               368
   Packaging of America                                31,300               702
   Pactiv*                                             37,400               918
   Sonoco Products                                     25,200               854
   Steel Dynamics                                      16,100               913
   Vulcan Materials                                    11,200               971
                                                                ----------------
                                                                          9,377
                                                                ----------------
TELECOMMUNICATION SERVICES -- 4.1%
   BCE                                                 42,400             1,020
   CenturyTel                                          24,500               958
   Citizens Communications                             65,500               869
   Telephone & Data Systems                            67,414             2,659
   US Cellular*                                        48,124             2,857
   Verizon Communications                              30,300             1,032
                                                                ----------------
                                                                          9,395
                                                                ----------------

UTILITIES -- 10.9%
   AGL Resources                                       21,700               782
   Alliant Energy                                      26,600               837
   Consolidated Edison                                 22,500               979
   Constellation Energy Group                          13,700               750
   DPL                                                 16,100               435
   DTE Energy                                          16,000               641
   Edison International                                22,000               906
   Energen                                             23,400               819
   Energy East                                         29,000               705
   Great Plains Energy                                 21,700               611
   Hawaiian Electric Industries                        54,704             1,484
   MDU Resources Group                                 26,400               883
   Northeast Utilities                                 38,700               756
   NSTAR                                               46,306             1,325
   OGE Energy                                          88,568             2,568
   Pepco Holdings                                      51,961             1,184
   PG&E                                                23,500               914
   Puget Energy                                        32,700               693
   SCANA                                               21,000               824
   Sempra Energy                                       18,300               850
   TECO Energy                                         44,000               709
   TXU                                                 22,500             1,007
   Vectren                                             31,824               839
   Westar Energy                                       21,700               452
   Wisconsin Energy                                    22,600               904
   WPS Resources                                       48,352             2,380
                                                                ----------------
                                                                         25,237
                                                                ----------------

Total Common Stock
   (Cost $203,211) ($ Thousands)                                        218,618
                                                                ----------------

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 4.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%**++                             11,065,557   $        11,066
                                                                ----------------
Total Cash Equivalent
   (Cost $11,066) ($ Thousands)                                          11,066
                                                                ----------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
  U.S. Treasury Bills
         4.238%, 05/25/06                     $           470               467
                                                                ----------------
Total U.S. Treasury Obligation
   (Cost $467) ($ Thousands)                                                467
                                                                ----------------
Total Investments -- 99.2%
   (Cost $214,744) ($ Thousands)                                        230,151
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- 0.8%
Investment Advisory Fees Payable                                           (104)
Payable for Fund Shares Redeemed                                            (94)
Administration Fees Payable                                                 (67)
Shareholder Servicing Fees Payable                                          (38)
Other Assets and Liabilities, Net                                         2,245
                                                                ----------------
Total Other Assets and Liabilities                                        1,942
                                                                ----------------
Net Assets -- 100.0%                                            $       232,093
                                                                ================
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $       214,857
Undistributed net investment income                                          26
Accumulated net realized gain on investments
   and futures contracts                                                  1,805
Net unrealized appreciation on investments                               15,407
Net unrealized depreciation on futures contracts                             (2)
                                                                ----------------
Net Assets                                                      $       232,093
                                                                ================
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($232,093,429 / 19,885,990 shares)                                    $11.67
                                                                         =======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                  UNREALIZED
      TYPE OF                   NUMBER OF       EXPIRATION       DEPRECIATION
      CONTRACT                  CONTRACTS          DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI               74            June 2006           $(2)

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

REAL ESTATE FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

86.5% Financials
8.7%  Consumer Discretionary
4.2%  Short-Term Investments
0.4%  Exchange Traded Fund
0.2%  Asset-Backed Securities

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%
CONSUMER DISCRETIONARY -- 9.1%
   Starwood Hotels & Resorts Worldwide                172,800   $        11,703
   WCI Communities (B)*                                47,800             1,330
                                                                ----------------
                                                                         13,033
                                                                ----------------
FINANCIALS -- 89.1%
   Acadia Realty Trust+                                31,900               751
   AMB Property+                                       32,700             1,775
   Apartment Investment & Management,
      Cl A                                             46,100             2,162
   Archstone-Smith Trust                              148,950             7,264
   AvalonBay Communities+                              69,800             7,615
   Boston Properties                                   47,800             4,457
   Brandywine Realty Trust+                            79,900             2,538
   Camden Property Trust+                              41,400             2,983
   CB Richard Ellis Group, Cl A*                       10,900               880
   Corporate Office Properties Trust+                  75,300             3,444
   DiamondRock Hospitality+                             9,800               135
   DiamondRock Hospitality+                            34,500               476
   Equity Office Properties Trust                      52,700             1,770
   Equity Residential                                 158,200             7,402
   Essex Property Trust+                               13,300             1,446
   Extra Space Storage+                               112,500             1,934
   Federal Realty Investment Trust+                    37,700             2,835
   General Growth Properties+ (B)                     126,310             6,173
   Host Marriott+                                     381,900             8,173
   iStar Financial+                                    23,700               907
   Kimco Realty                                       146,300             5,946
   Liberty Property Trust+                             26,500             1,250
   Macerich+                                           54,900             4,060
   Mack-Cali Realty+                                   74,300             3,566
   Post Properties+                                    55,050             2,450
   Prologis                                           140,200             7,501
   PS Business Parks+                                  16,600               928
   Public Storage                                      25,200             2,047
   Reckson Associates Realty+                          79,450             3,640
   Regency Centers+                                    61,500             4,132
   Saul Centers+                                       20,100               883
   Shurgard Storage Centers, Cl A+                     33,100             2,206
   Simon Property Group                               127,950            10,766
   SL Green Realty+                                    23,400             2,375
   Taubman Centers+                                    26,550             1,106
   Thomas Properties Group                             19,600               267

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Trizec Properties+                                 111,400   $         2,866
   Ventas+                                            103,800             3,444
   Vornado Realty Trust                                35,900             3,446
                                                                ----------------
                                                                        127,999
                                                                ----------------
Total Common Stock
   (Cost $108,528) ($ Thousands)                                         141,032
                                                                ----------------
EXCHANGE TRADED FUND -- 0.4%
   iShares Cohen & Steers Realty
      Majors Index Fund                                 6,000               515
                                                                ----------------
Total Exchange Traded Fund
   (Cost $382) ($ Thousands)                                                515
                                                                ----------------
CASH EQUIVALENT -- 4.0%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%**++                              5,677,920             5,678
                                                                ----------------
Total Cash Equivalent
   (Cost $5,678) ($ Thousands)                                            5,678
                                                                ----------------

CORPORATE OBLIGATIONS (C) -- 1.0%
FINANCIALS -- 1.0%
   Allstate Life Global Funding II
      MTN (D) (E)
          4.769%, 04/13/07                    $            19                19
   American General Finance (D) (E)
          4.779%, 04/13/07                                 60                60
   American General Finance MTN, Ser F
          3.945%, 07/14/06                                  4                 4
   Bear Stearns, EXL (D)
          4.759%, 04/15/07                                 74                74
   CIT Group MTN (D)
          4.750%, 05/12/06                                104               104
          4.617%, 04/19/06                                 10                10
   Caterpillar Financial Services MTN,
      Ser F (D)
          4.680%, 07/10/06                                 21                21
   Countrywide Financial MTN, Ser A (D)
          4.960%, 09/13/06                                 77                77
          4.770%, 11/03/06                                 44                44
   Dekabank (D) (E)
          4.614%, 02/16/07                                 77                77
   Irish Life & Permanent MTN,
      Ser X (D) (E)
          4.808%, 04/21/07                                 55                55
   Islandsbanki (D) (E)
          4.844%, 03/22/07                                 35                35
          4.720%, 03/07/07                                 62                62
   Jackson National Life Funding (D) (E)
          4.630%, 02/01/07                                 91                91


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         85

STATEMENT OF NET ASSETS (Unaudited)

REAL ESTATE FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Kaupthing Bank MTN (D) (E)
          4.836%, 03/20/07                    $           104   $           104
   Landsbanki Islands (D) (E)
          4.829%, 03/16/07                                 79                79
   Liberty Lighthouse US Capital
      MTN (D) (E)
          4.725%, 05/10/06                                 42                41
   Morgan Stanley EXL (D)
          4.721%, 05/04/07                                 15                15
   Morgan Stanley EXL, Ser S (D)
          4.634%, 05/03/07                                 21                21
   Natexis Banques (D) (E)
          4.743%, 04/13/07                                 40                40
   Nationwide Building Society (D) (E)
          4.991%, 04/28/07                                 23                23
          4.700%, 04/05/07                                 42                42
   Nordbank (D) (E)
          4.811%, 04/23/07                                 71                71
   Northern Rock (D) (E)
          4.650%, 05/03/07                                 43                43
   Pacific Life Global Funding (D) (E)
          4.740%, 04/13/07                                 31                31
   Premium Asset Trust, Ser 2004-06 (D) (E)
          4.857%, 06/30/06                                 39                39
   Premium Asset Trust, Ser 2004-10 (D) (E)
          4.759%, 03/15/07                                 58                58
   SLM EXL, Ser S (D) (E)
          4.570%, 03/15/07                                 46                46
   Sigma Finance MTN (E)
          4.680%, 11/09/06                                 22                22
   Skandinav Enskilda Bank (D) (E)
          4.772%, 03/19/07                                 46                46
   Witherspoon CDO Funding (D) (E)
          4.786%, 09/15/06                                 29                29
                                                                ----------------
Total Corporate Obligations
   (Cost $1,483) ($ Thousands)                                            1,483
                                                                ----------------

ASSET-BACKED SECURITIES (C) (D) (E) -- 0.2%
MORTGAGE RELATED SECURITIES -- 0.2%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
          4.740%, 11/10/06                                 21                21
   Commodore, Ser 2003-2A, Cl A1MM
          4.970%, 12/12/38                                 19                19
   Duke Funding, Ser 2004-6B, Cl A1S1
          4.620%, 04/08/39                                 31                31
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
          4.868%, 05/25/06                                 42                42

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
          4.920%, 11/18/38                    $            32   $            32
   Park Place Securities Trust,
      Ser 2004-MM1, Cl AM4
          4.858%, 02/25/35                                 30                30
   RMAC, Ser 2004-NS3A, Cl A1
          4.720%, 03/12/25                                  7                 7
   Saturn Ventures II
          4.730%, 08/07/06                                 39                39
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
          4.851%, 12/28/18                                 27                27
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD
          4.930%, 06/15/06                                 10                10
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME
          4.930%, 09/15/06                                  6                 6
                                                                ----------------
Total Asset-Backed Securities
   (Cost $264) ($ Thousands)                                                264
                                                                ----------------
MASTER NOTES (C) -- 0.1%
   Bank of America
          4.945%, 04/03/06                                104               104
   Bear Stearns
          4.995%, 04/03/06                                 50                50
                                                                ----------------
Total Master Notes
   (Cost $154) ($ Thousands)                                                154
                                                                ----------------

COMMERCIAL PAPER (A) (C) -- 0.1%
FINANCIALS -- 0.1%
   CPI Funding
          4.901%, 04/03/06                                  8                 8
   Eiffel Funding LLC
          4.867%, 04/27/06                                  6                 6
          4.767%, 04/28/06                                 42                41
   Elysian Funding LLC
          4.706%, 04/10/06                                 21                21
   Harbour Funding
          4.763%, 04/06/06                                 31                31
   Harwood Funding
          4.881%, 04/03/06                                 10                10
   Thornburg Mortgage Capital Resources
          4.781%, 04/19/06                                 21                21
   Transamerica Securities
          4.841%, 04/03/06                                  5                 5
                                                                ----------------
Total Commercial Paper
   (Cost $143) ($ Thousands)                                                143
                                                                ----------------


--------------------------------------------------------------------------------

86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

TIME DEPOSIT (C) (D) -- 0.0%
   Societe Generale
          4.900%, 04/03/06                    $            42   $            42
                                                                ----------------
Total Time Deposit
   (Cost $42) ($ Thousands)                                                  42
                                                                ----------------
CERTIFICATE OF DEPOSIT (C) (D) -- 0.0%
   US Trust of New York
          4.760%, 03/13/07                                 16                16
                                                                ----------------
Total Certificate of Deposit
   (Cost $16) ($ Thousands)                                                  16
                                                                ----------------
REPURCHASE AGREEMENTS (C) -- 0.3%
   Barclays
      4.790%, dated 03/31/06, to be
      repurchased on 04/03/06, repurchase
      price $240,112 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $19,236-
      $49,362, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $244,817)                              240               240
   Lehman Brothers
      4.750%, dated 03/31/06, to be
      repurchased on 04/03/06, repurchase
      price $241,996 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $14-$26
      4.500%-10.700%, 10/17/08-
      11/23/35; with total market
      value $246,534)                                     242               242
                                                                ----------------
Total Repurchase Agreements
   (Cost $482) ($ Thousands)                                                482
                                                                ----------------
Total Investments -- 104.3%
   (Cost $117,172) ($ Thousands)                                        149,809
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (4.3)%
Payable for Investment Securities Purchased                              (3,647)
Payable Upon Return on Securities Loaned                                 (2,583)
Payable for Fund Shares Redeemed                                           (920)
Investment Advisory Fees Payable                                            (70)
Administration Fees Payable                                                 (41)
Shareholder Servicing Fees Payable                                          (18)
Other Assets and Liabilities, Net                                         1,103
                                                                ----------------
Total Other Assets and Liabilities                                       (6,176)
                                                                ----------------
Net Assets -- 100.0%                                            $       143,633
                                                                ================

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                    $       106,212
Distributions in excess of net
   investment income                                                        (57)
Accumulated net realized gain on investments                              4,841
Net unrealized appreciation on investments                               32,637
                                                                ----------------
Net Assets                                                      $       143,633
                                                                ================
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($143,632,956 / 8,231,955 shares)                                     $17.45
                                                                         =======

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investment in Affiliated Registered Investment Company (See Note 3)

(A)   The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $2,499 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $2,583 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         87

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND

March 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

25.2% U.S. Government Mortgage-Backed Obligations
24.3% Corporate Obligations
22.2% Asset-Backed Securities
12.4% U.S. Treasury Obligations
7.4%  Short-Term Investments
6.1%  U.S. Government Agency Obligations
2.2%  Commercial Paper
0.2%  Certificates of Deposit
0.0%  Municipal Bond

*Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 36.2%
FHLMC
       7.500%, 11/01/29 to 09/01/32           $         3,760   $         3,929
       7.000%, 12/01/06 to 02/01/32                     4,893             4,989
       6.500%, 12/01/13 to 10/01/31                    16,305            16,636
       6.000%, 03/01/20 to 02/01/36                    54,775            54,961
       5.861%, 02/01/36 (A)                             5,042             5,072
       5.500%, 12/01/13 to 04/01/34                    25,808            25,613
       5.150%, 01/01/36                                 9,500             9,356
       5.000%, 10/01/18 to 12/01/35                    59,684            57,419
       4.500%, 01/01/19 to 11/01/35                    63,216            59,421
       4.000%, 04/01/19 to 10/01/33                     3,288             2,942
FHLMC TBA
       6.500%, 06/01/31                                44,677            45,445
       6.000%, 04/01/16                                 6,137             6,208
       5.500%, 04/15/33 to 04/15/35                    97,300            95,012
       5.000%, 04/21/18 to 04/01/36                     6,425             6,313
       4.500%, 05/01/19                                 3,844             3,666
FNMA
       9.000%, 07/01/07
       8.000%, 10/01/15                                    31                33
       7.000%, 09/01/26 to 04/01/32                     5,965             6,149
       6.500%, 05/01/17 to 12/01/34                    49,340            50,310
       6.000%, 03/01/33 to 10/01/35                    19,012            19,026
       5.655%, 10/01/35                                25,886            26,494
       5.645%, 11/01/35                                 6,485             6,637
       5.635%, 02/01/36 (A)                               989               992
       5.500%, 06/01/14 to 02/01/35                    84,911            83,616
       5.382%, 02/01/36 (A)                             3,242             3,230
       5.327%, 12/01/35                                 1,317             1,304
       5.240%, 02/01/36 (A)                             2,241             2,230
       5.112%, 12/01/35 (A)                             4,514             4,480
       5.003%, 12/01/35                                 1,938             1,921
       5.003%, 01/01/36 (A)                             3,201             3,171
       5.000%, 03/01/20 to 09/01/33                    30,295            29,453
       4.508%, 04/01/09                                 1,872             1,832
       4.500%, 07/25/15 to 09/01/35                    34,345            32,531
       4.000%, 08/01/20                                 2,993             2,799

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   FNMA ARM
          5.661%, 11/01/35                    $         3,264   $         3,341
          5.657%, 11/01/35                              3,280             3,357
          5.656%, 11/01/35                              3,288             3,365
          5.654%, 11/01/35                              3,246             3,322
          5.651%, 11/01/35                              3,295             3,372
   FNMA TBA
          6.000%, 05/20/14 to 04/30/35                 64,049            64,010
          5.500%, 04/30/20 to 04/30/35                240,478           234,951
          5.000%, 04/30/20 to 04/25/36                327,290           312,569
          4.500%, 04/14/33 to 04/25/36                 19,020            17,540
   GNMA
          8.000%, 11/15/29 to 01/15/31                    330               355
          7.500%, 03/15/29 to 01/15/32                    647               679
          7.000%, 08/15/13                                224               231
          6.500%, 10/15/23 to 09/15/35                 24,096            24,983
          6.000%, 03/15/14 to 04/28/36                 93,265            94,395
          5.000%, 05/15/33 to 10/15/35                  7,847             7,610
          4.500%, 08/20/34                              2,028             2,025
          4.000%, 06/20/35                              1,865             1,857
          4.000%, 02/20/36 to 03/20/36 (A)              3,105             3,060
          3.942%, 08/16/25                                936               902
          3.750%, 12/20/33 to 05/20/34 (A)             27,727            27,188
   GNMA TBA
          6.000%, 04/15/35                              3,200             3,236
          5.000%, 04/01/33                             14,740            14,275
                                                                ----------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,514,927) ($ Thousands)                                    1,499,813
                                                                ----------------

CORPORATE OBLIGATIONS -- 34.9%
CONSUMER DISCRETIONARY -- 2.0%
   American Achievement
          8.250%, 04/01/12                                900               918
   Beazer Homes
          8.625%, 05/15/11                                500               523
   Boyd Gaming (J)
          7.125%, 02/01/16                                350               355
          6.750%, 04/15/14                                570               569
   CBS (J)
          5.625%, 08/15/12                              1,430             1,406
   COX Communications
          7.875%, 08/15/09                                750               794
          7.125%, 10/01/12                                655               687
          4.625%, 06/01/13                                805               733
   CSC Holdings
          7.625%, 07/15/18                                 80                79
   Caesars Entertainment
          8.125%, 05/15/11                                540               587
   Cisco Systems
          5.500%, 02/22/16                              1,310             1,290
   Clear Channel Communications
          4.250%, 05/15/09                                990               943


--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Comcast
          6.500%, 01/15/15                    $         1,475   $         1,511
          5.900%, 03/15/16                                530               520
          5.850%, 11/15/15                                465               456
          5.650%, 06/15/35                                805               702
          5.450%, 11/15/10                                525               519
          5.300%, 01/15/14                              2,340             2,225
   Comcast Cable Communications
          8.375%, 03/15/13                              1,070             1,203
          6.750%, 01/30/11 (J)                          7,430             7,724
   Continental Cablevision
          9.000%, 09/01/08                              1,150             1,236
          8.300%, 05/15/06                                985               988
   DaimlerChrysler
          8.500%, 01/18/31                                625               731
          7.300%, 01/15/12                              1,400             1,479
          6.500%, 11/15/13                              1,800             1,831
          5.875%, 03/15/11                              1,125             1,120
   Echostar DBS (B)
          7.125%, 02/01/16                              1,970             1,938
   Ford Motor
          9.980%, 02/15/47                              3,800             3,116
          9.215%, 09/15/21                              1,000               800
          7.500%, 08/01/26                              1,900             1,337
          7.450%, 07/16/31 (J)                          2,940             2,183
          7.125%, 11/15/25                              4,961             3,485
          6.375%, 02/01/29                              5,537             3,682
   General Motors
          8.375%, 07/15/33                                449               329
          8.250%, 07/15/23 (J)                          3,100             2,232
   Harrahs Operating (J)
          5.750%, 10/01/17                              1,455             1,378
   Hertz (B)
          8.875%, 01/01/14                                725               752
   Inn of the Mountain Gods
         12.000%, 11/15/10                              1,010             1,091
   JC Penney
          7.400%, 04/01/37                                720               776
   Jacuzzi Brands
          9.625%, 07/01/10                                870               933
   Kabel Deutschland (B)
         10.625%, 07/01/14                              1,235             1,318
   Knight-Ridder
          5.750%, 09/01/17                                655               603
   Liberty Media (A)
          6.410%, 09/17/06                              3,091             3,104
   MGM Mirage
          8.500%, 09/15/10                                160               171
   Mandalay Resort Group
          9.500%, 08/01/08                                440               468
   Nationsrent
          9.500%, 10/15/10                                150               163

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   News America
          6.400%, 12/15/35 (B)                $         1,320   $         1,262
          6.200%, 12/15/34                                395               370
   Omnicon Group
          5.900%, 04/15/16                              2,165             2,131
   Quebecor Media (B)
          7.750%, 03/15/16                                470               483
   Reader's Digest Association
          6.500%, 03/01/11                                390               389
   River Rock Entertainment
          9.750%, 11/01/11                                930             1,004
   Rogers Cable
          7.875%, 05/01/12                                550               589
          6.750%, 03/15/15                              1,015             1,035
   Russell
          9.250%, 05/01/10                                820               851
   Station Casinos (B)
          6.625%, 03/15/18                              1,495             1,461
   Time Warner
          8.375%, 07/15/33                                745               858
          7.700%, 05/01/32                              6,675             7,341
          6.875%, 05/01/12                              2,455             2,574
   Visteon (J)
          8.250%, 08/01/10                                800               660
                                                                ----------------
                                                                         81,996
                                                                ----------------

CONSUMER STAPLES -- 0.5%
   Altria Group
          7.750%, 01/15/27                              3,860             4,415
          7.000%, 11/04/13                                795               855
   Anheuser-Busch
          5.050%, 10/15/16                                940               899
   Delhaize America
          9.000%, 04/15/31                                980             1,133
   General Mills
          6.000%, 02/15/12                                750               764
   Kellogg, Ser B
          6.600%, 04/01/11                                890               931
   Kraft Foods
          6.500%, 11/01/31                                550               574
          5.625%, 11/01/11                                940               941
   Philip Morris Capital
          7.500%, 07/16/09                              1,750             1,830
   RJ Reynolds Tobacco Holdings, Ser B
          7.750%, 05/15/06                              7,230             7,266
   Tyson Foods
          6.600%, 04/01/16                              1,490             1,472
   Wal-Mart Stores
          5.250%, 09/01/35                              1,420             1,288
                                                                ----------------
                                                                         22,368
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 2.0%
   Amerada Hess
          7.300%, 08/15/31                    $         5,450   $         6,068
   Amerigas
          7.125%, 05/20/16                              1,105             1,100
   Anadarko Finance, Ser B
          6.750%, 05/01/11                              2,510             2,645
   Apache
          6.250%, 04/15/12                              1,385             1,449
   Canadian National Resources
          5.850%, 02/01/35                                800               759
   Conoco Funding
          7.250%, 10/15/31                                530               620
          6.950%, 04/15/29                              4,060             4,593
          6.350%, 10/15/11 (J)                            920               959
   ConocoPhillips (J)
          5.900%, 10/15/32                              1,875             1,877
          4.750%, 10/15/12                              3,990             3,848
   Devon Energy
          7.950%, 04/15/32                              1,710             2,094
   Duke Capital LLC
          8.000%, 10/01/19                                985             1,150
          7.500%, 10/01/09                              1,530             1,621
   El Paso (B)
          6.950%, 06/01/28                              6,750             6,244
   El Paso MTN
          7.800%, 08/01/31                              2,280             2,291
          7.750%, 01/15/32 (J)                          5,075             5,113
   Encana
          6.500%, 08/15/34                                544               569
   Halliburton
          8.750%, 02/15/21                              1,281             1,624
          5.500%, 10/15/10                                745               747
   Kansas Gas & Electric
          5.647%, 03/29/21                              1,255             1,199
   Kinder Morgan
          6.500%, 09/01/12                                470               486
   Kinder Morgan Energy Partners
          5.000%, 12/15/13                              2,015             1,908
   Kinder Morgan Finance
          5.350%, 01/05/11                                685               674
   Magellan Midstream Partners
          5.650%, 10/15/16                                845               822
   Pemex Project Funding Master Trust
          7.375%, 12/15/14                                355               379
          6.625%, 06/15/35                                605               584
          6.625%, 06/15/35 (B)                          1,260             1,217
   Petro-Canada
          5.950%, 05/15/35                                660               629
   Pogo Producing
          6.875%, 10/01/17                              1,000               988

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Semgroup (B)
          8.750%, 11/15/15                    $           110   $           112
   Sonat
          7.625%, 07/15/11                              2,850             2,936
   Suburban Propane Partners
          6.875%, 12/15/13                              1,845             1,771
   Tosco
          8.125%, 02/15/30                                400               507
   Vastar Resources
          6.500%, 04/01/09                              3,490             3,625
   Vintage Petroleum
          8.250%, 05/01/12                                480               511
   Western Oil Sands
          8.375%, 05/01/12                              1,195             1,326
   Williams
          8.750%, 03/15/32 (J)                          7,050             8,249
          7.750%, 06/15/31                              1,880             1,993
   Williams, Ser A
          7.500%, 01/15/31                              1,490             1,546
   XTO Energy
          7.500%, 04/15/12                                850               928
          6.250%, 04/15/13                                690               714
   YPF Sociedad Anonima MTN, Ser A
          7.750%, 08/27/07                              5,000             5,075
                                                                ----------------
                                                                         83,550
                                                                ----------------

FINANCIALS -- 21.9%
   AMBAC Financial Group
          5.950%, 12/05/35                                395               381
   ASIF Global Financing XIX (B)
          4.900%, 01/17/13                                880               849
   Aiful (B)
          5.000%, 08/10/10                              1,420             1,374
   Allstate Life Global Funding II MTN
      (A) (B) (K) (L)
          4.769%, 04/13/07                              6,652             6,652
   American General Finance
      (A) (B) (K) (L)
          4.779%, 04/13/07                             20,967            20,965
   American General Finance MTN,
      Ser F (K) (L)
          3.945%, 07/14/06                              1,446             1,475
   American International Group (B) (J)
          4.700%, 10/01/10                              3,075             2,976
   Arch Capital Group
          7.350%, 05/01/34                              1,317             1,410
   BAC Capital Trust VI
          5.625%, 03/08/35                              1,200             1,115
   Bank One
          7.875%, 08/01/10                              3,525             3,842


--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Bank of America
          7.400%, 01/15/11 (J)                $         6,240   $         6,744
          5.375%, 06/15/14                              2,100             2,072
   Banponce Trust I, Ser A
          8.327%, 02/01/27                              2,590             2,736
   Bear Stearns
          4.500%, 10/28/10                              4,030             3,875
   Bear Stearns, EXL (A) (K) (L)
          4.759%, 04/15/07                             25,739            25,739
   Boeing Capital
          6.500%, 02/15/12                                465               489
          5.800%, 01/15/13                                425               433
   Bunge Finance
          4.375%, 12/15/08                                425               413
   CIT Group
          6.000%, 04/01/36                              1,290             1,241
          5.000%, 02/01/15                              2,015             1,904
          4.250%, 02/01/10                              1,595             1,527
   CIT Group MTN
          4.750%, 08/15/08                              1,330             1,313
          4.750%, 05/12/06 (A) (K) (L)                 36,151            36,151
          4.617%, 04/19/06 (A) (K) (L)                  3,615             3,618
   CNA Financial
          6.950%, 01/15/18                                335               345
          5.850%, 12/15/14                                985               958
   Capital One Bank
          6.700%, 05/15/08                              1,830             1,878
          4.875%, 05/15/08                              4,683             4,636
   Capital One Financial
          8.750%, 02/01/07                              2,095             2,151
          5.500%, 06/01/15                              1,310             1,271
   Caterpillar Financial Services MTN,
      Ser F (A) (K) (L)
          4.680%, 07/10/06                              7,230             7,230
   China Development Bank
          5.000%, 10/15/15                                500               474
   Citigroup
          5.875%, 02/22/33                              2,680             2,604
          5.125%, 02/14/11                              1,970             1,943
          5.000%, 09/15/14                              5,565             5,326
   Countrywide Financial MTN,
      Ser A (A) (K) (L)
          4.960%, 09/13/06                             26,751            26,751
          4.770%, 11/03/06                             15,183            15,182
   Countrywide Home Loans MTN, Ser L
          2.875%, 02/15/07                              3,320             3,250
   Credit Suisse First Boston
      London (A) (B) (M)
          0.000%, 03/24/10                              8,663             7,660
          0.000%, 03/24/10                              2,387             2,111
   Credit Suisse First Boston USA
          4.875%, 08/15/10                              3,680             3,593

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Danske Bank (A) (B)
          5.914%, 12/29/49                    $         4,150   $         4,167
   Dekabank (A) (B) (K) (L)
          4.614%, 02/16/07                             26,751            26,746
   Deutsche Bank Capital Funding
      Trust (B)
          5.628%, 01/19/49                              3,720             3,586
   Developers Divers Realty MTN++
          7.000%, 03/19/07                              1,300             1,316
   Developers Divers Realty++
          5.375%, 10/15/12                              1,470             1,431
   Di Finance, Ser B
          9.500%, 02/15/13                                100               104
   Dow Jones CDX HY, Ser 5-T1 (B) (J)
          8.750%, 12/29/10                              5,050             5,214
   Dow Jones CDX HY, Ser 6-T1 (B)
          8.625%, 06/29/11                              5,000             4,984
   Dryden Investor Trust (B) (I)
          7.157%, 07/23/08                              4,000             4,071
   Equity One ++
          3.875%, 04/15/09                              7,480             7,090
   Farmers Exchange Capital (B)
          7.200%, 07/15/48                              1,465             1,456
          7.050%, 07/15/28                              4,434             4,495
   Farmers Insurance Exchange
      Capital (B)
          8.625%, 05/01/24                              3,717             4,344
   First Industrial
          7.600%, 07/15/28                              3,675             3,949
   First Industrial MTN
          7.500%, 12/01/17                              1,800             1,977
   Ford Motor Credit
          7.875%, 06/15/10                              7,405             6,942
          7.375%, 10/28/09 (J)                         18,150            17,061
          7.250%, 10/25/11                                336               306
          6.625%, 06/16/08                              6,285             5,949
   Forest City Enterprises
          7.625%, 06/01/15                                500               527
          6.500%, 02/01/17                                270               267
   GE Capital Franchise MTN++
          6.860%, 06/15/07                              1,850             1,883
   GE Global Insurance
          7.500%, 06/15/10                                105               112
          7.000%, 02/15/26                                395               433
   General Electric Capital (J)
          4.875%, 03/04/15                                860               825
   General Electric Capital MTN, Ser A
          6.000%, 06/15/12 (J)                          3,115             3,199
          3.750%, 12/15/09                              2,041             1,931


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

General Motors Acceptance
       8.000%, 11/01/31                       $         4,150   $         3,922
       7.750%, 01/19/10 (J)                             2,430             2,369
       7.250%, 03/02/11 (J)                             3,520             3,335
       7.020%, 12/01/14 (A)                             3,068             2,794
       6.875%, 09/15/11                                 1,735             1,617
       6.150%, 04/05/07 (J)                             1,290             1,267
       6.125%, 02/01/07                                   650               640
       6.125%, 08/28/07                                   460               446
       5.850%, 01/14/09 (J)                               970               907
       5.625%, 05/15/09 (J)                            22,070            20,539
       5.550%, 07/16/07 (A)                             3,460             3,360
       5.125%, 05/09/08 (J)                               970               913
Genworth Financial
       4.950%, 10/01/15                                 1,595             1,508
Goldman Sachs Capital I (J)
       6.345%, 02/15/34                                 1,690             1,676
Goldman Sachs Group
       6.875%, 01/15/11                                 3,775             3,985
       5.350%, 01/15/16                                   925               893
       5.250%, 10/15/13                                 3,565             3,471
       5.125%, 01/15/15 (J)                             3,035             2,901
HSBC Finance
       8.000%, 07/15/10                                 3,475             3,792
       7.000%, 05/15/12                                 1,505             1,609
       6.375%, 11/27/12                                   585               606
       5.000%, 06/30/15                                 1,000               944
       4.750%, 05/15/09                                 2,155             2,116
       4.750%, 04/15/10                                 4,705             4,579
       4.625%, 09/15/10                                   650               627
       4.125%, 12/15/08                                 1,000               970
Health Care++
       6.200%, 06/01/16                                 1,015             1,009
Hexion US Financial
       9.000%, 07/15/14                                   250               257
Highwoods Realty++
       7.500%, 04/15/18                                 4,400             4,717
       7.125%, 02/01/08                                 3,000             3,069
Host Marriott++ (B)
       6.750%, 06/01/16                                   980               979
ILFC E-Capital Trust I (A) (B)
       5.900%, 12/21/65                                   410               398
International Lease Finance
       4.750%, 01/13/12                                 1,176             1,122
International Lease Finance MTN
       5.450%, 03/24/11                                 2,320             2,302
Irish Life & Permanent MTN,
   Ser X (A) (B) (K) (L)
       4.808%, 04/21/07                                19,232            19,228
Islandsbanki (A) (K)
       4.844%, 03/22/07                                12,291            12,291
       4.720%, 03/07/07                                21,690            21,690
Istar Financial, Ser 1++
       5.875%, 03/15/16                                   795               778

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

JPMorgan Capital Trust II
       7.950%, 02/01/27                       $           580   $           612
JPMorgan Chase
       6.750%, 02/01/11                                 1,705             1,792
       5.750%, 01/02/13                                 6,435             6,478
       5.150%, 10/01/15                                 2,000             1,914
JPMorgan Chase Capital XV (J)
       5.875%, 03/15/35                                 2,430             2,271
Jackson National Life Funding
   (A) (B) (K) (L)
       4.630%, 02/01/07                                31,812            31,812
Kaupthing Bank MTN (A) (B) (K)
       4.836%, 03/20/07                                36,151            36,151
Korea Development Bank
       4.625%, 09/16/10                                 1,000               964
       4.250%, 11/13/07                                   755               742
Landsbanki Islands (A) (B) (K)
       4.829%, 03/16/07                                27,474            27,474
Lazard Group
       7.125%, 05/15/15                                 3,265             3,392
Lehman Brothers
       6.500%, 04/15/08                                   695               711
Lehman Brothers Holdings
       7.000%, 02/01/08                                 3,395             3,492
Lehman Brothers Holdings MTN,
   Ser H (A) (N)
       0.000%, 11/30/10                                 3,570             3,253
Lehman Brothers MTN
       5.500%, 04/04/16                                   785               771
Liberty Lighthouse US Capital
   MTN (A) (B) (K) (L)
       4.725%, 05/10/06                                14,460            14,451
Liberty Mutual Group (B)
       6.500%, 03/15/35                                 1,525             1,440
Liberty Mutual Insurance (B)
       7.875%, 10/15/26                                   410               461
MUFG Capital Finance 1 (A)
       6.346%, 07/29/49                                 3,650             3,592
Marsh & Mclennan
       5.150%, 09/15/10                                   557               544
Merrill Lynch
       7.430%, 09/01/22                                     4                 4
       4.790%, 08/04/10                                 2,400             2,334
Merrill Lynch MTN, Ser B
       3.375%, 09/14/07                                 2,100             2,044
Merrill Lynch MTN, Ser C
       4.790%, 03/12/07 (A)                             2,460             2,442
       4.250%, 02/08/10                                 2,690             2,583
Met Life (J)
       5.700%, 06/15/35                                   860               810
Met Life Global Funding (B)
       4.750%, 06/20/07                                 1,100             1,086
Monumental Global Funding (B)
       5.200%, 01/30/07                                   625               625


--------------------------------------------------------------------------------
92         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Morgan Stanley
          5.375%, 10/15/15 (J)                $         1,605   $         1,555
          4.750%, 04/01/14                              1,220             1,138
          4.000%, 01/15/10                              3,710             3,525
   Morgan Stanley EXL (A) (K) (L)
          4.721%, 05/04/07                              5,061             5,061
   Morgan Stanley EXL, Ser S (A) (K) (L)
          4.634%, 05/03/07                              7,230             7,229
   NB Capital Trust IV
          8.250%, 04/15/27                              4,500             4,781
   Natexis Banques (A) (B) (K) (L)
          4.743%, 04/13/07                             14,099            14,096
   National Capital Trust II (A) (B)
          5.486%, 12/29/49                              2,231             2,157
   Nationwide Building Society
      (A) (B) (K) (L)
          4.991%, 04/28/07                              7,953             7,954
          4.700%, 04/05/07                             14,460            14,460
   Nationwide Mutual Insurance (B)
          8.250%, 12/01/31                              3,575             4,249
          6.600%, 04/15/34                              3,590             3,479
   Nordbank (A) (B) (K) (L)
          4.811%, 04/23/07                             24,582            24,577
   North Front Pass-Through Trust (A) (B)
          5.810%, 12/15/24                              4,200             4,082
   Northern Rock (A) (B) (K) (L)
          4.650%, 05/03/07                             14,894            14,894
   Odyssey Re Holdings
          6.875%, 05/01/15                              2,400             2,310
   PNC Funding
          5.250%, 11/15/15                              1,310             1,267
   Pacific Life Global Funding
      (A) (B) (K) (L)
          4.740%, 04/13/07                             10,845            10,845
   Power Receivables Financial
          6.290%, 01/01/12                              4,452             4,499
          6.290%, 01/01/12 (B)                            365               367
   Premium Asset Trust, Ser 2004-06
      (A) (B) (K) (L)
          4.857%, 06/30/06                             13,737            13,747
   Premium Asset Trust, Ser 2004-10
      (A) (B) (K) (L)
          4.759%, 03/15/07                             20,244            20,244
   Prime Property Funding (B)
          5.600%, 06/15/11                              2,220             2,206
   Prologis++
          5.500%, 04/01/12                              1,290             1,275
          5.250%, 11/15/10 (B)                            460               453
   Rabobank Capital Fund Trust II (A) (B)
          5.260%, 12/29/49                                200               192
   Rabobank Capital Fund Trust III (A) (B)
          5.254%, 10/21/16                                420               397

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Residential Capital
          6.875%, 06/30/15                    $           225   $           235
          6.335%, 06/29/07 (A)                            980               987
          6.125%, 11/21/08                              3,520             3,526
          6.000%, 02/22/11                              3,890             3,859
   Resona Bank (A) (B)
          5.850%, 09/29/49                              1,450             1,407
   SLM (A)
          5.120%, 03/15/11                              1,635             1,634
   SLM EXL, Ser S (A) (K) (L)
          4.570%, 03/15/07                             15,906            15,906
   SLM MTN, Ser A
          5.000%, 10/01/13                              1,595             1,528
   SLM, Ser CPI (A)
          4.540%, 04/01/09                              5,580             5,402
   Shinsei Finance Cayman (B)
          6.418%, 01/29/49                              4,100             4,035
   Sigma Finance MTN (A) (B) (K) (L)
          4.680%, 11/09/06                              7,808             7,808
   Simon Property Group++
          5.750%, 12/01/15 (B)                            910               899
          5.375%, 06/01/11 (B) (J)                      2,060             2,030
          4.600%, 06/15/10                                745               718
   Skandinav Enskilda Bank (A) (B) (K) (L)
          4.772%, 03/19/07                             15,906            15,905
   St. Paul
          5.750%, 03/15/07                                525               524
   Sumitomo Mitsui Banking (A) (B)
          5.625%, 10/15/15                              2,620             2,542
   Toyota Motor Credit
          5.500%, 12/15/08                                120               121
   US Bancorp MTN, Ser N
          3.125%, 03/15/08                              2,215             2,130
   Unumprovident Finance (B)
          6.850%, 11/15/15                                615               625
   Ventas Realty++
          9.000%, 05/01/12                                180               202
          6.500%, 06/01/16 (B)                          1,280             1,274
   Wachovia
          5.500%, 08/01/35                                605               551
          4.875%, 02/15/14                                875               830
   Wachovia Capital Trust III (J)
          5.800%, 03/15/11                              2,230             2,191
   Washington++
          5.350%, 05/01/15                                687               657
   Washington Mutual
          4.625%, 04/01/14                              4,175             3,817
          4.000%, 01/15/09                                746               720
   Washington Mutual Bank
          5.125%, 01/15/15                              1,115             1,054
   Washington Mutual Preferred
      Funding (B)
          6.534%, 03/15/49                              1,600             1,550


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Westfield Capital (B)
          4.375%, 11/15/10                    $         4,153   $         3,951
   Witherspoon CDO Funding (A) (K)
          4.786%, 09/15/06                             10,122            10,122
   Woodbourne Pass-Through
      Trust (A) (B)
          5.791%, 04/08/49                              2,500             2,503
   XL Capital
          6.375%, 11/15/24                                825               820
   ZFS Finance USA Trust II (A) (B)
          6.450%, 12/15/65                              2,600             2,502
   Zurich Capital Trust I (B)
          8.376%, 06/01/37                              7,362             7,877
                                                                ----------------
                                                                        908,374
                                                                ----------------
HEALTH CARE -- 0.5%
   Coventry Health Care
          6.125%, 01/15/15                                465               462
   Davita
          7.250%, 03/15/15                              2,155             2,166
   HCA
          6.500%, 02/15/16 (J)                          1,375             1,340
          5.750%, 03/15/14                              6,470             6,053
   Omnicare
          6.875%, 12/15/15                              1,000               997
   Tenet Healthcare (J)
          7.375%, 02/01/13                                336               307
   Teva Pharmaceutical Finance LLC
          6.150%, 02/01/36                              1,815             1,711
          5.550%, 02/01/16                                935               902
   Unitedhealth Group
          5.375%, 03/15/16                                985               963
   Wellpoint
          6.800%, 08/01/12                              1,000             1,062
          5.850%, 01/15/36                                655               619
          5.250%, 01/15/16                                465               448
   Wyeth
          5.500%, 02/15/16                              2,410             2,367
                                                                ----------------
                                                                         19,397
                                                                ----------------
INDUSTRIALS -- 2.9%
   Air 2 US (B)
          8.027%, 10/01/19                              3,169             3,153
   America West Airlines, Ser 1999-1
          7.930%, 01/02/19                              8,761             9,120
   American Airlines, Ser 1999-1 (J)
          7.024%, 10/15/09                              4,630             4,780
   American Airlines, Ser 2001-2
          7.858%, 10/01/11                              3,000             3,193
   Burlington North Santa Fe
          6.750%, 07/15/11                              1,610             1,698
   Cedar Brakes I LLC (B)
          8.500%, 02/15/14                              4,390             4,811

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Cedar Brakes II LLC (B)
          9.875%, 09/01/13                    $         3,182   $         3,594
   Continental Airlines, Ser 1999-2
          7.256%, 03/15/20                              1,836             1,874
   Continental Airlines, Ser 2000-2 (J)
          7.707%, 04/02/21                              1,732             1,801
          7.487%, 10/02/10                              1,730             1,795
   Continental Airlines, Ser 971A
          7.461%, 04/01/15                                506               491
   Continental Airlines, Ser 974A (J)
          6.900%, 01/02/18                              7,674             7,818
   DRS Technologies
          6.625%, 02/01/16                                505               502
   Delta Air Lines (G)
          5.373%, 01/25/08                              3,258             3,262
   Delta Air Lines, Ser 2000-1,
      Cl A2 (G) (I) (J)
          7.570%, 11/18/10                              1,739             1,739
   Delta Air Lines, Ser 2001-1,
      Cl A-2 (G) (J)
          7.111%, 09/18/11                                179               179
   Delta Air Lines, Ser 2002-1, Cl G-1
          6.718%, 01/02/23                              6,478             6,543
   Delta Air Lines, Ser 2002-1, Cl G-2
          6.417%, 07/02/12                              3,900             3,921
   Eastman Kodak (J)
          7.250%, 11/15/13                              2,740             2,662
   Electronic Data Systems
          7.125%, 10/15/09                              3,680             3,864
   Federal Express, Ser A3
          8.400%, 03/23/10                                600               620
   General Electric
          5.000%, 02/01/13                              1,160             1,128
   General Motors
          7.700%, 04/15/16                             12,020             8,745
   Horizon Lines LLC
          9.000%, 11/01/12                              1,130             1,195
   L-3 Communications, Cl B
          6.375%, 10/15/15                                520               512
   Lockheed Martin
          8.500%, 12/01/29                                925             1,201
   Norfolk Southern
          7.050%, 05/01/37                                940             1,059
   Northrup Grumman
          4.079%, 11/16/06                              1,400             1,390
   Northwest Airlines, Cl 1A-1 (G) (J)
          7.041%, 04/01/22                              1,689             1,689
   OMI
          7.625%, 12/01/13                                600               614
   Raytheon
          6.000%, 12/15/10                                 24                24
          5.500%, 11/15/12                                 55                55
          5.375%, 04/01/13                                555               548


--------------------------------------------------------------------------------
94         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Systems 2001 Asset Trust (B)
          6.664%, 09/15/13                    $         1,505   $         1,569
   Teekay Shipping
          8.875%, 07/15/11                              1,785             1,964
   Terex
          7.375%, 01/15/14                                470               482
   Tyco International Group
          7.000%, 06/15/28                                250               263
          6.875%, 01/15/29 (J)                          7,140             7,455
          6.750%, 02/15/11                              2,190             2,278
          6.375%, 10/15/11                              7,275             7,468
          6.000%, 11/15/13                                915               919
   United Airlines, Ser A-3 (G) (I)
          8.390%, 01/21/11                                973               170
   United Technologies
          6.500%, 06/01/09                              2,365             2,454
   Waste Management
          7.125%, 12/15/17                              5,305             5,796
          7.100%, 08/01/26                              1,710             1,855
   Xerox
          6.400%, 03/15/16                                450               447
                                                                ----------------
                                                                        118,700
                                                                ----------------
INFORMATION TECHNOLOGY -- 0.1%
   Compagnie Generale de
      Geophysique (B)
          7.500%, 05/15/15                                550               567
   Oracle
          5.000%, 01/15/11                              1,315             1,284
   Sungard Data Systems (B)
         10.250%, 08/15/15                                725               763
                                                                ----------------
                                                                          2,614
                                                                ----------------
MATERIALS -- 0.2%
   Alcan
          6.125%, 12/15/33                                610               599
   Celulosa Arauco y Constitucion
          5.625%, 04/20/15                                765               735
   Codelco (B)
          5.625%, 09/21/35                                890               839
          4.750%, 10/15/14                                960               898
   Potash of Saskatchewan
          4.875%, 03/01/13                              1,220             1,161
   Westlake Chemicals
          6.625%, 01/15/16                                610               603
   Weyerhaeuser
          6.750%, 03/15/12                              4,540             4,726
                                                                ----------------
                                                                          9,561
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

SOVEREIGN -- 1.9%
   Canadian Government Real Return
     Inflation Index Note (TIPS)
          4.000%, 12/01/31                    $         3,813   $         4,932
   Federal Republic of Brazil (J)
         11.000%, 08/17/40                              7,326             9,399
   Queensland Treasury, Ser 11G
          6.000%, 06/14/11                             10,640             7,720
   Republic of Colombia
         11.750%, 02/25/20                              3,030             4,318
   Republic of Panama
          6.700%, 01/26/36                              2,024             2,020
   Republic of Peru (J)
          8.750%, 11/21/33                              1,936             2,159
          7.350%, 07/21/25                              1,740             1,710
   Republic of South Africa
          6.500%, 06/02/14                                320               336
   Russian Federation (D)
          5.000%, 03/31/30 (B)                            675               738
          5.000%, 03/31/30                             14,560            15,975
   United Mexican States (J)
          5.625%, 01/15/17                              6,628             6,419
   United Mexican States MTN
          8.300%, 08/15/31                              2,760             3,335
   United Mexican States MTN, Ser A
          7.500%, 04/08/33                             15,405            17,177
          6.750%, 09/27/34 (J)                            937               967
          5.875%, 01/15/14                                785               780
                                                                ----------------
                                                                         77,985
                                                                ----------------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T
          9.050%, 11/15/11                                550               594
          6.450%, 06/15/34                                625               615
          6.150%, 09/15/34                              1,985             1,885
          5.100%, 09/15/14                              3,140             2,980
          4.125%, 09/15/09                                795               760
   America Movil
          6.375%, 03/01/35                                885               832
   BellSouth
          6.000%, 11/15/34                                850               793
          4.750%, 11/15/12                                170               161
   British Telecommunications PLC
          8.875%, 12/15/30                              1,095             1,401
          8.375%, 12/15/10                              1,250             1,394
   Cincinnati Bell
          7.000%, 02/15/15                                970               960
   Cingular Wireless
          6.500%, 12/15/11                              1,455             1,521
   Deutsche Telekom International Finance
          8.000%, 06/15/10                                925             1,007
          5.750%, 03/23/16                              1,920             1,876


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Intelsat
          6.500%, 11/01/13                    $           160   $           120
   Koninklije
          8.000%, 10/01/10                                650               698
   New Cingular Wireless Services
          8.125%, 05/01/12                              2,260             2,538
   New Jersey Bell Telephone
          7.850%, 11/15/29                              1,135             1,207
   Qwest
          5.625%, 11/15/08                                430               427
   Qwest Communications International (A)
          8.249%, 02/15/09                              1,635             1,672
   Sprint Capital
          8.750%, 03/15/32 (J)                            400               500
          8.375%, 03/15/12                              3,430             3,876
          7.625%, 01/30/11                                745               806
          6.125%, 11/15/08                              1,490             1,516
          6.000%, 01/15/07                              2,725             2,738
          4.780%, 08/17/06 (D)                          4,450             4,441
   Telecom Italia Capital
          5.250%, 11/15/13                              1,445             1,369
          5.250%, 10/01/15                                 90                84
          4.950%, 09/30/14                              1,250             1,150
          4.875%, 10/01/10                                655               631
   Telefonica Europe
          7.750%, 09/15/10                              1,925             2,072
   Verizon Communications
          5.850%, 09/15/35                              1,105               991
          5.350%, 02/15/11                                985               972
   Verizon New Jersey, Ser A
          5.875%, 01/17/12                              2,175             2,156
   Verizon Wireless Capital
          5.375%, 12/15/06                              1,665             1,665
   Vodafone Group
          5.500%, 06/15/11                              2,620             2,596
                                                                ----------------
                                                                         51,004
                                                                ----------------
UTILITIES -- 1.7%
   American Electric Power, Ser C
          5.375%, 03/15/10                                924               916
   Arizona Public Services
          8.000%, 12/30/15                              3,572             3,822
   Cleveland Electric Illumination
          5.650%, 12/15/13                                500               496
   Cogentrix Energy (B)
          8.750%, 10/15/08                              7,758             8,444
   Commonwealth Edison
          5.900%, 03/15/36                                970               924
   Dominion Resources
          5.700%, 09/17/12                              3,270             3,240
          4.750%, 12/15/10                              1,895             1,820
          4.125%, 02/15/08                                810               790

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Dominion Resources, Ser B
          5.950%, 06/15/35                    $           605   $           558
   Duke Energy
          6.250%, 01/15/12                              2,105             2,169
          5.625%, 11/30/12                                500               501
   Empresa Nacional Electric
          8.625%, 08/01/15                                670               764
   Energy Transfer Partners (B)
          5.650%, 08/01/12                              1,470             1,445
   Exelon (J)
          5.625%, 06/15/35                              2,050             1,861
   Exelon Generation LLC (B)
          6.950%, 06/15/11                              1,825             1,926
   FPL Energy American Wind (B)
          6.639%, 06/20/23                              6,772             6,895
   FirstEnergy, Ser A
          5.500%, 11/15/06                              2,850             2,851
   FirstEnergy, Ser B (J)
          6.450%, 11/15/11                                600               621
   FirstEnergy, Ser C (J)
          7.375%, 11/15/31                              6,830             7,587
   Midamerican Energy Holdings (B)
          6.125%, 04/01/36                                645               631
   NRG Energy
          7.250%, 02/01/14                              1,610             1,636
   Nevada Power (B)
          6.650%, 04/01/36                                445               443
          5.950%, 03/15/16                                910               896
   Oncor Electric Delivery
          6.375%, 01/15/15                                660               681
   PSEG Power (J)
          8.625%, 04/15/31                                860             1,093
   Pacific Gas & Electric (J)
          6.050%, 03/01/34                              2,610             2,554
   Progress Energy
          6.850%, 04/15/12                              2,495             2,633
   Public Service
          7.875%, 10/01/12                              1,330             1,504
   Southern California Edison
          6.000%, 01/15/34                              1,505             1,492
   Swepco Capital Trust I (A)
          5.250%, 10/01/43                              4,255             4,198
   TXU Energy (J)
          7.000%, 03/15/13                                780               812
   TXU, Ser R
          6.550%, 11/15/34                              4,510             4,070
                                                                ----------------
                                                                         70,273
                                                                ----------------

Total Corporate Obligations
   (Cost $1,439,629) ($ Thousands)                                    1,445,822
                                                                ----------------


--------------------------------------------------------------------------------
96         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 31.9%
AUTOMOTIVE -- 0.9%
   AESOP Funding, Ser 2003-4A,
      Cl A1 (A) (B)
          5.006%, 08/20/07                    $         1,750   $         1,751
   AmeriCredit Automobile Receivables
     Trust, Ser 2003-DM, Cl A4
          2.840%, 08/06/10                              2,714             2,672
   AmeriCredit Automobile Receivables
     Trust, Ser 2005-DA, Cl A2
          4.750%, 11/06/08                              1,151             1,149
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl A3
          5.110%, 10/06/10                              1,117             1,113
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
          2.000%, 11/15/07                                885               876
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A2
          3.350%, 02/15/08                                694               686
   Capital Auto Receivables Asset Trust,
      Ser 2006-1, Cl A3
          5.030%, 10/15/09                              1,313             1,307
   Capital One Prime Auto Receivables
     Trust, Ser 2006-1, Cl A3
          4.990%, 09/15/10                              1,642             1,636
   Chase Manhattan Auto Owner Trust,
      Ser 2003-A, Cl A4
          2.060%, 12/15/09                              1,053             1,030
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
          2.080%, 05/15/08                              1,828             1,809
   DaimlerChrysler Auto Trust,
      Ser 2004-B, Cl A3
          3.180%, 09/08/08                              1,812             1,794
   DriveTime Auto Owner Trust,
      Ser 2004-B, Cl A2 (B)
          2.586%, 06/15/07                                 41                41
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
          3.480%, 11/15/08                              2,211             2,184
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
          4.170%, 01/15/09                              1,498             1,484
   Ford Credit Auto Owner Trust,
      Ser 2006-A, Cl A4
          5.070%, 12/15/10                              2,735             2,721
   Franklin Auto Trust, Ser 2005-1, Cl A2
          4.840%, 09/22/08                                463               462
   Honda Auto Receivables Trust,
      Ser 2004-2, Cl A3
          3.300%, 06/16/08                              3,361             3,330

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Household Automotive Trust,
      Ser 2005-3, Cl A2
          4.700%, 01/20/09                    $         1,115   $         1,112
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A4
          4.180%, 02/15/12                              1,298             1,255
   Nissan Auto Lease Trust, Ser 2005-A,
      Cl A2
          4.610%, 01/15/08                              1,018             1,015
   Nissan Auto Receivables Owner
     Trust, Ser 2005-B, Cl A2
          3.750%, 09/17/07                                631               630
   Nissan Auto Receivables Owner
     Trust, Ser 2006-A, Cl A4
          4.770%, 07/15/11                                657               648
   Triad Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
          4.770%, 01/12/11                              1,644             1,629
   USAA Auto Owner Trust, Ser 2005-3,
      Cl A2
          4.520%, 06/16/08                              1,017             1,013
   WFS Financial Owner Trust,
      Ser 2003-1, Cl A4
          2.740%, 09/20/10                                299               296
   WFS Financial Owner Trust,
      Ser 2003-4, Cl A4
          3.150%, 05/20/11                                457               449
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
          4.250%, 06/17/10                                444               438
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A4
          4.390%, 05/17/13                              1,871             1,831
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A2
          4.820%, 02/20/09                              1,665             1,661
                                                                ----------------
                                                                         38,022
                                                                ----------------
CREDIT CARDS -- 0.5%
   Advanta Business Card Master Trust,
      Ser 2006-A1, Cl A1
          5.150%, 10/20/10                                983               981
   Cabela's Master Credit Card Trust,
      Ser 2005-1A, Cl A1 (B)
          4.970%, 10/15/13                              2,000             1,981
   Capital One Master Trust,
      Ser 2001-3A, Cl A
          5.450%, 03/16/09                              4,320             4,322
   Capital One Multi-Asset Execution
      Trust, Ser 2005-A3, Cl A3
          4.050%, 03/15/13                                575               551


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Citibank Credit Card Issuance Trust,
      Ser 2003-A6, Cl A6
          2.900%, 05/17/10                    $         5,000   $         4,770
   Citibank Credit Card Issuance Trust,
      Ser 2004-A1, Cl A1
          2.550%, 01/20/09                                767               751
   Citibank Credit Card Issuance Trust,
      Ser 2005-B1, Cl B1
          4.400%, 09/15/10                              1,051             1,028
   Citibank Credit Card Issuance Turst,
      Ser 2006-A3, Cl A3
          5.300%, 03/15/18                              4,264             4,209
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1
          4.900%, 07/15/11                                963               957
                                                                ----------------
                                                                         19,550
                                                                ----------------
MORTGAGE RELATED SECURITIES -- 29.7%
   ABFS Mortgage Loan Trust,
      Ser 2002-1, Cl A5 (D)
          6.510%, 12/15/32                              2,497             2,525
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (A)
          5.289%, 11/15/31                              1,055             1,055
   ABS Home Equity Loan Trust,
      Ser 2003-HE4, Cl M2 (A)
          6.749%, 08/15/33                              1,100             1,113
   ABS Home Equity Loan Trust,
      Ser 2003-HE5, Cl M1 (A)
          5.499%, 09/15/33                              1,900             1,915
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2 (A)
          4.931%, 04/25/28                                187               189
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (A)
          4.901%, 03/25/30                              7,834             7,843
   Ace Securities, Ser 2003-OP1,
      Cl M1 (A)
          5.518%, 12/25/33                              1,000             1,006
   Ace Securities, Ser 2005-HE4,
      Cl A2A (A)
          4.928%, 07/25/35                                596               596
   Ace Securities, Ser 2005-HE7,
      Cl A1B2 (A)
          5.118%, 11/25/35                              2,138             2,138
   Adjustable Rate Mortgage Trust,
      Ser 2005-4, Cl A (B)
          5.500%, 12/27/35                              1,385             1,355
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (A)
          5.518%, 01/25/34                                700               701

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Aegis Asset-Backed Security Trust,
   Ser 2004-5, Cl 1A1 (A)
       5.008%, 10/25/13                       $         1,675   $         1,675
American Home Mortgage Investment
   Trust, Ser 2004-1, Cl 4A (A)
       3.280%, 04/25/44                                   971               939
American Home Mortgage Investment
   Trust, Ser 2004-4, Cl 4A (A)
       4.390%, 02/25/45                                 3,883             3,777
American Home Mortgage Investment
   Trust, Ser 2005-1, Cl 6A (A)
       5.294%, 06/25/45                                 2,852             2,826
Ameriquest Mortgage Securities,
   Ser 2003-2, Cl M1 (A)
       5.718%, 03/25/33                                 1,424             1,432
Ameriquest Mortgage Securities,
   Ser 2004-R12, Cl A3 (A)
       5.098%, 01/25/35                                 1,727             1,728
Argent Securities, Ser 2003-W9,
   Cl M1 (A)
       5.508%, 03/25/34                                 1,500             1,511
Asset Securitization, Ser 1996-D2,
   Cl A1
       6.920%, 02/14/29                                 1,858             1,864
Asset-Backed Funding Certificates,
   Ser 2003-WF1, Cl A2 (A)
       5.331%, 12/25/32                                 2,754             2,790
Asset-Backed Funding Certificates,
   Ser 2005-AQ1, Cl A1B
       4.250%, 06/25/35                                13,333            13,263
Asset-Backed Funding Certificates,
   Ser 2005-AQ1, Cl A2
       4.300%, 06/25/35                                 3,500             3,445
Atlantic City Electric Transition Funding,
   Ser 2003-1 Cl A1
       2.890%, 07/20/11                                   265               256
Banc of America Commercial Mortgage,
   Ser 2005-3, Cl A4
       4.668%, 07/10/43                                11,300            10,580
Banc of America Commercial Mortgage,
   Ser 2006-1, Cl A4 (A)
       5.372%, 09/10/45                                 7,282             7,164
Banc of America Funding, Ser 2005-B,
   Cl 2A1 (A)
       5.116%, 04/20/35                                 7,802             7,693
Banc of America Mortgage Securities,
   Ser 2003-1, Cl 2A4 (A)
       5.000%, 02/25/18                                 7,146             6,923
Bear Stearns Asset-Backed Securities,
   Ser 2000-2, Cl M2
       8.280%, 08/25/30                                 8,000             8,234
Bear Stearns Asset-Backed Securities,
   Ser 2003-1, Cl A1 (A)
       5.318%, 11/25/42                                 4,926             4,939


--------------------------------------------------------------------------------
98         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Bear Stearns Asset-Backed Securities,
   Ser 2005-AQ2N, Cl A1 (B)
       5.500%, 09/25/35                       $           450   $           446
Bear Stearns Asset-Backed Securities,
   Ser 2005-FR1, Cl A1 (B)
       5.000%, 06/25/35                                   799               795
Bear Stearns Asset-Backed Securities,
   Ser 2006-HE1, Cl 2A1 (A)
       4.908%, 02/25/36                                 7,810             7,809
Bear Stearns Commercial Mortgage
   Securities, Ser 2004-ESA, Cl B (A)
       4.888%, 05/14/16                                   370               365
Bear Stearns Commercial Mortgage
   Securities, Ser 2005-PWR8, Cl AAB
       4.581%, 06/11/41                                 2,511             2,377
Bear Stearns Commercial Mortgage
   Securities, Ser 2006-PW11,
   Cl AAB (A)
       5.626%, 03/11/39                                 1,640             1,638
Bear Stearns Commercial Mortgage,
   Ser 2004-ESA, Cl C (B)
       4.937%, 05/14/16                                 2,202             2,176
Carrington Mortgage Loan Trust,
   Ser 2005-NC3, Cl A1B (A)
       4.978%, 06/25/35                                 1,641             1,641
Carrington Mortgage Loan Trust,
   Ser 2005-OPT2, Cl A1B (A)
       4.968%, 05/25/35                                 1,086             1,086
Centex Home Equity, Ser 2004-B,
   Cl AF3 (D)
       2.946%, 05/25/28                                   847               835
Centex Home Equity, Ser 2004-D,
   Cl AV4 (A)
       5.118%, 11/25/31                                11,000            11,011
Chase Commercial Mortgage Securities,
   Ser 2000-3, Cl A2
       7.319%, 10/15/32                                 2,575             2,748
Chase Funding Mortgage Loan,
   Ser 2002-1, Cl 2A2 (A)
       5.068%, 03/25/32                                 3,483             3,488
Chase Funding Mortgage Loan,
   Ser 2003-6, Cl 1A3
       3.340%, 05/25/26                                 4,000             3,930
Chase Manhattan Commercial Mortgage
   Trust, Ser 99-C2, Cl A2 (A)
       7.546%, 11/17/32                                 5,610             5,939
Chase Mortgage Finance, Ser 2005-A1,
   Cl 2A3 (A)
       5.255%, 12/25/35                                12,400            12,177
Cheyne High Grade, Ser 2004-1A,
   Cl AM1 (A) (B) (K) (L)
       4.740%, 11/10/06                                 7,230             7,230

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Citigroup Mortgage Loan Trust,
   Ser 2005-HE4, Cl A2C (A)
       5.088%, 10/25/35                       $         4,800   $         4,805
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2005-CD1,
      Cl A4 (A)
       5.225%, 07/15/44                                 1,643             1,611
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2006-CD2,
      Cl AAB (A)
       5.575%, 01/15/46                                 3,219             3,195
Commercial Mortgage Pass-Through
   Certificate, Ser 1999-1, Cl E (A)
       7.091%, 05/15/32                                 1,380             1,438
Commercial Mortgage Pass-Through
   Certificate, Ser 2000-C1, Cl C
       7.706%, 08/15/33                                   391               422
Commercial Mortgage Pass-Through
   Certificate, Ser 2005-C6, Cl A3 (A)
       5.144%, 06/10/44                                12,000            11,746
Commodore, Ser 2003-2A, Cl A1MM
   (A) (B) (K) (L)
       4.970%, 12/12/38                                 6,652             6,652
Conseco Finance Home Loan Trust,
   Ser 2000-E, Cl M1
       8.130%, 08/15/31                                 2,273             2,363
Conseco Finance Securitization,
   Ser 2000-4, Cl A6
       8.310%, 05/01/32                                 1,500             1,237
Conseco Finance, Ser 2001-D,
   Cl A5 (D)
       6.190%, 11/15/32                                 3,833             3,876
Contimortgage Home Equity Loan Trust,
   Ser 1997-1, Cl A9
       7.050%, 03/15/28                                   148               149
Contimortgage Home Equity Loan Trust,
   Ser 1997-2, Cl A9
       7.090%, 04/15/28                                   211               210
Countrywide Alternative Loan Trust,
   Ser 2004-J1, Cl 1A1
       6.000%, 02/25/34                                 1,727             1,717
Countrywide Alternative Loan Trust,
   Ser 2005-27, Cl 2A1 (A)
       4.968%, 08/25/35                                11,294            11,294
Countrywide Alternative Loan Trust,
   Ser 2005-27, Cl 3A2 (A)
       4.718%, 08/25/35                                 2,806             2,814
Countrywide Alternative Loan Trust,
   Ser 2005-56, Cl 4A1 (A)
       5.128%, 11/25/35                                16,235            16,285
Countrywide Alternative Loan Trust,
   Ser 2005-59, Cl 1A1 (A)
       5.106%, 11/20/35                                18,263            18,356


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006         99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Countrywide Alternative Loan Trust,
   Ser 2005-59, Cl 2X, IO (F)
       1.905%, 11/20/35                       $        31,872   $         1,275
Countrywide Alternative Loan Trust,
   Ser 2005-J4, Cl 2A1B (A)
       4.938%, 07/25/35                                   777               776
Countrywide Alternative Loan Trust,
   Ser 2006-OA2, Cl X1P (I)
       0.000%, 05/20/46                                49,870             2,571
Countrywide Asset-Backed Certificates,
   Ser 2003-2, Cl M2 (A)
       6.468%, 03/26/33                                 1,200             1,208
Countrywide Asset-Backed Certificates,
   Ser 2003-C2, Cl 2A1 (A)
       5.118%, 06/25/33                                   127               127
Countrywide Asset-Backed Certificates,
   Ser 2004-11, Cl A2 (A)
       5.198%, 03/25/33                                 4,018             4,025
Countrywide Asset-Backed Certificates,
   Ser 2004-14, Cl A4 (A)
       5.098%, 06/25/35                                 3,944             3,957
Countrywide Asset-Backed Certificates,
   Ser 2004-3N, Cl NOTE (A) (B)
       5.018%, 05/25/09                                   127               127
Countrywide Asset-Backed Certificates,
   Ser 2005-12, Cl 1A1 (A)
       4.968%, 02/25/36                                   963               963
Countrywide Asset-Backed Certificates,
   Ser 2005-15, Cl 1AF1 (A)
       4.721%, 04/25/36                                18,186            18,185
Countrywide Asset-Backed Certificates,
   Ser 2005-17, Cl 1AF2 (A)
       5.363%, 05/25/36                                   659               655
Countrywide Asset-Backed Certificates,
   Ser 2005-BC4, Cl 2A1 (A)
       4.938%, 08/25/35                                   679               679
Countrywide Asset-Backed Certificates,
   Ser 2006-IM1, Cl A1 (A)
       4.908%, 04/25/36                                 9,953             9,953
Countrywide Asset-Backed Certificates,
   Ser 2006-S1, Cl A2
       5.549%, 04/25/36                                 2,572             2,569
Countrywide Home Equity Loan Trust,
   Ser 2001-A, Cl A (A)
       4.989%, 04/15/27                                 3,191             3,191
Countrywide Home Equity Loan Trust,
   Ser 2004-K, Cl A2 (A)
       5.049%, 02/15/34                                 4,375             4,383
Countrywide Home Equity Loan Trust,
   Ser 2005-F, Cl 2A (A)
       4.989%, 12/15/35                                13,832            13,845
Countrywide Home Equity Loan Trust,
   Ser 2005-H, Cl 2A (A)
       4.989%, 12/15/35                                13,235            13,252

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

Countrywide Home Loans,
   Ser 2005-HY10, Cl 1A1 (A)
       5.292%, 02/20/36                       $         3,542   $         3,525
Countrywide Home Loans,
   Ser 2005-HYB9, Cl 1A1 (A)
       5.150%, 02/20/36                                 2,139             2,117
Countrywide Home Loans,
   Ser 2005-HYB9, Cl 1A2 (A)
       5.150%, 02/20/36                                   465               460
Countrywide Home Loans,
   Ser 2005-R3, Cl AF (A) (B)
       5.218%, 09/25/35                                 9,904             9,911
Countrywide Home Loans,
   Ser 2006-HYB1, Cl 1A1 (A)
       5.424%, 03/20/36                                 8,108             8,038
Credit Suisse First Boston Mortgage
   Securities, Ser 1998-C2, Cl A2
       6.300%, 11/11/30                                11,437            11,652
Credit Suisse First Boston Mortgage
   Securities, Ser 2001-CP4, Cl A4
       6.180%, 12/15/35                                 1,967             2,028
Credit Suisse First Boston Mortgage
   Securities, Ser 2001-MH29, Cl A (D)
       5.600%, 09/25/31                                 1,852             1,756
Credit Suisse First Boston Mortgage
   Securities, Ser 2002-CKS4, Cl A2
       5.183%, 11/15/36                                 1,876             1,846
Credit Suisse First Boston Mortgage
   Securities, Ser 2002-CP3, Cl A3
       5.603%, 07/15/35                                 1,610             1,620
Credit Suisse First Boston Mortgage
   Securities, Ser 2003-AR24,
       Cl 2A4 (A)
       4.033%, 10/25/33                                12,000            11,670
Credit Suisse First Boston Mortgage
   Securities, Ser 2003-C4, Cl A4 (A)
       5.137%, 08/15/36                                 2,889             2,816
Credit Suisse First Boston Mortgage
   Securities, Ser 2004-C2, Cl A2 (A)
       5.416%, 05/15/36                                 1,960             1,931
Credit Suisse First Boston Mortgage
   Securities, Ser 2005-C6, Cl B (A)
       5.230%, 12/15/40                                   825               793
Credit Suisse Mortgage Capital
   Certificates, Ser 2006-C1, Cl B (A)
       5.738%, 02/15/39                                   655               651
Criimi Mae Commercial Mortgage,
   Ser 1998-C1, Cl A2 (B)
       7.000%, 06/02/33                                11,815            11,977
DLJ Commercial Mortgage,
   Ser 1999-CG1, Cl A1B
       6.460%, 03/10/32                                 5,030             5,171


--------------------------------------------------------------------------------
100        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (A)
           5.176%, 11/19/44                   $         9,995   $        10,035
   DSLA Mortgage Loan Trust,
      Ser 2004-AR3, Cl B2 (A)
           5.876%, 07/19/44                             1,128             1,128
   Duke Funding, Ser 2004-6B, Cl A1S1
      (A) (B) (K) (L)
           4.620%, 04/08/39                            10,845            10,845
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (A) (B)
           5.288%, 05/25/39                             3,027             3,042
   EQCC Trust, Ser 2002-1, Cl 2A (A)
           5.118%, 11/25/31                               811               812
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3 (D)
           7.775%, 07/25/28                               356               355
   FFCA Secured Lending, Ser 1999-1A,
      IO (A) (B) (I)
           1.468%, 09/18/25                            12,238               461
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF11, Cl 1A2 (A)
           5.168%, 01/25/35                             1,808             1,810
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF10, Cl A4 (A)
           5.138%, 11/25/35                             8,400             8,407
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF3, Cl A1 (A)
           4.898%, 04/25/35                             2,738             2,739
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF9, Cl A3 (A)
           5.098%, 10/25/35                             9,500             9,505
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FF10,
      Cl A2 (A) 5.218%, 12/25/32                        2,595             2,601
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FF2,
      Cl A3 (A) 5.018%, 03/25/34                          500               500
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FFA,
      Cl A2A (A) 4.928%, 03/25/25                       1,452             1,452
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FFH3,
      Cl 2A1 (A) 4.948%, 09/25/35                      13,668            13,670
   First Franklin Mortgage Loan,
      Ser 2005-FFH4, Cl N1 (B)
           5.682%, 12/25/35                               322               320
   First Horizon, Ser 2004-HE2, Cl A (A)
           5.038%, 02/25/34                             4,516             4,518

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   First Union National Bank,
      Ser 2001-C3, Cl A3
           6.423%, 08/15/33                   $         2,070   $         2,156
   First Union National Bank,
      Ser 2001-C4, Cl B
           6.417%, 12/12/33                               809               846
   Fleet Home Equity Trust, Ser 2001-1,
      Cl A (A)
           4.986%, 05/20/31                               371               371
   Fund America Investors, Ser 1993-A,
      Cl A2 (A)
           6.112%, 06/25/23                               439               437
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A2
           6.070%, 06/10/38                             1,967             2,027
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
           6.269%, 12/10/35                             5,610             5,841
   GE Capital Commercial Mortgage,
      Ser 2002-2A, Cl A3
           5.349%, 08/11/36                             2,111             2,100
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
           4.996%, 12/10/37                               786               768
   GE Capital Commercial Mortgage,
      Ser 2003-C2, Cl A4
           5.145%, 07/10/37                               656               641
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3 (A)
           5.519%, 03/10/44                             2,455             2,427
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
           6.720%, 10/25/27                               457               455
   GMAC Commercial Mortgage Securities,
      Ser 2006-C1, Cl B (A)
           5.429%, 11/10/45                            1 ,314             1,282
   GMAC Commercial Mortgage Securities,
      Ser 1998-C1, Cl A2
           6.700%, 05/15/30                             9,299             9,494
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
           6.945%, 09/15/33                               100               104
   GMAC Commercial Mortgage Securities,
      Ser 2002-C2, Cl A3
           5.713%, 10/15/38                               533               541
   GMAC Commercial Mortgage Securities,
      Ser 2002-C3, Cl A2
           4.930%, 07/10/39                             1,932             1,874
   GMAC Commercial Mortgage Securities,
      Ser 2004-C1, Cl A1
           3.118%, 03/10/38                               725               701
   GMAC Commercial Mortgage Securities,
      Ser 2004-C2, Cl A1
           3.896%, 08/10/38                               240               234


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        101

SCHEDULE  OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage Securities,
      Ser2003-C3, Cl A4
           5.023%, 04/10/40                   $         3,624   $         3,502
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (A)
           2.880%, 10/25/33                             2,819             2,776
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
           6.562%, 04/13/31                             3,608             3,682
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
           4.680%, 07/10/39                               350               335
   GS Mortgage Securities,
      Ser 2006-C1, Cl B
           6.970%, 10/18/30                             1,189             1,230
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (A)
           5.622%, 04/10/38                            11,200            11,169
   GS Mortgage Securities,
      Ser, 2006-GG6, Class A4 (A)
           5.553%, 04/10/38                             1,966             1,962
   GSAA Home Equity Trust,
      Ser 2005-2, Cl 2A1 (A)
           4.958%, 12/25/34                               870               870
   GSAA Home Equity Trust,
      Ser 2006-2, Cl 2A1 (A)
           4.918%, 12/25/35                            18,939            18,939
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (A)
           5.218%, 02/25/33                             5,800             5,828
   GSR Mortgage Loan Trust,
      Ser 2003-13, Cl 1A1 (A)
           4.502%, 10/25/33                             8,657             8,288
   Green Tree Financial,
      Ser 1993-4, Cl A5
           7.050%, 01/15/19                               674               682
   Green Tree Financial,
      Ser 1996-5, Cl A6
           7.750%, 07/15/27                             1,834             1,906
   Green Tree Financial,
      Ser 1998-6, Cl A6
           6.270%, 06/01/30                               496               496
   Greenwich Capital Commercial Funding,
      Ser 2005-GG3, Cl AAB (A)
           4.619%, 08/10/42                             6,305             6,009
   Greenwich Capital Commercial Funding,
      Ser 2005-GG5, Cl AAB (A)
           5.190%, 04/10/37                             1,696             1,659
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3 (A)
           5.108%, 11/25/35                             8,000             8,005
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4 (A)
           5.138%, 07/25/35                             2,309             2,310

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (F)
           0.563%, 03/19/35                   $        38,418   $           900
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (A) (I)
           1.682%, 11/19/35                            46,684             1,430
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (A) (I)
           1.512%, 10/19/35                            40,000             1,225
   Harley-Davidson Motorcycle Trust,
      Ser 2003-1, Cl A2
           2.630%, 11/15/10                               704               688
   Harwood Street Funding II, Ser 2005-1A,
      Cl NOTE (A) (B) (K) (L)
           4.868%, 05/25/06                            14,460            14,460
   Heller Financial Commercial Mortgage,
      Ser 1999-PH1, Cl C (A)
           6.879%, 05/15/31                               250               261
   Home Equity Asset Trust,
      Ser 2005-5N, Cl A (B)
           5.500%, 12/27/35                             1,113             1,096
   IMPAC CMB Trust, Ser 2003-12,
      Cl A1 (A)
           5.198%, 12/25/33                             3,780             3,780
   Illinois Power Special Purpose Trust,
      Ser 1198-1, Cl A6
           5.540%, 06/25/09                               807               809
   Indymac INDA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1 (A)
           4.918%, 01/25/36                               843               837
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (F) (I)
           0.810%, 12/25/34                            32,197               825
   JP Morgan Chase Commercial
      Mortgage, Ser 2001-CIB2, Cl A3
           6.429%, 04/15/35                             5,170             5,384
   JP Morgan Chase Commercial
      Mortgage, Ser 2003-CB7, Cl A4 (A)
           4.879%, 01/12/38                             1,670             1,601
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-CB11, Cl ASB (A)
           5.201%, 08/12/37                               400               394
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
           4.895%, 09/12/37                               680               647
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-LDP4, Cl A4 (A)
           4.918%, 10/15/42                             3,700             3,521
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-LDP5, Cl B (A)
           5.334%, 12/15/44                               459               449
   JP Morgan Chase Commercial
      Mortgage, Ser 2006-CB14, Cl A3B (A)
           5.671%, 12/12/44                             4,266             4,248


--------------------------------------------------------------------------------
102        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   JP Morgan Mortgage Aquisition,
      Ser 2005-OPT2, Cl A3 (A)
           5.058%, 12/25/35                   $         1,636   $         1,638
   JP Morgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2 (A)
           4.514%, 06/25/35                            12,385            11,685
   JP Morgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2 (A)
           5.773%, 04/25/36                            12,600            12,658
   LB Commercial Conduit Mortgage,
      Ser 1999-C2, Cl A1
           7.105%, 10/15/32                             1,192             1,199
   LB Commercial Mortgage Trust,
      Ser 1999-C2, Cl B
           7.425%, 10/15/32                               378               402
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C7, Cl A4 (A)
           4.931%, 09/15/35                               880               849
   Lehman Brothers Commercial
      Mortgage, Ser 1998-C2, Cl A2
           6.560%, 11/18/35                             3,120             3,179
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (A)
           5.118%, 11/25/35                            14,696            14,659
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (A)
           6.568%, 11/25/35                             1,800             1,704
   Lehman XS Trust, Ser 2005-5N,
      Class 3A3A (A)
           5.008%, 11/25/35                             4,179             4,180
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1 (B)
           5.193%, 06/25/45                             1,133             1,128
   Long Beach Asset Holdings,
      Ser 2006-WL2, Cl N1 (B)
           6.750%, 12/25/45                                66                67
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (A)
           5.148%, 01/25/36                             2,673             2,680
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (A)
           5.756%, 05/25/29                             3,481             3,522
   Master Asset Backed Securities Trust,
      Ser 2004-FRE1, Cl A2 (A)
           5.158%, 07/25/34                               564               565
   Master Asset Backed Securities Trust,
      Ser 2004-OPT2, Cl A2 (A)
           5.168%, 09/25/34                               321               322
   Master Asset Backed Securities Trust,
      Ser 2005-AB1, Cl A1B (D)
           5.143%, 11/25/35                             1,401             1,393
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (A)
           5.968%, 11/25/32                             1,400             1,408

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1 (A)
           4.968%, 02/25/36                   $        22,492   $        22,499
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (B)
           6.000%, 08/25/34                             6,596             6,553
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
           6.500%, 08/25/32                             6,955             7,001
   Merrill Lynch Mortgage Investors,
      Ser 1996-C2, Cl A3
           6.960%, 11/21/28                               358               358
   Merrill Lynch Mortgage Investors,
      Ser 2003-OPT1, Cl A3 (A)
           5.178%, 07/25/34                             3,095             3,101
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A (A)
           5.347%, 02/25/34                             9,460             9,216
   Merrill Lynch Mortgage Investors,
      Ser 2005-HE2, Cl A2A (A)
           4.928%, 09/25/36                             2,508             2,508
   Merrill Lynch Mortgage Investors,
      Ser 2005-SD1, Cl A1 (A)
           4.998%, 05/25/46                             1,167             1,167
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D (D)
           5.895%, 03/25/37                             5,200             5,200
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl ASB (A)
           5.245%, 11/12/37                             1,721             1,699
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4 (A)
           4.747%, 06/12/43                             3,780             3,557
   Mid-State Trust, Ser 11, Cl A1
           4.864%, 07/15/38                             6,182             5,776
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl A2 (A)
           5.178%, 09/25/33                               529               529
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1 (A)
           5.518%, 09/25/33                             2,200             2,210
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M3 (A)
           6.918%, 09/25/33                               600               609
   Morgan Stanley Capital I,
      Ser 2003-T11, Cl A4
           5.150%, 06/13/41                             3,045             2,970
   Morgan Stanley Capital I,
      Ser 2004-HQ4, Cl A2
           3.920%, 04/14/40                             1,227             1,194
   Morgan Stanley Capital I,
      Ser 2004-WMC2, Cl A2 (A)
           5.178%, 07/25/34                             1,368             1,368


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Morgan Stanley Capital I,
      Ser 2005-HE2, Cl A3B (A)
           5.038%, 01/25/35                   $         3,282   $         3,285
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A (J)
           4.989%, 08/13/42                             8,841             8,473
   Morgan Stanley Capital I,
      Ser 2006-NC1, Cl A1 (A)
           4.898%, 12/25/35                             1,229             1,229
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2 (A)
           6.818%, 04/25/33                               780               787
   Morgan Stanley Dean Witter Capital I,
      Ser NC10, Cl M2 (A)
           6.618%, 10/25/33                               300               303
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
           7.570%, 11/15/36                             3,500             3,732
   Mortgage Capital Funding,
      Ser 1998-MC2, Cl A2
           6.423%, 06/18/30                             5,171             5,258
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (A)
           5.468%, 09/25/33                             2,200             2,219
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3
           4.450%, 08/25/34                             5,500             5,459
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A1F (D)
           4.359%, 08/25/35                             4,209             4,187
   New Century Home Equity Loan Trust,
      Ser 2005-B, Cl A2A (A)
           4.938%, 10/25/35                            11,478            11,480
   Northstar Education Finance,
      Ser 2005-1, Cl A5
           4.740%, 01/01/43                             1,155             1,132
   Novastar Home Equity Loan,
      Ser 1998-2, Cl A2 (A)
           5.056%, 08/25/28                               515               514
   Novastar Home Equity Loan,
      Ser 2005-2, Cl A2B (A)
           4.968%, 10/25/35                             1,086             1,086
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
           4.030%, 02/15/12                             5,000             4,858
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (A)
           5.418%, 01/25/32                             1,231             1,231
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A1 (A)
           4.888%, 01/25/36                             1,554             1,554
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (A) (B)
           7.318%, 01/25/36                               130               110

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (A) (B)
           7.318%, 01/25/36                   $           280   $           225
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1 (B)
           5.438%, 08/26/35                             1,453             1,442
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
      (A) (B) (K) (L)
           4.920%, 11/18/38                            11,091            11,091
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (D)
           5.424%, 12/25/36                            12,406            12,338
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (B)
           5.500%, 10/25/36                               253               252
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM4 (A) (B) (K) (L)
           4.858%, 02/25/35                            10,329            10,329
   RMAC, Ser 2004-NS3A, Cl A1
      (A) (B) (K) (L)
           4.720%, 03/12/25                             2,588             2,588
   Residential Accredit Loans,
      Ser 2005-QO4, Cl M2 (A)
           6.018%, 12/25/45                               499               504
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (A)
           5.218%, 02/25/46                             1,349             1,349
   Residential Asset Mortgage Products,
      Ser 2003-RS3, Cl AII (A)
           5.178%, 04/25/33                               462               463
   Residential Asset Mortgage Products,
      Ser 2003-RS6, Cl AI3
           3.080%, 12/25/28                               438               437
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
           6.500%, 11/25/31                             4,468             4,514
   Residential Asset Mortgage,
      Ser 2003-RS2, Cl AII (A)
           5.158%, 03/25/33                               281               282
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (A)
           5.188%, 11/25/32                             4,819             4,824
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (A)
           4.650%, 02/25/36                             8,671             8,671
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1 (A)
           5.241%, 12/25/34                             6,356             6,311
   Residential Funding Mortgage
      Securities, Ser 2000-HI1, Cl AI7 (D)
           8.290%, 02/25/25                             5,589             5,611


--------------------------------------------------------------------------------
104        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Residential Funding Mortgage
      Securities, Ser 2005-HS1, Cl AI1 (A)
           4.938%, 09/25/35                   $        13,167   $        13,132
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (A)
           0.000%, 05/25/36                             8,000             8,000
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl 2N1 (B)
           5.000%, 06/25/35                             2,884             2,860
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl N1 (B)
           4.750%, 09/25/35                             3,427             3,394
   Saco I Trust, Ser 2005-9, Cl A1 (A)
           5.068%, 12/25/35                             2,388             2,388
   Saco I Trust, Ser 2005-WM3, Cl A1 (A)
           5.078%, 09/25/35                             6,014             6,014
   Sail NIM Notes, Ser 2005-11A, Cl A (B)
           7.500%, 01/27/36                               619               615
   Salomon Brothers Mortgage Securities
      VII, Ser 2001-C2, Cl A3
           6.499%, 10/13/11                             5,750             6,022
   Sasco NIM Trust, Ser 2005-WF3A,
      Cl A (B)4.750%, 07/27/35                            833               830
   Saturn Ventures II (A) (K)
           4.730%, 08/07/06                            13,494            13,494
   Securitized Asset Backed Receivables
      LLC, Ser 2005-FR4, Cl A3 (A)
           5.018%, 01/25/36                             6,194             6,195
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE5N, Cl A1 (B)
           5.800%, 08/25/35                             1,091             1,080
   Sharps SP I LLC NIM Trust,
      Ser 2005-WF1N, Cl NA (B)
           6.150%, 05/25/35                             1,028             1,017
   Soundview Home Equity Loan Trust,
      Ser 2005-OPT4, Cl M8 (A)
           7.318%, 12/25/35                               500               446
   Specialty Underwriting & Residential
      Finance, Ser 2005-BC1, Cl A1B (A)
           5.048%, 12/25/35                             1,780             1,781
   Specialty Underwriting & Residential
      Finance, Ser 2005-BC4, Cl A2A (A)
           4.928%, 09/25/36                             1,587             1,587
   Start, Ser 2003-1, Cl X
           4.130%, 01/21/10                             7,095             7,042
   Start, Ser 2003-2, Cl X (A)
           4.600%, 01/21/09                             9,252             9,252
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-19XS, Cl 1A1 (A)
           5.138%, 10/25/35                             5,832             5,859
   Structured Asset Investment Loan
      Trust, Ser 2005-11, Cl A4 (A)
           4.908%, 01/25/36                             1,609             1,609

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Structured Asset Investment Loan
      Trust, Ser 2005-11, Cl A6 (A)
           5.038%, 01/25/36                   $         1,434   $         1,435
   Structured Asset Investment Loan
      Trust, Ser 2005-5, Cl A2 (A)
           4.908%, 06/25/35                               374               374
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (A)
           4.948%, 10/25/35                             3,531             3,531
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (A)
           6.818%, 06/25/33                               300               302
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2 (D)
           4.370%, 10/25/34                             2,000             1,982
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (A) (B)
           7.318%, 03/25/35                               500               501
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM (A) (B) (K) (L)
           4.851%, 12/28/18                             9,337             9,337
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (A)
           5.300%, 07/15/25                               556               552
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1 (A) (B)
           4.000%, 08/25/35                             8,562             8,431
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1 (A) (B)
           4.500%, 03/25/37                            18,295            18,077
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX (A) (B)
          20.000%, 03/25/37                             1,946               600
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX (A) (B)
          20.000%, 05/25/37                             2,912               750
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (B)
           4.500%, 04/25/36                            17,500            17,305
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (A)
           4.500%, 02/25/37                            12,046            11,952
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl 2A1 (A)
           5.058%, 10/25/35                            15,470            15,462
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3 (A)
           4.988%, 01/25/36                            24,893            24,843
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C6, Cl A3
           4.957%, 08/15/35                               737               720
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C8, Cl A3
           4.445%, 11/15/35                               839               806


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C17, Cl A4 (A)
           5.083%, 03/15/42                   $           936   $           903
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C19, Cl APB
           4.621%, 05/15/44                             2,013             1,907
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C21, Cl A4 (A)
           5.195%, 10/15/44                             1,416             1,384
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C23, Cl A4 (A)
           5.418%, 01/15/45                             3,347             3,299
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C24, Cl A3 (A)
           5.558%, 03/15/45                             3,220             3,207
   Washington Mutual Asset Securities,
      Ser 2005-C1A, Cl AJ (A)
           5.190%, 05/25/36                             1,358             1,335
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
           5.000%, 02/25/18                             3,030             2,930
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
           5.000%, 03/25/18                             8,291             8,032
   Washington Mutual, Ser 2005-AR13,
      Cl A1A1 (A)
           5.108%, 10/25/45                            12,723            12,783
   Washington Mutual, Ser 2005-AR15,
      Cl A1A2 (A)
           5.098%, 11/25/45                            15,720            15,755
   Washington Mutual, Ser 2005-AR16,
      Cl 1A4A (A)
           5.123%, 12/25/35                            12,955            12,616
   Washington Mutual,
      Ser 2005-Ar19, Cls A1A2 (A)
           5.108%, 12/25/45                            19,744            19,791
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (A)
           3.450%, 06/25/19                            10,600            10,458
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B (A) (B)
           5.000%, 03/25/33                               590               545
   Wells Fargo, Ser 2004-H, Cl A-1 (A)
           4.526%, 06/25/34                             9,373             9,064
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD (A) (B) (K) (L)
           4.930%, 06/15/06                             3,615             3,615
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME (A) (B) (K) (L)
           4.930%, 09/15/06                             2,169             2,169
                                                                ----------------
                                                                      1,229,992
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSET-BACKED SECURITIES -- 0.8%
   Comed Transitional Funding Trust,
      Ser 1998-1, Cl A7
           5.740%, 12/25/10                   $           339   $           342
   Comed Transitional Funding Trust,
      Ser 2005-1, Cl A6
           5.630%, 06/25/09                             1,690             1,695
   Embarcadero Aircraft, Ser 2000-A,
      Cl A1 (A) (B)
           5.229%, 08/15/25                             7,500             5,681
   Encore Credit Receivables Trust,
      Ser 2005-3, Cl 2A1 (A)
           4.938%, 10/25/35                             1,534             1,534
   MSDWCC Heloc Trust, Ser 2005-1,
      Cl A (A)
           5.008%, 07/25/17                             1,674             1,675
   Massachusetts RRB Special Purpose
      Trust, Ser 2001-1, Cl A
           6.530%, 06/01/15                             1,051             1,097
   PG&E Energy Recovery Funding,
      Ser 2005-1, Cl A2
           3.870%, 06/25/11                             1,557             1,521
   PG&E Energy Recovery Funding,
      Ser 2005-1, Cl A4
           4.370%, 06/25/14                               656               629
   PG&E Energy Recovery Funding,
      Ser 2005-2, Cl A1
           4.850%, 06/25/11                             2,569             2,553
   PG&E Energy Recovery Funding,
      Ser 2005-2, Cl A3
           5.120%, 12/25/14                             1,273             1,258
   Peco Energy Transition Trust,
      Ser 1999-A, Cl A6
           6.050%, 03/01/09                             1,468             1,475
   Peco Energy Transition Trust,
      Ser 2001-A, Cl A1
           6.520%, 12/31/10                             1,035             1,081
   SLM Student Loan Trust,
      Ser 2003-11, Cl A5 (B)
           2.990%, 12/15/22                             2,966             2,919
   SLM Student Loan Trust,
      Ser 2004-1, Cl A2 (A)
           4.763%, 07/25/18                             1,359             1,364
   SLM Student Loan Trust,
      Ser 2005-7, Cl A3
           4.410%, 07/25/25                             1,219             1,201
   SLM Student Loan Trust,
      Ser 2005-8, Cl A4
           4.250%, 01/25/28                             3,279             3,206
   Stingray Pass-Through Trust (B)
           5.902%, 01/12/15                             4,500             4,317
                                                                ----------------
                                                                         33,548
                                                                ----------------
Total Asset-Backed Securities
   (Cost $1,337,619) ($ Thousands)                                    1,321,112
                                                                ----------------


--------------------------------------------------------------------------------
106        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 17.9%
   U.S. Treasury Bills
           4.206%, 04/06/06 (H)               $         1,000   $         1,000
   U.S. Treasury Bonds
          10.375%, 11/15/12                             7,950             8,623
           8.875%, 08/15/17 (J)                         2,780             3,712
           8.125%, 08/15/19 (J)                         3,816             4,952
           6.250%, 08/15/23 to 05/15/30 (J)            72,876            84,391
           6.125%, 11/15/27 to 08/15/29 (J)            32,439            36,978
           6.000%, 02/15/26 (J)                        13,851            15,455
           5.375%, 02/15/31 (J)                        17,373            18,288
           4.500%, 02/15/16 to 02/15/36 (J)            14,009            13,355
           3.875%, 04/15/29 (E)                         5,282             6,779
           3.625%, 04/15/28 (E) (J)                    12,343            15,172
           2.375%, 01/15/25 (E) (J)                    28,261            28,401
           2.000%, 01/15/26 (J)                         2,108             1,997
   U.S. Treasury Notes
           5.000%, 08/15/11 (J)                         5,074             5,119
           4.875%, 02/15/12 (J)                        68,460            68,567
           4.500%, 02/15/09 to 11/15/15 (J)            56,907            55,748
           4.375%, 12/15/10 (J)                        31,423            30,823
           4.250%, 10/31/07 to 08/15/15 (J)           119,524           114,473
           4.250%, 10/15/10 to 01/15/11                 5,593             5,460
           4.125%, 08/15/08 (J)                         2,990             2,947
           4.000%, 04/15/10 (J)                        14,750            14,303
           3.875%, 05/15/10 (J)                         8,000             7,716
           3.750%, 05/15/08                             1,070             1,047
           3.500%, 11/15/09 to 02/15/10 (J)            37,088            35,452
           3.375%, 10/15/09 (J)                        42,826            40,823
           3.375%, 01/15/07 to 01/15/12 (E)             2,561             2,605
           3.125%, 09/15/08 to 10/15/08                 4,490             4,310
           2.000%, 07/15/14 (E) (J)                    14,556            14,196
           1.875%, 07/15/13 to
              07/15/15 (E) (J)                         32,785            31,603
           0.875%, 04/15/10 (E) (J)                     5,536             5,244
   U.S. Treasury STRIPS (H) (J)
           5.927%, 08/15/09 to 11/15/21                90,547            59,845
                                                                ----------------
Total U.S. Treasury Obligations
   (Cost $748,261) ($ Thousands)                                        739,384
                                                                ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
   FHLB
           3.625%, 11/14/08                                40                39
   FHLB CMO, Ser 2015, Cl A
           5.460%, 11/27/15                            18,911            18,912
   FHLMC
           6.625%, 09/15/09 (J)                        23,252            24,327
           5.625%, 11/23/35 (J)                         6,440             6,183
           4.955%, 01/18/07 (F)                        34,973            33,628
           4.756%, 08/04/06 (C) (F)                       100                98
           4.625%, 05/28/13                             3,750             3,536
           4.125%, 07/12/10 (J)                         7,617             7,322

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO STRIP, Ser 233,
      Cl 6, IO
           4.500%, 08/15/35                   $           583   $           145
   FHLMC CMO, Ser 1, Cl Z
           9.300%, 04/15/19                               286               285
   FHLMC CMO, Ser 1611, Cl Z
           6.500%, 11/15/23                            12,791            13,135
   FHLMC CMO, Ser 1983, Cl Z
           6.500%, 12/15/23                             2,152             2,196
   FHLMC CMO, Ser 2043, Cl CJ
           6.500%, 04/15/28                             5,034             5,178
   FHLMC CMO, Ser 2277, Cl B
           7.500%, 01/15/31                             1,142             1,143
   FHLMC CMO, Ser 2389, Cl CD
           6.000%, 03/15/16                             6,834             6,883
   FHLMC CMO, Ser 2399, Cl XG
           6.500%, 01/15/32                            10,317            10,505
   FHLMC CMO, Ser 2515, Cl MG
           4.000%, 09/15/17                             2,696             2,571
   FHLMC CMO, Ser 2544, Cl IW, IO
           5.500%, 03/15/26                             5,307               351
   FHLMC CMO, Ser 2579, Cl PI, IO
           5.500%, 03/15/27                             2,113               114
   FHLMC CMO, Ser 2625, Cl IO, IO
           5.000%, 12/15/31                             3,130               407
   FHLMC CMO, Ser 2631, Cl MT
           3.500%, 01/15/22                               218               213
   FHLMC CMO, Ser 2645, Cl MK
           3.500%, 07/15/22                             1,779             1,732
   FHLMC CMO, Ser 2692, Cl YB
           3.500%, 05/15/16                                69                67
   FHLMC CMO, Ser 2731, Cl PK
           3.500%, 05/15/26                            10,523            10,219
   FHLMC CMO, Ser 2733, Cl ME
           5.000%, 01/15/34                             5,995             5,493
   FHLMC CMO, Ser 2736, Cl DB
           3.300%, 11/15/26                             4,382             4,201
   FHLMC CMO, Ser 2809, Cl HX, IO
           6.000%, 10/15/24                             5,195               382
   FHLMC CMO, Ser 2890, Cl AP
           3.750%, 12/15/11                             3,313             3,216
   FHLMC CMO, Ser 2893, Cl PA
           4.000%, 04/15/25                             3,550             3,467
   FHLMC CMO, Ser 2945, Cl SA
           3.746%, 03/15/20                             7,917             7,353
   FHLMC CMO, Ser 2957, Cl KJ
           4.500%, 10/15/24                             3,112             3,058
   FHLMC CMO, Ser 2960, Cl EH
           4.500%, 05/15/24                             1,184             1,165
   FHLMC CMO, Ser 2963, Cl Wl
           4.500%, 07/15/25                             3,011             2,956
   FHLMC CMO, Ser 2982, Cl LC
           4.500%, 01/15/25                             5,567             5,465


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO, Ser 2992, Cl OG
           5.500%, 06/15/33                   $           615   $           594
   FHLMC CMO, Ser 3014, Cl NA
           4.500%, 11/15/25                             5,064             4,956
   FHLMC CMO, Ser 3035, Cl DM
           5.500%, 11/15/25                             3,392             3,396
   FHLMC CMO, Ser 3044, Cl LJ
           5.500%, 03/15/35                               883               857
   FHLMC CMO, Ser 3044, Cl MD
           5.500%, 02/15/35                             4,854             4,707
   FHLMC CMO, Ser 3057, Cl PE
           5.500%, 11/15/34                             2,720             2,639
   FHLMC CMO, Ser 3059, Cl CA
           5.000%, 03/15/25                             5,433             5,381
   FHLMC CMO, Ser 3086, Cl PA
           5.500%, 05/15/26                             4,075             4,077
   FHLMC DN (C)
           0.000%, 09/27/06                               750               732
   FHLMC STRIP, Ser 232, IO
           5.000%, 08/01/35                             4,330             1,112
   FHLMC STRIP, Ser 233, Cl 12, IO
           5.000%, 09/15/35                             4,055               972
   FHLMC, Ser 2591, Cl PB
           4.000%, 02/15/30                            33,273             3,087
   FHLMC, Ser 2852, Cl NY
           5.000%, 09/15/33                             2,558             2,374
   FHLMC, Ser 3102, Cl PH
           5.000%, 07/15/31                             4,690             4,489
   FHLMC, Ser 3117, Cl PC
           5.000%, 06/15/31                             9,984             9,723
   FHLMC, Ser 3117, Cl PL
           5.000%, 08/15/34                             7,936             7,438
   FNMA
           6.250%, 02/01/11                             8,000             8,300
           6.000%, 05/15/11 (J)                        14,736            15,277
           4.857%, 08/23/06 (C) (F)                        50                49
           4.620%, 07/19/06 (C)                           400               395
           4.510%, 05/15/06 (C) (H)                     2,830             2,814
   FNMA CMO STRIP, Ser 365, Cl 4, IO
           5.000%, 04/01/36                             1,600               427
   FNMA CMO, Ser 1999-11, Cl Z
           5.500%, 03/25/29                             8,535             8,379
   FNMA CMO, Ser 2001-T2, Cl B
           6.022%, 11/25/10                             4,500             4,622
   FNMA CMO, Ser 2002-94, Cl BJ, IO
           5.500%, 04/25/16                             1,202               101
   FNMA CMO, Ser 2002-M3, Cl B
           4.370%, 09/25/10                               813               787
   FNMA CMO, Ser 2003-113, Cl PN
           3.500%, 02/25/13                             2,125             2,074
   FNMA CMO, Ser 2003-76, Cl DE
           4.000%, 09/25/31                             7,420             6,946
   FNMA CMO, Ser 2003-92, Cl KQ
           3.500%, 06/25/23                             2,668             2,600

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   FNMA CMO, Ser 2004-7, Cl JK
           4.000%, 02/25/19                   $           582   $           516
   FNMA CMO, Ser 2005-57, Cl EG (A)
           5.118%, 03/25/35                             4,671             4,670
   FNMA CMO, Ser 2005-65, Cl WG
           4.500%, 08/25/26                             4,496             4,418
   FNMA CMO, Ser 2005-77, Cl BX
           4.500%, 07/25/28                            16,262            15,950
   FNMA CMO, Ser 2005-92, Cl NM
           3.500%, 04/25/13                             2,334             2,276
   FNMA CMO, Ser 2005-99, Cl KC
           5.500%, 02/25/28                                90                90
   FNMA CMO, Ser 51, Cl KC
           4.500%, 01/25/25                             1,851             1,815
   FNMA CMO, Ser 63, Cl QP
           3.500%, 10/25/31                             5,547             5,126
   FNMA STRIP, Ser 359, Cl 6, IO
           5.000%, 11/01/35                             1,606               408
   FNMA STRIP, Ser 360, Cl 2, IO
           5.000%, 08/01/35                            17,898             4,592
   FNMA, Ser 2006-10, Cl FD (A)
           5.168%, 03/25/36                             8,900             8,940
   GNMA CMO, Ser 2001-18, Cl WH (A)
          10.377%, 04/20/31                               579               606
   GNMA CMO, Ser 2002-51, Cl SG (A)
          11.802%, 04/20/31                               494               549
   GNMA CMO, Ser 2003-58, Cl LG, IO
           5.500%, 05/17/29                             4,036               600
   GNMA CMO, Ser 2003-86, Cl LC, IO
           5.500%, 10/20/27                             7,127               393
   GNMA CMO, Ser 2004-80, Cl IP, IO
           5.500%, 07/20/34                             9,724             1,010
   GNMA CMO, Ser 2006-3, Cl A
           4.212%, 01/16/28                               610               589
   GNMA, Ser 205-93, Cl PA
           5.500%, 06/20/33                             8,067             8,058
   Small Business Administration CMO,
      Ser 2003-P10A, Cl 1
           4.524%, 02/10/13                             5,622             5,340
                                                                ----------------
Total U.S. Government Agency Obligations
   (Cost $366,214) ($ Thousands)                                        361,196
                                                                ----------------

COMMERCIAL PAPER (H) -- 3.2%
FINANCIALS -- 3.2%
   AIG Funds
           4.709%, 04/06/06                            20,000            19,987
   CPI Funding (K)
           4.901%, 04/03/06                             2,947             2,946
   Eiffel Funding LLC (K)
           4.867%, 04/27/06                             2,169             2,160
           4.767%, 04/28/06                            14,460            14,350


--------------------------------------------------------------------------------
108        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------

Elysian Funding LLC (K)
           4.706%, 04/10/06                   $         7,230   $         7,178
   Harbour Funding (K)
           4.763%, 04/06/06                            10,750            10,728
   Harwood Funding (K)
           4.881%, 04/03/06                             3,470             3,469
   Lloyds TSB Bank
           4.770%, 04/05/06                             8,913             8,908
   Merrill Lynch
           4.776%, 04/07/06                            10,000             9,992
   Raobank USA Financial
           4.830%, 04/03/06                            11,831            11,828
   Socnam
           4.770%, 04/06/06                             9,359             9,353
   Thornburg Mortgage Capital
      Resources (K)
           4.781%, 04/19/06                             7,230             7,201
   Transamerica Securities (K)
           4.841%, 04/03/06                             1,701             1,699
   UBS Finance
           4.830%, 04/03/06                            21,831            21,825
                                                                ----------------
Total Commercial Paper
   (Cost $131,624) ($ Thousands)                                        131,624
                                                                ----------------

MASTER NOTES (K) -- 1.3%
   Bank of America
           4.945%, 04/03/06                            36,151            36,151
   Bear Stearns
           4.995%, 04/03/06                            17,352            17,352
                                                                ----------------
Total Master Notes
   (Cost $53,503) ($ Thousands)                                          53,503
                                                                ----------------

CASH EQUIVALENTS (A) -- 0.7%
   Evergreen Select Money Market
      Fund, Institutional Class, 4.793%**             326,091               326
   SEI Daily Income Trust, Prime
      Obligation Fund,
      Cl A, 4.560%** +                             27,934,265            27,934
                                                                ----------------
Total Cash Equivalents
   (Cost $28,260) ($ Thousands)                                          28,260
                                                                ----------------

CERTIFICATES OF DEPOSIT -- 0.4%
   BNP Paribus
           4.520%, 04/13/06                             9,000             9,000
   US Trust of New York (K)
           4.760%, 03/13/07                             5,784             5,784
                                                                ----------------
Total Certificates of Deposit
   (Cost $14,784) ($ Thousands)                                          14,784
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                           ($ Thousands)/Contracts     ($ Thousands)
--------------------------------------------------------------------------------

TIME DEPOSIT (K) -- 0.3%
   Societe Generale
           4.900%, 04/03/06                   $        14,460   $        14,460
                                                                ----------------
Total Time Deposit
   (Cost $14,460) ($ Thousands)                                          14,460
                                                                ----------------

MUNICIPAL BOND -- 0.0%
   Brazos Higher Education Authority RB,
      Ser 2006-1, Cl A2R (A)
           5.030%, 12/01/41                             1,641             1,641
                                                                ----------------
Total Municipal Bond
   (Cost $1,641) ($ Thousands)                                            1,641
                                                                ----------------

PURCHASED OPTIONS -- 0.0%
   December 2006 Euro 1-Year Mid-CRV
      Future Call, Expires 12/16/06,
      Strike Price $95*                                   340               185
   June 2006 90-Day Euro Future Call,
      Expires 06/19/06, Strike Price $95.25*              336                 2
   May 2006 U.S. 10-Year T-Note Future Call,
      Expires 05/26/06, Strike Price: $106*               121                68
   September 2006 90-Day Euro Future Call,
      Expires 09/18/06, Strike Price $94.75*               85                28
   September 2006 90-Day Euro Future Call,
      Expires 09/18/06, Strike Price $95*                 133                17
                                                                ----------------
Total Purchased Options
   (Cost $597) ($ Thousands)                                                300
                                                                ----------------

REPURCHASE AGREEMENTS -- 8.3%
   Barclays
      4.790%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $83,605,536
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $6,697,967-
      $17,187,400, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $85,243,744)(K)                     83,572            83,572
   Lehman Brothers
      4.750%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $84,624,484
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $19,215,000-
      $36,000,000, 5.500%-6.000%,
      08/20/19-07/21/25; with total
      market value $86,282,739)                        84,591            84,591


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                           ($ Thousands)/Contracts     ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers
      4.80%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $84,192,057
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $5,005-
      $9,102, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $85,841,803)(K)            $        84,158   $        84,158
   Merrill Lynch
      4.780%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $90,144,893
      (collateralized by a
      U.S. Government Obligation,
      par value $86,915,000, 6.000%,
      05/15/11; with total market
      value $91,912,613)                               90,109            90,109
                                                                ----------------
Total Repurchase Agreements
   (Cost $342,430) ($ Thousands)                                        342,430
                                                                ----------------
Total Investments -- 143.8%
   (Cost $5,993,949) ($ Thousands)                              $     5,954,329
                                                                ================

WRITTEN OPTIONS -- 0.0%
   December 2006 Euro 2-Year Mid-CRV
      Future Call, Expires 12/15/06,
      Strike Price $95*                                  (340)             (157)
   June 2006 Euro-BOBL Future Call,
      Expires 06/16/06, Strike Price $95.50*             (168)               (5)
   June 2006 Euro-BOBL Future Call,
      Expires 06/16/06, Strike Price $95.75*             (168)               (2)
   September 2006 90-Day Euro Future Call,
      Expires 09/18/06, Strike Price $95.25*             (133)              (17)
   May 2006 U.S. 10-Year T-Note Future Call,
      Expires 05/26/06, Strike Price $108*               (175)             (314)
   May 2006 U.S. Bond (CBT) Call, Expiration:
      04/21/06, Strike Price: $114*                      (128)               (2)
   May 2006 U.S. Bond (CBT) Put, Expiration:
      04/21/06, Strike Price: $109*                      (128)              (84)
   May 2006 U.S. Bond (CBT) Put, Expiration:
      05/26/06, Strike Price: $109*                       (71)              (80)
                                                                ----------------
Total Written Options
   (Premium Received $(674)) ($ Thousands)                                 (661)
                                                                ----------------

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
       TYPE OF                  NUMBER OF       EXPIRATION       (DEPRECIATION)
       CONTRACT                 CONTRACTS          DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------

U.S. 5-Year Note (CBT)            2,004         June 2006        $         (916)
U.S. T-Bond (CBT)                  (335)        June 2006                   592
U.S. 10-Year Note                   425         June 2006                  (263)
U.S. 2-Year Note (CBT)               99         July 2006                   (10)
10-Year Swap                         (2)        June 2006                     5
90-Day Euro$                          8         March 2010                   (6)
90-Day Euro$                        810         March 2007                 (675)
90-Day Euro$                         13         March 2008                   (6)
90-Day Euro$                         13         March 2009                   (6)
90-Day Euro$                          8         June 2010                    (6)
90-Day Euro$                         13         June 2006                    (4)
90-Day Euro$                         13         June 2007                    (6)
90-Day Euro$                         13         June 2008                    (6)
90-Day Euro$                         13         June 2009                    (6)
90-Day Euro$                          8       September 2010                 (6)
90-Day Euro$                      1,164       September 2006               (998)
90-Day Euro$                        429       September 2007               (230)
90-Day Euro$                         13       September 2008                 (6)
90-Day Euro$                         13       September 2009                 (6)
90-Day Euro$                         16       December 2010                 (12)
90-Day Euro$                         13       December 2006                  (6)
90-Day Euro$                         13       December 2007                  (6)
90-Day Euro$                         13       December 2008                  (6)
90-Day Euro$                         13       December 2009                  (6)
90-Day Euro$                        476       December 2006                (696)
                                                                 ---------------
                                                                 $       (3,291)
                                                                 ===============

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31,2006: (See Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                   CURRENCY          CURRENCY         CONTRACT     APPRECIATION
MATURITY         TO DELIVER        TO RECEIVE            VALUE   (DEPRECIATION)
   DATES      ($ THOUSANDS)     ($ THOUSANDS)    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------

5/10/06       AUD    11,084     USD     8,313    $       7,895          $   419
5/10/06       CAD     5,776     USD     5,036            4,958               77
9/20/06       CNY   360,400     USD    46,081           45,781              299
9/20/06       USD   360,400     CNY    46,137           45,781             (355)
                                                 -------------          -------
                                                 $     104,415          $   440
                                                 =============          =======


--------------------------------------------------------------------------------
110        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

Swaps -- At March 31, 2006, the following Credit Default Swap agreements were outstanding: (See Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                    NOTIONAL      NET UNREALIZED
                                     EXPIRATION      AMOUNT        DEPRECIATION
DESCRIPTION                             DATE      ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------

 Fund receives semi-annual payment
    of 0.950% (1.900% per annum)
    times notional amount of GSAMP
    Trust, Ser 2005-HE1, Cl B2,
    5.014%, 11/25/34. Upon a
    defined credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         11/25/34        $ 633          $ (9)
 Fund receives semi-annual payment
    of 0.950% (1.900% per annum)
    times notional amount of ACE
    Securities Corp., Ser 2004-
    RM2, Cl B1, 5.014%, 01/25/35.
    Upon a defined credit event
    Fund pays notional amount and
    takes receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         01/25/35          633            (9)
 Fund receives semi-annual payment
    of 1.675% (3.350% per annum)
    times notional amount of Aegis
    Asset Backed Securities Trust,
    Ser 2004-5, Cl B3, 6.814%,
    12/25/34. Upon a defined
    credit event Fund pays notional
    amount and takes receipt of a
    defined deliverable obligation.
    (Counter Party: Citibank)         12/25/34          633           (13)
 Fund receives semi-annual payment
    of 1.025% (2.050% per annum)
    times notional amount of
    Ameriquest Mortgage Securities
    Inc., Ser 2004-R6, Cl M3,
    5.464%, 07/25/34. Upon a
    defined credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         07/25/34          633            (8)
 Fund receives semi-annual payment
    of 0.975% (1.950% per annum)
    times notional amount of CDC
    Mortgage Capital Trust, Ser
    2004-HE3, Cl B2, 5.264%,
    11/25/34. Upon a defined
    credit event Fund pays notional
    amount and takes receipt of a
    defined deliverable obligation.
    (Counter Party: Citibank)         11/25/34          633            (7)
 Fund receives semi-annual payment
    of 0.950% (1.900% per annum)
    times notional amount of
    Countrywide Asset-Backed
    Certificates, Ser 2004-12,
    Cl MV8, 5.114%, 11/25/34. Upon
    a defined credit event Fund
    pays notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         05/25/34          633            (8)
 Fund receives semi-annual payment
    of 1.025% (2.050% per annum)
    times notional amount of
    Countrywide Asset-Backed
    Certificates, Ser 2004-6, Cl
    M8, 5.514%, 05/25/34. Upon a
    defined credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         05/25/34          633            (9)
 Fund receives semi-annual payment
    of 1.000% (2.000% per annum)
    times notional amount of
    Countrywide Asset-Backed
    Certificates, Ser 2004-ECC2,
    Cl M8, 5.464%, 06/25/34. Upon
    a defined credit event Fund
    pays notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         06/25/34        1,056           (14)
 Fund receives semi-annual payment
    of 1.500% (3.000% per annum)
    times notional amount of
    Countrywide Asset-Backed
    Certificates, Ser 2004-ECC1,
    Cl B, 4.814%, 01/25/34. Upon a
    defined credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         02/25/34        1,056           (10)
 Fund receives semi-annual payment
    of 1.525% (3.050% per annum)
    times notional amount of Home
    Equity Asset Trust, Ser 2004-8,
    Cl B3, 6.414%, 03/25/35. Upon
    a defined credit event Fund
    pays notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         03/25/35          633            (9)

--------------------------------------------------------------------------------
                                                    NOTIONAL      NET UNREALIZED
                                     EXPIRATION      AMOUNT        DEPRECIATION
DESCRIPTION                             DATE      ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------

 Fund receives semi-annual payment
    of 1.015% (2.030% per annum)
    times notional amount of Long
    Beach Mortgage Loan Trust,
    Ser 2004-2, Cl M5, 5.564%,
    06/25/34. Upon a defined
    credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         06/25/34        $ 633          $ (8)
 Fund receives semi-annual payment
    of 1.050% (2.100% per annum)
    times notional amount of
    Masters Asset Backed
    Securities Trust, Ser 2004-
    WMC2, Cl M5, 5.714%, 06/25/34.
    Upon a defined credit event
    Fund pays notional amount and
    takes receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         06/25/34          633            (8)
 Fund receives semi-annual payment
    of 1.025% (2.050% per annum)
    times notional amount of
    Morgan Stanley ABS Equity I,
    Ser 2004-HE6, Cl B2, 5.264%,
    08/25/34. Upon a defined
    credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         08/25/34          633            (9)
 Fund receives semi-annual payment
    of 1.035% (2.070% per annum)
    times notional amount of
    Morgan Stanley ABS Equity I,
    Ser 2004-NC5, Cl B2, 5.564%,
    05/25/34. Upon a defined
    credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         05/25/34          633            (8)
 Fund receives semi-annual payment
    of 1.450% (2.900% per annum)
    times notional amount of New
    Century Home Equity Loan
    Trust, Ser 2004-4, Cl M9,
    6.014%, 02/25/35.Upon a
    defined credit event Fund pays
    notional amount and takes
    receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         02/25/35        1,056           (12)
 Fund receives semi-annual payment
    of 0.950% (1.900% per annum)
    times notional amount of
    Residential Asset Securities
    Corporation, Ser 2004-KS10, Cl
    M5, 5.164%, 11/25/34. Upon a
    defined credit event Fund
    pays notional amount and
    takes receipt of a defined
    deliverable obligation.
    (Counter Party: Citibank)         11/25/34          633            (8)
   -----------------------------------------------------------------------------
                                                                    $(149)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        111

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Concluded)

March 31, 2006

Swaps -- At March 31, 2006, the following Total Return Swap agreements were outstanding: (See Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                    NOTIONAL      NET UNREALIZED
                                     EXPIRATION      AMOUNT        DEPRECIATION
DESCRIPTION                             DATE     ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
 The Fund receives payment on the
    monthly reset spread from
    Lehman Brothers - CMBS AA
    Index plus 25 basis points
    times the notional amount. The
    Fund receives payment if the
    return on the spread
    appreciates over the payment
    period and pays if the return
    on the spread depreciates over
    the payment period.
    (Counter Party: Bank of America)  05/31/06     $ 10,000           $39
 The Fund receives payment on the
    monthly reset spread from Banc
    of America - CMBS AAA 10Yr
    Index plus 15 basis points
    times the notional amount. The
    Fund receives payment if the
    return on the spread
    appreciates over the payment
    period and pays if the return
    on the spread depreciates over
    the payment.
    (Counter Party: Bank of America)  07/31/06       20,000            17
 The Fund receives payment on the
    monthly reset spread from
    Lehman Brothers - CMBS AAA
    8.5+Index plus 20 basis points
    times the notional amount. The
    Fund receives payment if the
    return on the spread
    appreciates over the payment
    period and pays if the return
    on the spread depreciates over
    the payment period.
    (Counter Party: Merrill Lynch)    05/01/06       20,000            36
 The Fund receives payment on the
    monthly reset spread from Banc
    of America - CMBS AAA 10Yr
    Index plus 27 basis points
    times the notional amount. The
    Fund receives payment if the
    return on the spread
    appreciates over the payment
    period and pays if the return
    on the spread depreciates over
    the payment period.
    (Counter Party: Bank of America)  05/31/06       20,000            17
--------------------------------------------------------------------------------
                                                                     $109
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $4,141,603 ($ Thousands)

  *   Non-income producing securities.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Investment in Affiliated Registered Investment Company (See Note 3)

 ++   Real Estate Investment Trust

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2006.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.

(E)   Treasury Inflation Index Notes

(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(G)   Security in default on interest payments.

(H)   Rate reported is the effective yield at time of purchase.

(I) Securities considered illiquid. The total value of such securities as of March 31, 2006 was $11,497 ($ Thousands) and represented 0.28% of Net Assets.

(J) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $861,640 ($ Thousands).

(K) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $899,474 ($ Thousands).

(L) The date reported on the Schedule of Investments is the date in effect as of March 31, 2006.

(M) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(N) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

AUD -- Australian Dollar

CAD -- Canadian Dollar

CBT -- Chicago Board of Trade

Cl -- Class

CDO -- Collateralized Debt Obligation

CMO -- Collateralized Mortgage Obligation

CNY -- Chinese Yuan Renminbi

EXL -- Extendable Maturity

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

MTN -- Medium Term Note

PLC -- Public Limited Company

RB -- Revenue Bond

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TIPS -- Treasury Inflation-Protected Securities

USD -- U.S. Dollar


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
112        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

STATEMENT OF NET ASSETS (Unaudited)

HIGH YIELD BOND FUND

March 31, 2006
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS#:

20.6%    Consumer Discretionary
13.3%    Financials
11.7%    Industrials
9.1%     Materials
7.4%     Energy
7.0%     Telecommunication Services
5.4%     Short-Term Investments
5.4%     Collateralized Loan Obligations
4.3%     Health Care
4.1%     Loan Participations
3.2%     Utilities
2.2%     Consumer Staples
2.0%     Information Technology
1.7%     Collateralized Debt Obligations
1.4%     Asset-Backed Securities
0.6%     U.S. Government Agency Obligations
0.4%     Common Stock
0.2%     Preferred/Convertible Stocks
0.0%     Convertible Bond
0.0%     Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 87.2%
CONSUMER DISCRETIONARY -- 22.6%
   155 E Tropicana LLC
           8.750%, 04/01/12                   $         1,689   $         1,668
   AEP Industries
           7.875%, 03/15/13                               500               503
   AMC Entertainment
           9.875%, 02/01/12                               125               123
           8.000%, 03/01/14                             2,105             1,879
   AMF Bowling Worldwide
          10.000%, 03/01/10                               830               851
   Acco Brands
           7.625%, 08/15/15                             1,585             1,506
   Adelphia Communications, Ser B (C)
           9.500%, 01/15/08                             2,085             1,188
   Adesa
           7.625%, 06/15/12                               525               537
   Alderwoods Group
           7.750%, 09/15/12                               275               283
   American Tower (G)
           7.500%, 05/01/12                               125               131
   Amscan Holdings
           8.750%, 05/01/14                             1,910             1,714
   Arvinmeritor
           8.750%, 03/01/12                               500               493
   Asbury Automotive
           9.000%, 06/15/12                             4,184             4,273
   Aztar (G)
           7.875%, 06/15/14                             3,038             3,289
   Beazer Homes
           8.625%, 05/15/11                               779               814
   Bon-Ton Department Stores (A) (G)
          10.250%, 03/15/14                               277               266

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Boyd Gaming
           7.750%, 12/15/12                   $           300   $           314
           7.125%, 02/01/16                               750               760
   Broder Brothers, Ser B
          11.250%, 10/15/10                             1,260             1,254
   Brookstone (A)
          12.000%, 10/15/12                               675               621
   Brown Shoe
           8.750%, 05/01/12                               925               976
   CBD Media Holdings
           9.250%, 07/15/12                               275               280
           8.625%, 06/01/11                               250               253
   CCH I Holdings LLC
          20.010%, 01/15/14 (B) (G)                       900               554
          10.000%, 05/15/14                               328               166
   CCH II LLC
          10.250%, 09/15/10                             1,539             1,512
   CCH L LLC (G)
          11.000%, 10/01/15                             2,508             2,085
   CCM Merger (A) (G)
           8.000%, 08/01/13                             2,500             2,487
   CCO Holdings LLC (G)
           8.750%, 11/15/13                             3,316             3,225
   CSC Holdings, Ser B
           8.125%, 08/15/09                               275               284
   CSK Auto
           7.000%, 01/15/14                               100                95
   Cablevision Systems, Ser B
           8.716%, 04/01/09 (D)                         2,260             2,370
           8.000%, 04/15/12 (G)                         1,970             1,921
   Caesars Entertainment
           8.875%, 09/15/08                               190               203
           8.125%, 05/15/11                               300               326
           7.875%, 03/15/10                               650               691
   Canwest Media
           8.000%, 09/15/12                             2,015             2,065
   Carmike Cinemas
           7.500%, 02/15/14                             1,250             1,147
   Charter Communications Holdings (A)
           8.000%, 04/30/12                                36                36
   Cinemark (B)
           8.690%, 03/15/14                               900               689
   Collins & Aikman Floorcovering, Ser B
           9.750%, 02/15/10                               350               331
   Cooper Standard Auto
           8.375%, 12/15/14                             1,300             1,014
   Cornell
          10.750%, 07/01/12                               500               525
   Corrections of America
           6.750%, 01/31/14                               450               455
           6.250%, 03/15/13                             2,257             2,220
   Del Laboratories
           8.000%, 02/01/12                             2,035             1,648


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        113

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Delco Remy International (G)
           9.375%, 04/15/12                   $           200   $            96
   Denny's (G)
          10.000%, 10/01/12                             1,750             1,807
   Dex Media
           8.000%, 11/15/13                               675               695
           8.000%, 11/15/13 (B)                         2,000             1,690
   Dex Media East
           9.875%, 11/15/09                               629               671
   Directv Holdings (G)
           6.375%, 06/15/15                             1,818             1,795
   Dura Operating, Ser D
           9.000%, 05/01/09                               275               136
   Echostar DBS
           7.125%, 02/01/16 (A)                         2,140             2,105
           6.625%, 10/01/14                               418               404
           6.375%, 10/01/11                             1,182             1,155
           5.750%, 10/01/08                             1,450             1,435
   El Dorado Casino Shreveport PIK (G)
          10.000%, 08/01/12                             1,065               849
   Elizabeth Arden
           7.750%, 01/15/14                             1,150             1,179
   Eye Care Centers of America (G)
          10.750%, 02/15/15                               450               448
   Federal-Mogul (C)
           7.750%, 07/01/06                               800               340
   Ford Motor
           9.500%, 09/15/11                               925               821
           9.215%, 09/15/21                               350               280
           8.900%, 01/15/32                               500               393
           8.875%, 01/15/22                                50                39
           7.450%, 07/16/31                             2,428             1,803
   French Lick Resorts (A)
          10.750%, 04/15/14                             3,763             3,763
   GSC Holdings (A)
           8.405%, 10/01/11 (D)                         1,566             1,601
           8.000%, 10/01/12 (G)                         1,353             1,343
   General Motors
           8.375%, 07/15/33 (G)                         3,073             2,251
           8.250%, 07/15/23                               648               467
   Goodyear Tire & Rubber
           9.000%, 07/01/15                               974               989
   Gregg Appliances
           9.000%, 02/01/13                             2,867             2,659
   Group 1 Automotive
           8.250%, 08/15/13                             2,423             2,447
   HMH Properties, Ser B
           7.875%, 08/01/08                                75                76
   Harrahs Operating
           8.000%, 02/01/11                                25                27
   Harry & David Operations
           9.000%, 03/01/13                             2,212             2,112

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Herbst Gaming
           8.125%, 06/01/12                   $         1,986   $         2,063
           7.000%, 11/15/14                               100               100
   Hertz (A)
          10.500%, 01/01/16 (G)                           956             1,037
           8.875%, 01/01/14                             7,620             7,906
   Houghton Mifflin
           9.875%, 02/01/13                               750               806
   Hydrochem Industrial (A)
           9.250%, 02/15/13                               500               496
   Inn of the Mountain Gods
          12.000%, 11/15/10                               525               567
   Intelsat
           5.250%, 11/01/08                               375               354
   Intrawest
           7.500%, 10/15/13                             1,792             1,817
   Isle of Capri Casinos
           9.000%, 03/15/12                                22                23
           7.000%, 03/01/14                             2,249             2,221
   Jacuzzi Brands
           9.625%, 07/01/10                             1,170             1,255
   Jo-Ann Stores (G)
           7.500%, 03/01/12                               325               285
   Kabel Deutschland (A)
          10.625%, 07/01/14                             2,947             3,146
   LBI Media (B)
          10.200%, 10/15/13                               675               503
   Lamar Media
           6.625%, 08/15/15                                75                75
   Lazydays RV Center
          11.750%, 05/15/12                             2,375             2,363
   Leslie's Poolmart
           7.750%, 02/01/13                               150               151
   Levi Strauss
          12.250%, 12/15/12                             2,165             2,460
           9.280%, 04/01/12 (D)                         2,675             2,769
           8.875%, 04/01/16 (A)                           335               336
   Lin Television
           6.500%, 05/15/13                             1,200             1,128
   Little Traverse Bay Bands of
          Odawa Indians (A)
          10.250%, 02/15/14                               225               222
   Lodgenet Entertainment
           9.500%, 06/15/13                               500               540
   MAAX Holdings (B)
          20.760%, 12/15/12                             3,125             1,219
   MGM Mirage
           8.500%, 09/15/10                               100               107
           6.750%, 09/01/12                               620               619
           6.750%, 04/01/13 (A)                         1,330             1,323
           5.875%, 02/27/14                             1,800             1,696
   Majestic Star LLC (A)
           9.750%, 01/15/11                             2,475             2,500


--------------------------------------------------------------------------------
114        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Mandalay Resort Group, Ser B
          10.250%, 08/01/07                   $            25   $            26
   Mediacom LLC (G)
           9.500%, 01/15/13                             2,328             2,305
   Medianews Group
           6.875%, 10/01/13                               200               186
   Metaldyne (G)
          10.000%, 11/01/13                             1,623             1,518
   Mohegan Tribal Gaming
           6.875%, 02/15/15                               925               919
           6.125%, 02/15/13                               375               370
   Nationsrent
           9.500%, 10/15/10                             3,945             4,290
   Neiman Marcus Group (A)
          10.375%, 10/15/15 (G)                           725               770
           9.000%, 10/15/15                               475               502
   Nexstar Holdings LLC (B)
          10.910%, 04/01/13                             1,450             1,189
   O'Charley's
           9.000%, 11/01/13                               150               153
   Pantry
           7.750%, 02/15/14                               675               687
   Penn National Gaming
           6.750%, 03/01/15                               970               970
   Perry Ellis International, Ser B
           8.875%, 09/15/13                             2,905             2,905
   Petro Stopping Centers
           9.000%, 02/15/12                               375               377
   Phillips Van-Heusen
           8.125%, 05/01/13                               375               398
           7.250%, 02/15/11 (G)                            75                77
   Pinnacle Entertainment
           8.250%, 03/15/12                             2,204             2,309
   Polypore International (B)
          13.940%, 10/01/12                             2,000             1,270
   Primedia
           8.875%, 05/15/11                               650               634
   Quebecor Media (A)
           7.750%, 03/15/16                             1,700             1,747
   Quicksilver
           6.875%, 04/15/15                               275               267
   RH Donnelley (A)
           8.875%, 01/15/16                             2,313             2,406
           6.875%, 01/15/13                             3,750             3,506
   RJ Tower (C) (G)
          12.000%, 06/01/13                             1,775             1,163
   Rent-A-Center, Ser B
           7.500%, 05/01/10                               250               250
   Rexnord
          10.125%, 12/15/12                               855               938
   Riddell Bell Holdings
           8.375%, 10/01/12                             1,485             1,496

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Russell
           9.250%, 05/01/10                   $         1,000   $         1,037
   Sealy Mattress
           8.250%, 06/15/14                             1,500             1,567
   Service
           7.500%, 06/15/17 (A)                         2,020             2,055
           6.750%, 04/01/16                               225               223
           6.500%, 03/15/08                             1,467             1,474
   Simmons (B)
           9.920%, 12/15/14                             2,775             1,776
   Sinclair Broadcast Group (A) (B)
           4.875%, 07/15/18                               450               395
   Six Flags
           9.750%, 04/15/13                             1,139             1,148
           9.625%, 06/01/14                               966               973
           8.875%, 02/01/10                               537               535
   Sonic Automotive, Ser B (G)
           8.625%, 08/15/13                             3,646             3,646
   Spectrum Brands
           7.375%, 02/01/15                             1,518             1,321
   Stanadyne (G)
           10.000%, 08/15/14                            1,325             1,269
   Stanadyne Holdings (B)
           13.680%, 02/15/15                            1,350               705
   Starwood Hotels Resorts
           7.875%, 05/01/12                             1,500             1,631
           7.375%, 05/01/07                               725               738
           7.375%, 11/15/15                               500               540
   Station Casinos
           6.875%, 03/01/16                             2,256             2,267
           6.625%, 03/15/18 (A)                         1,447             1,414
   Steinway Musical Instruments (A)
           7.000%, 03/01/14                             2,600             2,600
   Stewart Enterprises (A)
           7.750%, 02/15/13                             1,165             1,118
   Sun Media
           7.625%, 02/15/13                                75                77
   Superior Essex Com & Essex Group
           9.000%, 04/15/12                               654               657
   Tenneco Automotive (G)
           8.625%, 11/15/14                             4,676             4,676
   Town Sports International
           9.625%, 04/15/11 (G)                         1,258             1,324
           9.580%, 02/01/14 (B)                         4,584             3,467
   Turning Stone Casino Entertainment (A)
           9.125%, 12/15/10                             2,601             2,705
   United Components (G)
           9.375%, 06/15/13                             3,683             3,554
   United Rentals North America
           7.750%, 11/15/13                             4,909             4,909
           7.000%, 02/15/14                             1,000               962
           6.500%, 02/15/12                               800               784


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        115

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Universal City Florida
           9.430%, 05/01/10 (D)               $         5,847   $         5,935
           8.375%, 05/01/10                               200               202
   Vail Resorts
           6.750%, 02/15/14                               800               790
   Vertis
           9.750%, 04/01/09                               200               205
   Vicorp Restaurants
          10.500%, 04/15/11                               550               513
   Videotron
           6.875%, 01/15/14                             1,775             1,784
           6.375%, 12/15/15                                25                24
   Visant Holding (B)
          10.260%, 12/01/13                             2,396             1,833
   Visteon (G)
           8.250%, 08/01/10                               700               578
           7.000%, 03/10/14                               925               712
   Wynn Las Vegas LLC
          6.625%, 12/01/14                              2,447             2,377
   Yell Finance
          10.750%, 08/01/11                             1,450             1,553
          10.230%, 08/01/11 (B)                           815               841
                                                                ----------------
                                                                        228,510
                                                                ----------------

CONSUMER STAPLES -- 2.4%
   B&G Foods Holding
           8.000%, 10/01/11                               525               545
   Carrols (G)
           9.000%, 01/15/13                               570               573
   Dave & Buster's (A)
          11.250%, 03/15/14                               239               242
   Del Laboratories (A) (D)
           9.680%, 11/01/11                               480               492
   Del Monte
           6.750%, 02/15/15                               456               444
   Fleming (C)
          10.125%, 04/01/08                             1,125               174
           9.250%, 06/15/10                               200                29
   General Nutrition Center
           8.500%, 12/01/10                               825               782
   Ingles Markets
           8.875%, 12/01/11                               748               782
   Jean Countu Group (G)
           8.500%, 08/01/14                             1,640             1,505
   Le-Natures (A)
          10.000%, 06/15/13                             2,976             3,125
   Natural Beef Pack
          10.500%, 08/01/11                             2,189             2,211
   Playtex Products
           9.375%, 06/01/11                             1,750             1,829
   RJ Reynolds Tobacco Holdings
           6.500%, 07/15/10                             1,302             1,312
           6.500%, 06/01/07 (G)                         1,146             1,152

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Rite Aid
          12.500%, 09/15/06                   $           175   $           180
           7.700%, 02/15/27 (G)                           150               118
           7.500%, 01/15/15                               801               777
           6.875%, 08/15/13 (G)                           100                87
           6.875%, 12/15/28                               375               276
   Stater Brothers Holdings
           8.410%, 06/15/10 (D)                         2,526             2,580
           8.125%, 06/15/12 (G)                         2,263             2,260
   Visant Holding (A)
           8.750%, 12/01/13                             1,830             1,757
   Winn-Dixie Pass-Thru Trust (A) (C)
           8.181%, 09/01/24 (G)                           704               571
           7.803%, 09/01/17                               442               358
                                                                ----------------
                                                                         24,161
                                                                ----------------

ENERGY -- 8.0%
   Allis-Chalmers Energy (A)
           9.000%, 01/15/14                             1,844             1,816
   Atlas Pipeline Partners (A)
           8.125%, 12/15/15                             1,103             1,150
   Baytex Energy
           9.625%, 07/15/10                               550               582
   Belden & Blake
           8.750%, 07/15/12                             1,383             1,425
   Chaparral Energy
           8.500%, 12/01/15 (A)                         3,199             3,327
   Chesapeake Energy
           7.750%, 01/15/15 (G)                         1,784             1,864
           7.500%, 06/15/14                               356               373
           7.000%, 08/15/14                               464               474
           6.875%, 01/15/16                             2,250             2,267
           6.500%, 08/15/17                             3,375             3,333
           6.500%, 08/15/17 (A)                         1,685             1,664
           6.375%, 06/15/15                                50                49
   Clayton William Energy
           7.750%, 08/01/13                             2,294             2,156
   Colorado Interstate Gas
           5.950%, 03/15/15                               275               264
   Compton Pet Finance
           7.625%, 12/01/13                               500               500
   Comstock Resources
           6.875%, 03/01/12                                75                74
   Copano Energy LLC (A)
           8.125%, 03/01/16                             1,164             1,205
   Denbury Resources
           7.500%, 04/01/13                             1,254             1,295
           7.500%, 12/15/15                             2,092             2,176
   Dynegy Holding (A)
           8.375%, 05/01/16                               125               124


--------------------------------------------------------------------------------
116        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   El Paso
           9.625%, 05/15/12 (A)               $            91   $           101
           7.625%, 09/01/08 (A)                           784               800
           7.625%, 08/16/07                               320               326
           7.420%, 02/15/37 (A)                           775               736
           7.000%, 05/15/11                               625               627
           6.750%, 05/15/09                               325               324
           6.700%, 02/15/27 (A)                           900               907
   El Paso MTN
           8.050%, 10/15/30                               650               668
           7.800%, 08/01/31                               150               151
           7.375%, 12/15/12 (G)                           425               432
   El Paso Natural Gas
           8.375%, 06/15/32                               325               368
   El Paso Production Holdings
           7.750%, 06/01/13                               125               130
   Encore Acquisition
           7.250%, 12/01/17                               375               376
           6.000%, 07/15/15                               275               256
   Energy Partners
           8.750%, 08/01/10                             1,408             1,440
   Forest Oil
           8.000%, 12/15/11                             1,070             1,150
   Giant Industries
           8.000%, 05/15/14                               800               826
   Grant Prideco, Ser B
           6.125%, 08/15/15                               300               293
   Hanover Compressor
           9.000%, 06/01/14                             1,654             1,778
           8.625%, 12/15/10                             1,293             1,356
           7.500%, 04/15/13                             1,055             1,055
   Hanover Equipment Trust, Ser 2001 B
           8.750%, 09/01/11                             2,533             2,650
   Hilcorp Energy (A)
          10.500%, 09/01/10                             3,060             3,370
           7.750%, 11/01/15                               524               523
   Holly Energy Partners
           6.250%, 03/01/15                               625               591
   Inergy Finance
           6.875%, 12/15/14                               815               774
   Markwest Energy, Ser B
           6.875%, 11/01/14                             1,500             1,418
   Massey Energy (A)
           6.875%, 12/15/13                             1,226             1,201
   Newfield Exploration
           7.625%, 03/01/11                             1,201             1,278
           6.625%, 04/15/16                               830               829
   Pacific Energy
           6.250%, 09/15/15                               225               219
   Parker Drilling
           9.625%, 10/01/13                               236               262
           9.570%, 09/01/10 (D)                         4,915             5,062

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Pogo Producing
           6.875%, 10/01/17                   $         1,650   $         1,629
   Pogo Producing, Ser B
           8.250%, 04/15/11                               773               805
   Premcor Refining
           7.500%, 06/15/15                             1,753             1,850
   Pride International
           7.375%, 07/15/14                               859               902
   Quicksilver Resources
           7.125%, 04/01/16                             2,236             2,208
   Range Resources
           6.375%, 03/15/15                               350               345
   SESI LLC
           8.875%, 05/15/11                             1,025             1,071
   Sierra Pacific Resources
           8.625%, 03/15/14                             1,000             1,085
   Sonat
           7.625%, 07/15/11                             3,250             3,348
   Teco Energy (D)
           6.680%, 05/01/10                               414               426
   Tesoro (A)
           6.625%, 11/01/15                             1,270             1,257
   Transmontaigne
           9.125%, 06/01/10                               290               308
   United Refining (G)
          10.500%, 08/15/12                             4,777             5,052
   Veneco
           8.750%, 12/15/11                               700               704
   Whiting Petroleum (A)
           7.000%, 02/01/14                               500               495
   Williams
           7.625%, 07/15/19                               750               799
           7.125%, 09/01/11                                45                46
           6.375%, 10/01/10 (A)                           775               767
                                                                ----------------
                                                                         81,492
                                                                ----------------

FINANCIALS -- 13.3%
   Alamosa Delaware
           8.500%, 01/31/12                             2,190             2,360
   Allstate Life Global Funding II
      MTN (D) (H) (K)
           4.769%, 04/13/07                               821               821
   American General Finance
      (A) (D) (H) (K)
           4.779%, 04/13/07                             2,589             2,589
   American General Finance MTN,
      Ser F (H) (K)
           3.945%, 07/14/06                               179               182
   Arch Western Finance
           6.750%, 07/01/13                             3,352             3,327
   Bear Stearns, EXL (D) (H) (K)
           4.759%, 04/15/07                             3,179             3,179


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        117

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Beazer Homes USA
           6.875%, 07/15/15                   $         2,110   $         2,004
   CB Richard Ellis Service
          11.250%, 06/15/11                               500               534
           9.750%, 05/15/10                               321               347
   CIT Group MTN (D) (H) (K)
           4.750%, 05/12/06                             4,465             4,465
           4.617%, 04/19/06                               446               447
   Cardtronics (A)
           9.250%, 08/15/13                               150               150
   Caterpillar Financial Services MTN,
      Ser F (D) (H) (K)
           4.680%, 07/10/06                               893               893
   Choctaw Resort Development Entity (A)
           7.250%, 11/15/19                             1,100             1,105
   Countrywide Financial MTN,
      Ser A (D) (H) (K)
           4.960%, 09/13/06                             3,304             3,304
           4.770%, 11/03/06                             1,875             1,875
   Credit Suisse First Boston London
      (A) (D) (L)
           0.000%, 03/24/10                             3,849             3,403
           0.000%, 03/24/10                             2,611             2,309
   Crystal US Holdings, Ser B (B)
           9.000%, 10/01/14                               625               484
   Dekabank (D) (H) (K)
           4.614%, 02/16/07                             3,304             3,303
   Dow Jones CDX HY, Ser 6-T1 (A)
           8.625%, 06/29/11                             6,500             6,479
   FTI Consulting
           7.625%, 06/15/13                               350               368
   Festival Fun Park LLC (A)
          10.875%, 04/15/14                             2,218             2,218
   Ford Motor Credit
           7.375%, 10/28/09                             3,985             3,746
           7.375%, 02/01/11                               675               621
           7.250%, 10/25/11                               150               137
           7.000%, 10/01/13 (G)                         4,719             4,221
           6.625%, 06/16/08                             1,050               994
           6.170%, 01/15/10 (D)                         1,300             1,176
   General Motors Acceptance
           8.000%, 11/01/31 (G)                         2,557             2,417
           6.875%, 08/28/12                             4,185             3,861
           6.750%, 12/01/14 (G)                         6,611             5,951
           6.125%, 08/28/07                               300               291
   H-Lines Finance Holding (B)
           9.460%, 04/01/13                               801               665
   Hexion US Financial
           9.000%, 07/15/14                             1,059             1,091
   Host Marriot++
           7.125%, 11/01/13                               100               102
   Host Marriot, Ser M++
           7.000%, 08/15/12                               125               128

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Host Marriott++ (A)
           6.750%, 06/01/16                   $         1,595   $         1,593
   Host Marriott, Ser O++
           6.375%, 03/15/15                               425               418
   Innophos Investments (D) (G)
          12.749%, 02/15/15                             2,315             2,332
   Irish Life & Permanent MTN,
      Ser X (D) (H) (K)
           4.808%, 04/21/07                             2,375             2,375
   Islandsbanki (D) (H)
           4.844%, 03/22/07                             1,518             1,518
           4.720%, 03/07/07                             2,679             2,679
   Jackson National Life Funding
      (A) (D) (H) (K)
           4.630%, 02/01/07                             3,929             3,929
   K&F Acquisition (G)
           7.750%, 11/15/14                               575               582
   Kaupthing Bank MTN (D) (H)
           4.836%, 03/20/07                             4,465             4,465
   Landsbanki Islands (A) (D) (H)
           4.829%, 03/16/07                             3,393             3,393
   Liberty Lighthouse US Capital
      MTN (D) (H) (K)
           4.725%, 05/10/06                             1,786             1,785
   Longview Fibre++
          10.000%, 01/15/09                             1,042             1,094
   Mirant North America (A) (G)
           7.375%, 12/31/13                             2,225             2,269
   Morgan Stanley EXL (D) (H) (K)
           4.721%, 05/04/07                               625               625
   Morgan Stanley EXL, Ser S (D) (H) (K)
           4.634%, 05/03/07                               893               893
   Natexis Banques (A) (D) (H) (K)
           4.743%, 04/13/07                             1,741             1,741
   National Mentor
           9.625%, 12/01/12                               825               932
   Nationwide Building Society
      (A) (D) (H) (K)
           4.991%, 04/28/07                               982               982
           4.700%, 04/05/07                             1,786             1,786
   Noble Group (A)
           6.625%, 03/17/15                             1,050               928
   Nordbank (A) (D) (H) (K)
           4.811%, 04/23/07                             3,036             3,035
   Northern Rock (A) (D) (H) (K)
           4.650%, 05/03/07                             1,839             1,839
   Pacific Life Global Funding
      (A) (D) (H) (K)
           4.740%, 04/13/07                             1,339             1,339
   Premium Asset Trust, Ser 2004-06
      (A) (D) (H) (K)
           4.857%, 06/30/06                             1,697             1,698


--------------------------------------------------------------------------------
118        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Premium Asset Trust, Ser 2004-10
      (A) (D) (H) (K)
           4.759%, 03/15/07                   $         2,500   $         2,500
   SLM EXL, Ser S (D) (H) (K)
           4.570%, 03/15/07                             1,964             1,964
   Senior Housing++
           7.875%, 04/15/15                               671               701
   Sigma Finance MTN (H) (K)
           4.680%, 11/09/06                               964               964
   Skandinav Enskilda Bank (D) (H) (K)
           4.772%, 03/19/07                             1,964             1,964
   Skilled Healthcare Group (A)
          11.000%, 01/15/14                               450               468
   Stripes Acquisition/Susser Financial (A)
          10.625%, 12/15/13                               314               329
   Targa Resources (A) (G)
           8.500%, 11/01/13                                75                78
   Terra Capital
          11.500%, 06/01/10                             1,000             1,105
   Trains HY, Ser 2005-1 (A)
           6.975%, 06/15/15                             1,299             1,313
   Trustreet Properties
           7.500%, 04/01/15                             1,000             1,003
   UGS
          10.000%, 06/01/12                             2,135             2,348
   Universal City Development
          11.750%, 04/01/10                             1,225             1,351
   Ventas Realty++
           8.750%, 05/01/09                               175               186
           7.125%, 06/01/15                                75                77
           6.625%, 10/15/14                               375               375
   WMG Holdings (B)
           9.020%, 12/15/14                             1,575             1,160
   Witherspoon CDO Funding (D) (H)
           4.786%, 09/15/06                             1,250             1,250
                                                                ----------------
                                                                        134,913
                                                                ----------------

HEALTH CARE -- 4.7%
   Alliance Imaging
           7.250%, 12/15/12                               150               130
   Bio-Rad Laboratories
           6.125%, 12/15/14                               575               552
   Biovail
           7.875%, 04/01/10                             3,467             3,536
   CRC Health (A)
          10.750%, 02/01/16                               700               721
   Concentra Operating
           9.500%, 08/15/10                               275               289
   Extendicare Health Services
           9.500%, 07/01/10                             1,544             1,631
           6.875%, 05/01/14                               520               536
   Fisher Scientific International
           6.125%, 07/01/15                             1,048             1,023

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Fresenius Medical Capital Trust
           7.875%, 02/01/08                   $         1,260   $         1,291
   Genesis Healthcare
           8.000%, 10/15/13                             1,300             1,375
   HCA
           8.750%, 09/01/10                               975             1,058
           7.500%, 11/06/33                             1,172             1,148
           6.750%, 07/15/13                               635               633
           6.500%, 02/15/16 (G)                         4,208             4,100
           6.250%, 02/15/13                               373               362
   Iasis Healthcare (G)
           8.750%, 06/15/14                             1,150             1,150
   Insight Health Services, Ser B
           9.875%, 11/01/11                               475               261
   Kinetic Concepts
           7.375%, 05/15/13                               293               300
   Leiner Health Products
          11.000%, 06/01/12                               150               147
   MQ Associates (B)
          28.430%, 08/15/12                               934               262
   Medcath Holdings
           9.875%, 07/15/12                                75                78
   Medquest, Ser B (G)
          11.875%, 08/15/12                             1,695             1,280
   NBTY (A)
           7.125%, 10/01/15                             3,055             2,887
   Norcross Safety Products, Ser B
           9.875%, 08/15/11                             1,315             1,364
   Omega Healthcare Investors (A)
           7.000%, 01/15/16                               450               450
   Polypore
           8.750%, 05/15/12                               575               546
   Primedia (D)
          10.124%, 05/15/10                               870               883
   Radiologix, Ser B (G)
          10.500%, 12/15/08                               109                79
   Res-Care (A)
           7.750%, 10/15/13                               675               678
   Select Medical
           7.625%, 02/01/15                             3,045             2,748
   Sybron Dental Specialties
           8.125%, 06/15/12                               525               554
   Team Health (A)
          11.250%, 12/01/13                               550               564
   Tenet Healthcare
           9.500%, 02/01/15 (A)                         2,006             2,011
           6.500%, 06/01/12                               375               337
   Triad Hospitals
           7.000%, 05/15/12                               975               975
           7.000%, 11/15/13                               775               763
   US Oncology Holdings
          10.750%, 08/15/14                             5,293             5,783
          10.320%, 03/15/15 (D) (G)                     3,298             3,306
           9.000%, 08/15/12                               125               129


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        119

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   VWR International
           8.000%, 04/15/14 (G)               $           475   $           474
           6.875%, 04/15/12                               125               123
   WH Holdings
           9.500%, 04/01/11                             1,037             1,120
                                                                ----------------
                                                                         47,637
                                                                ----------------

INDUSTRIALS -- 12.8%
   ALH Finance
           8.500%, 01/15/13                             1,700             1,666
   Accellent (A)
          10.500%, 12/01/13                             1,440             1,537
   Acih (A) (B)
          11.620%, 12/15/12                               750               570
   Ahern Rentals
           9.250%, 08/15/13                               800               834
   Ainsworth Lumber
           8.710%, 10/01/10 (D)                         3,547             3,547
           7.250%, 10/01/12                             1,504             1,361
           6.750%, 03/15/14                             2,325             2,017
   Air 2 US (A)
           8.027%, 10/01/19                             1,631             1,623
   Alliant Techsystems
           6.750%, 04/01/16                               575               582
   Allied Waste North America
           6.125%, 02/15/14                             1,000               950
   Allied Waste North America, Ser B
           8.875%, 04/01/08                             2,682             2,816
           7.375%, 04/15/14                                55                54
   Ames True Temper
          10.000%, 07/15/12                               400               334
           8.600%, 01/15/12 (D)                         1,000               973
   Amsted Industries (A)
          10.250%, 10/15/11                               975             1,075
   Armstrong Holdings (C)
           7.450%, 05/15/29                               825               584
   Associated Materials
          14.800%, 03/01/14 (B)                         1,125               647
           9.750%, 04/15/12                               350               363
   Autocam
          10.875%, 06/15/14                               175               117
   Basell (A)
           8.375%, 08/15/15                               800               794
   Buhrmann US
           8.250%, 07/01/14                             1,750             1,820
           7.875%, 03/01/15                               625               633
   Builders Firstsource (D)
           8.999%, 02/15/12                             4,059             4,161
   Case New Holland (A)
           7.125%, 03/01/14                               817               807
   Cenveo
           9.625%, 03/15/12                               833               897
           7.875%, 12/01/13                             1,294             1,265

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Champion Enterprises
           7.625%, 05/15/09                   $         1,631   $         1,623
   Chart Industries (A)
           9.125%, 10/15/15                               325               336
   Chukchansi Economic Development
      Authority (A) (D)
           8.060%, 11/15/12                               546               558
   Columbus McKinnon
          10.000%, 08/01/10                               270               297
   Continental Airlines, Ser RJ04
           9.558%, 09/01/19                               610               617
   Continental Airlines, Ser 1999-2
           7.256%, 03/15/20                               411               420
   Continental Airlines, Ser 2000-2 (G)
           7.707%, 04/02/21                               519               540
   Continental Airlines, Ser 971A
           7.461%, 04/01/15                               445               433
   Continental Airlines, Ser 982A
           6.410%, 04/15/07                               266               265
   Corrections Corp of America
           7.500%, 05/01/11                               206               212
   Covalence Specialty Mate (A)
          10.250%, 03/01/16                               590               620
   D R Horton
           5.625%, 09/15/14                               150               141
           5.625%, 01/15/16 (G)                         1,000               930
           5.250%, 02/15/15                             1,890             1,723
   DRS Technologies
           7.625%, 02/01/18                               985             1,015
           6.875%, 11/01/13                                75                75
           6.625%, 02/01/16                               425               423
   Dayton Superior
          13.000%, 06/15/09                             1,638             1,368
          10.750%, 09/15/08                               703               716
   Delta Air Lines, Ser 2000-1,
      Cl A2 (C)
           7.570%, 11/18/10                             3,936             3,936
   Delta Air Lines, Ser 2001-1,
      Cl A-2 (C) (G)
           7.111%, 09/18/11                                59                59
   Delta Air Lines, Ser 2002-1,
      Cl C (C)
           7.779%, 01/02/12                               426               400
   Dex Media West, Ser B
           9.875%, 08/15/13                             1,000             1,106
   Fastentech
          11.500%, 05/01/11                             1,194             1,194
   Gencorp
           9.500%, 08/15/13                             1,154             1,246
   General Motors
           7.700%, 04/15/16                             1,062               773
   Greenbrier
           8.375%, 05/15/15                             1,152             1,207


--------------------------------------------------------------------------------
120        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Gulfmark Offshore
           7.750%, 07/15/14                   $         1,771   $         1,806
   Harvest Operations
           7.875%, 10/15/11                             1,000               980
   Hexion US Financial (D)
           9.350%, 07/15/10                             1,979             2,004
   Horizon Lines LLC
           9.000%, 11/01/12                             1,103             1,166
   Indalex Holding (A)
          11.500%, 02/01/14                             2,218             2,174
   Interface
           9.500%, 02/01/14                               275               282
   Intermec
           7.000%, 03/15/08                               400               400
   Invensys PLC (A)
           9.875%, 03/15/11                             1,917             2,037
   Iron Mountain
           8.250%, 07/01/11                               125               126
           7.750%, 01/15/15                             1,000             1,008
           6.625%, 01/01/16                             1,875             1,763
   J.B. Poindexter
           8.750%, 03/15/14                               175               139
   K Hovnanian Enterprises (G)
           6.250%, 01/15/16                               525               476
   L-3 Communications
           6.125%, 07/15/13                                42                41
           5.875%, 01/15/15                             4,306             4,101
   L-3 Communications, Cl B
           6.375%, 10/15/15                               524               516
   Language Line
          11.125%, 06/15/12                               275               254
   MMI Products, Ser B
          11.250%, 04/15/07                               204               201
   Maax Holdings
           9.750%, 06/15/12                               550               470
   Magnachip Semiconductor (D)
           8.160%, 12/15/11                             2,151             2,178
   Meritage Homes
           7.000%, 05/01/14                             1,675             1,566
           6.250%, 03/15/15                             2,150             1,903
   Millar Western Forest
           7.750%, 11/15/13                             2,205             1,698
   Monitronics International
          11.750%, 09/01/10                             1,453             1,457
   Mueller Holdings (B)
           9.950%, 04/15/14                               900               734
   NCL
          10.625%, 07/15/14                               575               595
   NTK Holdings (G)
          10.340%, 03/01/14                               375               274
   Nebraska Book
           8.625%, 03/15/12                               250               230
   Nortek
           8.500%, 09/01/14                             1,500             1,526

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   North American Energy Partner
           8.750%, 12/01/11                   $           200   $           195
   Owens Corning (C)
           7.500%, 08/01/18 (G)                           375               301
           7.000%, 03/15/09                             1,225               974
   Park-Ohio Industries
           8.375%, 11/15/14                             1,125             1,060
   Plastipak Holdings (A)
           8.500%, 12/15/15                               654               667
   Ply Gem
           9.000%, 02/15/12                             1,325             1,232
   Primedia
           8.000%, 05/15/13                             1,175             1,075
   Propex Fabrics
          10.000%, 12/01/12                             1,025               974
   Quality Distributors
           9.000%, 11/15/10                             1,050               990
   Quebecor World Capital (A)
           8.750%, 03/15/16                               590               575
   Rainbow National Services LLC (A)
          10.375%, 09/01/14                               525               588
           8.750%, 09/01/12                             1,260             1,342
   Schuler Homes
          10.500%, 07/15/11                               225               239
   Sea Containers, Ser B
          10.750%, 10/15/06                               300               294
   Ship Finance MTN
           8.500%, 12/15/13                             1,848             1,737
   Southern States (A)
          10.500%, 11/01/10                               728               772
   Spectrum Brands
           8.500%, 10/01/13                             1,000               925
   Stanley-Martin Communications (A)
           9.750%, 08/15/15                             2,338             2,139
   Sunstate Equipment (A)
          10.500%, 04/01/13                               960             1,003
   TRW Automotive
           9.375%, 02/15/13                             1,006             1,088
   Tech Olympic USA (G)
          10.375%, 07/01/12                             3,013             3,043
           7.500%, 03/15/11                               225               205
   Tembec Industries
           8.625%, 06/30/09                               150                90
           8.500%, 02/01/11 (G)                         1,125               655
           7.750%, 03/15/12                               675               381
   Tempur Pedic
          10.250%, 08/15/10                               722               773
   Terex
           9.250%, 07/15/11                               525               558
           7.375%, 01/15/14                             1,000             1,025
   Terra Capital
          12.875%, 10/15/08                               110               127
   Thermadyne Holdings (G)
           9.250%, 02/01/14                               450               405


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        121

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Transdigm
           8.375%, 07/15/11                   $         2,364   $         2,470
   UCAR Finance
          10.250%, 02/15/12                             2,915             3,112
   US Concrete
           8.375%, 04/01/14                               875               901
   United Air Lines (C)
           9.125%, 01/15/12                             1,075                26
           6.201%, 09/01/08 (G)                         1,540             1,524
   United Air Lines, Ser 2000-2
           7.032%, 10/01/10                             1,488             1,484
   United Air Lines, Ser 2001-1, Cl A-1
           6.071%, 03/01/13                               765               756
   United Air Lines, Ser 95A1
           9.020%, 04/19/12                               570               319
   United Air Lines, Ser 95A2
           9.560%, 10/19/18                               896               482
   United Air Lines, Ser A (C)
          10.670%, 05/01/04                               525                12
   Vanguard Health Holdings II
           9.000%, 10/01/14                               947               968
   Visant
           7.625%, 10/01/12                             2,975             2,938
   WCI Communities (G)
           6.625%, 03/15/15                               175               155
   William Lyon Homes
          10.750%, 04/01/13                               735               741
   Xerox
           6.400%, 03/15/16                             1,145             1,136
   Xerox Capital Trust I (G)
           8.000%, 02/01/27                             1,111             1,150
                                                                ----------------
                                                                        129,971
                                                                ----------------

INFORMATION TECHNOLOGY -- 2.2%
   Aavid Thermal Technology
          12.750%, 02/01/07                               825               846
   Activant Solutions
          10.530%, 04/01/10 (A) (D)                     2,360             2,407
          10.500%, 06/15/11                               758               840
   Advanced Micro Devices
           7.750%, 11/01/12                               652               682
   Amkor Technologies
           7.750%, 05/15/13 (G)                           325               299
           7.125%, 03/15/11                               450               414
   Celestica
           7.875%, 07/01/11                               650               663
   Compagnie Generale de Geophysique
           7.500%, 05/15/15                               875               901
           7.500%, 05/15/15 (A)                           100               103
   SGS International (A)
          12.000%, 12/15/13                             1,350             1,387
   SS&C Technologies (A) (G)
          11.750%, 12/01/13                             1,260             1,348

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Seitel
          11.750%, 07/15/11                   $           275   $           313
   Serena Software (A)
          10.375%, 03/15/16                             1,590             1,670
   Smart Modular (D)
          10.030%, 04/01/12                               670               717
   Spansion LLC (A)
          11.250%, 01/15/16                             1,175             1,128
   Stoneridge
          11.500%, 05/01/12                             1,578             1,428
   Sungard Data Systems (A)
          10.250%, 08/15/15 (G)                         3,699             3,893
           9.431%, 08/15/13 (D)                         1,438             1,517
           9.125%, 08/15/13                               712               753
   Unisys
           8.000%, 10/15/12                               500               491
   Viasystems
          10.500%, 01/15/11                               450               452
                                                                ----------------
                                                                         22,252
                                                                ----------------

MATERIALS -- 10.0%
   AK Steel (G)
           7.875%, 02/15/09                               825               829
   Abitibi Consolidated (G)
           8.375%, 04/01/15                             2,600             2,535
   Appleton Papers
           8.125%, 06/15/11                               825               829
   Appleton Papers, Ser B
           9.750%, 06/15/14                             3,213             3,189
   BCI US Finance (A) (D)
          10.100%, 07/15/10                               830               847
   Ball
           6.625%, 03/15/18                             1,275             1,269
   Berry Plastics
          10.750%, 07/15/12                               550               605
   Boise Cascade LLC
           7.475%, 10/15/12 (D)                           610               618
           7.125%, 10/15/14                             1,307             1,258
   Bowater
           9.500%, 10/15/12                               500               530
           7.910%, 03/15/10 (D) (G)                       643               646
   Bowater Canada Finance
           7.950%, 11/15/11                             3,882             3,872
   Bway
          10.000%, 10/15/10                               674               713
   Cascades
           7.250%, 02/15/13                               705               663
   Catalyst Paper
           7.375%, 03/01/14                               455               430
   Catalyst Paper, Ser D
           8.625%, 06/15/11                               682               685
   Century Aluminum
           7.500%, 08/15/14                             1,563             1,626


--------------------------------------------------------------------------------
122        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Consolidated Containers (G)
          10.125%, 07/15/09                   $           350   $           306
   Constar International (G)
          11.000%, 12/01/12                               691               539
   Crown Americas (A) (G)
           7.750%, 11/15/15                             3,221             3,342
   Crown Cork & Seal
           8.000%, 04/15/23                             1,725             1,660
   Domtar
           7.125%, 08/15/15                               250               221
   Equistar Chemical
          10.625%, 05/01/11                             1,773             1,919
          10.125%, 09/01/08                             2,322             2,467
   Freeport-McMoRan
          10.125%, 02/01/10                               841               906
           6.875%, 02/01/14                             1,257             1,257
   Georgia Gulf
           7.125%, 12/15/13                               300               305
   Georgia-Pacific
           8.125%, 05/15/11                               350               364
           8.000%, 01/15/24                               650               656
           7.750%, 11/15/29                               695               681
           7.700%, 06/15/15                             2,475             2,487
   Gibraltar Industries (A)
           8.000%, 12/01/15                             2,204             2,226
   Graham Packaging
           9.875%, 10/15/14 (G)                         2,301             2,330
           8.500%, 10/15/12                               200               202
   Graphic Packaging International
           9.500%, 08/15/13                               125               117
           8.500%, 08/15/11 (G)                         2,265             2,242
   Huntsman International LLC
           9.875%, 03/01/09                               150               157
           7.875%, 01/01/15 (A) (G)                     1,680             1,697
   Huntsman LLC
          11.850%, 07/15/11 (D) (G)                       629               662
          11.625%, 10/15/10                               576               652
          11.500%, 07/15/12                             2,233             2,568
           5.000%, 02/16/08                                 1                26
   Ineos Group Holdings PLC (A)
           8.500%, 02/15/16                             5,660             5,377
   Innophos
           9.625%, 08/15/14                               550               572
   Intertape Polymer
           8.500%, 08/01/14                               275               271
   Ispat Inland
          11.280%, 04/01/10 (D)                           250               258
           9.750%, 04/01/14                               820               928
   Jarden
           9.750%, 05/01/12                               530               547
   Jefferson Smurfit
           7.500%, 06/01/13                               730               686
   Kraton Polymers (G)
           8.125%, 01/15/14                               775               777

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Lyondell Chemical
          10.875%, 05/01/09                   $         1,339   $         1,359
          10.500%, 06/01/13                             1,750             1,938
   Massey Energy
           6.625%, 11/15/10                               782               796
   Mercer International (G)
           9.250%, 02/15/13                               400               356
   Metals USA (A)
          11.125%, 12/01/15                             2,151             2,366
   Methanex
           6.000%, 08/15/15                               175               164
   Nalco (G)
           8.875%, 11/15/13                             2,130             2,215
           7.750%, 11/15/11                             2,141             2,168
   NewPage
          10.930%, 05/01/12 (D)                           230               244
          10.000%, 05/01/12 (G)                           419               440
   Newark Group
           9.750%, 03/15/14                               950               865
   Nova Chemicals (D)
           7.561%, 11/15/13                               836               840
   Novelis (A) (G)
           7.750%, 02/15/15                               900               864
   Owens-Brockway Glass
           8.875%, 02/15/09                               175               182
           8.250%, 05/15/13 (G)                         2,930             3,062
           6.750%, 12/01/14                               175               171
   Owens-Illinois
           7.350%, 05/15/08                             2,500             2,525
   Peabody Energy
           5.875%, 04/15/16                               979               932
   Polyone
          10.625%, 05/15/10                               600               650
           8.875%, 05/01/12                             1,045             1,071
   Rathgibson (A)
          11.250%, 02/15/14                               429               448
   Rockwood Specialties Group
          10.625%, 05/15/11                               142               156
           7.500%, 11/15/14 (G)                         1,225             1,231
   Ryerson Tull (G)
           8.250%, 12/15/11                             2,204             2,193
   Smurfit-Stone Container
           9.750%, 02/01/11                             3,101             3,186
   Solo Cup (G)
           8.500%, 02/15/14                             3,268             3,072
   Solutia (C)
          11.250%, 07/15/09                             1,100             1,089
           6.720%, 10/15/37                               225               191
   Steel Dynamics
           9.500%, 03/15/09                               545               571
           9.500%, 03/15/09                             2,263             2,370
   Tronox Worldwide (A) (G)
           9.500%, 12/01/12                             2,741             2,878
                                                                ----------------
                                                                        101,142
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        123

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.6%
   Adelphia Communications (C) (G)
           9.500%, 03/01/05                   $         1,383   $         1,355
   Airgate PCS (D)
           8.350%, 10/15/11                             1,350             1,396
   American Cellular, Ser B
          10.000%, 08/01/11                             2,225             2,414
   American Tower
           7.125%, 10/15/12                               675               702
   Centennial Communications
          10.750%, 12/15/08                               303               309
          10.250%, 01/01/13 (A) (D)                       100               104
          10.125%, 06/15/13                             2,695             2,944
          10.000%, 01/01/13 (A)                         2,200             2,285
          10.000%, 01/01/13 (G)                           450               467
           8.125%, 02/01/14                             3,640             3,713
   Cincinnati Bell
           8.375%, 01/15/14 (G)                         2,250             2,287
           7.250%, 07/15/13                               100               103
   Citizens Communications
           9.250%, 05/15/11                             1,400             1,536
           6.250%, 01/15/13                             1,000               972
   Consolidated Communication Holdings
           9.750%, 04/01/12                             1,448             1,535
   Digicel (A)
           9.250%, 09/01/12                               225               238
   Dobson Cellular Systems
           9.875%, 11/01/12                               260               284
           9.430%, 11/01/11 (D)                           290               300
   Dobson Communications
           8.875%, 10/01/13                               690               693
   GCI
           7.250%, 02/15/14                             1,025             1,007
   Hawaiian Telecom Communications
      (A) (G)
          12.500%, 05/01/15                             1,675             1,658
           9.750%, 05/01/13                               825               829
   Horizon PCS
          11.375%, 07/15/12                             1,250             1,428
   IPCS
          11.500%, 05/01/12                             1,000             1,140
   IWO Holdings
          18.560%, 01/15/15 (B)                           250               187
           8.350%, 01/15/12 (D)                         1,250             1,302
   Insight Communications (B)
          10.940%, 02/15/11                             1,500             1,594
   Intelsat
           7.625%, 04/15/12                               625               516
           6.500%, 11/01/13                               875               654
   Intelsat Bermuda (A)
           9.614%, 01/15/12 (D)                         2,843             2,889
           8.250%, 01/15/13                               385               392

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Intelsat Sub Holding
           9.614%, 01/15/12 (D)               $            57   $            58
           8.625%, 01/15/15 (G)                         1,100             1,136
           8.500%, 01/15/13                               325               331
   Level 3 Financing (A) (G)
          12.250%, 03/15/13                               712               737
   Lucent Technologies
           6.450%, 03/15/29                             1,200             1,083
   NTL Cable PLC (G)
           8.750%, 04/15/14                               550               564
   New Skies Satellites (D)
           9.573%, 11/01/11                               804               828
   Nextel Communications, Ser E
           6.875%, 10/31/13                             1,230             1,269
   Panamsat (B)
           9.900%, 11/01/14                             2,738             1,971
   Primus Telecommunications
          12.750%, 10/15/09 (G)                           600               447
           8.000%, 01/15/14                               725               493
   Qwest
           8.875%, 03/15/12                             3,285             3,671
           8.160%, 06/15/13                             1,296             1,426
           7.625%, 06/15/15                               832               890
           7.500%, 06/15/23 (G)                           400               407
           7.250%, 09/15/25                               225               231
           7.250%, 10/15/35                             1,225             1,223
           6.875%, 09/15/33                               375               360
           5.625%, 11/15/08                               150               149
   Qwest Capital Funding
           7.750%, 08/15/06                             1,016             1,022
   Qwest Communications International
           8.249%, 02/15/09 (D)                         2,380             2,434
           7.250%, 02/15/11                               125               128
   Qwest Communications International,
      Ser B (G)
           7.500%, 02/15/14                             1,120             1,154
   Rogers Wireless
           8.035%, 12/15/10 (D)                         1,651             1,705
           8.000%, 12/15/12 (G)                         1,624             1,723
           7.500%, 03/15/15                               312               335
           7.250%, 12/15/12 (G)                           250               263
           6.375%, 03/01/14                             2,375             2,369
   Rural Cellular
           9.875%, 02/01/10                               100               107
           9.410%, 03/15/10 (D)                           150               154
           8.250%, 03/15/12                               850               884
   Securus Technologies (G)
          11.000%, 09/01/11                               475               408
   Syniverse Technologies, Ser B
           7.750%, 08/15/13                               150               150
   Telenet Group Holdings (A) (B) (G)
           9.510%, 06/15/14                               696               582
   Triton (G)
           8.500%, 06/01/13                             1,200             1,140


--------------------------------------------------------------------------------
124        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   US Unwired, Ser B
          10.000%, 06/15/12                   $           450   $           505
           9.160%, 06/15/10 (D)                           950               978
   Ubiquitel
           9.875%, 03/01/11                             1,200             1,311
   Valor Telecom Enterprises
           7.750%, 02/15/15                             2,050             2,147
   Wind Acquisitions Finance (A)
          10.750%, 12/01/15                             3,020             3,262
   Zeus Special Sub (A) (B) (G)
           9.380%, 02/01/15                               230               159
                                                                ----------------
                                                                         77,427
                                                                ----------------

UTILITIES -- 3.6%
   AES
           9.375%, 09/15/10                               775               845
           8.875%, 02/15/11                             1,600             1,724
   Airgas
           9.125%, 10/01/11                               419               444
   Aquila
           9.000%, 11/15/21                               629               643
           8.000%, 03/01/23                             2,535             2,573
   CMS Energy
           7.500%, 01/15/09                               575               592
   Calpine Generating (C)
          13.216%, 04/01/11                             1,100             1,204
   Edison Mission Energy
           9.875%, 04/15/11                               189               214
           7.730%, 06/15/09                               500               512
   Inergy LP (A)
           8.250%, 03/01/16                               885               907
   Midwest Generation LLC (G)
           8.750%, 05/01/34                             1,723             1,865
   Mirant Americas
           8.500%, 10/01/21                             7,301             7,429
           8.300%, 05/01/11                               565               585
   Mission Energy Holding
          13.500%, 07/15/08                             3,414             3,918
   NRG Energy
           7.375%, 02/01/16                             3,850             3,932
           7.250%, 02/01/14                             1,640             1,667
   Northwest Pipeline
           8.125%, 03/01/10                               225               237
   Pacific Energy Partners
           7.125%, 06/15/14                               225               229
   Reliant Energy
           9.250%, 07/15/10                               225               225
           6.750%, 12/15/14                             2,235             1,972
   Reliant Resources
           9.500%, 07/15/13                               235               235
   Sierra Pacific Resources
           7.803%, 06/15/12                               450               472
           6.750%, 08/15/17 (A)                           100               100

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   Sonat
           7.000%, 02/01/18                   $           400   $           388
   Southern Natural Gas
           8.875%, 03/15/10                               375               399
   Tenaska Alabama (A)
           7.000%, 06/30/21                               863               866
   Tennessee Gas Pipeline
           7.500%, 04/01/17                               419               446
   Transcont Gas Pipeline
           7.250%, 12/01/26                             1,251             1,306
                                                                ----------------
                                                                         35,929
                                                                ----------------
Total Corporate Obligations
   (Cost $884,366) ($ Thousands)                                        883,434
                                                                ----------------

COLLATERALIZED LOAN OBLIGATIONS -- 5.9%
FINANCIALS -- 5.9%
   Ares VR, Ser 2006-1A, Cl SUB,
      Preferred Shares (A)                              7,000             6,580
   Babson, Ser 2005-2A, Cl C1 (A) (D)
           6.301%, 07/20/19                             2,250             2,222
   Babson, Ser 2005-2A, Cl SUB
           7.000%, 07/20/19                            11,000            11,000
   Gleneagles, Preferred Shares (A)                        13            12,500
   ING Investment Management (A) (D)
           0.000%, 12/01/17                                13            12,500
   Marathon, Ser 2005-2A,
      Preferred Shares (A)                              3,000             3,000
   Pamco, Ser 1998-1A, Cl B2 (A)
           6.030%, 05/01/10                             2,500             2,350
   Stanfield Bristol, Ser 2005-1A,
      Cl D (A) (D)
           9.150%, 10/15/19                             2,700             2,700
   Stanfield Bristol, Ser 2005-1A,
      Cl SUB, Preferred Shares (A)                      6,300             6,755
                                                                ----------------
Total Collateralized Loan Obligations
   (Cost $58,142) ($ Thousands)                                          59,607
                                                                ----------------

LOAN PARTICIPATIONS -- 4.5%
FINANCIALS -- 4.5%
   Amkor Technology
           9.274%, 10/27/10                             4,000             4,165
   Aquila
          10.251%, 09/19/09                             1,000             1,030
   CCFC (D)
          10.826%, 08/26/09                             2,090             2,231
   Cooper Standard
           7.500%, 12/01/11                             2,244             2,253
   Delphi
           0.000%, 06/14/11                             2,025             2,096


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        125

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

   El Paso (D)
           7.750%, 11/22/09                   $         1,464   $         1,484
   El Paso Letter of Credit (D)
           5.438%, 11/22/09                             1,500             1,519
   Georgia Pacific B
           6.749%, 12/23/12                               499               503
           6.749%, 02/14/13                             1,500             1,512
   Georgia Pacific C
           7.749%, 12/23/12                               500               511
           7.749%, 02/14/14                             1,900             1,940
   Kgen Partners
           7.604%, 08/15/11                             3,960             3,960
   Level 3 (D)
          11.823%, 12/01/11                             3,000             3,176
   Mirant Americas
           6.441%, 01/15/13                             2,000             2,018
   Murray
          12.625%, 01/31/11                             4,963             5,111
   Neiman Marcus
           6.475%, 03/13/13                             1,797             1,815
   Northwest Air
          11.320%, 11/19/09                             1,250             1,275
   Targa Resources
           6.830%, 10/05/07                             1,000             1,005
   United Air Lines
           8.625%, 02/01/12                             1,500             1,521
   Warner Chilcott
           7.440%, 01/04/12                             4,967             5,017
   Wembley 2nd Lien
           7.830%, 07/18/12                             1,625             1,649
                                                                ----------------
Total Loan Participations
   (Cost $45,486) ($ Thousands)                                          45,791
                                                                ----------------

CASH EQUIVALENT -- 3.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4,560%**+             30,817,702            30,818
                                                                ----------------
Total Cash Equivalent
   (Cost $30,818) ($ Thousands)                                          30,818
                                                                ----------------

COLLATERALIZED DEBT OBLIGATIONS (F) -- 1.8%
FINANCIALS -- 1.8%
   Connecticut Valley Structured Credit,
      Ser 2006-3A, Cl NOTE,
      Preferred Shares (A)                              2,200             2,200
   Peritus I, Preferred Shares                          6,750             2,025
   Peritus I, Ser 2005-1A, Cl C (A)
           9.000%, 05/24/15                            14,965            14,029
                                                                ----------------
Total Collateralized Debt Obligations
   (Cost $16,945) ($ Thousands)                                          18,254
                                                                ----------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 1.5%
MORTGAGE RELATED SECURITIES -- 1.5%
   Chase Funding Mortgage Loan,
      Ser 2003-4, Cl 2A2 (D)
           5.118%, 05/25/33                   $           584   $           585
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1 (D) (H) (K)
           4.740%, 11/10/06                               893               893
   Commodore, Ser 2003-2A, Cl A1MM
      (D) (H) (K)
           4.970%, 12/12/38                               822               822
   Duke Funding, Ser 2004-6B, Cl
      A1S1 (H) (K) (D)
           4.620%, 04/08/39                             1,339             1,339
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
           1.243%, 03/19/35                            18,407               431
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (D) (F)
           1.682%, 11/19/35                            28,016               858
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2A, IO (D)
           0.569%, 10/19/35                            89,560             1,231
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE (D) (H) (K)
           4.868%, 05/25/06                             1,786             1,786
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (E) (F)
           0.810%, 12/25/34                            13,531               347
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM (D) (H) (K)
           4.920%, 11/18/38                             1,370             1,370
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM4 (D) (H) (K)
           4.858%, 02/25/35                             1,276             1,276
   RMAC, Ser 2004-NS3A, Cl A1 (D) (H) (K)
           4.720%, 03/12/25                               320               320
   Residential Asset Mortgage Products,
      Ser 2003-RS1, Cl AII (D)
           5.208%, 02/25/33                               259               259
   Saturn Ventures II (D) (H)
           4.730%, 08/07/06                             1,667             1,667
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM (D) (H) (K)
           4.851%, 12/28/18                             1,153             1,153
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMMD (D) (H) (K)
           4.930%, 06/15/06                               446               446
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMME (D) (H) (K)
           4.930%, 09/15/06                               268               268
                                                                ----------------
Total Asset-Backed Securities
   (Cost $15,130) ($ Thousands)                                          15,051
                                                                ----------------


--------------------------------------------------------------------------------
126        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (I) -- 1.2%
FINANCIALS -- 1.2%
   CPI Funding (H)
           4.901%, 04/03/06                   $           364   $           364
   Damiler Chrysler
           4.880%, 05/04/06                             5,675             5,650
   Eiffel Funding LLC (H)
           4.867%, 04/27/06                               268               267
           4.767%, 04/28/06                             1,786             1,772
   Elysian Funding LLC (H)
           4.706%, 04/10/06                               893               886
   Harbour Funding (H)
           4.763%, 04/06/06                             1,328             1,325
   Harwood Funding (H)
           4.881%, 04/03/06                               429               428
   Thornburg Mortgage Capital
      Resources (H)
           4.781%, 04/19/06                               893               889
   Transamerica Securities (H)
           4.841%, 04/03/06                               210               210
                                                                ----------------
Total Commercial Paper
   (Cost $11,791) ($ Thousands)                                          11,791
                                                                ----------------

MASTER NOTES (H) -- 0.6%
   Bank of America
           4.945%, 04/03/06                             4,465             4,465
   Bear Stearns
           4.995%, 04/03/06                             2,143             2,143
                                                                ----------------
Total Master Notes
   (Cost $6,608) ($ Thousands)                                            6,608
                                                                ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
FINANCIAL SERVICES -- 0.7%
   FHLMC (E)
           4.682%, 04/26/06                             2,940             2,933
           4.664%, 05/02/06                             3,080             3,068
   FHLMC (E) (J)
           4.641%, 05/22/06                                 3                 3
   FHLMC CMO, Ser 2596, Cl IJ, IO
           5.000%, 01/15/17                             2,185               226
   FHLMC CMO, Ser 2603, Cl LI, IO
           5.500%, 09/15/28                               712                84
   FHLMC CMO, Ser 2696, Cl NI, IO
           5.500%, 03/15/23                               470                14
   FNMA (E)
           4.651%, 05/31/06                               227               225
   FNMA CMO, Ser 2003-37, Cl IG, IO
           5.500%, 05/25/32                               654               101
   FNMA STRIPS, Ser 342, Cl 2, IO (I)
           6.000%, 10/01/33                               506               124
                                                                ----------------
Total U.S. Government Agency Obligations
   (Cost $6,769) ($ Thousands)                                            6,778
                                                                ----------------

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 0.4%
   American Tower, Cl A*                                8,941   $           271
   Core-Mark Holding*                                  12,817               490
   Huntsman*                                            8,061               156
   Mirant*                                            110,486             2,762
   Shreveport Gaming Holdings I,
      Private Company (G) (F)*                         13,948               119
   UAL (G)*                                             8,868               354
                                                                ----------------
Total Common Stock
   (Cost $2,704) ($ Thousands)                                            4,152
                                                                ----------------

PREFERRED/CONVERTIBLE STOCKS -- 0.2%
   General Nutrition Center, Ser A PIK                    900               833
   Paxson Communications PIK (G)*                           1                 6
   Rural Cellular PIK (G)*                                374               396
   Rural Cellular, Ser B PIK*                             350               426
                                                                ----------------
Total Preferred/Convertible Stocks
   (Cost $1,434) ($ Thousands)                                            1,661
                                                                ----------------

CERTIFICATE OF DEPOSIT (H) (D) -- 0.1%
   US Trust of New York
           4.760%, 03/13/07                   $           714               714
                                                                ----------------
Total Certificate of Deposit
   (Cost $714) ($ Thousands)                                                714
                                                                ----------------

CONVERTIBLE BOND -- 0.0%
   Flextronics CV to 64.4122
           1.000%, 08/01/10                               500               451
                                                                ----------------
Total Convertible Bond
   (Cost $484) ($ Thousands)                                                451
                                                                ----------------

                                                    Number of
                                                     Warrants
                                                   ----------
WARRANTS -- 0.0%
   Grande Communications,
      Expires 04/01/11*                                   850                 9
   Pegasus Communications,
      Expires 01/01/07 (F)*                               250                --
   Travelcenters of America,
      Expires 05/01/09 (F)*                             7,500                 1
   Travelcenters of America,
      Expires 05/01/09 (F)*                             2,500                --
                                                                ----------------
Total Warrants
   (Cost $31) ($ Thousands)                                                  10
                                                                ----------------

TIME DEPOSIT (H) -- 0.2%
   Societe Generale
           4.900%, 04/03/06                             1,786             1,786
                                                                ----------------
Total Time Deposit
   (Cost $1,786) ($ Thousands)                                            1,786
                                                                ----------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        127

STATEMENT OF NET ASSETS (Unaudited)

HIGH YIELD BOND FUND (Concluded)

March 31, 2006
--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (H) -- 2.0%
   Barclays
      4.790%, dated 03/31/06, to be
      repurchased on 04/03/06,
      repurchase price $10,325,183
      collateralized by various
      U.S. Government Obligations,
      ranging in par value $827,191-
      $2,122,623, 0.000%-5.900%,
      07/18/06-08/04/25; with total
      market value $10,527,500)               $        10,321   $        10,321
   Lehman Brothers 4.800%, dated 03/31/06,
      to be repurchased on 04/03/06,
      repurchase price $10,397,618
      (collateralized by various
      U.S. Government Obligations, ranging
      in par value $618-$1,124, 4.500%-10
      700%, 10/17/08- 11/23/35; with total
      market value $10,601,359)                        10,393            10,393
                                                                ----------------
Total Repurchase Agreements
   (Cost $20,714) ($ Thousands)                                          20,714
                                                                ----------------
Total Investments -- 109.3%
   (Cost $1,103,922) ($ Thousands)                                    1,107,620
                                                                ----------------

OTHER ASSETS AND LIABILITIES -- (9.3)%
Payable upon Return on Securities Loaned                               (111,084)
Payable for Investment Securities Purchased                             (31,660)
Payable for Fund Shares Redeemed                                         (2,120)
Income Distribution Payable                                                (653)
Investment Advisory Fees Payable                                           (392)
Administration Fees Payable                                                (320)
Shareholder Servicing Fees Payable                                          (52)
Other Assets and Liabilities, Net                                        51,854
                                                                ----------------
Total Other Assets and Liabilities                                      (94,427)
                                                                ----------------
Net Assets -- 100.0%                                            $     1,013,193
                                                                ================

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $     1,177,228
Undistributed net investment income                                          16
Accumulated net realized loss on investments
   and futures contracts                                               (167,674)
Net unrealized appreciation on investments                                3,698
Net unrealized depreciation on futures contracts                            (75)
                                                                ----------------
Net Assets                                                      $     1,013,193
                                                                ================

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,013,193,398 / 119,779,103 shares)                                  $8.46
                                                                          ======

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
           TYPE OF                     NUMBER OF    EXPIRATION   (DEPRECIATION)
          CONTRACT                     CONTRACTS       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

U.S. Long Treasury Bond (CBT)             (47)      June 2006         $ 172
U.S. Two year Note (CBT)                  546       June 2006          (247)
                                                                      -----
                                                                      $ (75)
                                                                      =====

 *    Non-income producing security.

**    Rate shown is the 7-day effective yield as of March 31, 2006.

 +    Investment in Affiliated Registered Investment Company (See Note 3)

++    Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2006 was $18,254 and represented 1.8% of Net Assets.

(G) This security or a partial position of this security is on loan at March 31, 2006 (see Note 7). The total value of securities on loan at March 31, 2006 was $103,301 ($ Thousands).

(H) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2006 was $111,084 ($ Thousands).

(I)   The rate reported is the effective yield at time of purchase.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(K) The date reported on the Statement of Net Assets is the date in effect as of March 31, 2006.

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

CBT -- Chicago Board of Trade

CDO -- Collateralized Debt Obligation

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EXL -- Extendable Maturity

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

MTN -- Medium Term Note

PCS -- Personal Communications Service

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separate Trading of Register Interest and Principal of Securities

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
128        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2006 (Unaudited)

-------------------------------------------------------------------------------------------
                                                                                CORE FIXED
                                                                                    INCOME
                                                                                      FUND
-------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $5,623,585)                                       $5,583,965
   Repurchase agreement (Cost $342,430)                                            342,430
   Affiliated investment, at value (Cost $27,934)                                   27,934
   Foreign currency, at value (Cost $276)                                              270
   Receivable for investment securities sold                                       999,284
   Accrued income                                                                   37,200
   Receivable for fund shares sold                                                   3,370
   Variation margin receivable                                                         203
   Unrealized gain on forward foreign currency contracts                               440
-------------------------------------------------------------------------------------------
   Total Assets                                                                  6,995,096
-------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities purchased                                   1,928,513
   Payable upon return on securities loaned                                        899,474
   Payable to custodian                                                             10,983
   Payable for fund shares redeemed                                                  7,187
   Administration fees payable                                                         988
   Income distribution payable                                                         947
   Investment advisory fees payable                                                    927
   Shareholder servicing fees payable                                                  258
   Options written, at value (premiums received $674)                                  661
   Unrealized loss on swaps                                                             40
   Administration servicing fees payable                                                 2
   Accrued expense payable                                                             166
   Other Payables                                                                    3,347
-------------------------------------------------------------------------------------------
   Total Liabilities                                                             2,853,493
-------------------------------------------------------------------------------------------
Total Net Assets                                                                $4,141,603
-------------------------------------------------------------------------------------------

NET ASSETS:
   Paid-in-Capital -- (unlimited authorization -- no par value)                 $4,237,703
   Undistributed net investment income                                               1,588
   Accumulated net realized loss on investments, option contracts, futures,
     credit default swaps and foreign currency                                     (55,007)
   Net unrealized depreciation on investments and option contracts                 (39,607)
   Net unrealized depreciation on futures contracts                                 (3,291)
   Net unrealized depreciation on swaps                                                (40)
   Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities
     denominated in foreign currencies                                                 257
-------------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                      $4,141,603
-------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class A
   ($4,128,916,729 / 405,900,526 shares)                                            $10.17
-------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I
   ($12,686,149 / 1,247,653 shares)                                                 $10.17
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        129

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                              LARGE CAP    TAX-MANAGED     LARGE CAP     LARGE CAP     TAX-MANAGED
                                                      DIVERSIFIED ALPHA      LARGE CAP        VALUE         GROWTH       SMALL CAP
                                                                FUND(1)           FUND         FUND           FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $   3,236      $  18,873     $  48,804     $  18,259       $   1,174
  Dividends from Affiliated Registered
     Investment Company*                                            819            599         1,628         1,633             285
  Interest Income                                                 1,643            283           215           666               8
  Income from Securities Lending                                     --            156           254           239             116
  Less: Foreign Taxes Withheld                                       (4)           (11)          (39)           (6)             (2)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                         5,694         19,900        50,862        20,791           1,581
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                        1,007          4,484         6,928         7,731             921
  Administration Fees                                               881          3,918         6,928         6,764             496
  Shareholder Servicing Fees (A)                                    630          2,796         4,917         4,798             354
  Shareholder Servicing Fees (I)                                     --             --            32            33              --
  Shareholder Servicing Fees (Y)                                     --              4            --            --              --
  Administration Servicing Fees (I)                                  --             --            32            33              --
  Trustee Fees                                                        3             13            24            23               2
  Dividend Expenses                                                 203             --            --            --              --
  Short Sale Expenses                                                80             --            --            --              --
  Registration Fees                                                  24             11            27            21               2
  Printing Fees                                                      17             51            88            87               7
  Custodian/Wire Agent Fees                                          15             59           106           102               7
  Professional Fees                                                   9             37            66            64               5
  Other Expenses                                                      9             22            48            42               4
-----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                  2,878         11,395        19,196        19,698           1,798
-----------------------------------------------------------------------------------------------------------------------------------
  Less:
  Waiver of Investment Advisory Fees                                (58)        (1,089)       (1,404)       (1,130)           (184)
  Waiver of Shareholder Servicing Fees                             (144)          (591)         (471)       (1,765)             (1)
  Fees Paid Indirectly                                               --            (83)         (265)         (161)            (40)
  Payment by Affiliate*                                              --             --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                    2,676          9,632        17,056        16,642           1,573
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      3,018         10,268        33,806         4,149               8
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                                     1,590         60,036       235,630       149,950          16,563
  Futures Contracts                                                 617            538         8,002         4,693             369
  Written Options                                                    --             --            --            --              --
  Swap Contracts                                                    106             --            --            --              --
  Foreign Currency Transactions                                      (1)            --            --            --              --
  NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
  Investments                                                    18,024         74,832       (17,976)      102,180          17,702
  Futures Contracts                                               1,305            450         1,022         1,121             899
  Written Options                                                    --             --            --            --              --
  Swap Contracts                                                    113             --            --            --              --
  Foreign Currency and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                  5             --            --            --              --
  Payment by Affiliate*                                              --             --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                             $  24,777      $ 146,124     $ 260,484     $ 262,093       $  35,541
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL          SMALL                U.S. MANAGED
                                                              CAP VALUE     CAP GROWTH       MID-CAP    VOLATILITY     REAL ESTATE
                                                                   FUND           FUND          FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $   5,636      $   2,306     $     742     $   1,787       $   1,726
  Dividends from Affiliated Registered
     Investment Company*                                            480            743            62           226              78
  Interest Income                                                    41             67             3            11              --
  Income from Securities Lending                                    352            615            13            --              13
  Less: Foreign Taxes Withheld                                       (3)           (29)           --           (16)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                         6,506          3,702           820         2,008           1,817
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                        3,534          3,619           190           633             374
  Administration Fees                                             1,903          1,949           166           341             202
  Shareholder Servicing Fees (A)                                  1,343          1,377           119           243             144
  Shareholder Servicing Fees (I)                                     16             14            --            --              --
  Shareholder Servicing Fees (Y)                                     --             --            --            --              --
  Administration Servicing Fees (I)                                  16             14            --            --              --
  Trustee Fees                                                        6              6            --             1               1
  Dividend Expenses                                                  --             --            --            --              --
  Short Sale Expenses                                                --             --            --            --              --
  Registration Fees                                                   5              8             1             1               1
  Printing Fees                                                      25             25             2             5               2
  Custodian/Wire Agent Fees                                          29             32             3             5               5
  Professional Fees                                                  18             18             1             3               2
  Other Expenses                                                     14             12             1             2               1
-----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                  6,909          7,074           483         1,234             732
-----------------------------------------------------------------------------------------------------------------------------------
  Less:
  Waiver of Investment Advisory Fees                                 (1)           (66)           (1)         (105)            (22)
  Waiver of Shareholder Servicing Fees                             (705)          (698)           (3)          (48)            (63)
  Fees Paid Indirectly                                             (152)          (116)           --            --              (7)
  Payment by Affiliate*                                              --             --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                    6,051          6,194           479         1,081             640
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        455         (2,492)          341           927           1,177
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                                    71,910         68,258         5,209         1,855           4,864
  Futures Contracts                                               1,178          3,703           298           197              --
  Written Options                                                    --             --            --            --              --
  Swap Contracts                                                     --             --            --            --              --
  Foreign Currency Transactions                                      --             (3)           --            --              --
  NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
  Investments                                                    48,775         98,838         4,905         6,938          18,327
  Futures Contracts                                               1,267          1,508            76           (33)             --
  Written Options                                                    --             --            --            --              --
  Swap Contracts                                                     --             --            --            --              --
  Foreign Currency and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                 --             --            --            --              --
  Payment by Affiliate*                                              --             --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                             $ 123,585      $ 169,812     $  10,829     $   9,884       $  24,368
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                             CORE FIXED     HIGH YIELD
                                                            INCOME FUND      BOND FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $      --      $     927
  Dividends from Affiliated Registered
     Investment Company*                                          1,162            691
  Interest Income                                                97,538         51,587
  Income from Securities Lending                                    823            514
  Less: Foreign Taxes Withheld                                      (44)            --
---------------------------------------------------------------------------------------
  Total Investment Income                                        99,479         53,719
---------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                        5,646          3,143
  Administration Fees                                             5,748          2,257
  Shareholder Servicing Fees (A)                                  5,117          1,612
  Shareholder Servicing Fees (I)                                     16             --
  Shareholder Servicing Fees (Y)                                     --             --
  Administration Servicing Fees (I)                                  16             --
  Trustee Fees                                                       24              8
  Dividend Expenses                                                  --             --
  Short Sale Expenses                                                --             --
  Registration Fees                                                  21             10
  Printing Fees                                                      93             29
  Custodian/Wire Agent Fees                                         110             34
  Professional Fees                                                  68             22
  Other Expenses                                                    247             59
---------------------------------------------------------------------------------------
  Total Expenses                                                 17,106          7,174
---------------------------------------------------------------------------------------
  Less:
  Waiver of Investment Advisory Fees                               (261)          (458)
  Waiver of Shareholder Servicing Fees                           (3,696)        (1,169)
  Fees Paid Indirectly                                               --             --
  Payment by Affiliate*                                            (239)            --
---------------------------------------------------------------------------------------
  Net Expenses                                                   12,910          5,547
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     86,569         48,172
---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                                   (68,315)       (32,555)
  Futures Contracts                                              24,849         (1,118)
  Written Options                                                   336             --
  Swap Contracts                                                     91             --
  Foreign Currency Transactions                                  (1,081)            --
  NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
  Investments                                                   (39,864)        21,165
  Futures Contracts                                              (4,788)           106
  Written Options                                                    24             --
  Swap Contracts                                                    196             --
  Foreign Currency and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                247             --
  Payment by Affiliate*                                              --              3
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                             $  (1,736)     $  35,773
---------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
*     See Note 3 in Notes to Financial Statements.
(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
130 & 131  SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2006 (Unaudited) and the year ended September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                LARGE CAP DIVERSIFIED          TAX-MANAGED                   LARGE CAP
                                                    ALPHA FUND (4)            LARGE CAP FUND                 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                       12/14/05             10/1/05        10/1/04       10/1/05        10/1/04
                                                     to 3/31/06          to 3/31/06     to 9/30/05    to 3/31/06     to 9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                      $     3,018         $    10,268    $    22,722   $    33,806    $    69,593
  Net Realized Gain from Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                        2,313              60,574         95,780       243,632        272,404(2)
  Net Realized Loss on Foreign Currency
    Transactions                                             (1)                 --             --            --             --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                       19,442              75,282        160,927       (16,954)       283,473
  Net Change in Unrealized Appreciation
    on Foreign Currencies and Translation
    of Other Assets and Liabilities
    Denominated in Foreign Currency                           5                  --             --            --             --
  Payment by Affiliate*                                      --                  --             --            --             --
---------------------------------------------------------------------------------------------------  ------------------------------
  Net Increase in Net Assets
    from Operations                                      24,777             146,124        279,429       260,484        625,470
---------------------------------------------------------------------------------------------------  ------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                              (2,856)            (13,856)       (22,704)      (48,410)       (68,972)
    Class I                                                  --                  --             --          (270)          (308)
    Class Y                                                  --                 (34)           (58)           --             --
  Net Realized Gains:
    Class A                                                  --                  --             --      (246,892)       (23,633)
    Class I                                                  --                  --             --        (1,453)          (119)
---------------------------------------------------------------------------------------------------  ------------------------------
  Total Dividends and Distributions                      (2,856)            (13,890)       (22,762)     (297,025)       (93,032)
---------------------------------------------------------------------------------------------------  ------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                         931,325             220,148        380,056       300,751        713,922
    Reinvestment of Dividends & Distributions             2,855              13,148         21,568       280,618         87,568
    Cost of Shares Redeemed                             (28,718)           (195,245)      (462,655)     (948,365)    (1,253,909)(3)
---------------------------------------------------------------------------------------------------  ------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                           905,462              38,051        (61,031)     (366,996)      (452,419)
---------------------------------------------------------------------------------------------------  ------------------------------
  Class I:
    Proceeds from Shares Issued                              --                  --             --         4,285          5,971
    Reinvestment of Dividends & Distributions                --                  --             --         1,667            415
    Cost of Shares Redeemed                                  --                  --             --        (2,907)        (4,608)
---------------------------------------------------------------------------------------------------  ------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class I Transactions                                --                  --             --         3,045          1,778
---------------------------------------------------------------------------------------------------  ------------------------------
  Class Y:
    Proceeds from Shares Issued                              --                 161              7            --             --
    Reinvestment of Dividends & Distributions                --                  34             58            --             --
    Cost of Shares Redeemed                                  --                (372)          (541)           --             --
---------------------------------------------------------------------------------------------------  ------------------------------
  Decrease in Net Assets Derived
    from Class Y Transactions                                --                (177)          (476)           --             --
---------------------------------------------------------------------------------------------------  ------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                     905,462              37,874        (61,507)     (363,951)      (450,641)
---------------------------------------------------------------------------------------------------  ------------------------------
  Net Increase (Decrease) in Net Assets                 927,383             170,108        195,160      (400,492)        81,797
---------------------------------------------------------------------------------------------------  ------------------------------
NET ASSETS:
  BEGINNING OF YEAR/PERIOD                                   --           2,177,952      1,982,792     4,255,452      4,173,655
---------------------------------------------------------------------------------------------------  ------------------------------
  END OF YEAR/PERIOD                                $   927,383         $ 2,348,060    $ 2,177,952   $ 3,854,960    $ 4,255,452
---------------------------------------------------------------------------------------------------  ------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTION IN EXCESS OF NET INVESTMENT
    INCOME)/(ACCUMULATED NET INVESTMENT LOSS)
    INCLUDED IN NET ASSETS AT PERIOD END            $       162         $       384    $     4,006   $       841    $    15,715
---------------------------------------------------------------------------------------------------  ------------------------------

----------------------------------------------------------------------------------------------------------
                                                        LARGE CAP                     TAX-MANAGED
                                                       GROWTH FUND                   SMALL CAP FUND
----------------------------------------------------------------------------------------------------------
                                                    10/1/05        10/1/04         10/1/05        10/1/04
                                                 to 3/31/06     to 9/30/05      to 3/31/06     to 9/30/05
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                  $     4,149    $    18,547     $         8    $      (416)
  Net Realized Gain from Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                  154,643        159,985          16,932         17,111
  Net Realized Loss on Foreign Currency
    Transactions                                         --             --              --             --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                  103,301        297,342          18,601         28,494
  Net Change in Unrealized Appreciation
    on Foreign Currencies and Translation
    of Other Assets and Liabilities
    Denominated in Foreign Currency                      --             --              --             --
  Payment by Affiliate*                                  --              2              --             --
----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    from Operations                                 262,093        475,876          35,541         45,189
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                          (4,335)       (17,804)             --             --
    Class I                                              --           (111)             --             --
    Class Y                                              --             --              --             --
  Net Realized Gains:
    Class A                                              --             --         (15,044)       (15,584)
    Class I                                              --             --              --             --
----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                  (4,335)       (17,915)        (15,044)       (15,584)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                     351,623        678,539          36,964         58,769
    Reinvestment of Dividends & Distributions         4,127         16,943          14,133         14,572
    Cost of Shares Redeemed                        (925,765)      (992,030)        (25,159)       (48,286)
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (570,015)      (296,548)         25,938         25,055
----------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                       3,946          5,995              --             --
    Reinvestment of Dividends & Distributions            --            109              --             --
    Cost of Shares Redeemed                          (6,932)        (8,152)             --             --
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class I Transactions                        (2,986)        (2,048)             --             --
----------------------------------------------------------------------------------------------------------
  Class Y:
    Proceeds from Shares Issued                          --             --              --             --
    Reinvestment of Dividends & Distributions            --             --              --             --
    Cost of Shares Redeemed                              --             --              --             --
----------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class Y Transactions                            --             --              --             --
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (573,001)      (298,596)         25,938         25,055
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (315,243)       159,365          46,435         54,660
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF YEAR/PERIOD                        4,034,036      3,874,671         269,519        214,859
----------------------------------------------------------------------------------------------------------
  END OF YEAR/PERIOD                            $ 3,718,793    $ 4,034,036     $   315,954    $   269,519
----------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTION IN EXCESS OF NET INVESTMENT
    (ACCUMULATED NET INVESTMENT LOSS)
    INCLUDED IN NET ASSETS AT PERIOD END        $       446    $       632     $         8    $        --
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                        SMALL CAP                      SMALL CAP
                                                        VALUE FUND                    GROWTH FUND
----------------------------------------------------------------------------------------------------------
                                                    10/1/05        10/1/04         10/1/05        10/1/04
                                                 to 3/31/06     to 9/30/05      to 3/31/06     to 9/30/05
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                  $       455    $     2,739     $    (2,492)   $    (6,167)
  Net Realized Gain from Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                   73,088        120,394          71,961        103,912
  Net Realized Loss on Foreign Currency
    Transactions                                         --             --              (3)          (112)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Futures Contracts, Written Options and
    Swap Contracts                                   50,042         72,742         100,346         74,132
  Net Change in Unrealized Appreciation
    on Foreign Currencies and Translation
    of Other Assets and Liabilities
    Denominated in Foreign Currency                      --             --              --             --
  Payment by Affiliate*                                  --             --              --             --
----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    from Operations                                 123,585        195,875         169,812        171,765
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                          (2,083)        (2,588)             --             --
    Class I                                             (10)            (9)             --             --
    Class Y                                              --             --              --             --
  Net Realized Gains:
    Class A                                        (110,921)      (145,253)             --             --
    Class I                                          (1,326)        (1,314)             --             --
----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                (114,340)      (149,164)             --             --
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                     121,565        249,447         167,160        281,272
    Reinvestment of Dividends & Distributions       108,033        140,124              --             --
    Cost of Shares Redeemed                        (146,276)      (311,616)       (175,576)      (363,804)
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                        83,322         77,955          (8,416)       (82,532)
----------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                       2,812          6,593           1,887          5,104
    Reinvestment of Dividends & Distributions         1,318          1,308              --             --
    Cost of Shares Redeemed                          (2,446)        (3,102)         (1,548)        (4,136)
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class I Transactions                         1,684          4,799             339            968
----------------------------------------------------------------------------------------------------------
  Class Y:
    Proceeds from Shares Issued                          --             --              --             --
    Reinvestment of Dividends & Distributions            --             --              --             --
    Cost of Shares Redeemed                              --             --              --             --
----------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class Y Transactions                            --             --              --             --
----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                  85,006         82,754          (8,077)       (81,564)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets              94,251        129,465         161,735         90,201
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF YEAR/PERIOD                        1,078,902        949,437       1,069,490        979,289
----------------------------------------------------------------------------------------------------------
  END OF YEAR/PERIOD                            $ 1,173,153    $ 1,078,902     $ 1,231,225    $ 1,069,490
----------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTION IN EXCESS OF NET INVESTMENT
    INCOME)/(ACCUMULATED NET INVESTMENT LOSS)
    INCLUDED IN NET ASSETS AT PERIOD END        $      (984)   $       654     $    (2,605)   $      (113)
----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
 *    See Note 3 in Notes to Financial Statements.
(1)   See Note 4 in Notes to Financial Statements for additional information.
(2)   Includes realized gain of $306,542 due to in-kind redemption (see note 9).
(3) Includes redemptions as a result of in-kind transaction of securities (see note 9).
(4) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
131 &132   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2006 (Unaudited) and the period ended September 30, 2005

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         U.S. MANAGED
                                                                                 MID-CAP FUND           VOLATILITY FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
                                                                             10/1/05       10/1/04       10/1/05      10/28/04
                                                                          to 3/31/06    to 9/30/05    to 3/31/06    to 9/30/05
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net Investment Income                                                $      341    $      176    $      927    $      909
     Net Realized Gain (Loss) on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                  5,507         8,565         2,052         2,303
     Net Realized Gain (Loss) on Foreign Currency Transactions                    --            --            --            --
     Net Change in Unrealized Appreciation (Depreciation)
         on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                  4,981         4,995         6,905         8,500
     Net Change in Unrealized Appreciation on
         Foreign Currencies and Translation of
         Other Assets and Liabilities Denominated
         in Foreign Currency                                                      --            --            --            --
     Payment by Affiliate*                                                        --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                               10,829        13,736         9,884        11,712
-------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS FROM:
     Net Investment Income:
         Class A                                                                (369)         (174)       (1,208)         (631)
         Class I                                                                  --            --            --            --
         Class Y                                                                  --            --            --            --
     Net Realized Gains:
         Class A                                                              (6,635)       (5,707)       (2,511)          (10)
         Class I                                                                  --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions                                        (7,004)       (5,881)       (3,719)         (641)
-------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS(1):
     Class A:
         Proceeds from Shares Issued                                          46,440        51,196        85,488       164,307(3)
         Reinvestment of Dividends & Distributions                             6,433         5,126         3,662           634
         Cost of Shares Redeemed                                             (13,726)      (46,657)      (23,269)      (15,965)
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Class A Transactions                                            39,147         9,665        65,881       148,976
-------------------------------------------------------------------------------------------------------------------------------
     Class I:
         Proceeds from Shares Issued                                              --            --            --            --
         Reinvestment of Dividends & Distributions                                --            --            --            --
         Cost of Shares Redeemed                                                  --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived
         from Class I Transactions                                                --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Capital Share Transactions                                      39,147         9,665        65,881       148,976
-------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                    42,972        17,520        72,046       160,047
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
     BEGINNING OF YEAR/PERIOD                                                 71,162        53,642       160,047            --
-------------------------------------------------------------------------------------------------------------------------------
     END OF YEAR/PERIOD                                                   $  114,134    $   71,162    $  232,093    $  160,047
-------------------------------------------------------------------------------------------------------------------------------
     UNDISTRIBUTED NET INVESTMENT INCOME/
         (DISTRIBUTIONS IN EXCESS OF NET
         INVESTMENT INCOME) INCLUDED IN
         NET ASSETS AT PERIOD END                                         $       32    $       60    $       26    $      307
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                REAL ESTATE                  CORE FIXED
                                                                                    FUND                    INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                             10/1/05       10/1/04       10/1/05      10/28/04
                                                                          to 3/31/06    to 9/30/05    to 3/31/06    to 9/30/05
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net Investment Income                                                $    1,177    $    1,299    $   86,569    $  156,497
     Net Realized Gain (Loss) on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                  4,864         3,078       (43,039)       24,010
     Net Realized Gain (Loss) on Foreign Currency Transactions                    --            --        (1,081)          469
     Net Change in Unrealized Appreciation (Depreciation)
         on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                 18,327        11,944       (44,432)      (68,716)
     Net Change in Unrealized Appreciation on
         Foreign Currencies and Translation of
         Other Assets and Liabilities Denominated
         in Foreign Currency                                                      --            --           247            10
     Payment by Affiliate*                                                        --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                               24,368        16,321        (1,736)      112,270
-------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS FROM:
     Net Investment Income:
         Class A                                                              (1,718)       (1,134)      (90,316)     (159,782)
         Class I                                                                  --            --          (260)         (423)
         Class Y                                                                  --            --            --            --
     Net Realized Gains:
         Class A                                                              (2,301)       (1,045)      (13,424)      (35,292)
         Class I                                                                  --            --           (40)          (93)
-------------------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions                                        (4,019)       (2,179)     (104,040)     (195,590)
-------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS(1):
     Class A:
         Proceeds from Shares Issued                                          43,340        68,657       547,781       921,351
         Reinvestment of Dividends & Distributions                             3,882         2,109        97,435       182,677
         Cost of Shares Redeemed                                             (20,343)      (23,511)     (504,857)     (994,004)
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Class A Transactions                                            26,879        47,255       140,359       110,024
-------------------------------------------------------------------------------------------------------------------------------
     Class I:
         Proceeds from Shares Issued                                              --            --         2,555         5,179
         Reinvestment of Dividends & Distributions                                --            --           299           509
         Cost of Shares Redeemed                                                  --            --        (2,824)       (2,887)
-------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived
         from Class I Transactions                                                --            --            30         2,801
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Capital Share Transactions                                      26,879        47,255       140,389       112,825
-------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                    47,228        61,397        34,613        29,505
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
     BEGINNING OF YEAR/PERIOD                                                 96,405        35,008     4,106,990     4,077,485
-------------------------------------------------------------------------------------------------------------------------------
     END OF YEAR/PERIOD                                                   $  143,633    $   96,405    $4,141,603    $4,106,990
-------------------------------------------------------------------------------------------------------------------------------
     UNDISTRIBUTED NET INVESTMENT INCOME/
         (DISTRIBUTIONS IN EXCESS OF NET
         INVESTMENT INCOME) INCLUDED IN
         NET ASSETS AT PERIOD END                                         $      (57)   $      484    $    1,588    $    1,066
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                 HIGH YIELD
                                                                                  BOND FUND
---------------------------------------------------------------------------------------------------
                                                                             10/1/05       10/1/04
                                                                          to 3/31/06    to 9/30/05
---------------------------------------------------------------------------------------------------
OPERATIONS:
     Net Investment Income                                                $   48,172    $  100,497
     Net Realized Gain (Loss) on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                (33,673)        6,127
     Net Realized Gain (Loss) on Foreign Currency Transactions                    --            --
     Net Change in Unrealized Appreciation (Depreciation)
         on Investments, Options, Written Options,
         Futures Contracts and Swap Contracts                                 21,271       (21,064)
     Net Change in Unrealized Appreciation on
         Foreign Currencies and Translation of
         Other Assets and Liabilities Denominated
         in Foreign Currency                                                      --            --
     Payment by Affiliate*                                                         3            --
---------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                               35,773        85,560
---------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS FROM:
     Net Investment Income:
         Class A                                                             (48,246)     (100,331)
         Class I                                                                  --            --
         Class Y                                                                  --            --
     Net Realized Gains:
         Class A                                                                  --            --
         Class I                                                                  --            --
---------------------------------------------------------------------------------------------------
     Total Dividends and Distributions                                       (48,246)     (100,331)
---------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS(1):
     Class A:
         Proceeds from Shares Issued                                         288,680       717,406
         Reinvestment of Dividends & Distributions                            44,111        94,053
         Cost of Shares Redeemed                                            (907,046)     (394,321)
---------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Class A Transactions                                          (574,255)      417,138
---------------------------------------------------------------------------------------------------
     Class I:
         Proceeds from Shares Issued                                              --            --
         Reinvestment of Dividends & Distributions                                --            --
         Cost of Shares Redeemed                                                  --            --
---------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived
         from Class I Transactions                                                --            --
---------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived
         from Capital Share Transactions                                    (574,255)      417,138
---------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                  (586,728)      402,367
---------------------------------------------------------------------------------------------------
 NET ASSETS:
     BEGINNING OF YEAR/PERIOD                                              1,599,921     1,197,554
---------------------------------------------------------------------------------------------------
     END OF YEAR/PERIOD                                                   $1,013,193    $1,599,921
---------------------------------------------------------------------------------------------------
     UNDISTRIBUTED NET INVESTMENT INCOME/
         (DISTRIBUTIONS IN EXCESS OF NET
         INVESTMENT INCOME) INCLUDED IN
         NET ASSETS AT PERIOD END                                         $       16    $       90
---------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
*     See Note 3 in Notes to Financial Statements.
(1) See Note 4 in the notes to financial statements for additional information.
(2)   The U.S. Managed Volatility commenced operations on October 28, 2004.
(3) Includes subscriptions as a result of in-kind transfers of securities (see note 9).
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
134 & 135  SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2006 (Unaudited) and the periods ended September 30,
For a Share Outstanding Throughout the Periods
---------------------------------------------------------------------------------------------------------------------------------
                                                      Net
                                                 Realized
                                                      and                                    Distributions
             Net Asset              Net        Unrealized                      Dividends              from            Total
                Value,       Investment             Gains                       from Net          Realized        Dividends
             Beginning           Income       (Losses) on     Total from      Investment           Capital              and
             of Period           (Loss)        Securities     Operations          Income             Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
 Class A
   2006(2)*     $10.00         $   0.04(1)        $  0.24(1)     $  0.28          $(0.03)          $    --          $ (0.03)
TAX-MANAGED LARGE CAP FUND
 Class A
   2006*        $11.78         $   0.06(1)        $  0.72(1)     $  0.78          $(0.07)          $    --          $ (0.07)
   2005          10.41             0.12(1)           1.37(1)        1.49           (0.12)               --            (0.12)
   2004           9.20             0.08(1)           1.21(1)        1.29           (0.08)               --            (0.08)
   2003           7.50             0.08(1)           1.70(1)        1.78           (0.08)               --            (0.08)
   2002           9.49             0.06             (1.98)         (1.92)          (0.07)               --            (0.07)
   2001          13.62             0.07             (4.13)         (4.06)          (0.07)               --            (0.07)
 Class Y
   2006*        $11.86         $   0.07(1)        $  0.74(1)     $  0.81          $(0.08)          $    --          $ (0.08)
   2005          10.45             0.16(1)           1.38(1)        1.54           (0.13)               --            (0.13)
   2004           9.21             0.12(1)           1.20(1)        1.32           (0.08)               --            (0.08)
   2003           7.50             0.10(1)           1.71(1)        1.81           (0.10)               --            (0.10)
   2002(3)       10.45             0.05             (2.98)         (2.93)          (0.02)               --            (0.02)
LARGE CAP VALUE FUND
 Class A
   2006*        $22.45         $   0.18(1)        $  1.21(1)     $  1.39          $(0.27)          $ (1.32)         $ (1.59)
   2005          19.80             0.35(1)           2.76(1)        3.11           (0.34)            (0.12)           (0.46)
   2004          16.81             0.30(1)           2.99(1)        3.29           (0.30)               --            (0.30)
   2003          13.94             0.25(1)           2.86(1)        3.11           (0.24)               --            (0.24)
   2002          17.39             0.21             (3.26)         (3.05)          (0.21)            (0.19)           (0.40)
   2001          18.70             0.21             (1.14)         (0.93)          (0.22)            (0.16)           (0.38)
 Class I
   2006*        $22.43         $   0.16(1)        $  1.21(1)     $  1.37          $(0.23)          $ (1.32)         $ (1.55)
   2005          19.78             0.29(1)           2.77(1)        3.06           (0.29)            (0.12)           (0.41)
   2004          16.80             0.25(1)           2.98(1)        3.23           (0.25)               --            (0.25)
   2003          13.94             0.21(1)           2.86(1)        3.07           (0.21)               --            (0.21)
   2002          17.39             0.19             (3.28)         (3.09)          (0.17)            (0.19)           (0.36)
   2001(4)       19.38             0.03             (2.02)         (1.99)             --                --               --
LARGE CAP GROWTH FUND
 Class A
   2006*        $19.23         $   0.02(1)        $  1.25(1)     $  1.27          $(0.02)          $    --          $ (0.02)
   2005          17.13             0.09(1)           2.09(1)        2.18           (0.08)               --            (0.08)
   2004          15.77            (0.01)(1)          1.37(1)        1.36              --                --               --
   2003          12.97               --(1)           2.81(1)        2.81           (0.01)(10)           --            (0.01)(10)
   2002          16.73            (0.04)(1)         (3.72)(1)      (3.76)             --                --               --
   2001          36.24            (0.06)           (17.75)        (17.81)             --             (1.70)           (1.70)
 Class I
   2006*        $19.04         $     --(1)        $  1.25(1)     $  1.25          $   --           $    --            $  --
   2005          17.00             0.04(1)           2.07(1)        2.11           (0.07)               --            (0.07)
   2004          15.68            (0.05)(1)           1.37(1)       1.32              --                --               --
   2003          12.92            (0.03)(1)           2.79(1)       2.76              --**              --               --**
   2002          16.72            (0.07)(1)         (3.73)(1)      (3.80)             --                --               --
   2001(4)       20.60            (0.01)            (3.87)         (3.88)             --                --               --
TAX-MANAGED SMALL CAP FUND
 Class A
   2006*        $13.13         $     --(1)        $  1.60(1)     $  1.60          $   --           $ (0.72)         $ (0.72)
   2005          11.63            (0.02)(1)          2.36(1)        2.34              --             (0.84)           (0.84)
   2004          10.00            (0.04)(1)          1.67(1)        1.63              --                --               --
   2003           7.54            (0.02)(1)          2.48(1)        2.46              --                --               --
   2002           8.15            (0.01)            (0.60)         (0.61)             --                --               --
   2001(5)       10.00               --             (1.84)         (1.84)          (0.01)(10)           --            (0.01)(10)
SMALL CAP VALUE FUND
 Class A
   2006*        $21.58         $   0.01(1)        $  2.29(1)     $  2.30          $(0.04)          $ (2.26)         $ (2.30)
   2005          20.74             0.06(1)           4.02(1)        4.08           (0.05)            (3.19)           (3.24)
   2004          17.45             0.03(1)           4.32(1)        4.35           (0.06)            (1.00)           (1.06)
   2003          13.99             0.08(1)           3.91(1)        3.99           (0.09)            (0.44)           (0.53)
   2002          15.66             0.08             (0.21)         (0.13)          (0.09)            (1.45)           (1.54)
   2001          16.13             0.13              0.36           0.49           (0.14)            (0.82)           (0.96)
 Class I
   2006*        $21.52         $  (0.02)(1)       $  2.43(1)     $  2.41          $(0.16)          $ (2.26)         $ (2.42)
   2005          20.71            (0.01)(1)          4.03(1)        4.02           (0.02)            (3.19)           (3.21)
   2004          17.44            (0.02)(1)          4.31(1)        4.29           (0.02)            (1.00)           (1.02)
   2003          13.99             0.04(1)           3.90(1)        3.94           (0.05)            (0.44)           (0.49)
   2002(6)       16.47             0.02             (2.49)         (2.47)          (0.01)               --            (0.01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Ratio of
                                                                              Ratio of       Expenses
                                                                              Expenses     to Average   Ratio of Net
                                                                            to Average     Net Assets     Investment
                                                               Ratio of     Net Assets     (Excluding         Income
                   Net Asset                    Net Assets     Expenses     (Excluding      Fees Paid         (Loss)    Portfolio
                  Value, End        Total    End of Period   to Average      Fees Paid     Indirectly     to Average     Turnover
                   of Period      Return+     ($Thousands)   Net Assets    Indirectly)   and Waivers)     Net Assets        Rate+
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
 Class A
   2006(2)*           $10.25         2.82%      $  927,383         1.05%          1.05%          1.13%          1.19%          23%
TAX-MANAGED LARGE CAP FUND
 Class A
   2006*              $12.49         6.68%      $2,342,848         0.86%          0.86%          1.02%          0.92%          52%
   2005                11.78        14.40        2,172,885         0.86           0.86           1.02           1.08           31
   2004                10.41        14.05        1,977,883         0.85           0.85           1.02           0.83           29
   2003                 9.20        23.84        1,757,292         0.85           0.85           1.02           0.85           99
   2002                 7.50       (20.44)       1,436,467         0.85           0.85           1.03           0.65           80
   2001                 9.49       (29.92)       1,658,097         0.85           0.85           1.01           0.60           84
 Class Y
   2006*              $12.59         6.85%      $    5,212         0.56%          0.56%          0.72%          1.22%          52%
   2005                11.86        14.78            5,067         0.56           0.56           0.72           1.39           31
   2004                10.45        14.41            4,909         0.55           0.55           0.72           1.13           29
   2003                 9.21        24.26            3,834         0.55           0.55           0.72           1.17           99
   2002(3)              7.50       (28.05)           2,631         0.55           0.55           0.72           1.03           80
LARGE CAP VALUE FUND
 Class A
   2006*              $22.25         6.74%      $3,827,240         0.86%          0.86%          0.97%          1.71%          38%
   2005                22.45        15.87        4,230,717         0.86           0.86           0.97           1.63           44
   2004                19.80        19.66        4,153,475         0.85           0.85           0.97           1.59           46
   2003                16.81        22.55        3,527,686         0.85           0.85           0.97           1.61          106
   2002                13.94       (18.06)       2,896,977         0.85           0.85           0.97           1.23           41
   2001                17.39        (5.08)       3,590,194         0.85           0.85           0.97           1.11           89
 Class I
   2006*              $22.25         6.65%      $   27,720         1.11%          1.11%          1.22%          1.45%          38%
   2005                22.43        15.61           24,735         1.11           1.11           1.22           1.37           44
   2004                19.78        19.33           20,180         1.10           1.10           1.22           1.33           46
   2003                16.80        22.17            9,086         1.10           1.10           1.22           1.36          106
   2002                13.94       (18.24)           6,175         1.10           1.10           1.22           1.01           41
   2001(4)             17.39       (10.27)             152         1.10           1.10           1.22           1.09           89
LARGE CAP GROWTH FUND
 Class A
   2006*              $20.48         6.62%      $3,690,430         0.86%          0.86%          1.02%          0.22%         58%
   2005                19.23        12.75        4,004,347         0.86           0.86           1.02           0.47           52
   2004                17.13         8.62        3,846,240         0.85           0.85           1.02          (0.03)          36
   2003                15.77        21.66        3,564,487         0.85           0.85           1.02           0.02           72
   2002                12.97       (22.47)       2,904,802         0.85           0.85           1.02          (0.21)          62
   2001                16.73       (51.08)       3,487,142         0.85           0.85           1.03          (0.29)         112
 Class I
   2006*              $20.29         6.57%      $   28,363         1.11%          1.11%          1.27%         (0.03)%         58%
   2005                19.04        12.42           29,689         1.11           1.11           1.27           0.22           52
   2004                17.00         8.42           28,431         1.10           1.10           1.27          (0.28)          36
   2003                15.68        21.37           12,323         1.10           1.10           1.27          (0.24)          72
   2002                12.92       (22.73)           7,934         1.10           1.10           1.27          (0.41)          62
   2001(4)             16.72       (18.83)              81         1.10           1.10           1.28          (0.45)         112
TAX-MANAGED SMALL CAP FUND
 Class A
   2006*              $14.01        12.83%      $  315,954         1.11%          1.11%          1.27%          0.01%          38%
   2005                13.13        20.80          269,519         1.11           1.11           1.27          (0.17)          99
   2004                11.63        16.30          214,859         1.10           1.10           1.27          (0.31)          86
   2003                10.00        32.63          181,773         1.10           1.10           1.27          (0.21)         142
   2002                 7.54        (7.48)         143,764         1.10           1.10           1.26          (0.21)          86
   2001(5)              8.15       (18.46)         125,129         1.10           1.10           1.30          (0.04)          82
SMALL CAP VALUE FUND
 Class A
   2006*              $21.58        11.76%      $1,158,622         1.11%          1.11%          1.27%          0.09%          37%
   2005                21.58        21.21        1,066,189         1.11           1.11           1.27           0.27           71
   2004                20.74        25.67          942,037         1.10           1.10           1.27           0.17           89
   2003                17.45        29.28          795,501         1.10           1.10           1.27           0.52           99
   2002                13.99        (2.20)         691,668         1.10           1.10           1.27           0.46           48
   2001                15.66         3.12          794,109         1.10           1.10           1.26           0.78           99
 Class I
   2006*              $21.51        11.61%      $   14,531         1.36%          1.36%          1.52%         (0.16)%         37%
   2005                21.52        20.88           12,713         1.36           1.36           1.52          (0.03)          71
   2004                20.71        25.29            7,400         1.35           1.35           1.52          (0.09)          89
   2003                17.44        28.91            2,572         1.35           1.35           1.52           0.23           99
   2002(6)             13.99       (14.99)             727         1.35           1.35           1.52           0.21           48


--------------------------------------------------------------------------------
136        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
                                                      Net
                                                 Realized
                                                      and                                    Distributions
             Net Asset              Net        Unrealized                      Dividends              from            Total
                Value,       Investment             Gains                       from Net          Realized        Dividends
             Beginning           Income       (Losses) on     Total from      Investment           Capital              and
             of Period           (Loss)        Securities     Operations          Income             Gains    Distributions
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2006*        $17.86         $  (0.04)(1)       $  2.90(1)     $  2.86          $    --          $   --           $   --
   2005          15.14            (0.10)(1)          2.82(1)        2.72               --              --               --
   2004          14.11            (0.10)(1)          1.13(1)        1.03               --              --               --
   2003           9.62            (0.08)(1)          4.57(1)        4.49               --              --               --
   2002          12.35            (0.09)(1)         (2.64)(1)      (2.73)              --              --               --
   2001          30.57            (0.14)           (10.81)        (10.95)              --           (7.27)           (7.27)
 Class I
   2006*        $17.67         $  (0.06)(1)       $  2.86(1)     $  2.80          $    --          $   --           $   --
   2005          15.02            (0.14)(1)          2.79(1)        2.65               --              --               --
   2003           9.59            (0.11)(1)          4.55(1)        4.44               --              --               --
   2002          12.35            (0.08)(1)         (2.68)(1)      (2.76)              --              --               --
   2001(4)       15.59            (0.02)            (3.22)         (3.24)              --              --               --
MID-CAP FUND
 Class A
   2006*        $20.29         $   0.07(1)        $  2.03(1)     $  2.10          $ (0.08)         $(1.40)          $(1.48)
   2005          17.84             0.06(1)           4.61(1)        4.67            (0.06)          (2.16)           (2.22)
   2004          14.96             0.09(1)           3.19(1)        3.28            (0.11)          (0.29)           (0.40)
   2003          11.74             0.11(1)           3.25(1)        3.36            (0.08)          (0.06)           (0.14)
   2002          12.19             0.06             (0.46)(9)      (0.40)           (0.05)             --            (0.05)
   2001          17.42             0.07             (3.22)         (3.15)           (0.08)          (2.00)           (2.08)
U.S. MANAGED VOLATILITY FUND
 Class A
   2006*        $11.41         $   0.05(1)        $  0.43(1)     $  0.48          $ (0.07)         $(0.15)          $(0.22)
   2005(7)       10.00             0.10(1)           1.39(1)        1.49            (0.08)             --**          (0.08)
REAL ESTATE FUND
 Class A
   2006*        $14.86         $   0.16(1)        $  2.99(1)     $  3.15          $ (0.24)         $(0.32)          $(0.56)
   2005          11.89             0.27(1)           3.22(1)        3.49            (0.26)          (0.26)           (0.52)
   2004(8)       10.00             0.21(1)           1.85(1)        2.06            (0.17)             --            (0.17)
CORE FIXED INCOME FUND
 Class A
   2006*        $10.44         $   0.22(1)        $ (0.24)(1)    $ (0.02)         $ (0.22)         $(0.03)          $(0.25)
   2005          10.65             0.40(1)          (0.11)(1)       0.29            (0.41)          (0.09)           (0.50)
   2004          10.71             0.37(1)           0.08(1)        0.45            (0.38)          (0.13)           (0.51)
   2003          10.67             0.40(1)           0.28(1)        0.68            (0.42)          (0.22)           (0.64)
   2002          10.75             0.52              0.08           0.60            (0.52)          (0.16)           (0.68)
   2001          10.08             0.61              0.67           1.28            (0.61)             --            (0.61)
 Class I
   2006*        $10.43         $   0.20(1)        $ (0.22)(1)    $ (0.02)         $ (0.21)         $(0.03)          $(0.24)
   2005          10.65             0.38(1)          (0.12)(1)       0.26            (0.39)          (0.09)           (0.48)
   2004          10.71             0.34(1)           0.09(1)        0.43            (0.36)          (0.13)           (0.49)
   2003          10.67             0.37(1)           0.28(1)        0.65            (0.39)          (0.22)           (0.61)
   2002          10.76             0.49              0.07           0.56            (0.49)          (0.16)           (0.65)
   2001(4)       10.60             0.08              0.16           0.24            (0.08)             --            (0.08)
HIGH YIELD BOND FUND
 Class A
   2006*        $ 8.50         $   0.31(1)        $ (0.03)(1)    $  0.28          $ (0.32)         $   --           $(0.32)
   2005           8.58             0.64(1)          (0.08)(1)       0.56            (0.64)             --            (0.64)
   2004           8.37             0.67(1)           0.21(1)        0.88            (0.67)             --            (0.67)
   2003           7.60             0.68(1)           0.77(1)        1.45            (0.68)             --            (0.68)
   2002           7.86             0.70             (0.26)          0.44            (0.70)             --            (0.70)
   2001           9.15             0.88             (1.29)         (0.41)           (0.88)             --            (0.88)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Ratio of
                                                                              Ratio of       Expenses
                                                                              Expenses     to Average   Ratio of Net
                                                                            to Average     Net Assets     Investment
                                                               Ratio of     Net Assets     (Excluding         Income
                   Net Asset                    Net Assets     Expenses     (Excluding      Fees Paid         (Loss)    Portfolio
                  Value, End        Total    End of Period   to Average      Fees Paid     Indirectly     to Average     Turnover
                   of Period      Return+     ($Thousands)   Net Assets    Indirectly)   and Waivers)     Net Assets        Rate+
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2006*              $20.72        16.01%      $1,218,038         1.11%          1.11%          1.27%         (0.44)%         52%
   2005                17.86        17.97        1,058,413         1.11           1.11           1.27          (0.60)         116
   2004                15.14         7.30          970,759         1.10           1.10           1.27          (0.63)         124
   2003                14.11        46.67          875,906         1.10           1.10           1.27          (0.66)         166
   2002                 9.62       (22.11)         606,999         1.10           1.10           1.27          (0.69)         156
   2001                12.35       (42.83)         821,391         1.10           1.10           1.29          (0.80)         157
 Class I
   2006*              $20.47        15.85%      $   13,187         1.36%          1.36%          1.52%         (0.69)%         52%
   2005                17.67        17.64           11,077         1.36           1.36           1.52          (0.85)         124
   2003                14.03        46.30            5,339         1.35           1.35           1.52          (0.91)         166
   2002                 9.59       (22.35)           1,879         1.35           1.35           1.53          (0.71)         156
   2001(4)             12.35       (20.78)              46         1.35           1.35           1.54          (1.12)         157
MID-CAP FUND
 Class A
   2006*              $20.91        10.95%      $  114,134         1.01%          1.01%          1.02%          0.72%          43%
   2005                20.29        28.15           71,162         1.01           1.01           1.03           0.30          137
   2004                17.84        22.23           53,642         1.00           1.00           1.02           0.53          121
   2003                14.96        28.92           41,502         1.00           1.00           1.03           0.86          109
   2002                11.74        (3.34)          25,499         1.00           1.00           1.02           0.39          222
   2001                12.19       (19.59)          32,976         1.00           1.00           1.02           0.51          193
U.S. MANAGED VOLATILITY FUND
 Class A
   2006*              $11.67         4.30%      $  232,093         1.11%          1.11%          1.27%          0.95%          65%
   2005(7)             11.41        14.94          160,047         1.11           1.11           1.27           1.03          102
REAL ESTATE FUND
 Class A
   2006*              $17.45        21.79%      $  143,633         1.11%          1.11%          1.27%          2.04%          29%
   2005                14.86        29.97           96,405         1.11           1.11           1.27           1.95           58
   2004(8)             11.89        20.82           35,008         1.10           1.10           1.30           2.20           98
CORE FIXED INCOME FUND
 Class A
   2006*              $10.17       (0.09)%      $4,128,917         0.63%          0.63%          0.82%          4.22%         261%
   2005                10.44        2.83         4,094,011         0.61           0.61           0.84           3.83          557
   2004                10.65        4.38         4,067,065         0.61***        0.61***        0.84           3.52          430
   2003                10.71        6.63         3,823,429         0.60           0.60           0.84           3.77          470
   2002                10.67        5.89         3,686,946         0.60           0.60           0.84           4.96          379
   2001                10.75       13.00         3,519,061         0.60           0.60           0.84           5.79          358
 Class I
   2006*              $10.17       (0.12)%       $  12,686         0.88%          0.88%          1.07%          3.97%         261%
   2005                10.43        2.48            12,979         0.86           0.86           1.09           3.60          557
   2004                10.65        4.12            10,420         0.86***        0.86***        1.09           3.25          430
   2003                10.71        6.37             5,931         0.85           0.85           1.09           3.46          470
   2002                10.67        5.53             4,268         0.85           0.85           1.09           4.52          379
   2001(4)             10.76        2.28                86         0.85           0.85           1.09           5.01          358
HIGH YIELD BOND FUND
 Class A
   2006*              $ 8.46        3.32%       $1,013,193         0.86%          0.86%          1.11%          7.47%          71%
   2005                 8.50        6.71         1,599,921         0.86           0.86           1.12           7.46          132
   2004                 8.58       10.84         1,197,554         0.85           0.85           1.11           7.84          179
   2003                 8.37       19.88           976,659         0.85           0.85           1.12           8.50          129
   2002                 7.60        5.45           745,525         0.85           0.85           1.12           8.67          126
   2001                 7.86       (4.76)          721,314         0.85           0.85           1.12          10.27          105


+ Returns and turnover rates are for the period indicated and have not been annualized.
* For the six month period ended March 31, 2006. All ratios for the period have been annualized.
**    Amount represents less then $0.01.
*** The expense ratio includes the litigation fees paid (see note 10). Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.
(3) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(4) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(5) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(6) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(7) Commenced operations on October 28, 2004. All ratios for the period have been annualized.
(8) Commenced operations on November 13, 2003. All ratios for the period have been annualized.
(9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(10)  Return of Capital.
Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        137

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2006

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 15 Funds: Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Enhanced Income, Global Managed Volatility and Small/Mid Cap Equity Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Diversified Alpha, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Small/Mid Cap Equity, Mid-Cap and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2006, the Small/Mid Cap Equity, Enhanced Income and Global Managed Volatility Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the


--------------------------------------------------------------------------------
138        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006
basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-Party Repurchase agreements purchased as collateral for securities on loan are maintained by the securities lending agent (see note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds investing in international securities do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds investing in international securities report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities. At the period ended March 31, 2006 the Small Cap Growth Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of Real Estate Fund, utilized futures contracts during the period ended March 31, 2006. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        139

March 31, 2006

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option contracts to enhance the Fund's returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha and Core Fixed Income Funds had option contracts as of March 31, 2006 as disclosed in the Funds' Statement of Net Assets or Schedule of Investments.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2006 are summarized as follows:

------------------------------------------------------------------------------
                       Large Cap Diversified Alpha       Core Fixed Income
------------------------------------------------------------------------------
                                # of       Premium         # of        Premium
                           Contracts  ($Thousands)    Contracts   ($Thousands)
------------------------------------------------------------------------------
Balance at the
  beginning of period             --        $ --            812        $ 332
Written                           98          69          1,649          800
Expired                           --          --           (706)        (276)
Closing Buys                      --          --           (444)        (182)
------------------------------------------------------------------------------
Balance at the
  end of period                   98        $ 69          1,311        $ 674
==============================================================================

At March 31, 2006 the Large Cap Diversified Alpha and Core Fixed Income Funds had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and


--------------------------------------------------------------------------------
140        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006
may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At March 31, 2006, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2006, were as follows:

                          NUMBER    ACQUISITION   RIGHT TO ACQUIRE       COST       MARKET VALUE     % OF NET
                         OF SHARES     DATE             DATE         ($THOUSANDS)   ($THOUSANDS)      ASSETS
--------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
  Parkervision Warrants     17,500   06/20/05         06/20/05             $ 36        $   86           0.0%
  Synenco Energy            37,852   08/19/05         08/19/05              530           632           0.1
  Spatialight              100,000   01/12/06         01/12/06              262           319           0.0
                                                                           ----        ------           ----
                                                                           $828        $1,037           0.1%
                                                                           ====        ======           ====

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility and Real Estate Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITS -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha, Tax-Managed Large Cap Class A, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value,


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        141

March 31, 2006

Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclu- sive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

----------------------------------------------------------------------------
                                                                   Voluntary
                                               Advisory              Expense
                                                   Fees          Limitations
----------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A       0.4000%              0.9500%(1)
Tax-Managed Large Cap Fund, Class A             0.4000               0.8600
Tax-Managed Large Cap Fund, Class Y             0.4000               0.5600
Large Cap Value Fund, Class A                   0.3500               0.8600
Large Cap Value Fund, Class I                   0.3500               1.1100
Large Cap Growth Fund, Class A                  0.4000               0.8600
Large Cap Growth Fund, Class I                  0.4000               1.1100
Tax-Managed Small Cap Fund, Class A             0.6500               1.1100
Small Cap Value Fund, Class A                   0.6500               1.1100
Small Cap Value Fund, Class I                   0.6500               1.3600
Small Cap Growth Fund, Class A                  0.6500               1.1100
Small Cap Growth Fund, Class I                  0.6500               1.3600
Mid-Cap Fund, Class A                           0.4000               1.0100
U.S. Managed Volatility Fund, Class A           0.6500               1.1100
Real Estate Fund, Class A                       0.6500               1.1100
Core Fixed Income Fund, Class A                 0.2750               0.6400(2)
Core Fixed Income Fund, Class I                 0.2750               0.8900(2)
High Yield Bond Fund, Class A                   0.4875               0.8600

(1)Currently this fund has short sale expenses which are excluded from the expense limitations. The Fund's voluntary expenses for the six months ended March 31, 2006 were 1.05%.

(2)During the current period the sub-adviser reimbursed sub-adviser fees for the Fund. This reimbursement resulted in the Fund running below its expense cap.

As of March 31, 2006, SIMC has entered into investment sub-advi- sory agreements with the following parties:

----------------------------------------------------------------------------
                                                          Currently Managing
                                                Date of   a Portion of Fund
Investment Sub-Adviser                        Agreement                (Y/N)
----------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.                       07/01/03                   Y
Aronson + Johnson + Ortiz, LP                  10/11/05                   Y
Delaware Management Company                    10/18/05                   Y
Enhanced Investment Technologies, LLC          10/21/05                   Y
Quantitative Management Associates LLC         07/01/03                   Y
Smith Breeden Associates, Inc.                 09/29/05                   Y

TAX-MANAGED LARGE CAP FUND
Alliance Capital Management LP                 10/02/00                   Y
Aronson + Johnson + Ortiz, LP                  07/01/03                   Y
Delaware Management Company                    04/27/05                   Y
Goldman Sachs Asset Management, L.P.           01/24/03                   Y
LSV Asset Management                           08/03/01                   Y
Montag and Caldwell, Inc.                      03/12/02                   Y
Parametric Portfolio Associates                09/10/03                   Y

LARGE CAP VALUE FUND
Alliance Capital Management LP                 10/02/00                   Y
Aronson + Johnson + Ortiz, LP                  07/01/03                   Y
Enhanced Investment Technologies, LLC          03/09/06                   Y
LSV Asset Management                           03/31/95                   Y

LARGE CAP GROWTH FUND
Delaware Management Company                    04/27/05                   Y
Enhanced Investment Technologies, LLC          10/21/05                   Y
Goldman Sachs Asset Management, L.P.           01/24/03                   Y
Montag and Caldwell, Inc.                      03/12/02                   Y
Quantitative Management Associates LLC         06/30/05                   Y

TAX-MANAGED SMALL CAP FUND
BlackRock Advisors, Inc.                       07/01/03                   Y
David J. Greene and Company, LLC               10/31/00                   Y
Delaware Management Company                    07/01/03                   Y
LSV Asset Management                           08/14/00                   Y
Mazama Capital Management, Inc.                12/09/02                   Y
McKinley Capital Management Inc.               08/14/00                   Y
Parametric Portfolio Associates                06/27/05                   Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership           03/26/99                   Y
BlackRock Advisors, Inc.                       07/01/03                   Y
David J. Greene and Company, LLC               08/14/01                   Y
LSV Asset Management                           06/11/97                   Y
Lee Munder Investments, Ltd.                   07/01/03                   Y
Martingale Asset Management, L.P.              12/09/02                   Y
Wellington Management Company, LLP             07/28/03                   Y

SMALL CAP GROWTH FUND
Delaware Management Company                    07/01/03                   Y
Lee Munder Investments, Ltd.                   12/09/02                   Y
Martingale Asset Management, L.P.              03/04/05                   Y
Mazama Capital Management, Inc.                12/13/99                   Y
McKinley Capital Management Inc.               10/30/00                   Y
Wellington Management Company, LLP             03/14/02                   Y

MID-CAP FUND
Martingale Asset Management, L.P.              08/23/02                   Y

U.S. MANAGED VOLATILITY FUND
Aronson + Johnson + Ortiz, LP                  10/27/04                   Y
Analytic Investors, Inc.                       10/28/04                   Y

REAL ESTATE FUND
Security Capital Research and
  Management Incorporated                      07/01/03                   Y
Wellington Management Company, LLP             11/12/03                   Y

CORE FIXED INCOME FUND
Metropolitan West Asset
  Management LLC                               06/26/02                   Y
Smith Breeden Associates, Inc.                 09/29/05                   Y
Wells Capital Management, Inc.                 09/30/03                   Y
Western Asset Management Company               03/24/97                   Y
Western Asset Management
  Company Limited                              11/07/05                   Y


--------------------------------------------------------------------------------
142        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

----------------------------------------------------------------------------
                                                          Currently Managing
                                                Date of    a Portion of Fund
Investment Sub-Adviser                        Agreement                (Y/N)
----------------------------------------------------------------------------
HIGH YIELD BOND FUND
ING Investment Management Co.                  11/13/03                   Y
J.P. Morgan Investment Management, Inc.        10/03/05                   Y
Metropolitan West Asset Management LLC         11/07/03                   Y
Nomura Corporate Research and
  Asset Management Inc.                        09/22/99                   Y

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

PAYMENT BY AFFILIATE -- During the six months ended March 31, 2006, the Core Fixed Income Fund was reimbursed by a sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Operations, for sub-advisory fees received of $239,132. After terminating its sub-advisory agreement with the Fund the sub-advisor agrees to reimburse the Fund for sub-advisory fees received since their hiring in September 2005. During the six months ended March 31, 2006, the High Yield Bond Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Operations and Statement of Changes, for losses incurred of $2,947 due to the sale of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) on investments section on the statement of operations. The reimbursement has no impact on the Fund's total return. During the fiscal year ended September 30, 2005, the Large Cap Growth Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Changes, for losses incurred of $1,930 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) on investments section on the statement of operations. The reimbursement has no impact on the Fund's total return.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2006 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                $ 83
Large Cap Value Fund                                       265
Large Cap Growth Fund                                      161
Tax-Managed Small Cap Fund                                  40
Small Cap Value Fund                                       152
Small Cap Growth Fund                                      116
Real Estate Fund                                             7
                                                          ----
                                                          $824
                                                          ====

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2006, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2006 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                              $  155
Large Cap Value Fund                                       740
Tax-Managed Small Cap Fund                                 123
Small Cap Value Fund                                       287
                                                        ------
                                                        $1,305
                                                        ======

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2006, can be found on the statement of operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        143

March 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2006 (Unaudited) and the year or period ended September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                     LARGE CAP
                                    DIVERSIFIED         TAX-MANAGED                 LARGE CAP                    LARGE CAP
                                  ALPHA FUND(1)        LARGE CAP FUND               VALUE FUND                  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                     12/14/05        10/1/05      10/1/04       10/1/05      10/1/04         10/1/05      10/1/04
                                   to 3/31/06     to 3/31/06   to 9/30/05    to 3/31/06   to 9/30/05      to 3/31/06   to 9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
   Shares Issued                       93,073         18,219       34,030        13,901       33,561          17,805       37,545
   Shares Issued in Lieu of
    Dividends & Distributions             281          1,089        1,942        13,448        4,168             206          913
   Shares Redeemed                     (2,844)       (16,156)     (41,498)      (43,854)     (59,040)(3)     (46,118)     (54,683)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions           90,510          3,152       (5,526)      (16,505)     (21,311)        (28,107)     (16,225)
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS I:
   Shares Issued                           --             --           --           197          279             199          334
   Shares Issued in Lieu of
      Dividends & Distributions            --             --           --            80           20              --            6
   Shares Redeemed                         --             --           --          (134)        (216)           (360)        (453)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions               --             --           --           143           83            (161)        (113)
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS Y:
   Shares Issued                           --             14           --            --           --              --           --
   Shares Issued in Lieu of
      Dividends & Distributions            --              3            5            --           --              --           --
   Shares Redeemed                         --            (30)         (48)           --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Class Y Transactions               --            (13)         (43)           --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
      Capital Share Transactions       90,510          3,139       (5,569)      (16,362)     (21,228)        (28,268)     (16,338)
-----------------------------------------------------------------------------------------------------------------------------------

                                                TAX-MANAGED                   SMALL CAP                       SMALL CAP
                                               SMALL CAP FUND                 VALUE FUND                     GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                             10/1/05      10/1/04         10/1/05      10/1/04            10/1/05      10/1/04
                                          to 3/31/06   to 9/30/05      to 3/31/06   to 9/30/05         to 3/31/06   to 9/30/05
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:
   Shares Issued                               2,813        4,781           5,876       12,101              9,136       17,025
   Shares Issued in Lieu of
      Dividends & Distributions                1,122        1,210           5,504        7,107                 --           --
   Shares Redeemed                            (1,910)      (3,938)         (7,098)     (15,221)            (9,605)     (21,881)
-------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                   2,025        2,053           4,282        3,987               (469)      (4,856)
-------------------------------------------------------------------------------------------------------------------------------
  CLASS I:
   Shares Issued                                  --           --             136          317                101          311
   Shares Issued in Lieu of
      Dividends & Distributions                   --           --              67           67                 --           --
   Shares Redeemed                                --           --            (119)        (150)               (84)        (252)
-------------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                      --           --              84          234                 17           59
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Capital
      Share Transactions                       2,025        2,053           4,366        4,221               (452)      (4,797)
-------------------------------------------------------------------------------------------------------------------------------

                                               MID-CAP                    U.S. MANAGED                    REAL ESTATE
                                                 FUND                 VOLATILITY FUND(2)                      FUND
---------------------------------------------------------------------------------------------------------------------------
                                          10/1/05      10/1/04         10/1/05     10/28/04          10/1/05       10/1/04
                                       to 3/31/06   to 9/30/05      to 3/31/06   to 9/30/05       to 3/31/06    to 9/30/05
---------------------------------------------------------------------------------------------------------------------------
Class A:
   Shares Issued                            2,294        2,758           7,585       15,432(4)         2,802         5,103
   Shares Issued in Lieu of
      Dividends & Distributions               332          292             325           58              256           156
   Shares Redeemed                           (675)      (2,551)         (2,057)      (1,457)          (1,313)       (1,715)
---------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                1,951          499           5,853       14,033            1,745         3,544
---------------------------------------------------------------------------------------------------------------------------
  Class I:
   Shares Issued                               --           --              --           --               --            --
   Shares Issued in Lieu of
      Dividends & Distributions                --           --              --           --               --            --
   Shares Redeemed                             --           --              --           --               --            --
---------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                   --           --              --           --               --            --
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Capital Share Transactions               1,951          499           5,853       14,033            1,745         3,544
---------------------------------------------------------------------------------------------------------------------------

                                              CORE FIXED                   HIGH YIELD
                                             INCOME FUND                   BOND FUND
-------------------------------------------------------------------------------------------
                                          10/1/05      10/1/04        10/1/05      10/1/04
                                       to 3/31/06   to 9/30/05     to 3/31/06   to 9/30/05
-------------------------------------------------------------------------------------------
Class A:
   Shares Issued                           53,084       87,292         34,361       83,256
   Shares Issued in Lieu of
      Dividends & Distributions             9,471       17,306          5,246       10,907
   Shares Redeemed                        (48,982)     (94,180)      (108,042)     (45,595)
-------------------------------------------------------------------------------------------
  Total Class A Transactions               13,573       10,418        (68,435)      48,568
-------------------------------------------------------------------------------------------
  Class I:
   Shares Issued                              248          490             --           --
   Shares Issued in Lieu of
      Dividends & Distributions                29           48             --           --
   Shares Redeemed                           (273)        (273)            --           --
-------------------------------------------------------------------------------------------
  Total Class I Transactions                    4          265             --           --
-------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Capital Share Transactions              13,577       10,683        (68,435)      48,568
-------------------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
(2)   The Managed Volatility Fund commenced operations on October 28, 2004.
(3) Includes redemptions as a result of in-kind transfers of securities (see note 9).
(4) Includes subscriptions as a result of in-kind transfers of securities (see note 9).
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
144        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2006, were as follows:

--------------------------------------------------------------------------
                                  U.S. Gov't          Other          Total
                               ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases .......                  $  77,882     $  970,221   $  1,048,103
Sales ...........                     36,708        226,187        262,895
TAX-MANAGED
   LARGE CAP FUND
Purchases .......                         --      1,155,765      1,155,765
Sales ...........                         --      1,142,836      1,142,836
LARGE CAP VALUE FUND
Purchases .......                         --      1,490,741      1,490,741
Sales ...........                         --      2,148,727      2,148,727
LARGE CAP GROWTH FUND
Purchases .......                         --      2,180,454      2,180,454
Sales ...........                         --      2,804,250      2,804,250
TAX-MANAGED
   SMALL CAP FUND
Purchases .......                         --        108,021        108,021
Sales ...........                         --        103,330        103,330
SMALL CAP VALUE FUND
Purchases .......                         --        394,576        394,576
Sales ...........                         --        421,356        421,356
SMALL CAP GROWTH FUND
Purchases .......                         --        564,567        564,567
Sales ...........                         --        576,177        576,177
MID-CAP FUND
Purchases .......                         --         70,730         70,730
Sales ...........                         --         39,552         39,552

--------------------------------------------------------------------------
                                  U.S. Gov't          Other          Total
                               ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------
U.S. MANAGED VOLATILITY FUND
Purchases .......                         --        179,409        179,409
Sales ...........                         --        120,541        120,541
REAL ESTATE FUND
Purchases .......                         --         57,998         57,998
Sales ...........                         --         32,366         32,366
CORE FIXED INCOME FUND
Purchases .......                  9,550,353        926,626     10,476,979
Sales                              9,430,018      1,173,646     10,603,664
HIGH YIELD BOND FUND
Purchases .......                     10,940        762,330        773,270
Sales ...........                     11,978      1,224,420      1,236,398

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or period ended September 30, 2005 and September 30, 2004 was as follows:

-----------------------------------------------------------------------------------------------
                                          Ordinary      Long-term      Return of
                                            Income   Capital Gain        Capital          Total
                                     ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund     2005       $ 22,762        $    --          $  --       $ 22,762
                               2004         15,399             --             --         15,399
Large Cap Value Fund           2005         88,105          4,927             --         93,032
                               2004         61,966             --             --         61,966
Large Cap Growth Fund          2005         17,915             --             --         17,915
                               2004             --             --             --             --
Tax-Managed Small Cap Fund     2005          1,893         13,691             --         15,584
                               2004             --             --             --             --
Small Cap Value Fund           2005         58,192         90,972             --        149,164
                               2004         24,583         23,948             --         48,531
Small Cap Growth Fund          2005             --             --             --             --
                               2004             --             --             --             --
Mid-Cap Fund                   2005          2,402          3,479             --          5,881
                               2004          1,149             --             --          1,149
U.S. Managed Volatility        2005            635              6             --            641
Real Estate Fund               2005          1,959            220             --          2,179
                               2004            160              3              1            164
Core Fixed Income Fund         2005        171,693         23,897             --        195,590
                               2004        187,156          3,992             --        191,148
High Yield Bond Fund           2005        100,331             --             --        100,331
                               2004         83,753             --             --         83,753


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        145

March 31, 2006

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

---------------------------------------------------------------------------------------------
                               Undistributed   Undistributed         Capital            Post
                                    Ordinary       Long-Term            Loss         October
                                      Income    Capital Gain   Carryforwards          Losses
                               ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund           $ 4,006        $     --     $  (478,618)        $    --
Large Cap Value Fund                  57,195         192,922              --              --
Large Cap Growth Fund                    635              --      (1,387,498)             --
Tax-Managed Small Cap Fund             4,108          10,023              --              --
Small Cap Value Fund                  35,530          68,715              --              --
Small Cap Growth Fund                     --              --         (97,124)           (112)
Mid-Cap Fund                           3,069           2,766              --              --
U.S. Managed Volatility Fund           2,715             101              --              --
Real Estate Fund*                        486           2,416              --              --
Core Fixed Income Fund                16,085          13,008              --              --
High Yield Bond Fund                  10,352              --        (125,765)         (5,401)

-------------------------------------------------------------------------------------------
                                   Unrealized            Other                       Total
                                 Appreciation        Temporary     Distributable Earnings/
                               (Depreciation)      Differences        (Accumulated Losses)
                                ($ Thousands)    ($ Thousands)               ($ Thousands)
-------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund          $ 355,704       $       --                 $  (118,908)
Large Cap Value Fund                  667,401               --                     917,518
Large Cap Growth Fund                 292,242               --                  (1,094,621)
Tax-Managed Small Cap Fund             50,655               --                      64,786
Small Cap Value Fund                  177,054               --                     281,299
Small Cap Growth Fund                  48,066               --                     (49,170)
Mid-Cap Fund                            9,810               --                      15,645
U.S. Managed Volatility Fund            8,255               --                      11,071
Real Estate Fund*                      14,170               --                      17,072
Core Fixed Income Fund                 (4,891)         (14,526)                      9,676
High Yield Bond Fund                  (20,486)         (10,262)                   (151,562)

*Information reflects Fund activity based on Fund's December 31, 2004 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------
                                                                              Total Capital
                                    Expires         Expires         Expires            Loss
                                       2012            2011            2010   Carryforwards
                              ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund          $16,066        $203,461        $259,091      $  478,618
Large Cap Growth Fund                 7,113         625,970         754,415       1,387,498
Small Cap Growth Fund                    --          37,581          59,543          97,124
High Yield Bond Fund                     --          57,114          68,651         125,765

During the year ended September 30, 2005, the Tax-Managed Large Cap, Large Cap Growth, Small Cap Growth and High Yield Bond Funds utilized $95,733,392, $149,155,693, $99,904,439 and $13,158,690, respectively, of capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2006, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                                                 Net Unrealized
                                    Appreciated    Depreciated     Appreciation
                                     Securities     Securities   (Depreciation)
                                  ($ Thousands)  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund        $37,747       $(19,811)         $17,936
Tax-Managed Large Cap Fund              503,098        (44,785)         458,313
Large Cap Value Fund                    748,548        (77,438)         671,110
Large Cap Growth Fund                   613,623        (94,415)         519,208
Tax-Managed Small Cap Fund               74,410         (4,562)          69,848
Small Cap Value Fund                    264,537        (31,995)         232,542
Small Cap Growth Fund                   233,514        (74,789)         158,725
Mid-Cap Fund                             16,554         (1,656)          14,898
U.S. Managed Volatility Fund             18,876         (3,469)          15,407
Real Estate                              32,644             (7)          32,637
Core Fixed Income Fund                   34,267        (73,887)         (39,620)
High Yield Bond Fund                     19,653        (15,955)           3,698


--------------------------------------------------------------------------------
146        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9. IN-KIND TRANSFERS OF SECURITIES

During the year ended September 30, 2005, the Large Cap Value and U.S. Managed Volatility Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

------------------------------------------------------------------------------
                                       Shares Issued
                                          (Redeemed)         Value        Gain
------------------------------------------------------------------------------
Large Cap Value Fund 10/28/04               (301,626)  $ 5,993,304   $ 306,542

U.S. Managed Volatility Fund 10/28/04        599,330     5,993,304          --

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The Fund, along with other bondholders, subsequently agreed to sell the Note to Duty Free International. The final installment of the purchase price of the Note was received by the Fund in December 2005. The litigation proceeded to jury trial against British Airport Authority in December 2003, and the jury found against the plaintiffs on all counts. Plaintiffs subsequently appealed. In January 2006, the Court of Appeals ruled in favor of plantiffs and remanded for a new trial. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        147

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Concluded)

March 31, 2006

11. OTHER

On March 31, 2006, number of shareholders below held the following percentage of the outstanding shares of the Funds.

------------------------------------------------------------------------------
                                                Number of    % of Outstanding
                                             Shareholders              Shares
------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A               5               71.68%
Tax-Managed Large Cap Fund, Class A                     1               86.35
Tax-Managed Large Cap Fund, Class Y                     1              100.00
Large Cap Value Fund, Class A                           1               82.96
Large Cap Value Fund, Class I                           3               50.91
Large Cap Growth Fund, Class A                          1               83.17
Large Cap Growth Fund, Class I                          3               62.14
Tax-Managed Small Cap Fund, Class A                     1               81.35
Small Cap Value Fund, Class A                           1               69.84
Small Cap Value Fund, Class I                           2               32.21
Small Cap Growth Fund, Class A                          1               61.23
Small Cap Growth Fund, Class I                          2               47.76
Mid-Cap Fund, Class A                                   1               74.23
U.S. Managed Volatility Fund, Class A                   3               74.48
Real Estate Fund, Class A                               2               70.66
Core Fixed Income Fund, Class A                         1               73.83
Core Fixed Income Fund, Class I                         2               46.23
High Yield Bond Fund, Class A                           1               64.23

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended September 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended September 30, 2005 and September 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.


--------------------------------------------------------------------------------
148        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        149

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

----------------------------------------------------------------------------
                                BEGINNING    ENDING                  EXPENSE
                                 ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                  VALUE       VALUE      EXPENSE     DURING
                                 9/30/05     3/31/06      RATIOS     PERIOD*
----------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND+
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,028.20     1.05%       $3.15
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,011.47     1.05%       $3.12
----------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,066.80     0.86%       $4.43
Class Y Shares                  $1,000.00   $1,068.50     0.56%       $2.89
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,020.64     0.86%       $4.33
Class Y Shares                  $1,000.00   $1,022.14     0.56%       $2.82
----------------------------------------------------------------------------
LARGE CAP VALUE FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,067.40     0.86%       $4.43
Class I Shares                  $1,000.00   $1,066.50     1.11%       $5.72
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,020.64     0.86%       $4.33
Class I Shares                  $1,000.00   $1,019.40     1.11%       $5.59
----------------------------------------------------------------------------
LARGE CAP GROWTH FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,066.20     0.86%       $4.43
Class I Shares                  $1,000.00   $1,065.70     1.11%       $5.72
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,020.64     0.86%       $4.33
Class I Shares                  $1,000.00   $1,019.40     1.11%       $5.59
----------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,128.30     1.11%       $5.89
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.40     1.11%       $5.59
----------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,117.60     1.11%       $5.86
Class I Shares                  $1,000.00   $1,116.10     1.36%       $7.18
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.40     1.11%       $5.59
Class I Shares                  $1,000.00   $1,018.15     1.36%       $6.84

----------------------------------------------------------------------------
                                BEGINNING    ENDING                  EXPENSE
                                 ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                  VALUE       VALUE      EXPENSE     DURING
                                 9/30/05     3/31/06      RATIOS     PERIOD*
----------------------------------------------------------------------------
SMALL CAP GROWTH FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,160.10     1.11%       $5.98
Class I Shares                  $1,000.00   $1,158.50     1.36%       $7.32
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.40     1.11%       $5.59
Class I Shares                  $1,000.00   $1,018.15     1.36%       $6.84
----------------------------------------------------------------------------
MID-CAP FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,109.50     1.01%       $5.31
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.90     1.01%       $5.09
----------------------------------------------------------------------------
U.S. MANAGED VOLATILITY FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,043.00     1.11%       $5.65
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.40     1.11%       $5.59
----------------------------------------------------------------------------
REAL ESTATE FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,217.90     1.11%       $6.14
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,019.40     1.11%       $5.59
----------------------------------------------------------------------------
CORE FIXED INCOME FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $  999.10     0.63%       $3.14
Class I Shares                  $1,000.00   $  998.80     0.88%       $4.39
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,021.79     0.63%       $3.18
Class I Shares                  $1,000.00   $1,020.54     0.88%       $4.43
----------------------------------------------------------------------------
HIGH YIELD BOND FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00   $1,033.20     0.86%       $4.36
HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00   $1,020.64     0.86%       $4.33

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

+The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period shown).


--------------------------------------------------------------------------------
150        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        151

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Concluded)

At the April 27, 2005, June 23, 2005, September 20, 2005, September 21, 2005, December 7, 2005, December 8, 2005, March 8, 2006 and March 9, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
152        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2006        153

NOTES

NOTES

NOTES

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2006




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Phillip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Russell Emery
CHIEF COMPLIANCE OFFICER

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI  New ways
     New answer*

SEI Investments Distribution Co.

Oaks, PA 19456  1 800.DIAL.SEI 1.800.342.5734




SEI-F-092 (3/06)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Managed Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  May 26, 2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  May 26, 2006


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  May 26, 2006
* Print the name and title of each signing officer under his or her signature.